UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: October 31, 2015

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.7%)
U.S. Government Securities (2.5%)
	United States Treasury Note/Bond	0.875%	7/15/17	50	50
	United States Treasury Note/Bond	0.875%	8/15/17	350	351
	United States Treasury Note/Bond	1.000%	12/15/17	100	100
	United States Treasury Note/Bond	1.000%	2/15/18	100	100
	United States Treasury Note/Bond	0.875%	7/15/18	500	499
	United States Treasury Note/Bond	1.000%	9/15/18	3,000	2,998
	United States Treasury Note/Bond	2.000%	8/31/21	2,750	2,790
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	11,727
	United States Treasury Note/Bond	2.000%	8/15/25	2,100	2,073
	United States Treasury Note/Bond	5.250%	2/15/29	17,100	22,692
	United States Treasury Note/Bond	6.125%	8/15/29	25,152	36,160
	United States Treasury Note/Bond	5.375%	2/15/31	9,150	12,576
	United States Treasury Note/Bond	4.500%	2/15/36	131,175	170,630
	United States Treasury Note/Bond	3.750%	11/15/43	3,697	4,327
1	United States Treasury Note/Bond	3.125%	8/15/44	24,718	25,680
	United States Treasury Note/Bond	3.000%	11/15/44	3,310	3,353
2	United States Treasury Note/Bond	2.500%	2/15/45	28,662	26,150
3	United States Treasury Note/Bond	3.000%	5/15/45	12,900	13,073
	United States Treasury Note/Bond	2.875%	8/15/45	12,100	11,975
					347,304
Agency Bonds and Notes (0.2%)
4	Tennessee Valley Authority	5.250%	9/15/39	18,800	23,506
4	Tennessee Valley Authority	4.250%	9/15/65	10,000	9,964
					33,470
Total U.S. Government and Agency Obligations (Cost $359,649)					380,774
Corporate Bonds (74.7%)
Finance (22.5%)
	Banking (13.7%)
	Bank of America Corp.	3.950%	4/21/25	15,770	15,506
	Bank of America Corp.	6.110%	1/29/37	25,550	29,743
	Bank of America Corp.	7.750%	5/14/38	15,450	21,465
	Bank of America Corp.	5.875%	2/7/42	30,710	36,317
	Bank of America Corp.	5.000%	1/21/44	34,800	36,748
	Bank of America Corp.	4.875%	4/1/44	1,649	1,725
	Bank of America NA	6.000%	10/15/36	21,760	26,285
	Bank One Corp.	7.750%	7/15/25	22,900	29,160
	Bank One Corp.	7.625%	10/15/26	21,775	27,767
	Bank One Corp.	8.000%	4/29/27	30,869	40,491
	Barclays plc	5.250%	8/17/45	22,000	22,856
	Branch Banking & Trust Co.	3.800%	10/30/26	900	914
	Citigroup Inc.	4.400%	6/10/25	7,700	7,793
	Citigroup Inc.	4.450%	9/29/27	49,555	49,527
	Citigroup Inc.	6.625%	1/15/28	2,500	3,116
	Citigroup Inc.	6.625%	6/15/32	31,545	37,874
	Citigroup Inc.	8.125%	7/15/39	2,650	3,873
	Citigroup Inc.	5.875%	1/30/42	10,364	12,133
	Citigroup Inc.	5.300%	5/6/44	8,065	8,556
	Citigroup Inc.	4.650%	7/30/45	67,370	68,219

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	6,400	7,265
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	52,730	59,377
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	8/4/45	17,225	18,143
5 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	26,125	25,525
Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	45,827
Goldman Sachs Group Inc.	6.450%	5/1/36	49,400	56,505
Goldman Sachs Group Inc.	6.750%	10/1/37	41,315	49,925
Goldman Sachs Group Inc.	6.250%	2/1/41	25,625	30,976
Goldman Sachs Group Inc.	4.800%	7/8/44	16,792	16,970
Goldman Sachs Group Inc.	4.750%	10/21/45	15,404	15,572
HSBC Bank USA NA	5.875%	11/1/34	44,700	52,481
HSBC Bank USA NA	5.625%	8/15/35	22,425	25,732
HSBC Holdings plc	4.250%	8/18/25	10,000	10,051
HSBC Holdings plc	7.625%	5/17/32	21,200	27,391
HSBC Holdings plc	6.500%	5/2/36	10,000	12,088
HSBC Holdings plc	6.500%	9/15/37	42,415	51,670
HSBC Holdings plc	6.800%	6/1/38	86,849	109,689
HSBC Holdings plc	6.100%	1/14/42	1,000	1,258
HSBC Holdings plc	5.250%	3/14/44	14,785	15,580
JPMorgan Chase & Co.	4.250%	10/1/27	13,315	13,344
JPMorgan Chase & Co.	6.400%	5/15/38	90,000	113,584
JPMorgan Chase & Co.	5.500%	10/15/40	25,675	29,493
JPMorgan Chase & Co.	5.600%	7/15/41	16,152	18,782
JPMorgan Chase & Co.	5.625%	8/16/43	43,832	48,755
JPMorgan Chase & Co.	4.950%	6/1/45	29,800	30,023
6 JPMorgan Chase & Co.	5.300%	12/29/49	430	431
5 Macquarie Bank Ltd.	4.875%	6/10/25	590	588
Morgan Stanley	6.250%	8/9/26	525	629
Morgan Stanley	4.350%	9/8/26	9,000	9,135
Morgan Stanley	3.950%	4/23/27	13,120	12,794
Morgan Stanley	7.250%	4/1/32	44,360	58,517
Morgan Stanley	6.375%	7/24/42	35,331	44,396
Morgan Stanley	4.300%	1/27/45	69,115	66,207
PNC Bank NA	4.200%	11/1/25	965	1,022
6 State Street Corp.	5.250%	12/29/49	400	403
Wachovia Corp.	6.605%	10/1/25	3,000	3,611
Wachovia Corp.	5.500%	8/1/35	21,905	24,560
Wells Fargo & Co.	3.550%	9/29/25	14,385	14,450
Wells Fargo & Co.	4.100%	6/3/26	50,287	51,213
Wells Fargo & Co.	4.300%	7/22/27	23,295	23,974
Wells Fargo & Co.	5.375%	2/7/35	9,240	10,688
Wells Fargo & Co.	5.375%	11/2/43	53,122	58,219
Wells Fargo & Co.	5.606%	1/15/44	157,813	179,162
Wells Fargo & Co.	4.650%	11/4/44	6,142	6,063
Wells Fargo & Co.	3.900%	5/1/45	21,500	20,133
Wells Fargo Bank NA	6.600%	1/15/38	500	656

Brokerage (0.2%)
5 FMR LLC	6.450%	11/15/39	18,200	22,691
Invesco Finance plc	3.750%	1/15/26	1,250	1,258
Invesco Finance plc	5.375%	11/30/43	2,000	2,180
Legg Mason Inc.	5.625%	1/15/44	2,000	2,076

	Finance Companies (2.2%)
5	GE Capital International Funding Co.	0.964%	4/15/16	1,024	1,026
5	GE Capital International Funding Co.	4.418%	11/15/35	305,988	316,566
6	General Electric Capital Corp.	6.250%	12/29/49	1,000	1,115

	Insurance (5.3%)
	ACE Capital Trust II	9.700%	4/1/30	7,050	10,302
	ACE INA Holdings Inc.	4.350%	11/3/45	3,600	3,641
	Aetna Inc.	4.125%	11/15/42	24,995	23,606
	American International Group Inc.	4.700%	7/10/35	8,310	8,490
	American International Group Inc.	4.500%	7/16/44	29,745	29,125
	Anthem Inc.	6.375%	6/15/37	11,791	14,179
	Anthem Inc.	4.625%	5/15/42	17,100	16,877
[6,7] Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	200	241
	AXA Financial Inc.	7.000%	4/1/28	24,910	30,792
	Berkshire Hathaway Inc.	4.500%	2/11/43	44,557	45,175
[6,7] CNP Assurances		4.000%	11/29/49	100	106
5	Guardian Life Insurance Co. of America	7.375%	9/30/39	12,160	15,950
5	Guardian Life Insurance Co. of America	4.875%	6/19/64	10,700	10,210
5	Jackson National Life Insurance Co.	8.150%	3/15/27	200	262
5	John Hancock Life Insurance Co.	7.375%	2/15/24	13,350	16,085
	Loews Corp.	4.125%	5/15/43	1,800	1,633
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,000	3,014
5	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	16,751	24,963
5	Massachusetts Mutual Life Insurance Co.	5.375%	12/1/41	6,160	6,701
5	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	286
	MetLife Inc.	6.500%	12/15/32	900	1,128
	MetLife Inc.	4.125%	8/13/42	20,385	19,564
	MetLife Inc.	4.875%	11/13/43	769	818
	MetLife Inc.	4.050%	3/1/45	3,000	2,836
6	MetLife Inc.	5.250%	12/29/49	195	197
5	Metropolitan Life Insurance Co.	7.800%	11/1/25	32,250	41,965
5	Nationwide Mutual Insurance Co.	8.250%	12/1/31	6,285	8,248
5	Nationwide Mutual Insurance Co.	9.375%	8/15/39	39,206	59,350
5	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	12,838
5	New York Life Insurance Co.	5.875%	5/15/33	47,575	56,920
5	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	14,890	17,912
5	Pacific Life Insurance Co.	9.250%	6/15/39	23,780	35,064
6	Progressive Corp.	6.700%	6/15/67	1,051	1,056
6	Prudential Financial Inc.	5.375%	5/15/45	270	271
5	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	11,962
5	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	20,452	25,612
5	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	10,720	11,088
	Travelers Cos. Inc.	6.750%	6/20/36	500	658
	Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,698
	Travelers Cos. Inc.	4.600%	8/1/43	2,000	2,106
	UnitedHealth Group Inc.	4.625%	7/15/35	11,515	12,227
	UnitedHealth Group Inc.	5.800%	3/15/36	49,846	59,303
	UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,409
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,039
	UnitedHealth Group Inc.	6.875%	2/15/38	26,847	36,212
	UnitedHealth Group Inc.	4.625%	11/15/41	3,045	3,159
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	25,168

UnitedHealth Group Inc.	4.750%	7/15/45	41,145	43,789

Real Estate Investment Trusts (0.2%)
ERP Operating LP	4.500%	6/1/45	680	688
Federal Realty Investment Trust	4.500%	12/1/44	1,000	998
5 Omega Healthcare Investors Inc.	5.250%	1/15/26	4,989	5,189
5 Omega Healthcare Investors Inc.	4.500%	4/1/27	4,000	3,820
Simon Property Group LP	6.750%	2/1/40	10,700	14,227
Simon Property Group LP	4.250%	10/1/44	10,750	10,588
				3,207,575
Industrial (39.2%)
Basic Industry (1.0%)
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	14,899
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	35,650	37,433
CF Industries Inc.	5.375%	3/15/44	12,495	12,500
International Paper Co.	4.800%	6/15/44	13,440	12,452
Monsanto Co.	4.200%	7/15/34	1,000	917
Monsanto Co.	5.875%	4/15/38	3,000	3,270
Monsanto Co.	3.600%	7/15/42	600	477
Monsanto Co.	4.650%	11/15/43	600	564
Monsanto Co.	4.400%	7/15/44	24,630	22,107
Monsanto Co.	3.950%	4/15/45	1,000	846
Monsanto Co.	4.700%	7/15/64	1,500	1,275
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	500	562
PPG Industries Inc.	5.500%	11/15/40	1,225	1,374
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	8,894	9,050
Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,359
Rio Tinto Finance USA plc	4.125%	8/21/42	24,175	21,471

Capital Goods (4.4%)
3M Co.	5.700%	3/15/37	13,500	16,771
Boeing Co.	6.125%	2/15/33	22,065	28,027
Boeing Co.	7.875%	4/15/43	5,900	8,843
Caterpillar Inc.	6.050%	8/15/36	3,082	3,670
Caterpillar Inc.	3.803%	8/15/42	44,022	40,222
Caterpillar Inc.	4.300%	5/15/44	17,395	16,998
Danaher Corp.	3.350%	9/15/25	3,945	4,023
Danaher Corp.	4.375%	9/15/45	5,000	5,207
Deere & Co.	7.125%	3/3/31	15,000	19,697
Dover Corp.	6.600%	3/15/38	2,375	3,113
Emerson Electric Co.	6.000%	8/15/32	1,071	1,288
General Electric Co.	4.125%	10/9/42	13,425	13,175
General Electric Co.	4.500%	3/11/44	20,000	20,679
General Electric Capital Corp.	6.750%	3/15/32	35,708	46,796
General Electric Capital Corp.	6.150%	8/7/37	1,525	1,938
General Electric Capital Corp.	5.875%	1/14/38	35,584	43,827
General Electric Capital Corp.	6.875%	1/10/39	17,814	24,432
Honeywell International Inc.	5.700%	3/15/36	2,960	3,558
Honeywell International Inc.	5.700%	3/15/37	5,565	6,777
Lockheed Martin Corp.	3.600%	3/1/35	16,925	15,314
Lockheed Martin Corp.	6.150%	9/1/36	8,102	9,907
Lockheed Martin Corp.	5.500%	11/15/39	6,000	6,741
Lockheed Martin Corp.	4.850%	9/15/41	27,319	28,464
Lockheed Martin Corp.	4.070%	12/15/42	10,120	9,410
Lockheed Martin Corp.	3.800%	3/1/45	13,625	12,158
Raytheon Co.	4.700%	12/15/41	37,524	40,284
Rockwell Collins Inc.	4.800%	12/15/43	20,129	21,790

5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	2,000	2,093
United Technologies Corp.	7.500%	9/15/29	14,755	20,565
United Technologies Corp.	6.125%	7/15/38	55,575	69,230
United Technologies Corp.	5.700%	4/15/40	22,500	26,923
United Technologies Corp.	4.500%	6/1/42	23,785	24,337
WW Grainger Inc.	4.600%	6/15/45	15,690	16,632

Communication (4.9%)
21st Century Fox America Inc.	6.400%	12/15/35	6,575	7,714
21st Century Fox America Inc.	7.900%	12/1/95	3,975	4,877
Alltel Corp.	7.875%	7/1/32	2,400	3,016
America Movil SAB de CV	6.375%	3/1/35	3,600	4,161
America Movil SAB de CV	6.125%	3/30/40	24,520	27,719
America Movil SAB de CV	4.375%	7/16/42	2,050	1,891
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,500	1,478
Comcast Corp.	4.250%	1/15/33	11,435	11,446
Comcast Corp.	7.050%	3/15/33	10,535	13,820
Comcast Corp.	4.200%	8/15/34	1,550	1,534
Comcast Corp.	5.650%	6/15/35	41,764	48,745
Comcast Corp.	6.450%	3/15/37	18,000	22,837
Comcast Corp.	6.950%	8/15/37	65,717	87,566
Comcast Corp.	6.400%	5/15/38	10,485	13,233
Comcast Corp.	6.550%	7/1/39	11,765	15,169
Comcast Corp.	6.400%	3/1/40	19,865	25,439
Comcast Corp.	4.650%	7/15/42	7,865	8,246
Comcast Corp.	4.500%	1/15/43	14,610	14,906
Comcast Corp.	4.750%	3/1/44	66,270	69,872
Comcast Corp.	4.600%	8/15/45	32,500	33,672
5 COX Communications Inc.	6.450%	12/1/36	9,000	8,967
5 COX Communications Inc.	8.375%	3/1/39	19,110	21,884
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,730	25,289
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	1,900	2,069
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,000	1,037
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,300	1,238
Grupo Televisa SAB	5.000%	5/13/45	1,500	1,367
Historic TW Inc.	6.625%	5/15/29	22,275	27,247
Moody's Corp.	5.250%	7/15/44	2,750	2,832
NBCUniversal Media LLC	6.400%	4/30/40	2,850	3,608
NBCUniversal Media LLC	5.950%	4/1/41	18,000	21,828
NBCUniversal Media LLC	4.450%	1/15/43	34,260	34,847
Orange SA	9.000%	3/1/31	12,000	17,445
Orange SA	5.500%	2/6/44	1,000	1,116
Qwest Corp.	6.875%	9/15/33	1,699	1,684
5 SES Global Americas Holdings GP	5.300%	3/25/44	1,000	979
Time Warner Cable Inc.	6.550%	5/1/37	20,475	20,755
Time Warner Inc.	7.625%	4/15/31	9,000	11,508
Verizon Communications Inc.	7.750%	12/1/30	1,000	1,360
Verizon Communications Inc.	5.850%	9/15/35	1,500	1,655
Verizon Communications Inc.	6.550%	9/15/43	1,098	1,324
Verizon Communications Inc.	4.862%	8/21/46	276	264
Verizon Communications Inc.	4.522%	9/15/48	47,371	42,324
Verizon Communications Inc.	5.012%	8/21/54	600	555
Verizon Communications Inc.	4.672%	3/15/55	945	827

Walt Disney Co.	7.550%	7/15/93	15,750	19,717

Consumer Cyclical (6.6%)
5 Alibaba Group Holding Ltd.	4.500%	11/28/34	1,500	1,432
Brinker International Inc.	3.875%	5/15/23	2,000	1,940
Cummins Inc.	4.875%	10/1/43	1,400	1,499
CVS Health Corp.	4.875%	7/20/35	14,955	15,719
CVS Health Corp.	5.750%	5/15/41	7,110	8,188
CVS Health Corp.	5.125%	7/20/45	36,125	38,678
Daimler Finance North America LLC	8.500%	1/18/31	19,830	28,684
Ford Motor Co.	7.450%	7/16/31	18,700	24,019
Home Depot Inc.	5.875%	12/16/36	39,775	48,903
Home Depot Inc.	5.950%	4/1/41	20,470	25,950
Home Depot Inc.	4.200%	4/1/43	6,035	6,063
Home Depot Inc.	4.875%	2/15/44	68,200	75,753
Home Depot Inc.	4.400%	3/15/45	12,900	13,418
Home Depot Inc.	4.250%	4/1/46	27,120	27,483
Lowe's Cos. Inc.	6.500%	3/15/29	20,160	25,516
Lowe's Cos. Inc.	5.500%	10/15/35	600	696
Lowe's Cos. Inc.	5.800%	10/15/36	2,060	2,477
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	16,269
Lowe's Cos. Inc.	5.800%	4/15/40	11,390	13,721
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,320
Lowe's Cos. Inc.	5.000%	9/15/43	23,740	26,292
Lowe's Cos. Inc.	4.250%	9/15/44	800	797
Lowe's Cos. Inc.	4.375%	9/15/45	4,165	4,244
McDonald's Corp.	6.300%	10/15/37	15,765	18,923
McDonald's Corp.	6.300%	3/1/38	26,940	32,139
McDonald's Corp.	5.700%	2/1/39	550	623
NIKE Inc.	3.625%	5/1/43	30,604	28,547
NIKE Inc.	3.875%	11/1/45	25,000	24,450
Starbucks Corp.	4.300%	6/15/45	500	519
Target Corp.	6.500%	10/15/37	18,673	24,529
Target Corp.	7.000%	1/15/38	1,100	1,522
Target Corp.	4.000%	7/1/42	1,000	973
VF Corp.	6.450%	11/1/37	726	943
Wal-Mart Stores Inc.	7.550%	2/15/30	49,000	68,932
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,530
Wal-Mart Stores Inc.	6.500%	8/15/37	37,190	48,987
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	105,700
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	12,021
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	21,828
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	18,812
Wal-Mart Stores Inc.	5.625%	4/15/41	72,682	87,215
Wal-Mart Stores Inc.	4.000%	4/11/43	24,345	23,627
Wal-Mart Stores Inc.	4.750%	10/2/43	8,900	9,666
Wal-Mart Stores Inc.	4.300%	4/22/44	1,000	1,025

Consumer Noncyclical (11.8%)
Abbott Laboratories	6.000%	4/1/39	11,105	13,700
Actavis Funding SCS	4.550%	3/15/35	27,125	25,941
Actavis Funding SCS	4.750%	3/15/45	11,270	10,793
Altria Group Inc.	9.950%	11/10/38	1,408	2,299
Altria Group Inc.	5.375%	1/31/44	1,250	1,364
Amgen Inc.	6.375%	6/1/37	4,000	4,702
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	506
Anheuser-Busch Cos. LLC	6.800%	8/20/32	500	627

Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	12,992
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	14,885	13,165
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	39,500	55,754
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	13,935
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	14,844	17,545
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	27,995	23,777
Archer-Daniels-Midland Co.	4.535%	3/26/42	500	532
Archer-Daniels-Midland Co.	4.016%	4/16/43	7,009	6,877
6 Ascension Health	4.847%	11/15/53	10,040	10,672
AstraZeneca plc	6.450%	9/15/37	49,200	64,201
5 Baxalta Inc.	5.250%	6/23/45	1,000	1,015
Becton Dickinson & Co.	7.000%	8/1/27	800	1,015
Biogen Inc.	5.200%	9/15/45	2,000	2,011
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,500	3,888
Bristol-Myers Squibb Co.	4.500%	3/1/44	22,500	24,189
Cardinal Health Inc.	4.500%	11/15/44	18,770	18,087
Cardinal Health Inc.	4.900%	9/15/45	5,010	5,185
5 Cargill Inc.	6.125%	4/19/34	200	239
5 Cargill Inc.	6.125%	9/15/36	27,045	32,860
5 Cargill Inc.	6.625%	9/15/37	5,590	7,342
5 Cargill Inc.	4.100%	11/1/42	15,500	14,396
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,400	17,811
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	484
City of Hope	5.623%	11/15/43	12,480	14,092
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,000	3,795
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,305
ConAgra Foods Inc.	4.650%	1/25/43	2,246	2,012
Diageo Investment Corp.	4.250%	5/11/42	500	495
Dignity Health California GO	4.500%	11/1/42	19,865	18,877
Dignity Health California GO	5.267%	11/1/64	800	830
Eli Lilly & Co.	3.700%	3/1/45	27,670	25,963
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,500	1,533
General Mills Inc.	5.400%	6/15/40	800	892
Gilead Sciences Inc.	4.600%	9/1/35	12,525	12,718
Gilead Sciences Inc.	5.650%	12/1/41	24,915	28,403
Gilead Sciences Inc.	4.800%	4/1/44	26,555	26,961
Gilead Sciences Inc.	4.500%	2/1/45	24,580	23,909
Gilead Sciences Inc.	4.750%	3/1/46	19,655	19,903
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	18,497	21,135
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	54,845	70,213
5 Grupo Bimbo SAB de CV	4.875%	6/27/44	3,000	2,720
JM Smucker Co.	4.250%	3/15/35	7,805	7,671
JM Smucker Co.	4.375%	3/15/45	3,250	3,183
Johnson & Johnson	5.950%	8/15/37	1,462	1,894
Johnson & Johnson	4.500%	9/1/40	12,015	13,191
Johnson & Johnson	4.500%	12/5/43	5,725	6,306
Kaiser Foundation Hospitals	4.875%	4/1/42	28,625	30,174
Kimberly-Clark Corp.	6.625%	8/1/37	7,300	9,654
Kraft Foods Group Inc.	6.875%	1/26/39	1,300	1,626
5 Kraft Heinz Foods Co.	5.200%	7/15/45	8,490	8,952
6 Mayo Clinic	3.774%	11/15/43	13,095	11,897
McKesson Corp.	4.883%	3/15/44	18,395	18,884
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,381
Medtronic Inc.	4.375%	3/15/35	45,792	47,451
Medtronic Inc.	6.500%	3/15/39	21,200	26,923
Medtronic Inc.	5.550%	3/15/40	1,900	2,208
Medtronic Inc.	4.500%	3/15/42	9,000	9,165

Medtronic Inc.	4.625%	3/15/44	2,000	2,088
Medtronic Inc.	4.625%	3/15/45	91,735	96,808
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	4,675	4,432
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	24,775	27,252
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,285	10,355
Merck & Co. Inc.	3.600%	9/15/42	11,567	10,788
Merck & Co. Inc.	4.150%	5/18/43	7,900	7,834
Merck & Co. Inc.	3.700%	2/10/45	44,720	41,030
New York & Presbyterian Hospital	4.024%	8/1/45	19,585	18,488
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	8,265	8,092
North Shore-Long Island Jewish Health Care
Inc. Revenue	6.150%	11/1/43	20,550	24,469
Novant Health Inc.	4.371%	11/1/43	552	530
Novartis Capital Corp.	4.400%	5/6/44	29,840	32,062
NYU Hospitals Center	4.784%	7/1/44	2,000	2,010
PepsiCo Inc.	5.500%	1/15/40	28,145	32,996
PepsiCo Inc.	4.875%	11/1/40	10,375	11,230
PepsiCo Inc.	4.000%	3/5/42	17,872	17,273
PepsiCo Inc.	3.600%	8/13/42	1,000	907
PepsiCo Inc.	4.450%	4/14/46	1,000	1,025
Pfizer Inc.	7.200%	3/15/39	44,462	61,369
Pfizer Inc.	4.300%	6/15/43	15,300	15,125
Pharmacia Corp.	6.750%	12/15/27	2,200	2,789
Philip Morris International Inc.	6.375%	5/16/38	32,015	40,664
Philip Morris International Inc.	4.125%	3/4/43	10,500	10,154
Philip Morris International Inc.	4.875%	11/15/43	23,855	25,623
Philip Morris International Inc.	4.250%	11/10/44	27,775	27,222
Procter & Gamble Co.	5.500%	2/1/34	13,500	16,297
Procter & Gamble Co.	5.550%	3/5/37	12,650	15,504
5 Reynolds American Inc.	7.000%	8/4/41	5,119	5,971
Reynolds American Inc.	5.850%	8/15/45	13,565	15,043
5 Roche Holdings Inc.	4.000%	11/28/44	29,605	29,953
5 SABMiller Holdings Inc.	4.950%	1/15/42	4,825	4,866
5 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	20,167
5 SC Johnson & Son Inc.	4.750%	10/15/46	7,695	7,934
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,023
St. Jude Medical Inc.	4.750%	4/15/43	35,090	34,867
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,466	2,730
6 Texas Health Resources	4.330%	11/15/55	1,000	969
The Pepsi Bottling Group Inc.	7.000%	3/1/29	12,000	16,218
Tyson Foods Inc.	4.875%	8/15/34	2,000	2,043
Tyson Foods Inc.	5.150%	8/15/44	1,500	1,576
Wyeth LLC	6.500%	2/1/34	1,310	1,654
Wyeth LLC	6.000%	2/15/36	2,047	2,428
Wyeth LLC	5.950%	4/1/37	68,185	81,137

Energy (4.4%)
Apache Corp.	4.750%	4/15/43	24,175	22,455
Baker Hughes Inc.	5.125%	9/15/40	2,375	2,406
Burlington Resources Finance Co.	7.400%	12/1/31	23,500	30,268
ConocoPhillips	7.000%	3/30/29	10,850	13,255
ConocoPhillips	5.900%	10/15/32	19,600	22,446
ConocoPhillips	6.500%	2/1/39	63,451	77,522
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,741

ConocoPhillips Co.	4.300%	11/15/44	14,255	13,636
Diamond Offshore Drilling Inc.	5.700%	10/15/39	500	401
Diamond Offshore Drilling Inc.	4.875%	11/1/43	2,750	1,939
Dominion Gas Holdings LLC	4.800%	11/1/43	1,575	1,537
Encana Corp.	6.500%	8/15/34	13,863	12,701
Encana Corp.	5.150%	11/15/41	7,645	5,979
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,338
Energy Transfer Partners LP	5.150%	2/1/43	12,825	10,147
Energy Transfer Partners LP	5.150%	3/15/45	20,000	15,908
6 Enterprise Products Operating LLC	8.375%	8/1/66	1,835	1,803
EOG Resources Inc.	3.900%	4/1/35	500	485
Exxon Mobil Corp.	3.567%	3/6/45	32,755	31,346
Halliburton Co.	6.700%	9/15/38	500	614
Halliburton Co.	7.450%	9/15/39	500	660
Halliburton Co.	4.500%	11/15/41	1,200	1,152
Halliburton Co.	4.750%	8/1/43	2,450	2,430
Kinder Morgan Inc.	5.550%	6/1/45	15,210	12,899
National Oilwell Varco Inc.	3.950%	12/1/42	1,000	812
Occidental Petroleum Corp.	4.625%	6/15/45	2,000	2,063
Petro-Canada	6.800%	5/15/38	22,828	28,284
Phillips 66 Partners LP	3.605%	2/15/25	80	74
Shell International Finance BV	4.125%	5/11/35	40,000	40,418
Shell International Finance BV	6.375%	12/15/38	43,260	54,642
Shell International Finance BV	5.500%	3/25/40	20,955	24,116
Shell International Finance BV	4.550%	8/12/43	16,840	17,332
Shell International Finance BV	4.375%	5/11/45	45,175	45,534
Suncor Energy Inc.	3.600%	12/1/24	4,855	4,845
Suncor Energy Inc.	6.500%	6/15/38	11,410	13,840
Suncor Energy Inc.	6.850%	6/1/39	6,535	8,148
Tosco Corp.	7.800%	1/1/27	1,500	1,931
Tosco Corp.	8.125%	2/15/30	20,000	27,330
TransCanada PipeLines Ltd.	4.625%	3/1/34	5,000	4,808
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,500	1,702
TransCanada PipeLines Ltd.	7.625%	1/15/39	49,100	64,415
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,900	2,139
Transocean Inc.	7.500%	4/15/31	500	335

Other Industrial (0.6%)
6 Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	25,969
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,361
6 Northwestern University	3.868%	12/1/48	21,605	20,899
6 Northwestern University Illinois GO	4.643%	12/1/44	25,315	27,988
5 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,301

Technology (5.5%)
Apple Inc.	3.850%	5/4/43	42,755	39,594
Apple Inc.	4.450%	5/6/44	12,055	12,130
Apple Inc.	3.450%	2/9/45	40,360	34,727
Apple Inc.	4.375%	5/13/45	41,430	41,248
Applied Materials Inc.	5.850%	6/15/41	1,150	1,246
Broadcom Corp.	4.500%	8/1/34	500	500
Cisco Systems Inc.	5.900%	2/15/39	37,500	45,817
Cisco Systems Inc.	5.500%	1/15/40	34,725	40,768
5 Hewlett Packard Enterprise Co.	2.850%	10/5/18	15,695	15,727
Intel Corp.	4.800%	10/1/41	23,180	24,086
Intel Corp.	4.250%	12/15/42	1,000	967

Intel Corp.	4.900%	7/29/45	19,325	20,188
International Business Machines Corp.	7.000%	10/30/25	20,625	26,695
International Business Machines Corp.	4.000%	6/20/42	23,900	21,535
Microsoft Corp.	3.500%	2/12/35	31,235	29,023
Microsoft Corp.	4.200%	11/3/35	1,500	1,514
Microsoft Corp.	4.500%	10/1/40	1,900	1,996
Microsoft Corp.	5.300%	2/8/41	15,000	17,216
Microsoft Corp.	3.500%	11/15/42	1,750	1,571
Microsoft Corp.	3.750%	5/1/43	10,000	9,146
Microsoft Corp.	4.875%	12/15/43	500	537
Microsoft Corp.	3.750%	2/12/45	71,860	65,965
Microsoft Corp.	4.450%	11/3/45	37,860	38,481
Microsoft Corp.	4.000%	2/12/55	11,075	9,943
Microsoft Corp.	4.750%	11/3/55	37,375	37,835
Oracle Corp.	4.300%	7/8/34	3,500	3,490
Oracle Corp.	3.900%	5/15/35	6,000	5,714
Oracle Corp.	6.500%	4/15/38	40,833	52,149
Oracle Corp.	6.125%	7/8/39	19,559	23,414
Oracle Corp.	5.375%	7/15/40	43,160	48,209
Oracle Corp.	4.500%	7/8/44	2,000	2,006
Oracle Corp.	4.125%	5/15/45	32,500	30,713
Oracle Corp.	4.375%	5/15/55	37,000	34,965
QUALCOMM Inc.	3.450%	5/20/25	19,550	18,861
QUALCOMM Inc.	4.650%	5/20/35	26,310	24,269
QUALCOMM Inc.	4.800%	5/20/45	2,000	1,759
Tyco Electronics Group SA	7.125%	10/1/37	525	674
Verisk Analytics Inc.	5.500%	6/15/45	2,000	1,912

Transportation (0.9%)
Burlington Northern Santa Fe LLC	5.750%	5/1/40	18,888	21,750
Canadian Pacific Railway Co.	7.125%	10/15/31	2,013	2,549
CSX Corp.	4.400%	3/1/43	12,410	11,985
5 ERAC USA Finance LLC	7.000%	10/15/37	11,771	14,504
FedEx Corp.	3.900%	2/1/35	9,070	8,285
Union Pacific Corp.	3.375%	2/1/35	750	686
Union Pacific Corp.	4.750%	9/15/41	2,000	2,182
Union Pacific Corp.	4.750%	12/15/43	20,510	22,498
Union Pacific Corp.	4.821%	2/1/44	12,000	13,349
Union Pacific Corp.	4.150%	1/15/45	1,500	1,500
Union Pacific Corp.	4.375%	11/15/65	9,545	9,087
United Parcel Service Inc.	6.200%	1/15/38	9,250	12,028
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,020
United Parcel Service Inc.	3.625%	10/1/42	6,790	6,381
				5,576,054
Utilities (13.0%)
Electric (13.0%)
Alabama Power Co.	6.000%	3/1/39	4,875	5,899
Alabama Power Co.	5.500%	3/15/41	26,943	31,164
Alabama Power Co.	5.200%	6/1/41	15,000	16,752
Alabama Power Co.	3.750%	3/1/45	22,325	20,598
Appalachian Power Co.	6.700%	8/15/37	38,600	47,913
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,548
Berkshire Hathaway Energy Co.	6.125%	4/1/36	16,300	19,587
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,000	10,967
Berkshire Hathaway Energy Co.	4.500%	2/1/45	20,675	20,751
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	14,321
Commonwealth Edison Co.	5.900%	3/15/36	2,120	2,573

Commonwealth Edison Co.	3.800%	10/1/42	20,805	19,723
Commonwealth Edison Co.	4.600%	8/15/43	12,560	13,332
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,178
Commonwealth Edison Co.	3.700%	3/1/45	15,990	14,720
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	18,762
Connecticut Light & Power Co.	4.300%	4/15/44	940	963
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,500
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	785
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,117
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	12,127	14,911
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,041
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	7,050	8,181
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,586
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,250	10,134
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	10,515
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	49,626
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,060	8,167
Delmarva Power & Light Co.	4.000%	6/1/42	1,000	962
Dominion Resources Inc.	4.700%	12/1/44	18,505	18,326
DTE Electric Co.	6.625%	6/1/36	1,910	2,524
DTE Electric Co.	4.000%	4/1/43	1,000	978
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,281
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	64,379
Duke Energy Carolinas LLC	6.050%	4/15/38	2,440	3,067
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	5,747
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	16,556
Duke Energy Carolinas LLC	4.000%	9/30/42	42,242	41,545
Duke Energy Florida Inc.	6.750%	2/1/28	1,800	2,092
Duke Energy Florida LLC	6.400%	6/15/38	1,000	1,303
Duke Energy Florida LLC	5.650%	4/1/40	11,860	14,445
Duke Energy Indiana Inc.	6.120%	10/15/35	2,723	3,336
Duke Energy Indiana Inc.	6.350%	8/15/38	500	647
Duke Energy Indiana Inc.	6.450%	4/1/39	9,100	11,950
Duke Energy Indiana Inc.	4.200%	3/15/42	12,700	12,656
Duke Energy Indiana Inc.	4.900%	7/15/43	28,610	31,511
Duke Energy Progress LLC	4.100%	5/15/42	1,250	1,248
Duke Energy Progress LLC	4.100%	3/15/43	15,000	14,849
Duke Energy Progress LLC	4.375%	3/30/44	1,000	1,040
Duke Energy Progress LLC	4.200%	8/15/45	17,560	17,832
5 Enel Finance International NV	6.000%	10/7/39	1,000	1,138
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,124
5 FirstEnergy Transmission LLC	4.350%	1/15/25	850	870
5 FirstEnergy Transmission LLC	5.450%	7/15/44	2,000	2,058
Florida Power & Light Co.	5.960%	4/1/39	15,100	19,136
Florida Power & Light Co.	5.690%	3/1/40	700	873
Florida Power & Light Co.	5.250%	2/1/41	21,662	25,323
Florida Power & Light Co.	5.125%	6/1/41	437	503
Florida Power & Light Co.	4.125%	2/1/42	11,265	11,343
Florida Power & Light Co.	3.800%	12/15/42	26,975	25,820
Florida Power & Light Co.	4.050%	10/1/44	10,825	10,877
Georgia Power Co.	5.950%	2/1/39	29,827	33,998
Georgia Power Co.	5.400%	6/1/40	10,100	10,769
Georgia Power Co.	4.750%	9/1/40	21,685	21,585
Georgia Power Co.	4.300%	3/15/42	9,982	9,294
Georgia Power Co.	4.300%	3/15/43	1,818	1,669
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	22,609	24,720
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,139

Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,077
MidAmerican Energy Co.	5.800%	10/15/36	500	609
MidAmerican Energy Co.	4.800%	9/15/43	28,300	31,163
MidAmerican Energy Co.	4.250%	5/1/46	3,895	3,968
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	34,509	34,263
Nevada Power Co.	6.650%	4/1/36	5,830	7,472
Nevada Power Co.	5.375%	9/15/40	18,230	20,626
Nevada Power Co.	5.450%	5/15/41	25,120	28,755
Northern States Power Co.	6.200%	7/1/37	27,900	36,152
Oglethorpe Power Corp.	5.375%	11/1/40	2,000	2,166
Oklahoma Gas & Electric Co.	6.500%	4/15/28	300	360
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	514
Pacific Gas & Electric Co.	6.050%	3/1/34	44,041	53,104
Pacific Gas & Electric Co.	5.800%	3/1/37	900	1,065
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,294
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	44,730
Pacific Gas & Electric Co.	5.400%	1/15/40	19,495	22,310
Pacific Gas & Electric Co.	4.500%	12/15/41	700	713
Pacific Gas & Electric Co.	5.125%	11/15/43	1,700	1,891
Pacific Gas & Electric Co.	4.750%	2/15/44	24,005	25,429
PacifiCorp	5.250%	6/15/35	1,301	1,473
PacifiCorp	6.100%	8/1/36	15,000	18,605
PacifiCorp	6.250%	10/15/37	7,815	9,860
PacifiCorp	6.350%	7/15/38	20,000	25,624
PacifiCorp	6.000%	1/15/39	32,446	40,206
PacifiCorp	4.100%	2/1/42	24,520	24,086
Peco Energy Co.	4.800%	10/15/43	15,530	17,022
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,609
Potomac Electric Power Co.	7.900%	12/15/38	150	226
Potomac Electric Power Co.	4.150%	3/15/43	2,000	1,993
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,081
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,434
PSEG Power LLC	8.625%	4/15/31	200	270
Public Service Co. of Colorado	3.600%	9/15/42	15,055	13,924
Public Service Electric & Gas Co.	3.650%	9/1/42	22,483	20,943
Public Service Electric & Gas Co.	4.000%	6/1/44	700	688
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	13,472
Puget Sound Energy Inc.	6.274%	3/15/37	500	644
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,351
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	22,412
Puget Sound Energy Inc.	5.764%	7/15/40	500	617
Puget Sound Energy Inc.	4.300%	5/20/45	400	411
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	43,819
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	12,637
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	340
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,687	32,074
South Carolina Electric & Gas Co.	4.600%	6/15/43	300	302
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	18,330
Southern California Edison Co.	6.000%	1/15/34	19,095	23,626
Southern California Edison Co.	5.950%	2/1/38	16,100	20,087
Southern California Edison Co.	6.050%	3/15/39	845	1,060
Southern California Edison Co.	4.500%	9/1/40	12,000	12,605
Southern California Edison Co.	3.900%	12/1/41	500	481
Southern California Edison Co.	4.050%	3/15/42	800	793
Southern California Edison Co.	3.900%	3/15/43	18,480	17,752
Southern California Edison Co.	4.650%	10/1/43	29,150	31,689

Southwestern Public Service Co.	4.500%	8/15/41	22,555	23,607
Tampa Electric Co.	6.150%	5/15/37	36,000	45,105
Tampa Electric Co.	4.100%	6/15/42	1,010	987
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	72,032
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,624
Virginia Electric & Power Co.	4.650%	8/15/43	1,140	1,245
Westar Energy Inc.	4.125%	3/1/42	1,175	1,172
Westar Energy Inc.	4.625%	9/1/43	1,300	1,392
Wisconsin Public Service Corp.	4.752%	11/1/44	17,500	19,293

Natural Gas (0.0%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,447
Atmos Energy Corp.	4.125%	10/15/44	1,000	976
Southern California Gas Co.	5.125%	11/15/40	2,922	3,382

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,800	2,358
American Water Capital Corp.	4.300%	9/1/45	500	516

				1,855,170
Total Corporate Bonds (Cost $9,898,824)				10,638,799
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
5 CDP Financial Inc.	5.600%	11/25/39	15,000	18,168
5 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	831
5 Corp Nacional del Cobre de Chile	4.500%	9/16/25	23,015	22,805
Ecopetrol SA	5.875%	5/28/45	1,050	856
5 Electricite de France SA	6.950%	1/26/39	19,740	25,001
5 Electricite de France SA	4.875%	1/22/44	18,730	18,809
5 Electricite de France SA	4.950%	10/13/45	25,100	24,896
5 Electricite de France SA	6.000%	1/22/14	2,280	2,296
Export-Import Bank of Korea	3.250%	8/12/26	5,000	5,002
Federative Republic of Brazil	4.875%	1/22/21	300	295
Federative Republic of Brazil	8.250%	1/20/34	1,000	1,065
5 OCP SA	5.625%	4/25/24	275	287
6 Oriental Republic of Uruguay	4.375%	10/27/27	220	219
6 Oriental Republic of Uruguay	5.100%	6/18/50	1,325	1,192
Pertamina Persero PT	6.000%	5/3/42	650	565
5 Pertamina Persero PT	6.450%	5/30/44	300	283
Petrobras International Finance Co. SA	6.875%	1/20/40	1,615	1,159
Petroleos Mexicanos	5.500%	1/21/21	2,250	2,401
Petroleos Mexicanos	4.875%	1/24/22	4,800	4,900
5 Petroleos Mexicanos	5.625%	1/23/46	1,200	1,038
Quebec	7.500%	9/15/29	9,000	13,095
7 Republic of Chile	1.875%	5/27/30	3,500	3,682
6 Republic of Colombia	4.500%	1/28/26	700	696
Republic of Colombia	6.125%	1/18/41	825	858
6 Republic of Colombia	5.625%	2/26/44	138	135
6 Republic of Colombia	5.000%	6/15/45	760	680
Republic of Indonesia	4.125%	1/15/25	765	747
5 Republic of Indonesia	6.625%	2/17/37	200	222
Republic of Indonesia	6.625%	2/17/37	1,400	1,536
5 Republic of Indonesia	6.750%	1/15/44	950	1,069
Republic of Kazakhstan	4.875%	10/14/44	780	640
Republic of Kazakhstan	6.500%	7/21/45	1,050	1,024
Republic of Namibia	5.250%	10/29/25	345	342
Republic of Peru	4.125%	8/25/27	500	505

Republic of Peru	5.625%	11/18/50	250	268
Republic of Poland	5.125%	4/21/21	3,200	3,621
Republic of Poland	4.000%	1/22/24	5,000	5,330
Republic of Romania	4.375%	8/22/23	500	526
7 Republic of Romania	2.750%	10/29/25	500	557
Republic of Turkey	5.625%	3/30/21	1,100	1,187
Republic of Turkey	4.875%	4/16/43	3,550	3,201
5 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,000	2,052
State of Israel	4.500%	1/30/43	3,000	3,029
Statoil ASA	5.100%	8/17/40	15,050	16,734
Statoil ASA	4.250%	11/23/41	6,400	6,294
Statoil ASA	3.950%	5/15/43	29,310	27,497
Statoil ASA	4.800%	11/8/43	18,740	20,075
5 Temasek Financial I Ltd.	3.375%	7/23/42	23,355	21,561
United Mexican States	4.000%	10/2/23	200	207
United Mexican States	4.750%	3/8/44	1,275	1,218
United Mexican States	5.750%	10/12/10	600	590
Total Sovereign Bonds (Cost $266,992)				271,246
Taxable Municipal Bonds (15.1%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,036
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	2,020
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	53,500	62,171
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	12,420	15,381
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	44,640	59,018
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	34,364
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	19,085
California GO	7.500%	4/1/34	26,555	37,715
California GO	7.550%	4/1/39	55,350	81,843
California GO	7.300%	10/1/39	105,545	149,519
California GO	7.350%	11/1/39	3,645	5,195
California GO	7.625%	3/1/40	30,135	44,562
California GO	7.600%	11/1/40	69,320	103,732
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,200	1,717
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	19,527
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,535	5,137
Chicago Transit Authority	6.899%	12/1/40	980	1,110
8 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	19,975	21,874
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	261
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	755	884
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	2,000	2,005
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	37,865
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	2,865
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	39,000	46,532

Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,500	1,803
Houston TX GO	6.290%	3/1/32	24,190	29,663
2 Illinois GO	5.100%	6/1/33	154,680	142,496
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	19,300	24,095
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	2,500	2,468
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	26,000	25,573
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	400	482
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	4,885	6,037
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	31,480	42,955
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,900	2,601
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	22,982
Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	13,038
Los Angeles CA Unified School District GO	6.758%	7/1/34	61,235	80,724
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	18,549
Mississippi GO	5.539%	10/1/29	1,500	1,756
9 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	56,540
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	52,934	74,375
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	62,755	85,535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	15,928
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	23,327
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	7,225	8,287
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	41,722
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,464
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	96,267
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	23,730
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	2,000	2,448
New York State GO	5.590%	3/1/35	1,000	1,176
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	26,971	36,556
Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,300	13,965
Ohio State University General Receipts
Revenue	4.800%	6/1/11	20,231	19,821

	Oregon GO	5.892%	6/1/27	14,590	17,691
[10] Oregon School Boards Association GO		4.759%	6/30/28	10,000	11,098
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	20,335	24,744
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	15,250	18,106
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	25,223
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	2,000	2,161
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	9,260	9,845
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	26,576
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	34,890	33,591
2	President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	52,593	53,711
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	13,367
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	13,370	14,182
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,400	1,966
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,358
	University of California	3.931%	5/15/45	17,840	17,511
	University of California Regents General
	Revenue	4.601%	5/15/31	11,165	11,941
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	25,770	33,415
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	8,695	11,327
	University of California Revenue	5.770%	5/15/43	5,155	6,336
	University of California Revenue	4.765%	5/15/44	9,290	9,483
	University of California Revenue	4.858%	5/15/12	31,025	29,679
	University of California Revenue	4.767%	5/15/15	14,875	13,964
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	11,500	13,990
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	8,915	10,232
	Washington GO	5.481%	8/1/39	8,890	10,827
	Washington University Revenue	4.072%	10/15/44	1,000	1,052
8	Wisconsin GO	5.700%	5/1/26	23,025	26,975
Total Taxable Municipal Bonds (Cost $1,894,183)					2,152,144

			Shares
Temporary Cash Investments (5.1%)
Money Market Fund (1.1%)
[11] Vanguard Market Liquidity Fund	0.207%		161,097,595	161,097

			Face
			Amount
			($000)
Repurchase Agreements (4.0%)
Bank of America Securities, LLC
(Dated 10/30/15, Repurchase Value
$136,801,000, collateralized by
Government National Mortgage Assn.,
3.000%-4.000%, 2/20/45-8/20/45, with a
value of $139,536,000)	0.080%	11/2/15	136,800	136,800
Bank of Montreal
(Dated 10/30/15, Repurchase Value
$61,100,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.500%,
11/1/19-10/1/35, and Federal Home Loan
Mortgage Corp. 3.000%, 4/1/30-5/1/35, with
a value of $62,322,000)	0.080%	11/2/15	61,100	61,100
Barclays Capital Inc.
(Dated 10/30/15, Repurchase Value
$124,001,000, collateralized by U.S.
Treasury Note/Bond 0.250%-8.875%,
10/31/15-2/15/27, with a value of
$126,480,000)	0.080%	11/2/15	124,000	124,000
Citigroup Global Markets Inc.
(Dated 10/30/15, Repurchase Value
$137,401,000, collateralized by U.S.
Treasury Note/Bond 1.125%-3.500%,
6/15/18-2/15/39, with a value of
$140,148,000)	0.080%	11/2/15	137,400	137,400
RBC Capital Markets LLC
(Dated 10/30/15, Repurchase Value
$109,301,000, collateralized by Federal
Farm Credit Bank 0.243%, 2/2/18, Federal
National Mortgage Assn. 2.246%-6.000%,
5/1/18-10/1/45, Federal Home Loan
Mortgage Corp. 2.191%-4.000%, 5/1/29-
7/1/45, and Government National Mortgage
Assn. 3.250%-7.000%, 12/20/28-4/20/45,
with a value of $111,486,000)	0.100%	11/2/15	109,300	109,300
				568,600
Total Temporary Cash Investments (Cost $729,697)				729,697
Total Investments (99.5%) (Cost $13,149,345)				14,172,660

		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	34	(2)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50	11/20/15	20	(2)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00	11/20/15	34	(25)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50	11/20/15	30	(15)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50	11/20/15	19	(3)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00	11/20/15	18	(6)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50	12/24/15	10	(4)
Total Liability for Options Written (Premiums received $52)			(57)
Other Assets and Liabilities-Net (0.5%)[12]			73,758
Net Assets (100%)			14,246,361

1	Securities with a value of $19,856,000 have been segregated as initial margin for open cleared swap contracts.
2	Securities with a value of $5,934,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $504,000 have been segregated as collateral for open over-the-counter swap contracts.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $1,081,507,000, representing 7.6% of net assets.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Face amount denominated in euro.
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $11,298,000 has been segregated as initial margin for open futures contracts. GO—General Obligation Bond.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.,

Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	380,774	—
Corporate Bonds	—	10,638,799
Sovereign Bonds	—	271,246	—
Taxable Municipal Bonds	—	2,152,144	—
Temporary Cash Investments	161,097	568,600	—
Futures Contracts—Assets[1]	2,969	—	—
Futures Contracts—Liabilities[1]	(482)	—	—
Forward Currency Contracts—Assets	—	87	—
Forward Currency Contracts—Liabilities	—	(15)	—
Swap Contracts—Assets	25[1]	13,399	—
Swap Contracts—Liabilities	(172)[1]	(205)	—
Liability for Options Written	(57)	—	—
Total	163,380	14,024,829	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	December 2015	2,577	411,676	2,845
10-Year U.S. Treasury Note	December 2015	2,444	312,068	(846)
30-Year U.S. Treasury Bond	December 2015	294	45,993	632
5-Year U.S. Treasury Note	December 2015	161	19,284	(21)
2-Year U.S. Treasury Note	December 2015	(17)	(3,717)	6
Euro-Buxl	December 2015	(15)	(2,602)	(99)
Euro-Bund	December 2015	(5)	(864)	4
				2,521

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	11/2/15	EUR	4,147	USD	4,576	(14)
Bank of America N.A	12/2/15	EUR	442	USD	487	(1)
Morgan Stanley Capital Services LLC	11/2/15	GBP	115	USD	177	1
Morgan Stanley Capital Services LLC	12/2/15	USD	5,001	EUR	4,534	12
BNP Paribas	11/2/15	USD	4,456	EUR	3,990	69
Barclays Capital	12/2/15	USD	315	EUR	285	1
Morgan Stanley Capital Services LLC	11/2/15	USD	178	GBP	115
Morgan Stanley Capital Services LLC	12/2/15	USD	177	GBP	115	(1)
Morgan Stanley Capital Services LLC	11/2/15	USD	107	EUR	96	2
JPMorgan Chase Bank N.A.	11/2/15	USD	72	EUR	63	3
						72
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended October 31, 2015, the fund had the following open credit default and interest rate swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
CDX-IGS-14-V1-10Y/Baa3[2]	6/20/20	BOANA	100,000	87	1.000	1,258
CDX-IGS-16-V1-10Y/Baa3[3]	6/20/21	GSI	200,000	2,558	1.000	4,589
CDX-IGS-19-V1-10Y/Baa3[4]	12/20/22	BOANA	300,000	7,262	1.000	6,739
CDX-IGS-19-V1-10Y/Baa3[4]	12/20/22	BOANA	25,000	620	1.000	576
Federative Republic of Brazil/Baa3	12/20/20	BNPSW	800	128	1.000	13
Federation of Malaysia/A3	12/20/20	GSCM	6,700	278	1.000	(41)
Federation of Malaysia/A3	12/20/20	BNPSW	1,150	45	1.000	(10)
Federation of Malaysia/A3	12/20/20	BOANA	1,000	51	1.000	4
Peoples Republic of China/Aa3	9/20/20	GSCM	8,000	(33)	1.000	(37)
Peoples Republic of China/Aa3	9/20/20	BNPSW	12,000	79	1.000	74

Republic of Chile/Aa3	12/20/20	BNPSW	13,000	77	1.000	(74)
Republic of Colombia/Baa2	12/20/20	JPMC	400	20	1.000	(1)
Republic of Colombia/Baa2	12/20/20	DBAG	400	23	1.000	3
Republic of Colombia/Baa2	12/20/20	BNPSW	600	33	1.000	1
Republic of Indonesia/Baa3	12/20/20	BNPSW	500	26	1.000	(2)
Republic of Indonesia/Baa3	12/20/20	BOANA	750	39	1.000	(4)
Republic of Indonesia/Baa3	12/20/20	MSCS	850	45	1.000	(4)
Republic of Indonesia/Baa3	12/20/20	MSCS	1,000	57	1.000	-
Republic of Peru/A3	12/20/20	BNPSW	4,000	120	1.000	(19)
Republic of Turkey/Baa3	12/20/16	BNPSW	2,000	4	1.000	3
Republic of Turkey/Baa3	12/20/20	BNPSW	900	89	1.000	26
Russian Federation/Ba1	6/20/17	GSCM	200	8	1.000	6
Russian Federation/Ba1	6/20/17	GSCM	400	17	1.000	11
Russian Federation/Ba1	12/20/20	BARC	550	49	1.000	5
Russian Federation/Ba1	12/20/20	DBAG	1,715	208	1.000	70
Russian Federation/Ba1	12/20/20	BNPSW	750	83	1.000	22
United Mexican States/A3	9/20/20	DBAG	600	8	1.000	(10)
Total			683,265			13,198

Credit Protection Purchased
United Mexican States	9/20/20	GSCM	1,300	(29)	(1.000)	(4)
Total			1,300			(4)
						13,194

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event
1 BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.
2 Investment Grade Corporate Credit Default Swap Index-Version 14.
3 Investment Grade Corporate Credit Default Swap Index-Version 16.
4 Investment Grade Corporate Credit Default Swap Index-Version 19.

Centrally Cleared Credit Default Swaps
Remaining
Up-Front	Periodic

				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
CDX-IG-25-V1/Aa3[2]	12/20/20	CME	815,000	(7,473)	1.000	952
CDX-IG-25-V1/A2[2]	12/20/20	ICE	157,000	(1,451)	1.000	170
Total			972,000			1,122
1 CME--Chicago Mercantile Exchange.
ICE--Intercontinental Exchange.
2 Investment Grade Corporate Credit Default Swap Index—Version 25.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Clearinghouse[1]	($000)	(%)	(%)	($000)
12/16/20	CME	20	2.000	(0.000)[2]
12/16/25	CME	8,128	2.500	(0.000)[2]	136
12/16/35	CME	8,379	(2.500)	0.000[2]	(60)
12/16/45	CME	643	(2.750)	0.000[2]	(6)
Total					70
1 CME--Chicago Mercantile Exchange.

 2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

H. At October 31, 2015, the cost of investment securities for tax purposes was $13,159,626,000. Net unrealized appreciation of investment securities for tax purposes was $1,013,034,000, consisting of unrealized gains of $1,160,824,000 on securities that had risen in value since their purchase and $147,790,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (93.5%)
U.S. Government Securities (1.2%)
1	United States Treasury Floating Rate Note	0.090%	11/3/15	300,000	300,024

Conventional Mortgage-Backed Securities (89.7%)
2,3	Fannie Mae Pool	2.090%	11/1/22	1,649	1,628
2,3	Fannie Mae Pool	2.190%	12/1/22	1,419	1,409
2,3	Fannie Mae Pool	2.350%	12/1/22	950	952
2,3	Fannie Mae Pool	2.370%	4/1/23–5/1/23	123,006	123,024
2,3	Fannie Mae Pool	2.390%	4/1/22	481	480
2,3	Fannie Mae Pool	2.410%	12/1/22	3,900	3,925
2,3	Fannie Mae Pool	2.440%	11/1/22–1/1/23	5,802	5,818
2,3	Fannie Mae Pool	2.450%	8/1/22–4/1/23	6,096	6,140
2,3	Fannie Mae Pool	2.480%	8/1/22	684	692
2,3	Fannie Mae Pool	2.520%	5/1/23	314	314
2,3	Fannie Mae Pool	2.550%	2/1/23–5/1/23	8,613	8,683
2,3	Fannie Mae Pool	2.640%	3/1/23	648	658
2,3	Fannie Mae Pool	2.650%	8/1/22	1,150	1,167
2,3	Fannie Mae Pool	2.660%	9/1/22	2,219	2,266
2,3	Fannie Mae Pool	2.690%	4/1/25	12,660	12,545
2,3	Fannie Mae Pool	2.700%	5/1/22–4/1/23	3,114	3,181
2,3	Fannie Mae Pool	2.730%	2/1/23–11/1/24	3,956	4,000
2,3	Fannie Mae Pool	2.740%	4/1/23	1,547	1,579
2,3	Fannie Mae Pool	2.750%	3/1/22	488	499
2,3	Fannie Mae Pool	2.780%	4/1/22–4/1/22	3,217	3,307
2,3	Fannie Mae Pool	2.790%	6/1/23	1,927	1,966
2,3	Fannie Mae Pool	2.810%	7/1/25	6,300	6,232
2,3	Fannie Mae Pool	2.820%	6/1/23	1,233	1,270
2,3	Fannie Mae Pool	2.860%	4/1/23	1,019	1,047
2,3	Fannie Mae Pool	2.900%	3/1/23–6/1/27	14,865	14,653
2,3	Fannie Mae Pool	2.910%	8/1/23	1,621	1,668
2,3	Fannie Mae Pool	2.940%	6/1/23	964	994
2,3	Fannie Mae Pool	2.950%	6/1/22–5/1/28	19,308	19,100
2,3	Fannie Mae Pool	2.960%	1/1/27	20,975	20,682
2,3	Fannie Mae Pool	2.970%	7/1/23	7,915	8,173
2,3	Fannie Mae Pool	3.000%	8/1/20–11/1/45	4,083	4,313
2,3	Fannie Mae Pool	3.024%	7/1/22	607	630
2,3	Fannie Mae Pool	3.040%	7/1/23–2/1/27	16,008	16,000
2,3	Fannie Mae Pool	3.080%	1/1/27	34,390	34,405
2,3	Fannie Mae Pool	3.100%	6/1/22–5/1/33	39,675	40,560
2,3	Fannie Mae Pool	3.130%	7/1/27	5,253	5,244
2,3	Fannie Mae Pool	3.180%	12/1/24	9,000	9,221
2,3	Fannie Mae Pool	3.200%	4/1/22–7/1/27	7,057	7,171
2,3	Fannie Mae Pool	3.210%	5/1/23	24,480	25,622
2,3	Fannie Mae Pool	3.220%	7/1/23–12/1/26	7,330	7,489
2,3	Fannie Mae Pool	3.230%	2/1/27–8/1/27	5,401	5,451
2,3	Fannie Mae Pool	3.240%	1/1/27	3,800	3,838
2,3	Fannie Mae Pool	3.250%	11/1/23	9,670	10,161
2,3	Fannie Mae Pool	3.270%	12/1/23	11,344	11,938
2,3	Fannie Mae Pool	3.300%	12/1/23	6,002	6,328
2,3	Fannie Mae Pool	3.310%	12/1/26	10,780	10,986

2,3	Fannie Mae Pool	3.320%	7/1/23	1,068	1,126
2,3	Fannie Mae Pool	3.340%	4/1/24	12,030	12,642
2,3	Fannie Mae Pool	3.350%	7/1/27–1/1/30	9,518	9,631
2,3	Fannie Mae Pool	3.355%	1/1/27	14,953	15,562
2,3	Fannie Mae Pool	3.360%	11/1/23–12/1/23	19,068	20,170
2,3	Fannie Mae Pool	3.370%	3/1/24–7/1/25	7,885	8,344
2,3	Fannie Mae Pool	3.380%	1/1/27–7/1/27	7,834	8,001
2,3	Fannie Mae Pool	3.410%	11/1/23–7/1/27	12,060	12,595
2,3	Fannie Mae Pool	3.415%	11/1/23	6,554	6,954
2,3	Fannie Mae Pool	3.440%	1/1/24	5,952	6,329
2,3	Fannie Mae Pool	3.450%	1/1/24–1/1/24	23,108	24,589
2,3	Fannie Mae Pool	3.460%	9/1/23–9/1/29	105,487	111,223
2,3	Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,350	6,763
2,3	Fannie Mae Pool	3.480%	1/1/24	4,479	4,775
2,3,4Fannie Mae Pool		3.500%	5/1/34–11/1/45	270,368	281,550
2,3	Fannie Mae Pool	3.510%	12/1/23–1/1/24	28,877	30,777
2,3	Fannie Mae Pool	3.520%	1/1/24	4,885	5,219
2,3	Fannie Mae Pool	3.530%	2/1/24	7,642	8,174
2,3	Fannie Mae Pool	3.540%	8/1/23–2/1/24	32,024	34,224
2,3	Fannie Mae Pool	3.550%	10/1/23–5/1/26	41,126	43,777
2,3	Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,869	7,355
2,3	Fannie Mae Pool	3.570%	12/1/23–3/1/24	39,745	42,069
2,3	Fannie Mae Pool	3.580%	2/1/24–7/1/30	46,108	48,208
2,3	Fannie Mae Pool	3.590%	7/1/23–9/1/30	53,034	54,156
2,3	Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,533	9,137
2,3	Fannie Mae Pool	3.610%	8/1/23–1/1/24	31,040	32,543
2,3	Fannie Mae Pool	3.620%	2/1/24	8,181	8,798
2,3	Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,615	17,858
2,3	Fannie Mae Pool	3.650%	8/1/23–11/1/23	23,405	25,157
2,3	Fannie Mae Pool	3.660%	11/1/23	2,631	2,831
2,3	Fannie Mae Pool	3.665%	1/1/24–1/1/24	37,610	40,529
2,3	Fannie Mae Pool	3.670%	8/1/23–3/1/28	24,506	26,359
2,3	Fannie Mae Pool	3.680%	10/1/23–3/1/24	20,455	22,040
2,3	Fannie Mae Pool	3.690%	1/1/24	5,652	6,024
2,3	Fannie Mae Pool	3.700%	10/1/23–12/1/25	22,382	24,099
2,3	Fannie Mae Pool	3.710%	9/1/23	7,541	8,129
2,3	Fannie Mae Pool	3.725%	10/1/23	3,457	3,732
2,3	Fannie Mae Pool	3.730%	12/1/23	1,331	1,438
2,3	Fannie Mae Pool	3.750%	9/1/23–7/1/25	13,324	14,376
2,3	Fannie Mae Pool	3.755%	8/1/25	7,133	7,677
2,3	Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,665
2,3	Fannie Mae Pool	3.765%	12/1/25	42,997	45,587
2,3	Fannie Mae Pool	3.770%	1/1/24	1,673	1,814
2,3	Fannie Mae Pool	3.780%	7/1/23–2/1/24	2,469	2,673
2,3	Fannie Mae Pool	3.790%	8/1/25	2,558	2,762
2,3	Fannie Mae Pool	3.800%	10/1/23	7,427	8,053
2,3	Fannie Mae Pool	3.810%	11/1/23	389	423
2,3	Fannie Mae Pool	3.820%	11/1/25–11/1/25	11,086	11,930
2,3	Fannie Mae Pool	3.830%	2/1/24–6/1/34	19,797	21,368
2,3	Fannie Mae Pool	3.840%	1/1/24	2,979	3,243
2,3	Fannie Mae Pool	3.850%	1/1/24	880	959
2,3	Fannie Mae Pool	3.855%	12/1/25	6,600	7,036
2,3	Fannie Mae Pool	3.860%	11/1/23	3,435	3,693
2,3	Fannie Mae Pool	3.870%	10/1/25	11,403	12,352
2,3	Fannie Mae Pool	3.890%	9/1/23–5/1/30	16,061	16,961
2,3	Fannie Mae Pool	3.910%	11/1/25	13,000	13,935
2,3	Fannie Mae Pool	3.930%	10/1/23–3/1/26	22,677	24,645
2,3	Fannie Mae Pool	3.940%	8/1/25	12,308	13,400

2,3	Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,655	8,068
2,3	Fannie Mae Pool	3.970%	7/1/23–5/1/29	7,585	8,161
2,3	Fannie Mae Pool	3.990%	9/1/25	9,593	10,316
2,3	Fannie Mae Pool	4.060%	9/1/25–3/1/29	15,915	17,167
2,3	Fannie Mae Pool	4.070%	1/1/26	2,317	2,530
2,3	Fannie Mae Pool	4.080%	2/1/29	3,025	3,251
2,3	Fannie Mae Pool	4.150%	10/1/28–1/1/31	75,895	81,733
2,3	Fannie Mae Pool	4.180%	11/1/30	30,325	31,390
2,3	Fannie Mae Pool	4.190%	10/1/23	737	817
2,3	Fannie Mae Pool	4.210%	1/1/26	1,002	1,104
2,3	Fannie Mae Pool	4.250%	10/1/28–9/1/33	4,774	5,266
2,3	Fannie Mae Pool	4.280%	11/1/28	5,465	5,968
2,3	Fannie Mae Pool	4.380%	10/1/28	10,001	11,005
2,3	Fannie Mae Pool	4.400%	8/1/28	2,259	2,489
2,3,4Fannie Mae Pool		4.500%	5/1/40–11/1/45	483,276	524,441
2,3	Fannie Mae Pool	5.180%	2/1/26	3,012	3,517
2,3	Fannie Mae Pool	6.000%	7/1/22	10	11
2,3	Fannie Mae Pool	6.500%	2/1/29–11/1/45	5,261	6,092
2,3	Freddie Mac Gold Pool	3.000%	8/1/29–11/1/45	34,144	35,690
2,3	Freddie Mac Gold Pool	3.500%	4/1/34–10/1/34	90,382	94,779
2,3	Freddie Mac Gold Pool	4.500%	9/1/35–5/1/44	41,079	44,643
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	141,676	139,605
2	Ginnie Mae I Pool	3.000%	1/15/42–11/1/45	1,494,065	1,526,867
2	Ginnie Mae I Pool	3.500%	7/15/39–11/20/45	1,828,472	1,919,866
2	Ginnie Mae I Pool	3.750%	7/15/42	5,607	5,935
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	9,539	10,264
2	Ginnie Mae I Pool	4.000%	6/15/19–11/1/45	2,332,671	2,497,621
2	Ginnie Mae I Pool	4.500%	5/15/19–11/1/45	1,191,600	1,298,147
2	Ginnie Mae I Pool	5.000%	1/15/30–11/1/45	1,262,344	1,393,794
2	Ginnie Mae I Pool	5.500%	9/15/23–11/1/45	690,960	771,821
2	Ginnie Mae I Pool	6.000%	10/15/16–11/1/45	379,153	422,872
2	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	290,696	325,576
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	81,891	95,297
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	64	67
2	Ginnie Mae I Pool	7.500%	10/15/31	31,791	37,019
2	Ginnie Mae I Pool	7.750%	2/15/27	27	28
2	Ginnie Mae I Pool	8.000%	8/15/31	12,398	14,537
2	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	2,223	2,334
2	Ginnie Mae I Pool	9.000%	4/15/16–5/15/21	451	478
2	Ginnie Mae I Pool	9.250%	7/15/17	3	3
2	Ginnie Mae I Pool	9.500%	3/15/16–8/15/21	685	717
2	Ginnie Mae I Pool	10.000%	7/15/16–7/15/19	14	14
2	Ginnie Mae I Pool	11.000%	2/15/18	2	2
2	Ginnie Mae II Pool	2.500%	11/20/42–9/20/45	196,510	193,046
2	Ginnie Mae II Pool	3.000%	9/20/42–11/1/45	1,588,792	1,625,677
2,4	Ginnie Mae II Pool	3.500%	11/20/26–11/1/45	4,048,848	4,248,503
2,4	Ginnie Mae II Pool	4.000%	4/20/39–11/1/45	1,796,119	1,916,704
2	Ginnie Mae II Pool	4.500%	12/20/32–11/1/45	1,040,290	1,125,164
2,4	Ginnie Mae II Pool	5.000%	10/20/32–11/1/45	802,153	879,846
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	62,961	70,061
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	82,358	92,735
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	2,089	2,375
2	Ginnie Mae II Pool	7.000%	10/20/25	17	18
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	176	203
2	Ginnie Mae II Pool	8.000%	12/20/15–4/20/16	2	2
2	Ginnie Mae II Pool	8.500%	4/20/16–1/20/17	43	43
2	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	5	5
2	Ginnie Mae II Pool	10.000%	8/20/16–8/20/18	6	8

2	Ginnie Mae II Pool	11.000%	2/20/16		—
					23,227,540
Nonconventional Mortgage-Backed Securities (2.6%)
2,3	Fannie Mae Pool	2.332%	8/1/43	23,453	24,071
2,3	Fannie Mae Pool	2.780%	9/1/44	24,075	24,572
2,3	Fannie Mae REMICS	3.000%	11/25/42–6/25/43	74,137	64,867
2,3	Fannie Mae REMICS	3.500%	7/25/43	19,364	19,080
2,3	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	7,987	8,881
2,3	Freddie Mac Non Gold Pool	2.272%	8/1/43	39,455	40,459
2,3	Freddie Mac Non Gold Pool	2.342%	9/1/43	14,015	14,378
2,3	Freddie Mac Non Gold Pool	2.741%	10/1/44	49,714	50,659
2,3	Freddie Mac Non Gold Pool	2.828%	10/1/44	22,448	22,922
2,3	Freddie Mac Non Gold Pool	2.835%	7/1/44	15,957	16,296
2,3	Freddie Mac Non Gold Pool	2.912%	9/1/44	15,784	16,162
2,3	Freddie Mac Non Gold Pool	2.939%	4/1/44	24,617	25,496
2,3	Freddie Mac Non Gold Pool	3.112%	10/1/44	31,302	32,298
2,3	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	96,923	89,615
2,3	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	23,957	26,873
1,2	Ginnie Mae REMICS	0.394%	11/20/15	5,933	5,915
2	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	43,975	37,768
2	Ginnie Mae REMICS	3.000%	3/20/40–8/20/44	61,645	58,083
2	Ginnie Mae REMICS	3.250%	8/20/44	7,412	6,822
2	Ginnie Mae REMICS	3.500%	7/20/43	23,327	24,170
2	Ginnie Mae REMICs	3.500%	9/20/44	7,977	7,963
2	Ginnie Mae REMICS	4.500%	6/20/39	6,474	7,008
2	Ginnie Mae REMICS	5.000%	6/16/37	24,823	27,097
2	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	26,405	29,483
2	Ginnie Mae REMICS	6.500%	4/20/31	2,174	2,493
1,2	Government National Mortgage Assn.	2.700%	11/16/15	15,056	15,485
					698,916
Total U.S. Government and Agency Obligations (Cost $23,782,100)					24,226,480
Temporary Cash Investments (7.8%)

				Shares
Money Market Fund (5.1%)
5	Vanguard Market Liquidity Fund	0.207%		1,316,262,828	1,316,263

Repurchase Agreements (1.9%)
	Bank of America Securities, LLC
	(Dated 10/30/15, Repurchase Value
	$55,700,000, collateralized by Government
	National Mortgage Assn., 4.000%, 5/20/45,
	with a value of $56,814,000)	0.080%	11/2/15	55,700	55,700
	Bank of Nova Scotia
	(Dated 10/30/15, Repurchase Value
	$11,800,000, collateralized by U.S.
	Treasury Note/Bond 0.000%-3.625%,
	1/31/16-2/15/45, with a value of
	$12,036,000)	0.070%	11/2/15	11,800	11,800
	Barclays Capital Inc.
	(Dated 10/30/15, Repurchase Value
	$109,000,000, collateralized by U.S.
	Treasury Note/Bond 0.375%-3.125%,
	3/31/16-11/15/42, with a value of
	$111,180,000)	0.080%	11/2/15	109,000	109,000

	HSBC Bank USA
	(Dated 10/30/15, Repurchase Value
	$7,300,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 2/1/29,
	with a value of $7,448,000)	0.080%	11/2/15	7,300	7,300
	HSBC Bank USA
	(Dated 10/30/15, Repurchase Value
	$60,000,000, collateralized by Federal
	National Mortgage Assn. 3.500%-5.500%,
	6/1/23-7/1/45, with a value of $61,201,000)	0.080%	11/2/15	60,000	60,000
	RBC Capital Markets LLC
	(Dated 10/30/15, Repurchase Value
	$23,500,000, collateralized by Federal
	National Mortgage Assn. 2.324%-5.000%,
	10/1/28-10/1/45, Federal Home Loan
	Mortgage Corp. 2.191%-4.000%, 3/1/40-
	7/1/45, and Government National Mortgage
	Assn., 3.500%, 8/20/45,with a value of
	$23,970,000)	0.100%	11/2/15	23,500	23,500
	Societe Generale
	(Dated 10/30/15, Repurchase Value
	$1,800,000, collateralized by Federal
	National Mortgage Assn. 2,763%, 6/1/45,
	Federal Home Loan Mortgage Corp.
	2.810%, 3/1/45, and U.S. Treasury
	Note/Bond 3.750%, 11/15/43, with a value
	of $1,836,000)	0.090%	11/2/15	1,800	1,800
	Bank of Montreal:
	(Dated 10/30/15, Repurchase Value
	$8,200,000, collateralized by Federal
	National Mortgage Assn. 3.340%-3.500%,
	11/1/20-10/1/35, and Federal Home Loan
	Mortgage Corp. 3.000%, 4/1/30-5/1/35,
	with a value of $8,364,000)	0.080%	11/2/15	8,200	8,200
	Citigroup Global Markets Inc.
	(Dated 10/30/15, Repurchase Value
	$23,800,000, collateralized by U.S.
	Treasury Note/Bond 0.500%-2.375%,
	3/31/16-6/15/18, with a value of
	$24,276,000	0.080%	11/2/15	23,800	23,800
	TD Securities (USA) LLC
	(Dated 10/30/15, Repurchase Value
	$193,800,000, collateralized by U.S.
	Treasury Note/Bond 2.000%-2.625%,
	11/15/20-12/31/21, and Federal National
	Mortgage Assn. 1.200%-7.250%, 1/29/19-
	5/15/30, and Federal Home Loan Mortgage
	Corp. 3.500%, 1/1/45, with a value of
	$197,676,000)	0.100%	11/2/15	193,800	193,800
Total Repurchase Agreements					494,900
U.S. Government and Agency Obligations (0.8%)
6	Federal Home Loan Bank Discount Notes	0.050%	12/16/15	104,850	104,836
6	Federal Home Loan Bank Discount Notes	0.072%	12/23/15	100,000	99,985
					204,821
Total Temporary Cash Investments (Cost $2,015,996)					2,015,984

Total Investments (101.4%) (Cost $25,798,096)	26,242,464
Other Assets and Liabilities-Net (-1.4%)[7,8]	(355,387)
Net Assets (100%)	25,887,077

1	Adjustable-rate security.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2015.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7	Cash of $11,548,000 has been segregated as initial margin for open futures contracts.
8	Cash of $1,644,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $1,947,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,226,480	—
Temporary Cash Investments	1,316,263	699,721	—
Futures Contracts—Assets[1]	580	—	—
Futures Contracts—Liabilities[1]	(141)	—	—
Total	1,316,702	24,926,201	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2015	8,560	1,093,005	(4,780)
5-Year U.S. Treasury Note	December 2015	150	17,966	(97)
30-Year U.S. Treasury Bond	December 2015	(56)	(8,761)	87
				(4,790)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2015, the cost of investment securities for tax purposes was $25,803,880,000. Net unrealized appreciation of investment securities for tax purposes was $438,584,000, consisting of unrealized gains of $521,937,000 on securities that had risen in value since their purchase and $83,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.6%)
U.S. Government Securities (9.5%)
	United States Treasury Note/Bond	0.375%	3/15/16	317,600	317,797
	United States Treasury Note/Bond	0.625%	7/15/16	342,000	342,588
	United States Treasury Note/Bond	0.625%	8/15/16	280,500	280,983
	United States Treasury Note/Bond	1.000%	8/31/16	338,900	340,489
	United States Treasury Note/Bond	0.875%	9/15/16	77,100	77,389
	United States Treasury Note/Bond	0.500%	9/30/16	6,440	6,443
	United States Treasury Note/Bond	0.625%	10/15/16	785,300	786,525
	United States Treasury Note/Bond	1.000%	10/31/16	206,900	207,999
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,004
	United States Treasury Note/Bond	0.625%	12/15/16	417,900	418,422
	United States Treasury Note/Bond	0.875%	10/15/17	32,120	32,195
1,2	United States Treasury Note/Bond	0.875%	1/15/18	360,150	360,373
	United States Treasury Note/Bond	0.750%	4/15/18	44,750	44,568
2	United States Treasury Note/Bond	0.875%	7/15/18	316,650	315,710
3	United States Treasury Note/Bond	1.000%	8/15/18	291,650	291,603
	United States Treasury Note/Bond	1.000%	9/15/18	205,550	205,390
	United States Treasury Note/Bond	0.875%	10/15/18	432,700	430,671
	United States Treasury Note/Bond	1.250%	10/31/18	275,800	277,394
2	United States Treasury Note/Bond	1.500%	12/31/18	97,900	99,063
	United States Treasury Note/Bond	1.250%	1/31/19	211,000	211,726
	United States Treasury Note/Bond	1.000%	8/31/19	3,750	3,706
					5,052,038
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	765	789
4,5	Fannie Mae Pool	6.500%	9/1/16	371	378
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	444	454
					1,621
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.125%	12/1/32	438	450
4,5,6Fannie Mae Pool		2.354%	2/1/37	1,640	1,751
4,5,6Fannie Mae Pool		2.375%	6/1/33	3,169	3,315
4,5,6Fannie Mae Pool		2.435%	7/1/32	377	403
4,5,6Fannie Mae Pool		2.460%	5/1/33	2,725	2,904
4,5,6Fannie Mae Pool		2.465%	9/1/32	27	28
4,5,6Fannie Mae Pool		2.500%	9/1/32	325	344
4,5,6Fannie Mae Pool		2.535%	8/1/33	4,526	4,721
4,5,6Fannie Mae Pool		2.550%	7/1/33	3,580	3,694
4,5,6Fannie Mae Pool		2.581%	8/1/37	655	693
4,5,6Fannie Mae Pool		2.625%	5/1/33	638	683
4,5,6Freddie Mac Non Gold Pool		2.480%	10/1/32	613	654
4,5,6Freddie Mac Non Gold Pool		2.500%	8/1/32–8/1/37	4,214	4,501
4,5,6Freddie Mac Non Gold Pool		2.504%	9/1/32	124	136
4,5,6Freddie Mac Non Gold Pool		2.551%	1/1/33	513	558
4,5,6Freddie Mac Non Gold Pool		2.586%	2/1/33	366	379
4,5,6Freddie Mac Non Gold Pool		2.643%	9/1/32	961	987

4,5,6Freddie Mac Non Gold Pool		2.711%	8/1/33	854	910
					27,111
Total U.S. Government and Agency Obligations (Cost $5,081,706)					5,080,770
Asset-Backed/Commercial Mortgage-Backed Securities (20.9%)
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	10,300	10,291
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	11,675	11,678
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,296
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	90,809
4,6	Ally Master Owner Trust Series 2014-1	0.666%	11/16/15	14,849	14,818
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	15,845	15,857
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	11,330	11,331
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.746%	11/16/15	27,587	27,513
4,6,7American Homes 4 Rent 2014-SFR1		1.250%	11/17/15	5,068	5,059
4,6,7American Homes 4 Rent 2014-SFR1		1.600%	11/17/15	4,320	4,247
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	13,250	13,443
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,367
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	17,959	18,073
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	15,985	15,814
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,895	7,039
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	2,859
4,7	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	16,990	18,922
4,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	11,185	13,014
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,181	3,181
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,512	14,531
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,003	16,118
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,707
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,439	3,476
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,731
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,336	6,365
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,203
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,897
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,212
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	27,200	27,151
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,136
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,075
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	8,907
4,7	AOA 2015-1177 Mortgage Trust	2.957%	11/13/15	13,390	13,403
4,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	10,140	10,346
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,664
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	9,781	9,847

4,6,7Arran Residential Mortgages Funding 2011-1
	plc	1.783%	11/19/15	6,137	6,140
4,7	Aventura Mall Trust 2013-AVM	3.743%	11/5/15	15,105	16,044
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	15,210	15,208
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	30,043
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,965
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	25,728	25,842
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,924
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	22,779	23,347
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	22,021	22,648
4	Banc of America Commercial Mortgage Trust
	2007-2	5.569%	11/10/15	33,569	34,949
4	Banc of America Commercial Mortgage Trust
	2008-1	6.171%	11/10/15	58,100	62,400
4	Banc of America Commercial Mortgage Trust
	2008-1	6.215%	11/10/15	5,396	5,784
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	7,034
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	2,600	2,726
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	1,600	1,569
4,8	Banc of America Funding 2006-H Trust	2.876%	9/20/46	20,523	17,147
4	Banc of America Mortgage 2003-F Trust	2.748%	11/25/15	1,100	1,065
4	Bank of America Mortgage 2002-J Trust	3.733%	9/25/32	19	19
4,6,7Bank of America Student Loan Trust 2010-1A		1.120%	1/25/16	22,529	22,217
	Bank of Nova Scotia	1.850%	4/14/20	18,965	18,785
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	12,325	12,377
4,8	Bear Stearns ARM Trust 2006-4	2.626%	11/25/15	31,818	27,422
4,8	Bear Stearns ARM Trust 2007-3	2.778%	11/25/15	23,168	19,441
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	22,097	22,674
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.705%	11/11/15	17,467	18,171
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	11/11/15	82,553	87,520
4,6,7BMW Floorplan Master Owner Trust 2015-1A		0.696%	11/16/15	47,800	47,658
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	19,460	19,426
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.525%	12/28/15	15,150	14,579
4,6	Brazos Higher Education Authority Inc. Series
	2010-1	1.229%	11/25/15	23,445	23,256
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.129%	11/25/15	32,667	32,229
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	9,170	9,236
4,6	Cabela's Credit Card Master Note Trust 2015-
	2A	0.866%	11/16/15	25,050	24,915
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	6,510	6,441
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	11,941	11,703

7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	22,560	22,696
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,566	5,564
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,387	5,394
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,319	13,616
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,285	22,320
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,138	15,216
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,543	13,687
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,131
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,097	12,141
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,163	6,213
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,964
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,183
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	22,240	22,312
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	20,360	20,423
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,176
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,915
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.576%	11/16/15	35,000	34,811
4	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	60,710	61,851
4	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	85,040	84,670
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	5,904	5,957
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,608	3,657
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,536
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,730
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	4,400	4,416
4	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,869
4	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	9,765	9,820
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,879
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,583
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,731
4,7	CFCRE Commercial Mortgage Trust 2011-C1	5.836%	11/15/15	3,100	3,514
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.574%	11/15/15	14,930	17,408
4,6	Chase Issuance Trust 2007-C1	0.656%	11/16/15	30,415	30,269
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.648%	11/19/15	1,175	1,127
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.451%	11/20/15	14,143	12,226
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.621%	11/25/15	15,873	13,752
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,961	3,972
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,785
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,235
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,277
4,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	9,330	9,333
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.569%	11/20/15	49,891	51,044
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	16,000	16,601
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	80,045	80,938
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	6,121

4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,193
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,866	4,894
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,171
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	23,788	24,641
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,770
4,6,7Citigroup Commercial Mortgage Trust 2014-
	388G	0.946%	11/15/15	18,500	18,367
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	1,565	1,674
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,468
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	3,665	3,790
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	30,155	31,888
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	11/10/15	6,830	7,105
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	11/10/15	10,396	10,693
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	11/10/15	3,754	3,835
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.453%	11/10/15	6,380	6,340
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	15,230	15,465
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	30,350	31,493
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	8,880	8,951
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	23,985	23,839
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	22,325	23,318
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	25,695	26,794
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	8,000	8,327
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	4,000	3,894
4,8	Citigroup Mortgage Loan Trust 2007-AR8	2.797%	11/25/15	1,249	1,162
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	22,811	23,405
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	19,608	19,249
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	11/15/15	22,565	23,519
4,6,7Colony American Homes 2014-1		1.400%	11/17/15	12,425	12,267
4,6,7Colony American Homes 2014-1		1.600%	5/17/31	15,545	15,286
4,6,7Colony American Homes 2015-1		1.397%	11/17/15	11,363	11,218
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.545%	11/17/15	12,850	12,603
4	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	30,240	30,536
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	22,820	23,506
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	35,026	35,952

4	COMM 2007-C9 Mortgage Trust	5.796%	11/10/15	25,097	26,525
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,004
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,319
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	10,891
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,638
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	23,195	23,315
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	13,320	14,334
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	43,975	47,785
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,468
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	35,181	37,713
4	COMM 2013-CCRE13 Mortgage Trust	4.753%	11/10/15	4,517	4,928
4	COMM 2013-CCRE13 Mortgage Trust	4.753%	11/10/15	8,240	8,520
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	25,210	27,308
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	38,814	40,549
4	COMM 2013-CCRE9 Mortgage Trust	4.234%	11/10/15	24,875	27,133
4,7	COMM 2013-CCRE9 Mortgage Trust	4.258%	11/10/15	11,250	12,134
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	20,657	21,229
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	9,520	10,179
4,7	COMM 2013-CR9 Mortgage Trust	4.258%	11/10/15	8,250	8,347
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	22,195	22,870
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,457
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,762
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,359
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,134
4,7	COMM 2013-SFS Mortgage Trust	2.987%	11/12/15	5,490	5,483
4,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	29,250	30,132
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,737
4	COMM 2014-CCRE15 Mortgage Trust	4.715%	11/10/15	8,250	8,996
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,320
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	17,040	18,317
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,588
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	10,110	11,005
4	COMM 2014-CR17 Mortgage Trust	4.736%	11/10/15	4,250	4,379
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	34,940	37,237
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	27,380	29,101
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	10,600	11,117
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	28,019	29,532
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	30,695	31,767
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,266
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	4,330	4,397
4	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	10,030	10,464
4	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	26,860	27,878
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	45,881	47,857
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	28,350	29,191
4	COMM 2015-CR27 Mortgage Trust	4.621%	11/10/15	8,118	7,771
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	16,875	17,381
4	Commercial Mortgage Trust 2006-GG7	5.819%	11/10/15	30,303	30,486
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,524
7	Commonwealth Bank of Australia	2.125%	7/22/20	38,330	38,295
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	43,190
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.824%	11/15/15	17,020	17,185
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.068%	11/15/15	35,118	38,003
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	42,350	43,275
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	40,535	42,095
4	CSAIL Commercial Mortgage Trust 2015-C3	4.112%	8/15/48	9,780	9,866

4	CSAIL Commercial Mortgage Trust 2015-C3	4.362%	8/15/48	10,600	10,086
4,7	DB Master Finance LL 2015-1	3.262%	2/20/45	10,425	10,443
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	114,340
4,6	Discover Card Execution Note Trust 2013-A1	0.496%	8/17/20	21,430	21,376
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	50,450	51,117
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	79,310	79,292
4,7	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	16,040	16,068
4,7	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	8,060	8,038
4,7	Drive Auto Receivables Trust 2015-A	4.120%	7/15/22	5,860	5,791
4,7	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	7,030	7,024
4,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	7,210	7,212
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	17,610	17,513
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	10,490	10,354
4,7	Drive Auto Receivables Trust 2015-C	2.230%	9/16/19	14,405	14,363
4,7	Drive Auto Receivables Trust 2015-C	3.010%	5/17/21	21,610	21,510
4,7	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	15,845	15,734
4,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	21,900	21,891
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	24,600	24,589
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	24,600	24,631
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	25,101
4,6,7Edsouth Indenture No 5 LLC 2015-1		0.997%	11/25/15	34,969	34,492
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	6,768	6,766
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,889
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	24,390	24,577
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	11/25/15	3,939	3,953
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	11/25/15	3,340	3,346
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.347%	11/25/15	5,585	5,564
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.397%	11/25/15	10,533	10,531
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	11/25/15	14,203	14,279
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	11/25/15	17,817	17,858
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.793%	11/25/15	19,630	19,630
4,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.893%	11/25/15	9,460	9,460
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.110%	11/25/15	11,824	10,392
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.571%	11/25/15	24,399	21,259
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,472	3,472
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	22,593	22,585
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	8,390	8,364
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	16,775	16,733
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	16,270	16,227
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	4,870	4,896
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	12,338	12,376
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,844
4,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	20,918	21,116
4,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	6,440	6,453
4,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	32,410	32,686
4,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	5,760	5,775
4,7	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	22,750	22,731

4,7	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	61,000	61,598
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	12,700	12,747
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,072
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,397
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,574	26,821
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	117,285	117,413
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,100	7,114
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,550	8,614
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,544	25,560
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,560	9,569
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,229
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,690
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,684
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,238	10,251
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	4,473	4,510
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.696%	11/16/15	9,200	9,164
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,275	68,347
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	9,396	9,367
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	72,600	73,186
4,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2015-HQA1	1.444%	11/25/15	10,522	10,537
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	4,229	4,196
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	28,387	28,405
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.196%	11/16/15	49,966	49,996
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,819
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	89,890	89,827
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.944%	11/20/15	47,694	47,740
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	0.846%	11/20/15	10,860	10,821
4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	7,900	7,908
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	6,350	6,350
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	6,120	6,141
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	5,440	5,453
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	22,980	22,938
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	2,380	2,375
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	3,550	3,542
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	7,820	7,802
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	7,820	7,801

4	GMACM Mortgage Loan Trust 2005-AR6	2.930%	11/19/15	4,224	3,933
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	58,850	58,719
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	6,570	6,551
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	63,659	63,974
4,6,7Golden Credit Card Trust 2015-1A		0.636%	11/16/15	59,900	59,747
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,416
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,284
4,6	Granite Master Issuer plc Series 2007-1	0.334%	11/20/15	2,731	2,715
4,6	Granite Master Issuer plc Series 2007-2	0.277%	11/17/15	907	901
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	11,500	11,491
4,7	Great America Leasing Receivables 2015-1	2.020%	6/21/21	4,920	4,926
4,7	GS Mortgage Securities Trust 2010-C2	5.182%	11/10/15	3,530	3,876
4,7	GS Mortgage Securities Trust 2011-GC3	5.555%	11/10/15	2,280	2,543
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	11/10/15	32,716	34,179
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,184
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,118
4	GS Mortgage Securities Trust 2013-GC13	4.036%	11/10/15	22,170	24,023
4,7	GS Mortgage Securities Trust 2013-GC13	4.069%	11/10/15	5,650	5,645
4	GS Mortgage Securities Trust 2013-GC14	3.955%	8/10/46	16,880	18,308
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	11/10/15	9,925	10,061
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	11/10/15	8,250	8,493
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,429	23,332
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,701
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	53,760
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	28,499	30,437
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	40,940	43,418
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	9,410	9,875
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	13,616	13,378
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	18,190	18,844
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	9,730	9,864
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	20,765	21,052
4	GS Mortgage Securities Trust 2015-GC32	4.402%	11/10/15	6,520	6,839
4	GS Mortgage Securities Trust 2015-GC32	4.412%	11/10/15	2,850	2,790
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,580	15,240
4	GS Mortgage Securities Trust 2015-GC34	4.810%	11/10/15	12,080	11,609
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	27,880	28,432
4	GS Mortgage Securities Trust 2015-GC34	4.466%	10/10/48	12,080	12,306
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	26,187
4,7	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	34,473	34,641
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	55,039	56,209
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,150	60,220
4,7	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	13,570	13,513
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	15,740	15,681
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,355
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,346
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	30,413
4,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	8,800	8,788
4,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	10,100	10,113
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	21,000	21,069
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,374
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	16,395	16,501
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,051	8,086

4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	5,805	5,823
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,790	9,923
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,598
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,605
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,388
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,790
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,098
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,522
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,391
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.846%	11/16/15	8,950	8,943
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	15,714	15,853
6	Illinois Student Assistance Commission Series
	2010-1	1.370%	1/25/16	13,872	13,876
4,6,7Invitation Homes 2014-SFR1 Trust		1.697%	11/17/15	24,491	24,184
4,6,7Invitation Homes 2014-SFR2 Trust		1.297%	9/17/31	11,731	11,550
4,6,7Invitation Homes 2014-SFR2 Trust		1.797%	9/17/31	8,980	8,851
4,6,7Invitation Homes 2015-SFR2 Trust		1.547%	11/17/15	7,376	7,292
4,7	Irvine Core Office Trust 2013-IRV	3.173%	11/15/15	14,450	14,621
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	3,590	3,603
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	11/15/15	26,868	27,103
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.911%	11/15/15	18,331	18,676
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,784	5,013
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	11/12/15	39,412	41,778
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	38,917	40,429
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	11/15/15	28,956	30,687
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	7,046
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,404
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.542%	11/15/15	6,225	6,750
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.542%	11/15/15	7,100	7,666
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,428
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,353
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	18,594
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,984
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,145
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	4,100	4,732
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	18,490	19,469
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,225

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,123
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	29,050
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	5,962
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,266
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	11/15/15	14,110	15,103
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	11/15/15	21,150	23,024
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	11/15/15	9,770	10,155
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,161
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	1,300	1,384
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	9,700	10,482
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,807
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	4,866	4,887
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	14,181	14,254
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	11/15/15	7,520	7,947
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	17,917
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,445
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	11,000	11,873
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/15	13,360	14,034
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	13,285	13,702
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,272
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,342
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,286
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,300	24,334
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	11/15/15	13,200	14,192
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	11/15/15	5,850	5,940
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	18,600	19,936
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,956
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	8,370	8,709

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,310	10,686
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	44,910	45,950
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	11/15/15	15,901	16,631
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	24,046
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	8,089	8,413
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	40,150	42,002
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	9,210	9,618
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	16,990	17,395
4,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	18,640	19,375
4,6,7Lanark Master Issuer plc 2012-2A		1.729%	11/23/15	20,674	20,710
4,6,7Lanark Master Issuer plc 2013-1A		0.829%	11/23/15	14,352	14,332
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	11/15/15	52,159	52,329
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	20,835	21,357
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	9,718	9,992
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	28,972	30,329
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	26,587	28,580
4,7	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	2,551	2,552
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,382
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,219	4,220
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.267%	11/25/15	1,634	1,496
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.456%	8/16/21	89,145	88,304
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	31,970	31,898
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	21,700	21,774
4,7	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	34,300	34,303
4,6,7Mercedes-Benz Master Owner Trust 2015-B		0.576%	11/16/15	9,160	9,104
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.043%	11/25/15	2,591	2,502
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.726%	11/25/15	719	706
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	10,859	11,075
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	8,241	8,709
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	3,742	3,752
4	ML-CFC Commercial Mortgage Trust 2006-2	5.877%	11/12/15	7,665	7,776
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	6,340	6,315
4,7	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	1,707	1,708
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	8,618	8,639
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,566	28,109
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,700	13,737
4,7	MMAF Equipment Finance LLC 2015-Aa	2.490%	2/19/36	33,860	33,988
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,300	21,988
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,093
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,721

4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	37,985	37,700
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	11/15/15	27,100	29,290
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	9,836	10,181
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	9,073
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.214%	8/15/46	45,116	49,030
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,599
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/15	8,300	8,901
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,425
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	2,953
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	27,767
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,773
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,841
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	15,170	16,229
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.325%	11/15/15	12,300	12,987
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.758%	11/15/15	12,300	12,775
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	36,290	38,374
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,042
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	19,580	20,480
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	5,340	5,578
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	11,150	11,812
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	14,610	15,077
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	6,390	6,571
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	8,060	8,191
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	7,023	7,061
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	23,040	23,197
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	24,660	25,637
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	20,280	20,712
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	40,445	42,047

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	12,060	12,395
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	19,220	19,787
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	11/12/15	48,987	50,018
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	10,803	11,143
4	Morgan Stanley Capital I Trust 2007-IQ15	5.917%	11/11/15	31,583	33,210
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	11/12/15	46,642	49,301
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,668
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,618
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	17,316
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,300
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	11/13/15	24,440	25,313
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	31,420	32,155
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.156%	11/25/15	10,438	9,304
4,6	Navient Student Loan Trust 2014-1	0.947%	11/25/15	5,940	5,610
4,6	Navient Student Loan Trust 2015-1	0.797%	11/25/15	8,650	8,362
4,6	Navient Student Loan Trust 2015-3	0.847%	11/25/15	23,540	23,093
4,6	New Mexico Educational Assistance
	Foundation 2013-1	0.893%	1/2/25	21,729	20,934
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	5,380	5,400
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	7,870	7,881
4,6	Nissan Master Owner Trust Receivables
	Series 2013-A	0.496%	11/16/15	20,441	20,433
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	12,139	12,161
6	North Carolina State Education Assistance
	Authority 2011-1	1.220%	1/25/16	20,415	20,352
4,6	North Carolina State Education Assistance
	Authority 2011-2	1.120%	1/25/16	4,927	4,893
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,054
4,6,7PFS Financing Corp. 2014-AA		0.796%	11/16/15	8,300	8,273
4,6,7PFS Financing Corp. 2015-AA		0.816%	11/16/15	10,150	10,096
4,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	14,440	14,494
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,320	7,212
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,060	25,060
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,310
4,6,7Resimac MBS Trust 2014-1A		1.036%	12/14/15	15,587	15,569
4,8	RFMSI Series 2006-SA2 Trust	3.605%	8/25/36	22,875	20,198
4,8	RFMSI Series 2006-SA3 Trust	3.827%	9/25/36	7,854	6,782
	Royal Bank of Canada	1.875%	2/5/20	24,700	24,500
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,054	24,156
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	7,946	7,961
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	15,520	15,495
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,177
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	21,130	21,089
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	24,580	24,640
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,671

4,6,7Silver Bay Realty 2014-1 Trust		1.197%	9/17/31	10,519	10,322
4,6,7Silver Bay Realty 2014-1 Trust		1.647%	9/17/31	6,500	6,390
4,6	SLM Student Loan Trust 2005-5	0.420%	1/25/16	35,335	34,785
4,6	SLM Student Loan Trust 2005-9	0.440%	1/25/16	10,871	10,828
4,6	SLM Student Loan Trust 2006-5	0.430%	1/25/16	24,500	23,809
4,6	SLM Student Loan Trust 2006-6	0.430%	1/25/16	36,118	35,521
4,6,7SLM Student Loan Trust 2011-A		1.196%	11/16/15	3,866	3,872
4,7	SLM Student Loan Trust 2011-A	4.370%	4/17/28	12,100	12,681
4,7	SLM Student Loan Trust 2011-B	3.740%	2/15/29	60,000	62,400
4,6,7SLM Student Loan Trust 2011-C		1.596%	11/16/15	1,677	1,679
4,7	SLM Student Loan Trust 2011-C	4.540%	10/17/44	22,200	23,326
4,6,7SLM Student Loan Trust 2012-B		1.296%	11/16/15	242	242
4,7	SLM Student Loan Trust 2012-B	3.480%	10/15/30	15,048	15,349
4,6,7SLM Student Loan Trust 2012-E		0.946%	11/16/15	8,048	8,042
4,6,7SLM Student Loan Trust 2013-1		1.246%	11/16/15	24,000	23,962
4,7	SLM Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,647
4,7	SLM Student Loan Trust 2013-B	1.850%	6/17/30	14,650	14,438
4,7	SLM Student Loan Trust 2013-B	3.000%	5/16/44	14,700	14,084
4,7	SLM Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,815
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	4,500	4,502
4,7	SLM Student Loan Trust 2014-A	3.500%	11/15/44	4,100	3,966
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	5,711	5,704
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,023	9,019
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	17,475	17,436
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	12,896	13,284
4,6	South Carolina Student Loan Corp. Revenue
	2010-1	1.320%	1/25/16	21,592	21,731
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	24,240
7	Stadshypotek AB	1.750%	4/9/20	35,833	35,252
4,6,7SWAY Residential 2014-1 Trust		1.497%	11/17/15	22,706	22,460
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	14,500	14,638
4	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	40,360	40,460
4,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	3,836	3,837
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	22,915
7	Toronto-Dominion Bank	1.950%	4/2/20	35,735	35,532
4,6,7Trade MAPS 1 Ltd. 2013-1A		0.895%	11/10/15	29,820	29,844
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.445%	11/10/15	5,640	5,626
4,6,7Trade MAPS 1 Ltd. 2013-1A		2.445%	11/10/15	3,095	3,075
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.146%	11/16/15	20,770	20,750
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,331
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	25,275
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	8,949
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,250	13,230
4,7	VNO 2013-PENN Mortgage Trust	3.947%	11/13/15	3,270	3,471
4,7	VNO 2013-PENN Mortgage Trust	3.947%	11/13/15	2,450	2,571
4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,689
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	39,464	39,262
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,207
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	11/15/15	7,611	7,759
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	40,214	41,294

4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.297%	11/15/48	32,527	33,584
4 WaMu Mortgage Pass-Through Certificates
Series 2002-AR18	2.521%	11/25/15	201	201
4 WaMu Mortgage Pass-Through Certificates
Series 2003-AR7	2.414%	8/25/33	1,285	1,265
4 WaMu Mortgage Pass-Through Certificates
Series 2003-AR9	2.519%	9/25/33	1,811	1,808
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	29,967	30,271
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	1,650	1,703
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	11/15/15	8,075	8,657
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	11/15/15	34,646	37,539
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.299%	11/15/15	4,906	5,302
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	17,100	17,809
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	43,100	45,298
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	7,100	7,424
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	12,680
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	6,689
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	31,900	32,679
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	13,450	13,555
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	16,400	16,267
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	7,350	7,336
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.278%	2/15/48	8,570	8,780
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	26,050	26,500
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.225%	11/15/15	12,420	11,656
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	4,194	4,330
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	31,575	32,536
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	34,310	34,769
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	21,291
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	17,818
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.496%	9/15/58	6,130	5,899
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	24,490	25,649

4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	8,550	8,947
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	3,200	3,329
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	8,000	7,676
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	7,730	8,015
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	23,195	24,246
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.741%	11/25/15	19,063	17,712
4,7	Wendys Funding LLC 2015-1	4.080%	6/15/45	16,330	16,427
7	Westpac Banking Corp.	2.000%	3/3/20	24,850	24,804
4,7	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	38,950	40,138
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,547
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	10,995
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	11/15/15	5,056	5,392
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	12,116
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,469
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	23,790	24,090
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,920
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,255
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,851
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	2,800	3,022
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	16,082
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,690
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,459
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.670%	11/15/15	5,775	6,210
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,108
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	25,260	27,295
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	20,984	22,589
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	11/15/15	4,500	4,445
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,637	22,763
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	38,311	40,918
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,556
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	32,990	34,291
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,378
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	11,832

4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	4,980	5,273
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	15,520	16,047
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	11/15/15	26,645	28,571
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,100	2,203
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	19,027
4,6	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.676%	11/16/15	20,670	20,564
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	6,555	6,589
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,027,384)					11,045,723
Corporate Bonds (60.8%)
Finance (28.8%)
	Banking (23.1%)
	Abbey National Treasury Services plc	4.000%	4/27/16	35,212	35,789
	Abbey National Treasury Services plc	1.375%	3/13/17	93,971	93,974
	Abbey National Treasury Services plc	1.650%	9/29/17	5,280	5,301
	Abbey National Treasury Services plc	3.050%	8/23/18	45,920	47,371
	Abbey National Treasury Services plc	2.000%	8/24/18	28,228	28,361
	Abbey National Treasury Services plc	2.350%	9/10/19	8,485	8,536
	Abbey National Treasury Services plc	2.375%	3/16/20	58,631	58,727
7	ABN AMRO Bank NV	1.800%	6/4/18	28,325	28,299
	American Express Centurion Bank	6.000%	9/13/17	64,650	69,747
	American Express Co.	6.150%	8/28/17	19,963	21,570
	American Express Co.	7.000%	3/19/18	22,315	25,019
	American Express Credit Corp.	2.800%	9/19/16	56,170	57,161
	American Express Credit Corp.	2.375%	3/24/17	31,210	31,726
	American Express Credit Corp.	1.550%	9/22/17	11,440	11,454
	American Express Credit Corp.	1.875%	11/5/18	36,146	36,165
	American Express Credit Corp.	2.125%	3/18/19	17,349	17,466
	American Express Credit Corp.	2.250%	8/15/19	24,247	24,328
	American Express Credit Corp.	2.375%	5/26/20	34,000	33,952
	American Express Credit Corp.	2.600%	9/14/20	18,542	18,696
7	ANZ New Zealand International Ltd.	1.750%	3/29/18	29,305	29,314
7	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	28,325	28,540
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	53,942	54,352
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,515
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	36,815	37,209
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	42,480	42,489
7	Banco Votorantim SA	5.250%	2/11/16	11,720	11,716
	Bank of America Corp.	3.625%	3/17/16	32,076	32,425
	Bank of America Corp.	6.050%	5/16/16	33,472	34,314
	Bank of America Corp.	6.500%	8/1/16	81,244	84,547
	Bank of America Corp.	5.420%	3/15/17	21,197	22,240
	Bank of America Corp.	5.700%	5/2/17	6,525	6,883
	Bank of America Corp.	6.400%	8/28/17	14,568	15,773
	Bank of America Corp.	6.000%	9/1/17	43,443	46,677
	Bank of America Corp.	5.750%	12/1/17	39,447	42,596
	Bank of America Corp.	2.000%	1/11/18	38,277	38,410
	Bank of America Corp.	6.875%	4/25/18	47,676	53,216
	Bank of America Corp.	5.650%	5/1/18	15,500	16,862
	Bank of America Corp.	1.950%	5/12/18	29,300	29,353
	Bank of America Corp.	1.750%	6/5/18	53,480	53,350

Bank of America Corp.	2.600%	1/15/19	117,339	118,636
Bank of America NA	1.125%	11/14/16	63,100	63,256
Bank of America NA	1.250%	2/14/17	19,100	19,150
Bank of America NA	5.300%	3/15/17	9,760	10,248
Bank of America NA	6.100%	6/15/17	6,429	6,858
Bank of America NA	1.650%	3/26/18	70,815	70,705
Bank of Montreal	2.500%	1/11/17	18,545	18,874
Bank of Montreal	1.300%	7/14/17	19,000	19,037
Bank of Montreal	1.400%	9/11/17	25,675	25,725
Bank of Montreal	1.450%	4/9/18	10,670	10,592
Bank of Montreal	1.400%	4/10/18	31,155	30,995
Bank of Montreal	1.800%	7/31/18	36,610	36,718
Bank of New York Mellon Corp.	1.969%	12/20/15	8,100	8,197
Bank of New York Mellon Corp.	2.300%	7/28/16	8,594	8,703
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,387
Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,478
Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,299
Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,647
Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,043
Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	19,440
Bank of Nova Scotia	1.375%	7/15/16	38,978	39,167
Bank of Nova Scotia	2.550%	1/12/17	90,083	91,704
Bank of Nova Scotia	1.250%	4/11/17	9,765	9,766
Bank of Nova Scotia	1.300%	7/21/17	21,154	21,153
Bank of Nova Scotia	1.375%	12/18/17	31,425	31,358
Bank of Nova Scotia	1.450%	4/25/18	46,055	45,903
Bank of Nova Scotia	1.700%	6/11/18	37,000	36,994
Bank of Nova Scotia	2.050%	10/30/18	68,761	69,306
Bank of Nova Scotia	2.050%	6/5/19	10,850	10,856
Bank of Nova Scotia	2.350%	10/21/20	53,670	53,507
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	32,373	32,429
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,703
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	39,075	38,699
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	27,975	28,070
7 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	50,515	50,456
Barclays Bank plc	5.000%	9/22/16	15,695	16,241
Barclays Bank plc	2.500%	2/20/19	66,560	67,562
Barclays plc	2.750%	11/8/19	27,378	27,476
Barclays plc	2.875%	6/8/20	24,420	24,524
BB&T Corp.	3.200%	3/15/16	14,240	14,346
BB&T Corp.	2.150%	3/22/17	69,521	70,355
BB&T Corp.	4.900%	6/30/17	9,750	10,244
BB&T Corp.	1.600%	8/15/17	6,820	6,847
BB&T Corp.	2.050%	6/19/18	18,058	18,175
BB&T Corp.	2.450%	1/15/20	24,415	24,571
Bear Stearns Cos. LLC	5.550%	1/22/17	24,436	25,608
Bear Stearns Cos. LLC	6.400%	10/2/17	38,076	41,229
Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	24,106
BNP Paribas SA	1.375%	3/17/17	46,900	46,959
BNP Paribas SA	2.375%	9/14/17	110,205	111,922
BNP Paribas SA	2.700%	8/20/18	70,011	71,495
BNP Paribas SA	2.400%	12/12/18	2,850	2,890
9 BPCE SA	3.500%	4/24/16	21,990	15,557
BPCE SA	1.625%	2/10/17	40,745	40,904
BPCE SA	1.613%	7/25/17	17,366	17,366
BPCE SA	1.625%	1/26/18	1,761	1,759
BPCE SA	2.500%	12/10/18	77,265	78,451

	BPCE SA	2.250%	1/27/20	5,745	5,748
	Branch Banking & Trust Co.	5.625%	9/15/16	9,510	9,866
	Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,346
	Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,279
7	Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,196
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	27,073
	Capital One Bank USA NA	1.150%	11/21/16	11,720	11,683
	Capital One Bank USA NA	1.200%	2/13/17	8,750	8,704
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,614
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,359
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,275
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,507
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,509
	Capital One NA	1.500%	9/5/17	17,570	17,484
	Capital One NA	1.650%	2/5/18	27,200	27,023
	Capital One NA	1.500%	3/22/18	60,395	59,506
	Citigroup Inc.	5.850%	8/2/16	8,595	8,896
	Citigroup Inc.	4.450%	1/10/17	41,720	43,262
	Citigroup Inc.	1.350%	3/10/17	7,914	7,905
	Citigroup Inc.	6.125%	11/21/17	53,745	58,473
	Citigroup Inc.	1.850%	11/24/17	60,550	60,706
	Citigroup Inc.	1.800%	2/5/18	36,140	36,078
	Citigroup Inc.	1.700%	4/27/18	83,010	82,596
	Citigroup Inc.	1.750%	5/1/18	54,775	54,501
	Citigroup Inc.	6.125%	5/15/18	5,856	6,448
	Citigroup Inc.	2.150%	7/30/18	7,400	7,424
	Citigroup Inc.	2.500%	9/26/18	61,030	61,700
	Citigroup Inc.	2.550%	4/8/19	58,586	59,183
	Citigroup Inc.	2.500%	7/29/19	21,060	21,142
4,7,10 Colonial BancGroup Inc.		7.114%	11/15/09	25,100	3
	Comerica Bank	5.750%	11/21/16	17,000	17,778
	Comerica Bank	5.200%	8/22/17	6,825	7,245
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,758
	Commonwealth Bank of Australia	1.400%	9/8/17	53,400	53,466
	Commonwealth Bank of Australia	1.900%	9/18/17	19,030	19,211
	Commonwealth Bank of Australia	1.625%	3/12/18	23,445	23,466
	Commonwealth Bank of Australia	2.500%	9/20/18	64,205	65,501
	Commonwealth Bank of Australia	1.750%	11/2/18	21,785	21,749
	Commonwealth Bank of Australia	2.250%	3/13/19	57,815	58,141
	Commonwealth Bank of Australia	2.300%	9/6/19	34,200	34,156
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,485
	Commonwealth Bank of Australia	2.400%	11/2/20	27,583	27,486
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	89,189	91,560
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.700%	3/19/18	46,263	46,492
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	76,230	76,875
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	25,125	25,150
	Countrywide Financial Corp.	6.250%	5/15/16	37,914	38,898
	Credit Suisse	1.375%	5/26/17	46,525	46,477
	Credit Suisse	1.750%	1/29/18	40,800	40,856
	Credit Suisse	1.700%	4/27/18	58,595	58,416
	Credit Suisse	2.300%	5/28/19	69,795	70,010
7	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	14,655	14,556
7	Danske Bank A/S	3.875%	4/14/16	34,300	34,747

7	Danske Bank A/S	2.750%	9/17/20	66,305	67,134
	Deutsche Bank AG	1.400%	2/13/17	93,890	93,686
	Deutsche Bank AG	6.000%	9/1/17	97,907	105,122
	Deutsche Bank AG	1.875%	2/13/18	56,405	56,178
	Deutsche Bank AG	2.500%	2/13/19	21,485	21,670
	Deutsche Bank AG	2.950%	8/20/20	29,287	29,371
	Discover Bank	2.600%	11/13/18	24,412	24,519
	Discover Bank	3.100%	6/4/20	24,430	24,649
	Fifth Third Bank	0.900%	2/26/16	24,395	24,385
	Fifth Third Bank	2.150%	8/20/18	32,157	32,386
	Fifth Third Bank	2.375%	4/25/19	25,627	25,759
	First Horizon National Corp.	5.375%	12/15/15	31,966	32,118
	First Republic Bank	2.375%	6/17/19	47,605	47,385
	Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	38,882
11	Goldman Sachs Group Inc.	6.125%	5/14/17	37,400	61,016
	Goldman Sachs Group Inc.	6.250%	9/1/17	73,865	79,985
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	118,139
	Goldman Sachs Group Inc.	2.375%	1/22/18	80,630	81,849
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	34,881
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	83,778
9	Goldman Sachs Group Inc.	5.000%	8/8/18	12,310	9,161
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	69,932
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	27,859
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	23,415
	Goldman Sachs Group Inc.	2.750%	9/15/20	38,036	38,226
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,860
	HSBC Bank USA NA	6.000%	8/9/17	10,110	10,825
	HSBC USA Inc.	1.500%	11/13/17	7,190	7,171
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,334
	HSBC USA Inc.	2.625%	9/24/18	36,735	37,359
	HSBC USA Inc.	2.250%	6/23/19	29,545	29,535
	HSBC USA Inc.	2.375%	11/13/19	48,435	48,353
	HSBC USA Inc.	2.350%	3/5/20	49,334	48,812
	HSBC USA Inc.	2.750%	8/7/20	41,414	41,709
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,536
	Huntington National Bank	1.375%	4/24/17	25,150	25,049
	Huntington National Bank	2.000%	6/30/18	53,720	53,738
	Huntington National Bank	2.875%	8/20/20	33,581	33,708
7	ING Bank NV	3.750%	3/7/17	66,683	68,647
7	ING Bank NV	1.800%	3/16/18	8,204	8,203
7	ING Bank NV	2.050%	8/17/18	24,410	24,517
7	ING Bank NV	2.450%	3/16/20	39,075	39,244
7	ING Bank NV	2.700%	8/17/20	3,907	3,950
	Intesa Sanpaolo SPA	2.375%	1/13/17	18,283	18,378
	Intesa Sanpaolo SPA	3.875%	1/16/18	26,174	26,998
4	JPMorgan Chase & Co.	5.300%	5/1/16	14,010	14,028
	JPMorgan Chase & Co.	3.150%	7/5/16	49,792	50,591
	JPMorgan Chase & Co.	1.350%	2/15/17	12,476	12,498
	JPMorgan Chase & Co.	2.000%	8/15/17	25,984	26,206
	JPMorgan Chase & Co.	6.000%	1/15/18	71,913	78,476
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,777
	JPMorgan Chase & Co.	1.700%	3/1/18	58,963	58,940
	JPMorgan Chase & Co.	1.625%	5/15/18	18,926	18,851
	JPMorgan Chase & Co.	2.350%	1/28/19	85,037	85,779
	JPMorgan Chase & Co.	6.300%	4/23/19	49,974	56,783
	JPMorgan Chase & Co.	2.200%	10/22/19	73,137	72,918
	JPMorgan Chase & Co.	2.250%	1/23/20	72,665	72,028

	JPMorgan Chase & Co.	2.750%	6/23/20	88,183	88,836
	JPMorgan Chase & Co.	2.550%	10/29/20	56,519	56,237
	JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	10,037
11	JPMorgan Chase Bank NA	5.375%	9/28/16	13,750	21,863
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,224
	JPMorgan Chase Bank NA	6.000%	10/1/17	35,313	38,164
	KeyBank NA	1.650%	2/1/18	5,305	5,303
	KeyBank NA	1.700%	6/1/18	9,750	9,731
4,7	LBG Capital No.1 plc	8.000%	12/15/15	10,997	12,317
	Lloyds Bank plc	1.750%	5/14/18	21,290	21,286
	Lloyds Bank plc	2.000%	8/17/18	37,105	37,228
	Lloyds Bank plc	2.300%	11/27/18	13,185	13,386
	Lloyds Bank plc	2.350%	9/5/19	15,160	15,185
	Lloyds Bank plc	2.400%	3/17/20	34,190	34,225
	Lloyds Bank plc	2.700%	8/17/20	27,660	27,939
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,213
7	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,218
7	Macquarie Bank Ltd.	4.875%	6/10/25	21,000	20,934
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,748
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	42,858
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	33,741
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	38,744
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	40,550	40,565
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	19,530	19,287
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	9,650
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,171
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	29,290	29,208
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,561
	Morgan Stanley	3.800%	4/29/16	39,075	39,662
	Morgan Stanley	5.750%	10/18/16	69,245	72,377
	Morgan Stanley	5.450%	1/9/17	27,352	28,640
	Morgan Stanley	5.550%	4/27/17	19,495	20,646
	Morgan Stanley	6.250%	8/28/17	8,665	9,378
	Morgan Stanley	5.950%	12/28/17	54,821	59,630
	Morgan Stanley	1.875%	1/5/18	62,508	62,851
	Morgan Stanley	6.625%	4/1/18	22,850	25,358
	Morgan Stanley	2.125%	4/25/18	30,740	30,983
	Morgan Stanley	2.500%	1/24/19	33,000	33,399
	Morgan Stanley	2.375%	7/23/19	44,790	44,767
	Morgan Stanley	2.650%	1/27/20	32,700	32,922
	Morgan Stanley	2.800%	6/16/20	32,600	32,896
	MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,364
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,052
	MUFG Union Bank NA	5.950%	5/11/16	53,730	55,064
	MUFG Union Bank NA	3.000%	6/6/16	56,590	57,302
	MUFG Union Bank NA	1.500%	9/26/16	39,855	40,031
	MUFG Union Bank NA	2.125%	6/16/17	29,740	30,053
	MUFG Union Bank NA	2.625%	9/26/18	39,640	40,236
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,478
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,061
	National City Bank	5.250%	12/15/16	14,750	15,372
	National City Bank	5.800%	6/7/17	14,625	15,490
	National City Corp.	6.875%	5/15/19	8,085	9,267
7	Nationwide Building Society	2.350%	1/21/20	32,782	32,736
7	Nordea Bank AB	1.875%	9/17/18	16,220	16,215
7	Nordea Bank AB	2.500%	9/17/20	12,568	12,611
	PNC Bank NA	5.250%	1/15/17	27,935	29,192

PNC Bank NA	1.125%	1/27/17	46,690	46,697
PNC Bank NA	4.875%	9/21/17	22,535	23,753
PNC Bank NA	1.500%	10/18/17	48,800	48,854
PNC Bank NA	6.000%	12/7/17	4,885	5,296
PNC Bank NA	1.500%	2/23/18	55,800	55,691
PNC Bank NA	6.875%	4/1/18	4,197	4,655
PNC Bank NA	1.600%	6/1/18	81,400	81,324
PNC Bank NA	1.850%	7/20/18	24,260	24,319
PNC Bank NA	1.800%	11/5/18	31,674	31,723
PNC Bank NA	2.200%	1/28/19	48,707	49,102
PNC Bank NA	2.250%	7/2/19	44,590	44,731
PNC Bank NA	2.400%	10/18/19	71,148	71,632
PNC Bank NA	2.300%	6/1/20	14,636	14,542
PNC Bank NA	2.600%	7/21/20	14,430	14,597
PNC Bank NA	2.450%	11/5/20	15,636	15,623
PNC Funding Corp.	2.700%	9/19/16	40,143	40,707
PNC Funding Corp.	5.625%	2/1/17	4,380	4,598
PNC Funding Corp.	5.125%	2/8/20	7,230	8,064
Regions Bank	7.500%	5/15/18	7,579	8,525
Regions Financial Corp.	2.000%	5/15/18	27,350	27,339
Royal Bank of Canada	2.875%	4/19/16	73,300	74,125
Royal Bank of Canada	2.300%	7/20/16	41,185	41,588
Royal Bank of Canada	1.250%	6/16/17	19,520	19,535
Royal Bank of Canada	1.400%	10/13/17	26,360	26,419
Royal Bank of Canada	1.500%	1/16/18	3,900	3,904
Royal Bank of Canada	2.200%	7/27/18	25,890	26,257
Royal Bank of Canada	1.800%	7/30/18	18,752	18,828
Royal Bank of Canada	2.100%	10/14/20	31,900	31,744
Royal Bank of Canada	2.350%	10/30/20	26,240	26,197
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,295	9,271
Royal Bank of Scotland plc	4.375%	3/16/16	3,945	3,994
Royal Bank of Scotland plc	5.625%	8/24/20	12,650	14,255
Santander Bank NA	8.750%	5/30/18	33,955	38,810
7 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	12,145	12,205
Societe Generale SA	2.750%	10/12/17	24,310	24,784
4 State Street Corp.	5.250%	3/15/16	14,020	14,125
State Street Corp.	2.550%	8/18/20	24,652	24,919
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	14,620	14,549
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	6,322	6,285
SunTrust Banks Inc.	3.500%	1/20/17	12,711	13,002
SunTrust Banks Inc.	6.000%	9/11/17	8,795	9,476
Svenska Handelsbanken AB	2.500%	1/25/19	22,830	23,253
Svenska Handelsbanken AB	2.400%	10/1/20	18,853	18,831
Synchrony Financial	3.000%	8/15/19	85,990	86,880
Synchrony Financial	2.700%	2/3/20	39,200	38,626
Synchrony Financial	3.750%	8/15/21	9,760	9,831
Toronto-Dominion Bank	2.500%	7/14/16	23,423	23,728
Toronto-Dominion Bank	1.625%	3/13/18	63,495	63,712
Toronto-Dominion Bank	1.400%	4/30/18	28,510	28,408
Toronto-Dominion Bank	1.750%	7/23/18	51,810	52,034
Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,280
Toronto-Dominion Bank	2.250%	11/5/19	57,880	58,289
UBS AG	5.875%	12/20/17	52,925	57,369
UBS AG	1.800%	3/26/18	69,340	69,393
UBS AG	5.750%	4/25/18	72,185	78,750
UBS AG	2.375%	8/14/19	59,630	59,920
7 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	24,395	24,411

	US Bank NA	1.100%	1/30/17	5,729	5,744
	US Bank NA	1.375%	9/11/17	42,077	42,125
	US Bank NA	1.350%	1/26/18	22,067	22,006
	US Bank NA	2.125%	10/28/19	37,470	37,678
	Wachovia Bank NA	5.600%	3/15/16	26,540	27,003
	Wachovia Corp.	5.625%	10/15/16	34,080	35,595
	Wachovia Corp.	5.750%	6/15/17	37,230	39,828
	Wachovia Corp.	5.750%	2/1/18	53,681	58,582
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	55
	Wells Fargo & Co.	3.676%	3/15/16	53,334	54,394
	Wells Fargo & Co.	1.150%	6/2/17	7,300	7,304
	Wells Fargo & Co.	1.400%	9/8/17	36,020	36,084
	Wells Fargo & Co.	5.625%	12/11/17	19,840	21,535
	Wells Fargo & Co.	1.500%	1/16/18	40,770	40,914
	Wells Fargo & Co.	2.150%	1/15/19	35,436	35,721
	Wells Fargo & Co.	2.125%	4/22/19	102,100	102,561
	Wells Fargo & Co.	2.150%	1/30/20	74,665	74,395
	Wells Fargo & Co.	2.600%	7/22/20	61,255	61,744
	Wells Fargo Bank NA	6.000%	11/15/17	53,763	58,355
	Westpac Banking Corp.	0.950%	1/12/16	19,436	19,461
	Westpac Banking Corp.	1.050%	11/25/16	24,571	24,625
	Westpac Banking Corp.	1.200%	5/19/17	19,436	19,444
	Westpac Banking Corp.	2.000%	8/14/17	54,486	55,267
	Westpac Banking Corp.	1.500%	12/1/17	48,825	48,882
	Westpac Banking Corp.	1.600%	1/12/18	44,378	44,533
	Westpac Banking Corp.	1.550%	5/25/18	30,270	30,189
	Westpac Banking Corp.	2.250%	7/30/18	20,830	21,115
	Westpac Banking Corp.	2.250%	1/17/19	23,400	23,540
	Westpac Banking Corp.	4.875%	11/19/19	35,464	39,149
	Westpac Banking Corp.	2.300%	5/26/20	23,770	24,053
	Zions Bancorporation	5.500%	11/16/15	819	819

	Brokerage (0.5%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,160	3,162
4	Ameriprise Financial Inc.	7.518%	6/1/66	6,634	6,501
	Charles Schwab Corp.	6.375%	9/1/17	5,860	6,385
	Charles Schwab Corp.	1.500%	3/10/18	19,535	19,545
	Franklin Resources Inc.	1.375%	9/15/17	15,056	15,087
	Jefferies Group LLC	5.125%	4/13/18	12,335	12,951
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,881
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	4.125%	1/19/16	23,440	23,603
	Nomura Holdings Inc.	2.000%	9/13/16	93,195	93,820
	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,818
	NYSE Euronext	2.000%	10/5/17	39,586	40,040
	TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	17,426

	Finance Companies (1.2%)
	Air Lease Corp.	5.625%	4/1/16	81,514	85,182
	Air Lease Corp.	3.375%	1/15/19	31,655	32,209
7	GE Capital International Funding Co.	0.964%	4/15/16	310,148	310,644
7	GE Capital International Holding Corp.	2.342%	11/15/20	44,889	44,983
	General Electric Capital Corp.	2.250%	11/9/15	18,773	18,778
	General Electric Capital Corp.	1.000%	12/11/15	6,813	6,817
	General Electric Capital Corp.	5.000%	1/8/16	22,888	23,067
	General Electric Capital Corp.	2.950%	5/9/16	17,620	17,837

	General Electric Capital Corp.	6.000%	8/7/19	4,132	4,737
	General Electric Capital Corp.	2.200%	1/9/20	12,767	12,896
4	General Electric Capital Corp.	6.375%	11/15/67	7,110	7,608
6	HSBC Finance Corp.	0.754%	12/1/15	17,234	17,215
	HSBC Finance Corp.	5.500%	1/19/16	63,490	64,117

	Insurance (2.1%)
	ACE INA Holdings Inc.	2.300%	11/3/20	12,800	12,808
	ACE INA Holdings Inc.	2.875%	11/3/22	15,795	15,802
	ACE INA Holdings Inc.	3.350%	5/3/26	15,486	15,519
	Aflac Inc.	2.400%	3/16/20	11,720	11,818
	Alleghany Corp.	5.625%	9/15/20	8,890	9,910
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	55,754	58,340
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,291
	Alterra Finance LLC	6.250%	9/30/20	9,765	11,165
	American Financial Group Inc.	9.875%	6/15/19	31,750	39,088
	American International Group Inc.	2.300%	7/16/19	9,916	9,952
	American International Group Inc.	3.875%	1/15/35	3,760	3,500
	Anthem Inc.	1.875%	1/15/18	19,336	19,414
4,12 Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	7,000	8,430
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	28,700
	Assurant Inc.	2.500%	3/15/18	29,300	29,544
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	13,027
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,684
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	26,501
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	4,912
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,945
	CNA Financial Corp.	6.500%	8/15/16	20,495	21,321
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,553
4,12 CNP Assurances		4.000%	11/18/15	4,600	4,865
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,071
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	14,385	14,404
7	MassMutual Global Funding II	2.000%	4/5/17	8,141	8,234
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,893
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	13,804
	MetLife Inc.	1.756%	12/15/15	14,600	14,683
4	MetLife Inc.	5.250%	12/15/15	7,005	7,093
	MetLife Inc.	6.750%	6/1/16	40,736	42,157
	MetLife Inc.	6.817%	8/15/18	13,300	15,110
	MetLife Inc.	7.717%	2/15/19	9,219	10,846
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,308
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,337
7	Metropolitan Life Global Funding I	2.000%	4/14/20	19,530	19,319
7	New York Life Global Funding	1.950%	2/11/20	17,975	17,802
	PartnerRe Finance A LLC	6.875%	6/1/18	20,530	22,899
	Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,683
7	Principal Life Global Funding II	2.250%	10/15/18	11,725	11,863
7	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,488
4	Progressive Corp.	6.700%	6/15/67	9,760	9,809
	Prudential Financial Inc.	3.000%	5/12/16	11,725	11,855
	Prudential Financial Inc.	7.375%	6/15/19	10,442	12,274
	Prudential Financial Inc.	2.350%	8/15/19	9,790	9,819
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	12,336
	Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	13,570
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	24,000
7	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,292

7	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,488
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,677
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	60,807
	Torchmark Corp.	9.250%	6/15/19	7,053	8,664
	Transatlantic Holdings Inc.	5.750%	12/14/15	18,420	18,519
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,514
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,335
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,617
	UnitedHealth Group Inc.	1.450%	7/17/17	27,900	28,063
	UnitedHealth Group Inc.	1.400%	12/15/17	12,210	12,222
	UnitedHealth Group Inc.	1.900%	7/16/18	30,270	30,600
	UnitedHealth Group Inc.	2.300%	12/15/19	9,765	9,816
	UnitedHealth Group Inc.	2.700%	7/15/20	14,640	14,986
	Unum Group	7.125%	9/30/16	13,498	14,192
7	UnumProvident Finance Co. plc	6.850%	11/15/15	9,895	9,912
12	Willow No.2 Ireland plc for Zurich Insurance
	Co. Ltd.	3.375%	6/27/22	16,300	20,126

	Real Estate Investment Trusts (1.9%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	29,640
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	2.000%	2/6/17	112,260	110,650
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	22,495	21,849
	BioMed Realty LP	3.850%	4/15/16	16,095	16,229
	Boston Properties LP	3.700%	11/15/18	4,900	5,119
	Boston Properties LP	5.875%	10/15/19	32,163	36,016
	Brandywine Operating Partnership LP	5.700%	5/1/17	15,370	16,159
	Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,372
	DDR Corp.	9.625%	3/15/16	8,701	8,962
	DDR Corp.	7.500%	4/1/17	289	311
	DDR Corp.	4.750%	4/15/18	29,245	30,842
	DDR Corp.	7.500%	7/15/18	2,500	2,813
	DDR Corp.	7.875%	9/1/20	7,085	8,591
7	Digital Delta Holdings LLC	3.400%	10/1/20	22,047	22,158
7	Digital Delta Holdings LLC	4.750%	10/1/25	6,622	6,718
	Digital Realty Trust LP	5.875%	2/1/20	29,982	33,292
	Digital Realty Trust LP	3.950%	7/1/22	25,043	25,030
	Duke Realty LP	5.950%	2/15/17	882	931
	Duke Realty LP	6.500%	1/15/18	3,235	3,537
	ERP Operating LP	5.750%	6/15/17	32,429	34,585
	ERP Operating LP	2.375%	7/1/19	4,875	4,917
	ERP Operating LP	4.750%	7/15/20	4,304	4,687
	Essex Portfolio LP	3.500%	4/1/25	14,862	14,425
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,352
	HCP Inc.	3.750%	2/1/16	32,511	32,711
	HCP Inc.	6.700%	1/30/18	9,705	10,679
	HCP Inc.	2.625%	2/1/20	12,357	12,243
	HCP Inc.	5.375%	2/1/21	18,503	20,385
	Highwoods Realty LP	5.850%	3/15/17	4,425	4,652
	Kilroy Realty LP	4.800%	7/15/18	20,030	21,156
	Liberty Property LP	5.500%	12/15/16	27,672	28,851
	Liberty Property LP	4.750%	10/1/20	10,940	11,716
	Liberty Property LP	3.750%	4/1/25	3,575	3,455
7	Omega Healthcare Investors Inc.	5.250%	1/15/26	31,254	32,504
12	Prologis LP	1.375%	5/13/21	15,142	16,438
	Realty Income Corp.	2.000%	1/31/18	4,870	4,892

	Realty Income Corp.	5.750%	1/15/21	3,905	4,375
	Regency Centers LP	5.875%	6/15/17	10,274	10,913
	Senior Housing Properties Trust	4.300%	1/15/16	11,460	11,460
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,248
	Simon Property Group LP	2.800%	1/30/17	22,815	23,199
	Simon Property Group LP	2.150%	9/15/17	1,572	1,595
	Simon Property Group LP	10.350%	4/1/19	10,565	13,165
	Simon Property Group LP	5.650%	2/1/20	16,085	18,175
	Simon Property Group LP	2.500%	9/1/20	11,153	11,200
	Simon Property Group LP	4.375%	3/1/21	7,375	8,027
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,430
	Weingarten Realty Investors	3.375%	10/15/22	9,088	8,905
	Weingarten Realty Investors	3.850%	6/1/25	6,445	6,315
	Welltower Inc.	3.625%	3/15/16	46,635	47,112
	Welltower Inc.	4.700%	9/15/17	14,620	15,357
	Welltower Inc.	2.250%	3/15/18	15,769	15,832
	Welltower Inc.	4.125%	4/1/19	46,860	49,352
	Welltower Inc.	6.125%	4/15/20	14,650	16,655
	Welltower Inc.	4.000%	6/1/25	10,725	10,627
					15,216,369
Industrial (27.8%)
	Basic Industry (1.7%)
	Agrium Inc.	6.750%	1/15/19	24,905	28,149
	Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,167
	Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,755
	Airgas Inc.	2.950%	6/15/16	8,867	8,956
	Airgas Inc.	1.650%	2/15/18	23,552	23,412
	Airgas Inc.	2.375%	2/15/20	9,890	9,821
	Airgas Inc.	3.050%	8/1/20	12,510	12,671
	Albemarle Corp.	3.000%	12/1/19	4,880	4,875
9	BHP Billiton Finance Ltd.	3.000%	3/30/16	14,320	9,930
12	BHP Billiton Finance Ltd.	6.375%	4/4/16	13,675	15,426
9	BHP Billiton Finance Ltd.	3.750%	4/18/16	14,090	10,154
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,874	3,897
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,574	68,744
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,646	37,603
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	13,988
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	36,339	41,282
	CF Industries Inc.	6.875%	5/1/18	38,450	42,487
	Dow Chemical Co.	8.550%	5/15/19	31,818	38,263
	Eastman Chemical Co.	3.000%	12/15/15	7,704	7,724
	Eastman Chemical Co.	2.400%	6/1/17	19,169	19,385
	Eastman Chemical Co.	2.700%	1/15/20	8,775	8,776
	Ecolab Inc.	3.000%	12/8/16	3,339	3,408
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	30,323
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,348	12,271
	Freeport-McMoRan Inc.	2.375%	3/15/18	10,018	9,192
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,539
	LyondellBasell Industries NV	5.000%	4/15/19	42,005	45,202
	Monsanto Co.	1.150%	6/30/17	9,770	9,712
	Monsanto Co.	5.125%	4/15/18	22,515	24,341
	Monsanto Co.	1.850%	11/15/18	3,000	2,985
	Monsanto Co.	2.125%	7/15/19	39,050	38,936
	Monsanto Co.	2.750%	7/15/21	15,740	15,618
	Nucor Corp.	5.850%	6/1/18	23,033	25,043
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	28,554	29,284
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	5,052	5,759

	PPG Industries Inc.	1.900%	1/15/16	9,911	9,933
	PPG Industries Inc.	2.300%	11/15/19	29,285	29,265
12	PPG Industries Inc.	0.875%	3/13/22	20,714	22,216
	Praxair Inc.	4.500%	8/15/19	21,490	23,348
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,361	19,253
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	4,880	5,908
	Rio Tinto Finance USA plc	2.000%	3/22/17	40,230	40,292
	Rio Tinto Finance USA plc	1.625%	8/21/17	56,904	56,214
	Vale Overseas Ltd.	6.250%	1/11/16	22,625	22,806

	Capital Goods (2.5%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	14,750
	Boeing Capital Corp.	2.125%	8/15/16	17,596	17,785
	Boeing Capital Corp.	2.900%	8/15/18	22,681	23,605
	Boeing Capital Corp.	4.700%	10/27/19	38,917	42,875
	Boeing Co.	6.000%	3/15/19	13,172	14,985
	Boeing Co.	1.650%	10/30/20	13,050	12,823
	Caterpillar Financial Services Corp.	5.450%	4/15/18	45,680	49,865
	Caterpillar Financial Services Corp.	7.050%	10/1/18	6,360	7,297
	Caterpillar Financial Services Corp.	7.150%	2/15/19	42,395	49,120
	Caterpillar Inc.	7.900%	12/15/18	40,399	47,792
	Crane Co.	2.750%	12/15/18	12,615	12,740
	Danaher Corp.	2.300%	6/23/16	32,674	33,021
	Danaher Corp.	1.650%	9/15/18	16,180	16,231
	Danaher Corp.	5.400%	3/1/19	21,460	23,797
	Danaher Corp.	2.400%	9/15/20	19,520	19,710
	Danaher Corp.	3.900%	6/23/21	21,861	23,523
12	DH Europe Finance SA	1.700%	1/4/22	24,705	27,879
12	Dover Corp.	2.125%	12/1/20	10,205	11,758
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	10,596
	General Dynamics Corp.	2.250%	7/15/16	5,423	5,490
	General Electric Co.	5.250%	12/6/17	131,375	141,743
	Harris Corp.	1.999%	4/27/18	14,650	14,535
	Harris Corp.	2.700%	4/27/20	7,150	7,032
	Honeywell International Inc.	5.300%	3/1/18	48,784	53,242
	Honeywell International Inc.	5.000%	2/15/19	55,684	61,339
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	9,765	10,973
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	33,363	33,891
	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	9,760	9,688
	John Deere Capital Corp.	5.350%	4/3/18	26,530	28,852
	John Deere Capital Corp.	5.750%	9/10/18	28,200	31,300
	John Deere Capital Corp.	2.050%	3/10/20	19,535	19,424
	John Deere Capital Corp.	2.375%	7/14/20	51,283	51,527
	John Deere Capital Corp.	2.450%	9/11/20	43,491	43,694
9	John Deere Financial Ltd.	3.500%	12/18/15	19,040	13,757
	L-3 Communications Corp.	3.950%	11/15/16	11,560	11,797
	L-3 Communications Corp.	1.500%	5/28/17	9,765	9,620
	L-3 Communications Corp.	5.200%	10/15/19	15,207	16,010
	Mohawk Industries Inc.	6.125%	1/15/16	38,574	38,945
12	Mohawk Industries Inc.	2.000%	1/14/22	28,374	31,952
	Precision Castparts Corp.	0.700%	12/20/15	18,045	18,049
	Raytheon Co.	6.750%	3/15/18	14,663	16,441
	Raytheon Co.	6.400%	12/15/18	30,010	34,263
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,274
	Roper Technologies Inc.	1.850%	11/15/17	21,480	21,479
	Roper Technologies Inc.	2.050%	10/1/18	9,590	9,524
7	Siemens Financieringsmaatschappij NV	1.450%	5/25/18	33,155	33,033

	United Rentals North America Inc.	4.625%	7/15/23	14,375	14,429
	United Technologies Corp.	5.375%	12/15/17	28,015	30,355
	United Technologies Corp.	6.125%	2/1/19	33,666	37,893
	Waste Management Inc.	2.600%	9/1/16	8,200	8,305
	Waste Management Inc.	6.100%	3/15/18	11,725	12,882

	Communication (4.1%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	8,114
	21st Century Fox America Inc.	6.900%	3/1/19	6,840	7,849
	21st Century Fox America Inc.	4.500%	2/15/21	9,750	10,574
	America Movil SAB de CV	2.375%	9/8/16	16,009	16,150
	America Movil SAB de CV	5.625%	11/15/17	29,869	32,208
12	America Movil SAB de CV	1.000%	6/4/18	29,300	32,482
	America Movil SAB de CV	5.000%	10/16/19	13,343	14,565
	America Movil SAB de CV	5.000%	3/30/20	42,094	46,356
	American Tower Corp.	4.500%	1/15/18	29,290	30,748
	American Tower Corp.	3.400%	2/15/19	16,615	17,000
	American Tower Corp.	2.800%	6/1/20	34,200	34,043
	AT&T Inc.	2.400%	8/15/16	16,141	16,326
	AT&T Inc.	1.600%	2/15/17	14,738	14,779
11	AT&T Inc.	5.875%	4/28/17	28,800	47,016
	AT&T Inc.	1.700%	6/1/17	15,250	15,325
	AT&T Inc.	1.400%	12/1/17	24,400	24,374
	AT&T Inc.	5.500%	2/1/18	46,434	50,280
	AT&T Inc.	5.600%	5/15/18	6,038	6,627
	AT&T Inc.	5.800%	2/15/19	44,620	49,619
	AT&T Inc.	2.450%	6/30/20	18,500	18,300
	British Telecommunications plc	1.250%	2/14/17	14,655	14,647
	British Telecommunications plc	2.350%	2/14/19	19,535	19,618
	CBS Corp.	1.950%	7/1/17	22,671	22,788
	CBS Corp.	4.625%	5/15/18	2,690	2,860
	CBS Corp.	2.300%	8/15/19	7,680	7,606
	Comcast Cable Communications LLC	8.875%	5/1/17	24,479	27,224
	Comcast Corp.	6.500%	1/15/17	26,164	27,881
	Comcast Corp.	6.300%	11/15/17	12,729	13,992
	Comcast Corp.	5.875%	2/15/18	17,672	19,417
	Comcast Corp.	5.700%	5/15/18	50,722	56,037
	Comcast Corp.	5.700%	7/1/19	36,293	41,120
	Comcast Corp.	5.150%	3/1/20	2,407	2,712
7	Deutsche Telekom International Finance BV	3.125%	4/11/16	21,376	21,573
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	18,870	19,058
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	12,183
	Deutsche Telekom International Finance BV	6.000%	7/8/19	11,530	13,024
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	2.400%	3/15/17	9,181	9,301
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	1.750%	1/15/18	47,725	47,789
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.875%	10/1/19	46,760	52,383
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	38,057	41,804
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.600%	2/15/21	4,762	5,101
	Embarq Corp.	7.082%	6/1/16	18,952	19,504
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,004
7	KT Corp.	1.750%	4/22/17	34,185	34,199
7	McGraw Hill Financial Inc.	3.300%	8/14/20	17,855	18,157

7 McGraw Hill Financial Inc.	4.000%	6/15/25	14,295	14,232
Moody's Corp.	2.750%	7/15/19	56,407	57,487
Moody's Corp.	5.500%	9/1/20	8,645	9,651
NBCUniversal Media LLC	5.150%	4/30/20	50,640	57,160
Omnicom Group Inc.	5.900%	4/15/16	34,830	35,591
Omnicom Group Inc.	6.250%	7/15/19	5,860	6,647
Omnicom Group Inc.	4.450%	8/15/20	31,102	33,400
Orange SA	2.750%	9/14/16	18,127	18,393
Orange SA	2.750%	2/6/19	29,240	29,960
Qwest Corp.	6.500%	6/1/17	9,653	10,282
Rogers Communications Inc.	6.800%	8/15/18	21,753	24,602
7 SBA Tower Trust	3.156%	10/15/20	17,930	17,923
7 SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,349
7 Sky plc	2.625%	9/16/19	12,200	12,271
Telefonica Emisiones SAU	3.992%	2/16/16	47,895	48,303
Telefonica Emisiones SAU	6.421%	6/20/16	8,695	8,992
Telefonica Emisiones SAU	6.221%	7/3/17	11,382	12,219
Telefonica Emisiones SAU	3.192%	4/27/18	13,852	14,221
Telefonica Emisiones SAU	5.877%	7/15/19	5,000	5,579
9 Telstra Corp. Ltd.	4.500%	11/13/15	28,920	21,580
Thomson Reuters Corp.	0.875%	5/23/16	13,012	13,009
Thomson Reuters Corp.	1.300%	2/23/17	21,480	21,441
Thomson Reuters Corp.	6.500%	7/15/18	27,270	30,417
Thomson Reuters Corp.	4.700%	10/15/19	19,869	21,566
Time Warner Cable Inc.	5.850%	5/1/17	29,200	30,807
Time Warner Cable Inc.	6.750%	7/1/18	57,470	63,748
Time Warner Cable Inc.	8.750%	2/14/19	18,305	21,461
Time Warner Cable Inc.	8.250%	4/1/19	23,445	27,306
Verizon Communications Inc.	1.350%	6/9/17	40,868	40,879
Verizon Communications Inc.	5.500%	2/15/18	6,265	6,797
Verizon Communications Inc.	6.100%	4/15/18	16,606	18,276
Verizon Communications Inc.	3.650%	9/14/18	50,933	53,758
Verizon Communications Inc.	6.350%	4/1/19	24,747	28,208
Verizon Communications Inc.	2.625%	2/21/20	62,087	62,609
Verizon Communications Inc.	4.500%	9/15/20	74,180	80,482
Viacom Inc.	6.250%	4/30/16	5,155	5,283
Viacom Inc.	2.500%	12/15/16	9,880	9,984
Viacom Inc.	6.125%	10/5/17	10,695	11,508
Viacom Inc.	2.500%	9/1/18	13,895	13,960
Viacom Inc.	5.625%	9/15/19	3,195	3,506
Vodafone Group plc	1.250%	9/26/17	21,359	21,227
Vodafone Group plc	5.450%	6/10/19	4,900	5,429
Vodafone Group plc	2.950%	2/19/23	16,600	15,907

Consumer Cyclical (4.5%)
7 Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,336
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	67,825	66,727
Amazon.com Inc.	2.600%	12/5/19	19,535	19,979
American Honda Finance Corp.	1.125%	10/7/16	19,816	19,910
American Honda Finance Corp.	0.950%	5/5/17	15,960	15,943
American Honda Finance Corp.	1.600%	7/13/18	10,770	10,737
American Honda Finance Corp.	2.125%	10/10/18	18,825	19,071
American Honda Finance Corp.	2.250%	8/15/19	41,660	41,841
American Honda Finance Corp.	2.450%	9/24/20	16,675	16,775
Automatic Data Processing Inc.	2.250%	9/15/20	20,460	20,698
AutoNation Inc.	3.350%	1/15/21	4,970	5,030
AutoZone Inc.	7.125%	8/1/18	33,707	38,256

AutoZone Inc.	4.000%	11/15/20	16,040	17,040
Block Financial LLC	4.125%	10/1/20	34,035	34,544
Brinker International Inc.	2.600%	5/15/18	26,410	26,412
Costco Wholesale Corp.	5.500%	3/15/17	5,860	6,227
Costco Wholesale Corp.	1.750%	2/15/20	14,650	14,555
CVS Health Corp.	1.900%	7/20/18	24,415	24,585
CVS Health Corp.	2.250%	12/5/18	24,400	24,730
CVS Health Corp.	2.800%	7/20/20	128,707	130,827
7 Daimler Finance North America LLC	2.950%	1/11/17	16,915	17,187
7 Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,489
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,844
7 Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,386
7 Daimler Finance North America LLC	1.875%	1/11/18	5,520	5,507
7 Daimler Finance North America LLC	1.650%	3/2/18	14,035	13,953
7 Daimler Finance North America LLC	1.650%	5/18/18	18,505	18,329
7 Daimler Finance North America LLC	2.375%	8/1/18	38,500	38,743
7 Daimler Finance North America LLC	2.250%	9/3/19	14,645	14,423
7 Daimler Finance North America LLC	2.250%	3/2/20	14,035	13,892
7 Daimler Finance North America LLC	2.450%	5/18/20	14,125	14,059
Dollar General Corp.	4.125%	7/15/17	12,850	13,274
Dollar General Corp.	1.875%	4/15/18	9,965	9,927
eBay Inc.	2.200%	8/1/19	19,800	19,611
7 Experian Finance plc	2.375%	6/15/17	35,430	35,565
Ford Motor Credit Co. LLC	8.000%	12/15/16	55,625	59,434
Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	10,045
Ford Motor Credit Co. LLC	3.000%	6/12/17	29,245	29,713
Ford Motor Credit Co. LLC	6.625%	8/15/17	69,932	75,364
Ford Motor Credit Co. LLC	2.145%	1/9/18	29,300	29,286
Ford Motor Credit Co. LLC	5.000%	5/15/18	82,715	87,824
Ford Motor Credit Co. LLC	2.240%	6/15/18	14,650	14,599
Ford Motor Credit Co. LLC	2.375%	3/12/19	19,535	19,351
Ford Motor Credit Co. LLC	2.597%	11/4/19	18,950	18,763
Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,166
Ford Motor Credit Co. LLC	3.157%	8/4/20	14,310	14,459
General Motors Co.	3.500%	10/2/18	36,615	37,256
General Motors Financial Co. Inc.	2.625%	7/10/17	19,525	19,671
General Motors Financial Co. Inc.	4.750%	8/15/17	975	1,016
General Motors Financial Co. Inc.	3.250%	5/15/18	64,135	64,857
General Motors Financial Co. Inc.	6.750%	6/1/18	48,840	53,480
General Motors Financial Co. Inc.	3.500%	7/10/19	23,185	23,504
General Motors Financial Co. Inc.	3.200%	7/13/20	39,065	38,870
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	14,640	14,812
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,094	16,404
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,794
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,686
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	4,119
Home Depot Inc.	2.000%	6/15/19	19,525	19,827
7 Hyundai Capital America	4.000%	6/8/17	10,785	11,125
7 Hyundai Capital America	2.400%	10/30/18	48,700	48,677
7 Hyundai Capital Services Inc.	4.375%	7/27/16	8,300	8,477
7 Kia Motors Corp.	3.625%	6/14/16	29,744	30,130
Lowe's Cos. Inc.	1.625%	4/15/17	39,826	40,216
Lowe's Cos. Inc.	6.100%	9/15/17	12,582	13,678
Lowe's Cos. Inc.	4.625%	4/15/20	15,127	16,560
Macy's Retail Holdings Inc.	5.900%	12/1/16	12,254	12,856
Macy's Retail Holdings Inc.	7.450%	7/15/17	6,179	6,714
Marriott International Inc.	6.375%	6/15/17	9,837	10,567

	Marriott International Inc.	3.000%	3/1/19	9,760	9,956
	MasterCard Inc.	2.000%	4/1/19	12,700	12,806
	Nordstrom Inc.	6.250%	1/15/18	10,330	11,380
	PACCAR Financial Corp.	1.600%	3/15/17	17,431	17,558
	PACCAR Financial Corp.	1.750%	8/14/18	3,380	3,395
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,111
	PACCAR Financial Corp.	2.500%	8/14/20	4,775	4,793
	QVC Inc.	3.125%	4/1/19	9,770	9,694
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,402
	Staples Inc.	2.750%	1/12/18	2,770	2,768
	Starbucks Corp.	0.875%	12/5/16	4,090	4,093
	Target Corp.	2.300%	6/26/19	27,835	28,425
	TJX Cos. Inc.	6.950%	4/15/19	13,700	15,870
	TJX Cos. Inc.	2.750%	6/15/21	25,415	25,735
	Toyota Motor Credit Corp.	2.000%	9/15/16	6,069	6,142
	Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	27,754
	Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,358
	Toyota Motor Credit Corp.	1.550%	7/13/18	14,740	14,784
	Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,755
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,736
	Toyota Motor Credit Corp.	2.125%	7/18/19	39,540	39,702
	VF Corp.	5.950%	11/1/17	5,860	6,384
11	Volkswagen Financial Services NV	2.375%	11/13/18	3,544	5,317
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	3,465	3,376
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	6,205	6,041
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,339
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	7,000	6,661
	Wal-Mart Stores Inc.	0.600%	4/11/16	28,886	28,918
	Wal-Mart Stores Inc.	2.800%	4/15/16	22,139	22,376
	Wal-Mart Stores Inc.	5.375%	4/5/17	20,191	21,485
	Wal-Mart Stores Inc.	5.800%	2/15/18	23,798	26,323
	Wal-Mart Stores Inc.	1.125%	4/11/18	22,940	22,983
	Wal-Mart Stores Inc.	1.950%	12/15/18	8,280	8,470
	Wal-Mart Stores Inc.	3.625%	7/8/20	29,565	31,840
	Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	20,225
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,685	1,869
11	Walgreens Boots Alliance Inc.	2.875%	11/20/20	11,561	17,568
7	Wesfarmers Ltd.	2.983%	5/18/16	48,251	48,809
7	Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,249

	Consumer Noncyclical (6.6%)
	AbbVie Inc.	1.750%	11/6/17	36,285	36,634
	AbbVie Inc.	1.800%	5/14/18	126,410	126,576
	AbbVie Inc.	2.500%	5/14/20	73,150	72,353
	Actavis Funding SCS	1.850%	3/1/17	29,461	29,468
	Actavis Funding SCS	2.350%	3/12/18	48,961	49,143
	Actavis Funding SCS	2.450%	6/15/19	9,765	9,696
	Actavis Funding SCS	3.000%	3/12/20	96,578	97,106
	Actavis Inc.	1.875%	10/1/17	26,481	26,413
	Actavis Inc.	6.125%	8/15/19	9,765	10,949
	Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,449
	Agilent Technologies Inc.	5.000%	7/15/20	24,885	26,747
	Allergan Inc.	5.750%	4/1/16	27,255	27,770
	Allergan Inc.	1.350%	3/15/18	7,800	7,677
	Altria Group Inc.	9.250%	8/6/19	69,792	86,299
	Altria Group Inc.	4.750%	5/5/21	29,917	32,957
	Amgen Inc.	2.125%	5/15/17	57,117	57,766

	Amgen Inc.	5.850%	6/1/17	57,272	61,198
	Amgen Inc.	5.700%	2/1/19	7,895	8,732
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,068
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,560
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,366
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,345	2,320
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	16,210	16,186
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	17,115	17,228
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	45,432	45,275
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	22,450	26,164
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	16,350	18,158
7	Baxalta Inc.	2.000%	6/22/18	11,085	11,055
7	Baxalta Inc.	2.875%	6/23/20	71,730	71,628
	Baxter International Inc.	5.375%	6/1/18	9,745	10,603
7	Bayer US Finance LLC	1.500%	10/6/17	19,525	19,624
7	Bayer US Finance LLC	2.375%	10/8/19	58,575	59,206
	Becton Dickinson & Co.	2.675%	12/15/19	9,815	9,929
	Biogen Inc.	6.875%	3/1/18	4,880	5,437
	Biogen Inc.	2.900%	9/15/20	91,862	92,703
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,161
	Boston Scientific Corp.	2.850%	5/15/20	14,600	14,595
	Bottling Group LLC	5.500%	4/1/16	12,544	12,785
	Bottling Group LLC	5.125%	1/15/19	5,150	5,690
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,879
	Cardinal Health Inc.	1.700%	3/15/18	20,540	20,565
	Cardinal Health Inc.	1.950%	6/15/18	32,300	32,442
7	Cargill Inc.	1.900%	3/1/17	26,836	27,014
7	Cargill Inc.	6.000%	11/27/17	12,295	13,354
12	Cargill Inc.	1.875%	9/4/19	9,766	11,204
12	Cargill Inc.	2.500%	2/15/23	24,622	28,625
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,944
	Celgene Corp.	2.875%	8/15/20	24,375	24,535
	Clorox Co.	5.950%	10/15/17	4,880	5,279
	Coca-Cola Co.	1.650%	3/14/18	6,774	6,852
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	18,500	18,669
	ConAgra Foods Inc.	1.300%	1/25/16	29,250	29,282
	ConAgra Foods Inc.	5.819%	6/15/17	2,977	3,170
	ConAgra Foods Inc.	1.900%	1/25/18	46,240	45,943
	ConAgra Foods Inc.	2.100%	3/15/18	2,811	2,796
	ConAgra Foods Inc.	7.000%	4/15/19	3,909	4,462
	ConAgra Foods Inc.	4.950%	8/15/20	6,700	7,216
	ConAgra Foods Inc.	3.200%	1/25/23	2,951	2,812
	Constellation Brands Inc.	3.875%	11/15/19	9,750	10,164
	Constellation Brands Inc.	3.750%	5/1/21	5,130	5,245
	Covidien International Finance SA	6.000%	10/15/17	48,915	53,275
	CR Bard Inc.	1.375%	1/15/18	15,595	15,441
	Diageo Capital plc	1.125%	4/29/18	7,115	7,042
	Dignity Health California GO	2.637%	11/1/19	2,000	2,024
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,842
	Express Scripts Holding Co.	2.650%	2/15/17	52,581	53,323
	General Mills Inc.	5.700%	2/15/17	9,110	9,625
	General Mills Inc.	5.650%	2/15/19	14,700	16,357
	Gilead Sciences Inc.	3.050%	12/1/16	24,786	25,373
	Gilead Sciences Inc.	2.550%	9/1/20	39,035	39,554
	Gilead Sciences Inc.	4.500%	4/1/21	26,605	29,115
	Gilead Sciences Inc.	4.400%	12/1/21	34,340	37,394
	Hershey Co.	1.600%	8/21/18	23,180	23,379

	Ingredion Inc.	1.800%	9/25/17	5,855	5,833
	JM Smucker Co.	1.750%	3/15/18	26,400	26,451
	JM Smucker Co.	2.500%	3/15/20	38,595	38,583
	Kraft Foods Group Inc.	2.250%	6/5/17	6,275	6,349
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	15,822
7	Kraft Heinz Foods Co.	2.800%	7/2/20	34,200	34,337
	Kroger Co.	1.200%	10/17/16	6,840	6,853
	Kroger Co.	2.200%	1/15/17	6,895	6,955
	Kroger Co.	6.800%	12/15/18	5,950	6,787
	Kroger Co.	2.300%	1/15/19	31,250	31,493
	Laboratory Corp. of America Holdings	2.625%	2/1/20	9,765	9,741
	McKesson Corp.	0.950%	12/4/15	23,400	23,400
	McKesson Corp.	3.250%	3/1/16	16,079	16,201
	McKesson Corp.	5.700%	3/1/17	5,675	5,997
	McKesson Corp.	2.284%	3/15/19	34,250	34,158
	Mead Johnson Nutrition Co.	3.000%	11/15/20	14,700	14,756
	Medco Health Solutions Inc.	7.125%	3/15/18	32,695	36,514
	Medtronic Inc.	1.500%	3/15/18	28,725	28,827
	Medtronic Inc.	2.500%	3/15/20	75,710	76,657
	Medtronic Inc.	4.450%	3/15/20	12,806	13,994
	Medtronic Inc.	3.150%	3/15/22	9,750	9,982
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	8,118
	Mondelez International Inc.	4.125%	2/9/16	34,462	34,754
	Mondelez International Inc.	2.250%	2/1/19	45,985	46,174
12	Mondelez International Inc.	2.375%	1/26/21	7,984	9,285
12	Mondelez International Inc.	1.000%	3/7/22	29,731	31,926
	Mylan Inc.	1.800%	6/24/16	31,375	31,354
	Newell Rubbermaid Inc.	2.050%	12/1/17	12,540	12,534
	Newell Rubbermaid Inc.	2.150%	10/15/18	14,700	14,706
	Newell Rubbermaid Inc.	2.875%	12/1/19	9,675	9,744
	PepsiCo Inc.	5.000%	6/1/18	13,670	14,922
	PepsiCo Inc.	7.900%	11/1/18	13,680	16,075
	PepsiCo Inc.	2.250%	1/7/19	7,900	8,054
	PepsiCo Inc.	4.500%	1/15/20	23,505	25,841
	PepsiCo Inc.	1.850%	4/30/20	43,850	43,630
	PepsiCo Inc.	2.150%	10/14/20	73,000	72,838
7	Pernod Ricard SA	2.950%	1/15/17	58,895	59,797
7	Pernod Ricard SA	4.450%	1/15/22	9,775	10,218
	Perrigo Co. plc	2.300%	11/8/18	14,645	14,429
	Pfizer Inc.	6.200%	3/15/19	53,797	61,247
	Pharmacia Corp.	6.500%	12/1/15	8,300	9,495
	Philip Morris International Inc.	2.500%	5/16/16	20,635	20,848
	Philip Morris International Inc.	1.125%	8/21/17	4,975	4,970
	Philip Morris International Inc.	5.650%	5/16/18	19,490	21,474
	Procter & Gamble Co.	4.850%	12/15/15	2,925	2,940
	Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,612
7	Reynolds American Inc.	3.500%	8/4/16	30,285	30,755
	Reynolds American Inc.	6.750%	6/15/17	10,880	11,718
	Reynolds American Inc.	2.300%	6/12/18	28,700	29,103
7	Reynolds American Inc.	8.125%	6/23/19	20,285	23,960
	Reynolds American Inc.	3.250%	6/12/20	45,202	46,296
7	Roche Holdings Inc.	2.250%	9/30/19	29,295	29,660
	Sanofi	1.250%	4/10/18	48,805	48,785
	St. Jude Medical Inc.	2.500%	1/15/16	19,291	19,355
	St. Jude Medical Inc.	2.800%	9/15/20	15,600	15,701
	Stryker Corp.	1.300%	4/1/18	11,850	11,815
	Sutter Health California GO	1.090%	8/15/53	10,000	9,913

Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,645	39,080
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	19,623
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	13,802
Tyson Foods Inc.	6.600%	4/1/16	38,414	39,267
Tyson Foods Inc.	2.650%	8/15/19	65,403	65,924
Tyson Foods Inc.	4.500%	6/15/22	9,035	9,632
Whirlpool Corp.	6.500%	6/15/16	2,950	3,047
Wyeth LLC	5.450%	4/1/17	3,270	3,478
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	19,535	19,518
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	24,420	24,382
Zoetis Inc.	1.875%	2/1/18	3,640	3,619

Energy (4.1%)
Anadarko Petroleum Corp.	5.950%	9/15/16	35,870	37,199
Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	13,174
9 BP Capital Markets plc	4.750%	11/15/15	10,550	7,852
BP Capital Markets plc	3.200%	3/11/16	39,558	39,935
BP Capital Markets plc	2.248%	11/1/16	37,575	38,024
BP Capital Markets plc	1.846%	5/5/17	41,475	41,853
BP Capital Markets plc	1.375%	11/6/17	19,450	19,447
BP Capital Markets plc	1.375%	5/10/18	53,854	53,918
BP Capital Markets plc	2.241%	9/26/18	24,638	24,974
BP Capital Markets plc	4.750%	3/10/19	30,289	32,833
BP Capital Markets plc	2.237%	5/10/19	24,500	24,682
BP Capital Markets plc	2.315%	2/13/20	53,650	53,927
Canadian Natural Resources Ltd.	1.750%	1/15/18	9,750	9,610
Cenovus Energy Inc.	5.700%	10/15/19	24,325	26,586
Chevron Corp.	1.345%	11/15/17	24,565	24,645
Chevron Corp.	1.104%	12/5/17	13,700	13,700
Chevron Corp.	1.365%	3/2/18	28,485	28,555
Chevron Corp.	1.718%	6/24/18	39,100	39,526
Chevron Corp.	2.193%	11/15/19	4,900	4,952
Chevron Corp.	1.961%	3/3/20	41,685	41,656
Chevron Corp.	2.427%	6/24/20	25,000	25,440
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	35,581
ConocoPhillips Co.	2.200%	5/15/20	14,080	14,051
Dominion Gas Holdings LLC	2.500%	12/15/19	21,500	21,653
Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	12,512
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,283	10,760
7 Enable Midstream Partners LP	2.400%	5/15/19	19,530	18,481
Enbridge Energy Partners LP	4.375%	10/15/20	43,900	44,361
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	1,693
Energy Transfer Partners LP	6.125%	2/15/17	19,467	20,355
Energy Transfer Partners LP	2.500%	6/15/18	19,050	18,828
Energy Transfer Partners LP	6.700%	7/1/18	40,929	44,509
Energy Transfer Partners LP	4.150%	10/1/20	39,395	39,520
Energy Transfer Partners LP	5.200%	2/1/22	7,883	7,863
Ensco plc	4.700%	3/15/21	13,180	11,860
Enterprise Products Operating LLC	1.650%	5/7/18	33,561	33,270
Enterprise Products Operating LLC	6.500%	1/31/19	1,025	1,147
Enterprise Products Operating LLC	2.550%	10/15/19	2,930	2,912
Enterprise Products Operating LLC	5.250%	1/31/20	17,283	18,913
Enterprise Products Operating LLC	5.200%	9/1/20	24,613	27,077
EOG Resources Inc.	5.875%	9/15/17	2,950	3,182
EOG Resources Inc.	5.625%	6/1/19	6,611	7,391
EOG Resources Inc.	4.400%	6/1/20	28,540	31,002
EOG Resources Inc.	2.625%	3/15/23	8,571	8,373

Exxon Mobil Corp.	1.912%	3/6/20	29,700	29,866
Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,818	16,464
Kinder Morgan Energy Partners LP	5.950%	2/15/18	19,173	20,328
Kinder Morgan Energy Partners LP	2.650%	2/1/19	18,525	18,108
Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	19,444
Kinder Morgan Inc.	7.000%	6/15/17	23,460	24,829
Kinder Morgan Inc.	7.250%	6/1/18	14,650	16,019
Marathon Oil Corp.	0.900%	11/1/15	12,630	12,630
Marathon Oil Corp.	5.900%	3/15/18	13,565	14,518
Marathon Oil Corp.	2.700%	6/1/20	32,070	31,129
Nabors Industries Inc.	2.350%	9/15/16	16,600	16,519
Nabors Industries Inc.	6.150%	2/15/18	19,540	20,343
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,086
Occidental Petroleum Corp.	1.750%	2/15/17	93,490	94,233
Occidental Petroleum Corp.	1.500%	2/15/18	50,620	50,511
ONEOK Partners LP	3.200%	9/15/18	11,720	11,759
ONEOK Partners LP	8.625%	3/1/19	7,940	9,123
Petro-Canada	6.050%	5/15/18	4,885	5,384
Phillips 66	2.950%	5/1/17	42,140	43,087
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,144
Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	13,834
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	9,640	10,371
Pride International Inc.	8.500%	6/15/19	7,750	7,925
Pride International Inc.	6.875%	8/15/20	14,525	14,267
Shell International Finance BV	5.200%	3/22/17	14,225	15,006
Shell International Finance BV	1.125%	8/21/17	6,900	6,890
Shell International Finance BV	1.900%	8/10/18	9,775	9,904
Shell International Finance BV	2.000%	11/15/18	15,675	15,852
Shell International Finance BV	4.300%	9/22/19	10,797	11,693
Shell International Finance BV	2.125%	5/11/20	53,700	53,792
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	11,453	11,905
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	6,395	6,469
Southwestern Energy Co.	3.300%	1/23/18	10,600	10,404
Southwestern Energy Co.	7.500%	2/1/18	23,180	24,687
Southwestern Energy Co.	4.050%	1/23/20	52,635	50,814
Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,854
Suncor Energy Inc.	6.100%	6/1/18	12,721	14,011
Total Capital Canada Ltd.	1.450%	1/15/18	43,977	44,123
Total Capital International SA	1.500%	2/17/17	28,278	28,428
Total Capital International SA	1.550%	6/28/17	17,925	18,024
Total Capital International SA	2.125%	1/10/19	39,500	40,024
Total Capital International SA	2.100%	6/19/19	14,600	14,739
Total Capital SA	2.125%	8/10/18	11,627	11,867
Transocean Inc.	3.000%	4/15/16	65,947	61,166
Transocean Inc.	5.550%	12/15/16	60,726	60,498
Transocean Inc.	6.000%	3/15/18	19,535	18,363
Valero Energy Corp.	6.125%	6/15/17	9,010	9,615
Weatherford International LLC	6.350%	6/15/17	13,005	13,116
Weatherford International Ltd.	5.500%	2/15/16	9,760	9,780
Weatherford International Ltd.	6.000%	3/15/18	10,655	10,388
Weatherford International Ltd.	5.125%	9/15/20	11,700	10,019
Western Gas Partners LP	2.600%	8/15/18	6,840	6,791
7 Woodside Finance Ltd.	8.750%	3/1/19	15,850	18,682

Other Industrial (0.2%)
7 Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	10,320	11,321
7 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	43,152	50,650
7 Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	40,045	39,860

Technology (2.9%)
Adobe Systems Inc.	4.750%	2/1/20	20,025	21,956
Altera Corp.	1.750%	5/15/17	10,500	10,552
Altera Corp.	2.500%	11/15/18	50,990	51,741
Amphenol Corp.	2.550%	1/30/19	9,127	9,204
Apple Inc.	0.900%	5/12/17	17,765	17,807
Apple Inc.	1.000%	5/3/18	29,410	29,319
Apple Inc.	2.100%	5/6/19	61,365	62,517
9 Apple Inc.	2.850%	8/28/19	7,320	5,238
Apple Inc.	1.550%	2/7/20	19,535	19,345
Apple Inc.	2.000%	5/6/20	25,650	25,741
Apple Inc.	2.850%	5/6/21	37,000	38,013
Applied Materials Inc.	2.650%	6/15/16	9,800	9,929
Applied Materials Inc.	2.625%	10/1/20	23,420	23,589
Autodesk Inc.	3.125%	6/15/20	24,415	24,506
Baidu Inc.	2.250%	11/28/17	16,615	16,624
Baidu Inc.	3.250%	8/6/18	31,200	31,831
Baidu Inc.	2.750%	6/9/19	17,575	17,500
CA Inc.	3.600%	8/1/20	10,730	10,876
Cisco Systems Inc.	1.650%	6/15/18	19,345	19,490
Cisco Systems Inc.	4.950%	2/15/19	40,890	45,019
Cisco Systems Inc.	2.125%	3/1/19	34,564	35,028
Cisco Systems Inc.	4.450%	1/15/20	27,210	29,872
Cisco Systems Inc.	2.450%	6/15/20	9,785	9,949
Computer Sciences Corp.	6.500%	3/15/18	21,220	23,291
Corning Inc.	1.450%	11/15/17	19,705	19,606
Corning Inc.	1.500%	5/8/18	27,985	27,653
Corning Inc.	6.625%	5/15/19	5,575	6,310
EMC Corp.	1.875%	6/1/18	16,210	15,533
EMC Corp.	2.650%	6/1/20	12,165	11,080
Equifax Inc.	6.300%	7/1/17	4,880	5,237
Fidelity National Information Services Inc.	1.450%	6/5/17	11,230	11,113
Fidelity National Information Services Inc.	2.000%	4/15/18	3,015	2,972
Fidelity National Information Services Inc.	2.850%	10/15/18	43,650	44,110
Fidelity National Information Services Inc.	3.625%	10/15/20	44,500	45,303
Fiserv Inc.	2.700%	6/1/20	12,151	12,163
7 Hewlett Packard Enterprise Co.	2.450%	10/5/17	38,540	38,661
7 Hewlett Packard Enterprise Co.	2.850%	10/5/18	45,105	45,197
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	53,357	53,602
Intel Corp.	1.950%	10/1/16	7,566	7,661
Intel Corp.	1.350%	12/15/17	78,638	78,962
Intel Corp.	2.450%	7/29/20	13,600	13,815
Intel Corp.	3.300%	10/1/21	7,815	8,193
International Business Machines Corp.	1.250%	2/6/17	19,600	19,724
International Business Machines Corp.	5.700%	9/14/17	25,910	28,088
International Business Machines Corp.	1.250%	2/8/18	9,700	9,696
International Business Machines Corp.	7.625%	10/15/18	6,040	7,069
International Business Machines Corp.	1.950%	2/12/19	26,865	27,114
KLA-Tencor Corp.	2.375%	11/1/17	13,845	13,937
KLA-Tencor Corp.	3.375%	11/1/19	3,625	3,680
Lam Research Corp.	2.750%	3/15/20	24,420	23,871
Microsoft Corp.	1.300%	11/3/18	13,660	13,673

	Microsoft Corp.	2.000%	11/3/20	20,405	20,466
	Oracle Corp.	1.200%	10/15/17	27,305	27,393
	Oracle Corp.	5.750%	4/15/18	16,818	18,556
	Oracle Corp.	2.375%	1/15/19	55,593	56,708
	Oracle Corp.	5.000%	7/8/19	13,670	15,149
	Oracle Corp.	2.250%	10/8/19	71,128	71,910
	Oracle Corp.	2.800%	7/8/21	31,730	32,268
	Pitney Bowes Inc.	5.750%	9/15/17	687	735
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,233
	QUALCOMM Inc.	1.400%	5/18/18	17,690	17,626
	QUALCOMM Inc.	2.250%	5/20/20	4,004	3,972
	Seagate HDD Cayman	3.750%	11/15/18	13,715	13,921
	Tyco Electronics Group SA	6.550%	10/1/17	8,270	9,047
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,750
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,434
	Xilinx Inc.	2.125%	3/15/19	26,535	26,464

	Transportation (1.2%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	18,025	18,295
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	28,013	28,293
	Canadian Pacific Railway Co.	6.500%	5/15/18	14,710	16,414
	Canadian Pacific Railway Co.	7.250%	5/15/19	8,325	9,682
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	3,931	4,049
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	1,580	1,626
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	3,585	3,701
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	842	866
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	3,992	4,482
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	13,768	15,179
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,753	2,839
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	49,605	51,217
	CSX Corp.	6.250%	3/15/18	30,078	33,237
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	16,106	18,360
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	28,492	32,125
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	10,188	10,977
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	5,203	5,483
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,545	2,672
7	ERAC USA Finance LLC	1.400%	4/15/16	8,717	8,727
7	ERAC USA Finance LLC	6.375%	10/15/17	11,112	12,080
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,954
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,663
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,226
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,135

4,6,13 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.771%	5/15/18	9,655	9,522
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	23,420	25,645
	Ryder System Inc.	5.850%	11/1/16	8,440	8,818
	Ryder System Inc.	2.500%	3/1/17	12,635	12,775
	Ryder System Inc.	2.450%	11/15/18	5,850	5,880
	Ryder System Inc.	2.350%	2/26/19	7,499	7,497
	Ryder System Inc.	2.550%	6/1/19	6,840	6,880
	Ryder System Inc.	2.650%	3/2/20	14,650	14,610
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,921	5,499
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	14,650	14,485
4,7	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	2,544	2,602
	Union Pacific Corp.	5.750%	11/15/17	9,624	10,493
	Union Pacific Corp.	5.700%	8/15/18	28,989	32,269
	Union Pacific Corp.	2.250%	2/15/19	15,645	15,819
	Union Pacific Corp.	1.800%	2/1/20	8,400	8,333
	Union Pacific Corp.	2.250%	6/19/20	24,425	24,696
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,691
	United Parcel Service Inc.	5.125%	4/1/19	50,822	56,656
	United Parcel Service of America Inc.	8.375%	4/1/20	32,757	41,198
					14,718,150
Utilities (4.2%)
	Electric (3.8%)
	Ameren Illinois Co.	6.125%	11/15/17	7,740	8,453
	Ameren Illinois Co.	6.250%	4/1/18	4,690	5,174
	American Electric Power Co. Inc.	1.650%	12/15/17	35,350	35,246
	Appalachian Power Co.	5.000%	6/1/17	5,605	5,895
	Arizona Public Service Co.	6.250%	8/1/16	3,892	4,048
	Arizona Public Service Co.	8.750%	3/1/19	29,145	35,120
	Baltimore Gas & Electric Co.	5.900%	10/1/16	6,756	7,052
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	44,840	49,221
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,158
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,566
	CenterPoint Energy Inc.	5.950%	2/1/17	21,490	22,609
	CenterPoint Energy Inc.	6.500%	5/1/18	7,270	8,036
	CMS Energy Corp.	6.550%	7/17/17	2,646	2,861
	CMS Energy Corp.	5.050%	2/15/18	45,536	48,674
	Commonwealth Edison Co.	5.950%	8/15/16	10,233	10,636
	Commonwealth Edison Co.	1.950%	9/1/16	5,316	5,358
	Commonwealth Edison Co.	6.150%	9/15/17	27,867	30,292
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	39,615
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,868
	Commonwealth Edison Co.	4.000%	8/1/20	23,498	25,176
	Commonwealth Edison Co.	3.400%	9/1/21	4,550	4,741
	Connecticut Light & Power Co.	5.500%	2/1/19	11,410	12,704
	Consumers Energy Co.	5.500%	8/15/16	2,130	2,205
	Consumers Energy Co.	5.150%	2/15/17	13,960	14,636
	Consumers Energy Co.	5.650%	9/15/18	13,675	15,131
	Consumers Energy Co.	6.125%	3/15/19	25,262	28,735
	Consumers Energy Co.	6.700%	9/15/19	43,432	50,707
	DTE Electric Co.	5.600%	6/15/18	16,931	18,585
	Duke Energy Carolinas LLC	5.250%	1/15/18	1,124	1,217
	Duke Energy Carolinas LLC	5.100%	4/15/18	5,112	5,541
	Duke Energy Carolinas LLC	7.000%	11/15/18	27,502	31,783
	Duke Energy Carolinas LLC	4.300%	6/15/20	12,615	13,732

	Duke Energy Carolinas LLC	3.900%	6/15/21	4,851	5,195
	Duke Energy Corp.	2.100%	6/15/18	10,490	10,619
	Duke Energy Corp.	6.250%	6/15/18	21,562	23,961
	Duke Energy Corp.	5.050%	9/15/19	12,700	13,906
	Duke Energy Florida Inc.	4.550%	4/1/20	18,900	20,600
	Duke Energy Florida LLC	5.800%	9/15/17	11,424	12,347
	Duke Energy Florida LLC	5.650%	6/15/18	39,575	43,535
	Duke Energy Indiana Inc.	3.750%	7/15/20	13,925	14,788
	Duke Energy Progress LLC	3.000%	9/15/21	24,903	25,626
7	EDP Finance BV	6.000%	2/2/18	29,290	31,138
7	EDP Finance BV	4.900%	10/1/19	36,572	38,051
7	EDP Finance BV	4.125%	1/15/20	48,860	49,270
	Entergy Corp.	4.700%	1/15/17	11,695	12,045
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,230	1,351
	Entergy Louisiana LLC	6.500%	9/1/18	14,300	16,127
	Eversource Energy	1.450%	5/1/18	21,490	21,314
	Eversource Energy	4.500%	11/15/19	3,980	4,289
	Exelon Corp.	1.550%	6/9/17	23,800	23,769
	Exelon Corp.	2.850%	6/15/20	21,460	21,474
	Exelon Corp.	3.950%	6/15/25	10,230	10,331
	Exelon Generation Co. LLC	6.200%	10/1/17	16,105	17,320
	Exelon Generation Co. LLC	2.950%	1/15/20	18,560	18,634
	FirstEnergy Corp.	2.750%	3/15/18	23,426	23,496
	FirstEnergy Corp.	4.250%	3/15/23	26,204	26,424
7	FirstEnergy Transmission LLC	4.350%	1/15/25	28,370	29,026
	Florida Power & Light Co.	2.750%	6/1/23	13,790	13,813
	Florida Power & Light Co.	3.250%	6/1/24	10,125	10,442
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	16,398	17,218
	Georgia Power Co.	5.400%	6/1/18	7,815	8,578
	Kentucky Utilities Co.	3.250%	11/1/20	1,950	2,036
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,094
	Louisville Gas & Electric Co.	1.625%	11/15/15	4,826	4,828
	MidAmerican Energy Co.	5.950%	7/15/17	14,170	15,202
	MidAmerican Energy Co.	5.300%	3/15/18	37,367	40,418
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,199	12,199
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,729	7,792
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	11,340	12,043
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	32,768	35,439
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	23,955	29,724
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	27,680	27,785
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	13,665	13,713
	National Rural Utilities Cooperative Finance
	Corp.	2.000%	1/27/20	30,309	29,851
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	35,170	35,051
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/1/20	10,725	10,691
	Nevada Power Co.	6.500%	5/15/18	32,715	36,418
	Nevada Power Co.	6.500%	8/1/18	9,683	10,895
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,766	9,710

	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	19,530	19,375
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	29,770	29,827
	NSTAR Electric Co.	5.625%	11/15/17	4,930	5,347
	NV Energy Inc.	6.250%	11/15/20	12,195	14,146
	Ohio Power Co.	6.000%	6/1/16	9,838	10,118
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	56,853
	Pacific Gas & Electric Co.	8.250%	10/15/18	32,830	38,687
	Pacific Gas & Electric Co.	3.500%	10/1/20	33,200	34,807
	Pacific Gas & Electric Co.	4.250%	5/15/21	8,790	9,473
	PacifiCorp	5.650%	7/15/18	20,566	22,682
	PacifiCorp	5.500%	1/15/19	4,630	5,148
	PacifiCorp	3.850%	6/15/21	3,900	4,162
	Pennsylvania Electric Co.	6.050%	9/1/17	5,445	5,879
	PPL Capital Funding Inc.	1.900%	6/1/18	13,915	13,881
	Public Service Electric & Gas Co.	5.300%	5/1/18	8,150	8,905
	Public Service Electric & Gas Co.	2.300%	9/15/18	21,790	22,161
	Puget Sound Energy Inc.	4.300%	5/20/45	2,800	2,875
	SCANA Corp.	4.750%	5/15/21	7,705	8,084
	Sierra Pacific Power Co.	6.000%	5/15/16	18,500	19,011
	South Carolina Electric & Gas Co.	5.250%	11/1/18	1,125	1,234
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	13,915
	Southern California Edison Co.	1.125%	5/1/17	6,840	6,840
	Southern California Edison Co.	5.500%	8/15/18	5,295	5,836
	Southern Co.	2.750%	6/15/20	36,610	36,413
	Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,112
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	11,014
	Tampa Electric Co.	6.100%	5/15/18	21,670	23,943
	TECO Finance Inc.	6.572%	11/1/17	9,950	10,868
	Union Electric Co.	6.400%	6/15/17	14,987	16,135
	Union Electric Co.	6.700%	2/1/19	16,542	19,045
	Virginia Electric & Power Co.	5.400%	4/30/18	5,992	6,567
	Xcel Energy Inc.	1.200%	6/1/17	14,355	14,310

	Natural Gas (0.4%)
12	2i Rete Gas SPA	1.750%	7/16/19	23,545	26,693
	Atmos Energy Corp.	8.500%	3/15/19	9,760	11,656
	Sempra Energy	6.500%	6/1/16	77,159	79,488
	Sempra Energy	2.300%	4/1/17	36,630	36,974
	Sempra Energy	6.150%	6/15/18	13,585	14,981
	Sempra Energy	2.400%	3/15/20	10,265	10,209

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	9,357	10,163

					2,209,168
Total Corporate Bonds (Cost $32,157,553)					32,143,687
Sovereign Bonds (U.S. Dollar-Denominated) (6.6%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	4,077	4,194
7	Banco de Costa Rica	5.250%	8/12/18	4,800	4,894
7	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,200
7	Banco del Estado de Chile	3.875%	2/8/22	2,000	2,020
7	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	1,990
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	33,760	34,266
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	8,750	8,873

7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	6,400	6,400
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	6,830	6,958
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	2,900	2,915
7	Bank Nederlandse Gemeenten	0.875%	2/21/17	23,500	23,487
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,504
7	Bermuda	4.138%	1/3/23	6,000	6,038
7	Bermuda	4.854%	2/6/24	5,800	6,084
7	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	3,000	3,010
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,893
7	Caixa Economica Federal	2.375%	11/6/17	12,375	11,598
7	CDP Financial Inc.	3.150%	7/24/24	24,580	24,869
7	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,250
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	10,800	8,613
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,841
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,964
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	38,025	37,949
7	CNPC General Capital Ltd.	1.450%	4/16/16	2,000	2,002
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,944
7	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,786
7	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,043
	Corp. Andina de Fomento	3.750%	1/15/16	74,569	75,026
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	9,373
	Corp. Andina de Fomento	7.790%	3/1/17	9,570	10,354
	Corp. Andina de Fomento	1.500%	8/8/17	8,790	8,777
	Corp. Andina de Fomento	4.375%	6/15/22	32,912	35,430
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,001
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	4,976
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	15,796	16,058
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,830
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	1,200	1,131
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	19,525	18,413
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	10,800	10,980
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	3,300	3,242
14	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	6,922
14	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,048
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	312
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,762	2,771
7,15 Dexia Credit Local SA		1.250%	10/18/16	12,700	12,743
	Ecopetrol SA	7.375%	9/18/43	3,900	3,725
	Ecopetrol SA	5.875%	5/28/45	23,770	19,373
7	Electricite de France SA	1.150%	1/20/17	58,610	58,619
7	Electricite de France SA	2.150%	1/22/19	34,190	34,174
7	Electricite de France SA	6.000%	1/22/14	1,610	1,621
9	Emirates NBD PJSC	5.750%	11/8/15	10,770	8,084
4,7	ENA Norte Trust	4.950%	4/25/28	1,738	1,773
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	32,800	30,586
	European Investment Bank	2.500%	5/16/16	5,000	5,055
7	Export-Import Bank of China/The via Avi
	Funding Co. Ltd.	2.850%	9/16/20	11,075	11,122
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,141
	Export-Import Bank of Korea	4.000%	1/11/17	98,200	101,089
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,953
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,159
7	Federation of Malaysia	2.991%	7/6/16	4,875	4,932

4	Federative Republic of Brazil	8.000%	1/15/18	16,889	17,839
	Federative Republic of Brazil	4.875%	1/22/21	28,800	28,332
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,524
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,838
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	10,739	12,081
	Hydro-Quebec	2.000%	6/30/16	21,750	21,950
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,804
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,286
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	10,000	9,996
	IPIC GMTN Ltd.	3.125%	11/15/15	9,750	9,750
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,931
14	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	19,584
14	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,225
14	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	34,451
14	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	27,025
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,654
	KazMunayGas National Co. JSC	9.125%	7/2/18	31,776	35,073
7	Kommunalbanken AS	2.375%	1/19/16	5,875	5,898
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,792
7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,259
	Korea Development Bank	1.000%	1/22/16	4,800	4,801
	Korea Development Bank	3.250%	3/9/16	29,606	29,828
	Korea Development Bank	4.000%	9/9/16	5,200	5,324
	Korea Development Bank	3.250%	9/20/16	9,800	9,986
	Korea Development Bank	3.875%	5/4/17	24,125	24,924
	Korea Development Bank	2.250%	8/7/17	19,445	19,640
	Korea Development Bank	3.500%	8/22/17	22,675	23,406
	Korea Development Bank	1.500%	1/22/18	5,850	5,815
	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,767
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,767
	Korea Expressway Corp.	1.875%	10/22/17	22,630	22,676
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,001
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,904
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,027
7	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,900
7	Korea National Oil Corp.	4.000%	10/27/16	19,201	19,749
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,878
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,634
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,970
	Majapahit Holding BV	8.000%	8/7/19	16,600	18,729
7	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,065
	North American Development Bank	2.300%	10/10/18	3,675	3,723
	North American Development Bank	2.400%	10/26/22	2,700	2,665
7	OCP SA	5.625%	4/25/24	8,325	8,693
16	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	24,561
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	9,025	9,173
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	4,895
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,752
4	Oriental Republic of Uruguay	4.375%	10/27/27	3,150	3,134
4	Oriental Republic of Uruguay	5.100%	6/18/50	975	878
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	5,010
6	Petrobras Global Finance BV	1.953%	11/20/15	17,155	16,881
6	Petrobras Global Finance BV	2.460%	1/15/16	11,250	9,056
	Petrobras Global Finance BV	2.000%	5/20/16	7,330	7,152
	Petrobras Global Finance BV	3.000%	1/15/19	17,295	14,333
	Petrobras Global Finance BV	4.875%	3/17/20	20,570	16,867

	Petrobras International Finance Co. SA	3.875%	1/27/16	104,494	104,491
	Petrobras International Finance Co. SA	6.125%	10/6/16	11,427	11,484
	Petrobras International Finance Co. SA	5.875%	3/1/18	48,533	45,803
	Petrobras International Finance Co. SA	6.875%	1/20/40	2,360	1,693
	Petroleos Mexicanos	5.750%	3/1/18	159,119	169,064
	Petroleos Mexicanos	8.000%	5/3/19	107,842	122,942
	Petroleos Mexicanos	5.500%	1/21/21	33,940	36,222
	Petroleos Mexicanos	4.875%	1/24/22	45,680	46,633
	Province of Manitoba	1.300%	4/3/17	32,225	32,386
	Province of New Brunswick	2.750%	6/15/18	485	502
	Province of Ontario	5.450%	4/27/16	5,000	5,121
	Province of Ontario	2.300%	5/10/16	67,725	68,381
	Province of Ontario	1.200%	2/14/18	5,200	5,192
	Province of Ontario	3.000%	7/16/18	15,905	16,565
	Province of Ontario	1.875%	5/21/20	9,770	9,749
	Quebec	5.000%	3/1/16	9,750	9,893
	Quebec	5.125%	11/14/16	11,000	11,488
	Quebec	3.500%	7/29/20	4,750	5,074
	Quebec	2.750%	8/25/21	16,785	17,216
	Quebec	2.625%	2/13/23	5,150	5,170
	Quebec	2.875%	10/16/24	6,750	6,830
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	5,088	5,495
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	7,882	8,493
	Republic of Colombia	7.375%	3/18/19	5,200	5,928
	Republic of Colombia	4.375%	7/12/21	14,565	15,002
4	Republic of Colombia	4.500%	1/28/26	7,100	7,065
4	Republic of Colombia	5.000%	6/15/45	4,690	4,198
	Republic of Croatia	6.250%	4/27/17	47,320	49,568
	Republic of Hungary	4.000%	3/25/19	30,950	32,443
	Republic of Indonesia	6.875%	3/9/17	4,885	5,227
	Republic of Indonesia	6.875%	1/17/18	11,463	12,638
	Republic of Indonesia	5.875%	3/13/20	51,308	56,890
12	Republic of Indonesia	2.875%	7/8/21	25,485	27,776
12	Republic of Indonesia	3.375%	7/30/25	18,070	18,967
	Republic of Indonesia	6.625%	2/17/37	11,540	12,665
	Republic of Italy	4.750%	1/25/16	45,945	46,303
	Republic of Kazakhstan	6.500%	7/21/45	23,650	23,059
7	Republic of Kazakhstan	6.500%	7/21/45	2,000	1,960
	Republic of Korea	5.125%	12/7/16	9,750	10,182
7	Republic of Latvia	5.250%	2/22/17	2,000	2,106
7	Republic of Latvia	2.750%	1/12/20	4,000	4,082
	Republic of Namibia	5.500%	11/3/21	8,850	9,204
	Republic of Namibia	5.250%	10/29/25	4,895	4,852
	Republic of Poland	6.375%	7/15/19	38,990	45,228
	Republic of Poland	5.125%	4/21/21	15,530	17,572
	Republic of Poland	5.000%	3/23/22	39,165	44,100
	Republic of Poland	4.000%	1/22/24	3,800	4,051
	Republic of Romania	4.375%	8/22/23	9,800	10,302
12	Republic of Romania	2.750%	10/29/25	14,635	16,293
7	Republic of Serbia	5.250%	11/21/17	1,000	1,043
	Republic of Serbia	5.250%	11/21/17	4,800	5,013
	Republic of Slovakia	4.375%	5/21/22	3,000	3,379
7	Republic of Slovakia	4.375%	5/21/22	5,500	6,175
7	Republic of Slovenia	5.250%	2/18/24	10,700	12,059
	Republic of Turkey	7.000%	9/26/16	100,305	104,944
	Republic of Turkey	7.500%	7/14/17	180,819	195,963
	Republic of Turkey	6.750%	4/3/18	105,240	114,533

	Republic of Turkey	7.000%	3/11/19	9,600	10,728
	Republic of Turkey	3.250%	3/23/23	4,280	3,980
	Republic of Turkey	4.875%	4/16/43	9,765	8,806
4,7	Rio Oil Finance Trust Series 2014-3	6.750%	1/6/27	12,310	10,002
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,672
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	16,820	17,261
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,861
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,166
	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	2,000	2,000
	State Bank of India	4.125%	8/1/17	33,613	34,771
	State of Israel	5.500%	11/9/16	4,875	5,104
	State of Israel	4.000%	6/30/22	1,900	2,049
	State of Israel	3.150%	6/30/23	6,000	6,129
7	State of Qatar	3.125%	1/20/17	8,000	8,211
	Statoil ASA	1.800%	11/23/16	5,900	5,960
	Statoil ASA	3.125%	8/17/17	8,956	9,291
	Statoil ASA	1.200%	1/17/18	21,105	21,043
	Statoil ASA	2.250%	11/8/19	19,500	19,728
	Statoil ASA	2.900%	11/8/20	10,000	10,367
	Statoil ASA	3.150%	1/23/22	2,000	2,034
	Svensk Exportkredit AB	2.125%	7/13/16	24,400	24,680
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,965
	Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,731
7	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,923
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,931
7	Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,843
	United Mexican States	5.625%	1/15/17	13,563	14,263
	United Mexican States	4.000%	10/2/23	4,610	4,764
	United Mexican States	5.750%	10/12/10	5,170	5,084
Total Sovereign Bonds (Cost $3,483,646)					3,483,238
Taxable Municipal Bonds (0.4%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,800	9,876
	California GO	5.950%	3/1/18	26,110	28,736
	California GO	6.200%	10/1/19	13,650	15,887
	Colorado Housing & Finance Authority
	Employment Compensation Special
	Assessment Revenue	1.600%	5/15/16	14,600	14,679
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	7,800	7,831
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,402
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	4,942
	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,766
	Illinois GO	4.961%	3/1/16	25,550	25,855
	Illinois GO	5.365%	3/1/17	16,540	17,172
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	1.570%	1/1/17	2,000	2,015
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,887

Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	29,003	29,851
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,348
6 Mississippi GO (Nissan North America, Inc.
Project)	0.893%	11/1/17	12,180	12,210
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	2,385	2,491
University of California Revenue	2.054%	5/15/18	3,400	3,472
University of California Revenue	1.745%	5/15/19	6,250	6,290
Total Taxable Municipal Bonds (Cost $208,803)				212,710
Tax-Exempt Municipal Bonds (0.0%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO	0.040%	11/6/15	10,000	10,000
Total Tax-Exempt Municipal Bonds (Cost $10,000)				10,000
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
10 Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	—
Total Convertible Preferred Stocks (Cost $28,924)				—
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
17 Vanguard Market Liquidity Fund (Cost
$395,438)	0.207%		395,437,854	395,438

Total Investments (99.1%) (Cost $52,393,454)				52,371,566
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	1,304	(61)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	782	(61)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	1,304	(978)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	1,129	(564)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	694	(217)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	693	(130)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	346	(141)
Total Liability for Options Written (Premiums received $1,975)				(2,152)
Other Assets and Liabilities-Net (0.9%)				488,490
Net Assets (100%)				52,857,904

1	Securities with a value of $18,011,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $38,796,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $18,419,000 have been segregated as initial margin for open cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Adjustable-rate security.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $7,313,323,000, representing 13.8% of net assets.
8	Security made only partial principal and/or interest payments during the period ended October 31, 2015.
9	Face amount denominated in Australian dollars.
10	Non-income-producing security--security in default.
11	Face amount denominated in British pounds.
12	Face amount denominated in Euro.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Guaranteed by the Government of Japan.
15	Guaranteed by multiple countries.
16	Guaranteed by the Republic of Austria.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Short-Term Investment-Grade Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,080,770	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,877,819	167,904
Corporate Bonds	—	32,143,684	3
Sovereign Bonds	—	3,483,238	—
Taxable Municipal Bonds	—	212,710	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	395,438	—	—
Futures Contracts—Assets[1]	560	—	—
Futures Contracts—Liabilities[1]	(2,934)	—	—
Forward Currency Contracts—Assets	—	9,566	—
Forward Currency Contracts—Liabilities	—	(4,979)	—
Swap Contracts—Assets	253[1]	20,224	—
Swap Contracts—Liabilities	(592)[1]	(5,663)	—
Option Contracts Written	(2,152)	—	—
Total	390,573	51,827,369	167,907
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is

Short-Term Investment-Grade Fund

that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2015	15,741	1,885,354	(4,260)
30-Year U.S. Treasury Bond	December 2015	(3,468)	(542,525)	(2,932)
2-Year U.S. Treasury Note	December 2015	2,290	500,723	(1,251)
10-Year U.S. Treasury Note	December 2015	(3,773)	(481,765)	879
Euro-Bobl	December 2015	(1,060)	(150,856)	(1,131)
Euro-Bund	December 2015	(804)	(138,992)	(1,511)
AUD 3-Year Bond	December 2015	(1,498)	(119,969)	(220)
Long Gilt	December 2015	(127)	(23,054)	(88)
Ultra Long U.S. Treasury Bond	December 2015	(81)	(12,940)	4
Euro-Schatz	December 2015	13	1,594	3
				(10,507)

Unrealized appreciation (depreciation) on open futures contracts, excluding the AUD 3-Year Bond futures, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into

Short-Term Investment-Grade Fund

master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	11/2/15	EUR	329,514	USD	363,582	(1,232)
BNP Paribas	11/2/15	AUD	142,611	USD	103,478	(1,782)
Morgan Stanley Capital Services LLC	11/2/15	GBP	56,081	USD	86,028	427
BNP Paribas	12/2/15	EUR	16,279	USD	18,037	(128)
Morgan Stanley Capital Services LLC	12/2/15	EUR	14,672	USD	16,190	(49)
UBS AG	11/2/15	EUR	8,000	USD	9,081	(283)
JPMorgan Chase Bank N.A.	11/2/15	EUR	114	USD	128	(3)
Morgan Stanley Capital Services LLC	12/2/15	USD	359,858	EUR	326,193	1,008
UBS AG	11/2/15	USD	279,770	EUR	250,571	4,230
BNP Paribas	12/2/15	USD	103,319	AUD	142,611	1,790
UBS AG	11/2/15	USD	95,520	AUD	135,225	(910)
Morgan Stanley Capital Services LLC	12/2/15	USD	86,013	GBP	56,081	(426)
BNP Paribas	11/2/15	USD	78,466	GBP	50,809	139
Morgan Stanley Capital Services LLC	11/2/15	USD	47,230	EUR	42,362	646
BNP Paribas	11/2/15	USD	21,325	EUR	19,097	325
Bank of America N.A.	12/2/15	USD	14,130	EUR	12,802	45
Barclays Capital	11/2/15	USD	12,665	EUR	11,303	235
Bank of America N.A.	11/2/15	USD	11,775	EUR	10,312	435
UBS AG	11/2/15	USD	8,002	GBP	5,272	(126)

Short-Term Investment-Grade Fund

Barclays Capital	12/2/15	USD	6,626	EUR	6,000	25
JPMorgan Chase Bank N.A.	11/2/15	USD	5,373	AUD	7,385	107
BNP Paribas	12/2/15	USD	4,569	AUD	6,460	(29)
JPMorgan Chase Bank N.A.	11/2/15	USD	4,534	EUR	3,983	154
JPMorgan Chase Bank N.A.	12/2/15	USD	1,782	AUD	2,518	(11)
						4,587
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Short-Term Investment-Grade Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Bank of America Corp./Baa1	12/20/17	MSCS	16,900	274	1.000	502

Boeing Co./A2	9/20/18	GSCM	4,885	(52)	1.000	72
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	284	1.000	352

Federation of Malaysia/A3	12/20/20	BNPSW	7,565	290	1.000	(70)

Short-Term Investment-Grade Fund

Federation of Malaysia/A3	12/20/20	BNPSW	22,613	883	1.000	(191)
Federation of Malaysia/A3	12/20/20	BOANA	31,090	1,594	1.000	118
Federation of Malaysia/A3	12/20/20	GSCM	6,830	397	1.000	73
Federation of Malaysia/A3	12/20/20	GSCM	8,730	362	1.000	(53)
Federation of Malaysia/A3	12/20/20	JPMC	21,400	858	1.000	(158)
Federation of Malaysia/A3	12/20/20	JPMC	19,515	1,302	1.000	376
Federation of Malaysia/A3	12/20/20	JPMC	9,270	425	1.000	(16)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	7,230	956	1.000	(79)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	33,430	3,758	1.000	(1,026)
Federative Republic of
Brazil/Baa3	12/20/20	BOANA	12,460	1,928	1.000	145
Federative Republic of
Brazil/Baa3	12/20/20	GSCM	13,660	1,859	1.000	(96)
Federative Republic of
Brazil/Baa3	12/20/20	JPMC	26,705	4,198	1.000	377
General Electric Capital
Corp./A1	12/20/19	DBAG	29,290	(507)	1.000	314
Goldman Sachs Group Inc./A3	12/20/17	MSCS	9,760	188	1.000	304
Goldman Sachs Group Inc./A3	3/20/20	BOANA	21,610	(169)	1.000	50
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	9,750	12	1.000	193
Peoples’ Republic of China/Aa3	9/20/20	BNPSW	4,880	32	1.000	30
Peoples’ Republic of China/Aa3	9/20/20	JPMC	24,405	(101)	1.000	(112)
Peoples’ Republic of China/Aa3	12/20/20	GSCM	14,635	155	1.000	110
Peoples’ Republic of China/Aa3	12/20/20	JPMC	7,220	105	1.000	84
Republic of Chile/Aa3	12/20/20	BARC	19,515	443	1.000	217
Republic of Chile/Aa3	12/20/20	BARC	11,525	177	1.000	44
Republic of Chile/Aa3	12/20/20	BNPSW	34,150	202	1.000	(194)
Republic of Chile/Aa3	12/20/20	BNPSW	9,770	123	1.000	10

Short-Term Investment-Grade Fund

Republic of Chile/Aa3	12/20/20	BOANA	9,765	231	1.000	117
Republic of Chile/Aa3	12/20/20	JPMC	9,760	93	1.000	(20)
Republic of Chile/Aa3	12/20/20	JPMC	14,635	303	1.000	134
Republic of Colombia/Baa2	12/20/20	BNPSW	18,645	1,020	1.000	50
Republic of Colombia/Baa2	12/20/20	DBAG	19,135	1,121	1.000	126
Republic of Colombia/Baa2	12/20/20	JPMC	14,255	716	1.000	(25)
Republic of Indonesia/Baa3	12/20/20	BNPSW	7,805	413	1.000	(35)
Republic of Indonesia/Baa3	12/20/20	BOANA	9,030	469	1.000	(49)
Republic of Indonesia/Baa3	12/20/20	JPMC	14,630	1,016	1.000	177
Republic of Indonesia/Baa3	12/20/20	MSCS	21,960	1,253	1.000	(6)
Republic of Indonesia/Baa3	12/20/20	MSCS	2,585	137	1.000	(12)
Republic of Peru/A3	12/20/20	BNPSW	36,690	1,102	1.000	(176)
Republic of Peru/A3	12/20/20	CSFBI	4,880	206	1.000	36
Republic of Peru/A3	12/20/20	JPMC	18,335	811	1.000	172
Republic of Turkey/Baa3	12/20/16	BNPSW	10,740	20	1.000	15
Russian Federation/Ba1	6/20/17	GSCM	16,020	669	1.000	452
Russian Federation/Ba1	6/20/17	GSCM	9,600	400	1.000	270
Russian Federation/Ba1	6/20/17	GSCM	19,540	828	1.000	563
Russian Federation/Ba1	12/20/20	BARC	14,590	1,302	1.000	127
Russian Federation/Ba1	12/20/20	BARC	9,755	1,069	1.000	284
Russian Federation/Ba1	12/20/20	BNPSW	18,600	2,048	1.000	550
Russian Federation/Ba1	12/20/20	DBAG	10,570	1,283	1.000	432
Standard Chartered Bank/Aa2	12/20/20	MSCS	10,627	378	1.000	314
			775,575			4,872

Short-Term Investment-Grade Fund

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	530	(1.000)	(105)
Aetna Inc.	6/20/20	GSCM	19,530	708	(1.000)	34
American International Group
Inc.	6/20/20	BOANA	11,720	200	(1.000)	(79)
American International Group
Inc.	6/20/20	BOANA	11,720	200	(1.000)	(79)
Bank of America Corp.	3/20/20	GSCM	21,610	299	(1.000)	(27)
CMBX-NA-8-AAA	10/17/57	CSFBI	20,175	(933)	(0.500)	(5)
CMBX-NA-8-AAA	10/17/57	CSFBI	80,760	(4,222)	(0.500)	(507)
CMBX-NA-8-AAA	10/17/57	GSCM	80,790	(4,206)	(0.500)	(489)
El Du Pont De Nemours & Co.	9/20/18	BARC	5,200	73	(1.000)	(30)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	5,200	73	(1.000)	(30)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	6,865	119	(1.000)	(17)
El Du Pont De Nemours & Co.	9/20/18	DBAG	5,200	73	(1.000)	(30)
El Du Pont De Nemours & Co.	9/20/18	GSCM	5,200	75	(1.000)	(29)
Federal Express Corp.	12/20/18	GSCM	21,640	210	(1.000)	(317)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(1)	(1.000)	2
Intesa Sanpaolo SpA	6/20/19	DBAG	19,530	1,291	(3.000)	(454)
Intesa Sanpaolo SpA	12/20/19	BARC	14,510	125	(1.000)	(55)
Intesa Sanpaolo SpA	3/20/20	BOANA	18,060	78	(1.000)	(136)
McKesson Corp.	3/20/19	JPMC	18,210	426	(1.000)	(96)
McKesson Corp.	3/20/19	JPMC	18,210	436	(1.000)	(86)
Petroleo Brasileiro SA	6/20/16	MSCS	24,410	(230)	(1.000)	153
PPG Industries Inc.	3/20/18	GSCM	9,760	89	(1.000)	(108)
Republic of Austria	9/20/17	BNPSW	3,800	(98)	(1.000)	(166)
Republic of Korea	9/20/18	JPMC	7,800	41	(1.000)	(125)
United Mexican States	12/20/15	BOANA	3,500	(1)	(1.000)	(5)
United Mexican States	12/20/18	DBAG	4,900	(19)	(1.000)	(21)
United Mexican States	9/20/20	GSCM	24,595	(548)	(1.000)	(84)
United Mexican States	9/20/20	JPMC	19,520	(444)	(1.000)	(75)
United Mexican States	12/20/20	BARC	15,625	(367)	(1.000)	(16)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	515	(1.000)	(89)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	680	(1.000)	40
Wells Fargo & Co.	9/20/20	BOANA	25,940	517	(1.000)	(85)
			586,060			(3,116)
						1,756

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

Short-Term Investment-Grade Fund

BOANA—Bank of America, N.A.

CSFBI—Credit Suisse First Boston International. DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA. JPMC—JP Morgan Chase Bank. MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
				Fixed Interest			Unrealized
			Notional	Rate Received	Floating Interest		Appreciation
	Termination		Amount	(Paid)	Rate Received		(Depreciation)
	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
	11/7/15	LCH	120,000	0.375	(0.194)	2	(187)
	12/15/15	CME	100,000	0.327	(0.196)	2	9
	3/15/16	LCH	150,000	0.579	(0.196)	2	166
	6/1/16	CME	9,500	2.910	(0.324)	1	(168)
	6/1/16	CME	6,075	0.566	(0.324)	1	1
	6/15/16	CME	100,000	0.446	(0.196)	2	65
	11/15/16	LCH	150,000	0.681	(0.196)	2	329
	5/15/17	CME	200,000	0.659	(0.196)	2	158
	11/15/17	LCH	100,000	1.069	(0.196)	2	652
	7/10/18	CME	50,000	(1.380)	0.197	2	(613)
	1/15/19	LCH	200,000	(1.400)	0.196	2	(2,357)
	2/7/19	CME	150,000	(1.220)	0.194	2	(655)
	8/15/19	LCH	175,000	(1.524)	0.196	2	(2,452)
	8/15/20	LCH	400,000	(1.486)	0.196	2	(2,881)
	9/1/23	LCH	25,000	(2.139)	0.193	2	(718)
							(8,651)

	CME—Chicago Mercantile Exchange.
	LCH—London Clearing House.
1	Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2	Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Short-Term Investment-Grade Fund

Over-the-Counter Interest Rate Swaps

			Fixed Interest	Floating Interest	Unrealized
		Notional	Rate Received	Rate Received	Appreciation
Termination		Amount	(Paid)	(Paid)	(Depreciation)
Date	Counterparty	($000)	(%)	(%)	($000)
6/1/16	GSCM	125	0.555	(0.334) 1	—
					—

GSCM—Goldman Sachs Bank USA.
1 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)
USD 5.453%	GBP 5.875%	4/28/17	MSCS	24,528	GBP 14,650	1,921
USD 4.684%	GBP 5.375%	9/28/16	MSCS	23,541	GBP 13,750	2,313
USD 6.653%	EUR 6.375%	4/4/16	MSCS	18,804	EUR 13,675	3,834
USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	1,128
USD 3.221%	EUR 2.125%	12/1/20	BARC	13,998	EUR 10,205	2,635
USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	974
						12,805

BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.
GBP—British pound.

At October 31, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $18,971,000 in connection with open swap contracts and forward currency contracts.

G. At October 31, 2015, the cost of investment securities for tax purposes was $52,406,425,000. Net unrealized depreciation of investment securities for tax purposes was $34,859,000, consisting of unrealized gains of $293,449,000 on securities that had risen in value since their purchase and $328,308,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Investment-Grade Fund

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.8%)
U.S. Government Securities (11.8%)
	United States Treasury Note/Bond	0.875%	1/31/17	8,200	8,236
1	United States Treasury Note/Bond	0.875%	7/15/17	69,000	69,226
	United States Treasury Note/Bond	0.625%	8/31/17	30,750	30,702
	United States Treasury Note/Bond	0.625%	9/30/17	29,700	29,640
	United States Treasury Note/Bond	1.875%	9/30/17	12,500	12,768
	United States Treasury Note/Bond	2.250%	11/30/17	56,500	58,186
	United States Treasury Note/Bond	1.000%	2/15/18	22,250	22,312
	United States Treasury Note/Bond	0.750%	4/15/18	115,600	115,131
	United States Treasury Note/Bond	1.000%	5/31/18	77,500	77,573
	United States Treasury Note/Bond	0.875%	7/15/18	2,000	1,994
	United States Treasury Note/Bond	1.375%	7/31/18	4,000	4,042
	United States Treasury Note/Bond	1.000%	8/15/18	2,050	2,050
	United States Treasury Note/Bond	1.500%	3/31/19	2,500	2,527
	United States Treasury Note/Bond	3.125%	5/15/19	21,000	22,365
	United States Treasury Note/Bond	0.875%	7/31/19	66,100	65,067
	United States Treasury Note/Bond	1.000%	9/30/19	30,500	30,100
	United States Treasury Note/Bond	1.000%	11/30/19	5,000	4,923
	United States Treasury Note/Bond	1.250%	1/31/20	6,350	6,305
	United States Treasury Note/Bond	1.375%	3/31/20	700	698
	United States Treasury Note/Bond	1.125%	4/30/20	41,000	40,410
	United States Treasury Note/Bond	1.375%	4/30/20	60	60
	United States Treasury Note/Bond	1.625%	6/30/20	1,400	1,408
					605,723
Agency Bonds and Notes (76.9%)
2	AID-Jordan	2.578%	6/30/22	33,500	34,267
2	AID-Tunisia	2.452%	7/24/21	5,400	5,569
2	AID-Ukraine	1.847%	5/29/20	33,000	33,467
3	Federal Farm Credit Banks	1.110%	2/20/18	14,000	14,060
3	Federal Home Loan Banks	2.000%	9/9/16	8,420	8,533
3	Federal Home Loan Banks	0.500%	9/28/16	99,000	99,064
3	Federal Home Loan Banks	0.625%	11/23/16	144,000	144,238
3	Federal Home Loan Banks	1.625%	12/9/16	15,500	15,695
3	Federal Home Loan Banks	4.750%	12/16/16	21,500	22,526
3	Federal Home Loan Banks	0.875%	3/10/17	8,500	8,528
3	Federal Home Loan Banks	0.625%	5/30/17	23,250	23,218
3	Federal Home Loan Banks	0.750%	8/28/17	110,100	110,076
3	Federal Home Loan Banks	0.625%	10/26/17	50,000	49,816
3	Federal Home Loan Banks	1.375%	3/9/18	75,700	76,478
3	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,155
4	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	87,000	87,368
4	Federal Home Loan Mortgage Corp.	0.500%	1/27/17	127,600	127,549
4	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	14,500	15,315
4	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	88,500	88,825
4	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	276,800	278,203
[4,5] Federal Home Loan Mortgage Corp.		0.875%	6/16/17	40,000	40,035
4	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	32,700	32,710
4	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	145,250	145,819
4	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	75,000	81,440

4	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	175,050	174,509
[4,5] Federal Home Loan Mortgage Corp.		1.250%	5/25/18	50,000	50,027
4	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	16,000	17,584
[4,5] Federal Home Loan Mortgage Corp.		1.200%	10/29/18	75,000	74,672
4	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	100,000	101,615
4	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	122,250	121,430
4	Federal National Mortgage Assn.	1.375%	11/15/16	30,000	30,281
4	Federal National Mortgage Assn.	1.250%	1/30/17	61,500	62,031
4	Federal National Mortgage Assn.	5.000%	2/13/17	23,500	24,819
4	Federal National Mortgage Assn.	1.125%	4/27/17	55,150	55,518
4	Federal National Mortgage Assn.	5.000%	5/11/17	94,500	100,649
[4,5] Federal National Mortgage Assn.		2.000%	5/16/17	80,000	80,688
4	Federal National Mortgage Assn.	5.375%	6/12/17	17,800	19,124
[4,5] Federal National Mortgage Assn.		2.000%	9/26/17	100,000	101,181
4	Federal National Mortgage Assn.	1.000%	9/27/17	35,750	35,897
[4,5] Federal National Mortgage Assn.		1.070%	9/27/17	27,000	26,986
[4,5] Federal National Mortgage Assn.		2.000%	10/17/17	100,000	101,341
4	Federal National Mortgage Assn.	0.875%	10/26/17	26,400	26,432
4	Federal National Mortgage Assn.	1.000%	11/28/17	20,500	20,554
4	Federal National Mortgage Assn.	0.875%	12/20/17	6,000	6,000
[4,5] Federal National Mortgage Assn.		1.050%	4/13/18	50,000	49,946
[4,5] Federal National Mortgage Assn.		1.350%	8/13/18	70,000	69,705
[4,5] Federal National Mortgage Assn.		1.250%	9/27/18	10,000	10,049
4	Federal National Mortgage Assn.	1.125%	10/19/18	92,800	92,903
4	Federal National Mortgage Assn.	1.125%	12/14/18	230,650	230,357
4	Federal National Mortgage Assn.	1.875%	2/19/19	108,000	110,291
4	Federal National Mortgage Assn.	1.750%	6/20/19	94,000	95,440
4	Federal National Mortgage Assn.	1.750%	9/12/19	30,750	31,157
4	Federal National Mortgage Assn.	0.000%	10/9/19	130,000	120,793
4	Federal National Mortgage Assn.	1.750%	11/26/19	35,500	35,912
4	Federal National Mortgage Assn.	1.625%	1/21/20	37,500	37,714
4	Federal National Mortgage Assn.	1.500%	6/22/20	25,000	24,916
4	Federal National Mortgage Assn.	1.500%	11/30/20	130,500	129,393
	Financing Corp.	0.000%	10/6/17	42,394	41,657
	Financing Corp.	0.000%	11/30/17	1,905	1,868
	Financing Corp.	0.000%	11/30/17	5,845	5,730
	Financing Corp.	0.000%	5/11/18	78,000	75,761
					3,957,884
Conventional Mortgage-Backed Securities (12.1%)
[4,5]	Fannie Mae Pool	2.000%	10/1/27–7/1/28	10,413	10,370
[4,5]	Fannie Mae Pool	2.500%	12/1/27–11/1/30	88,845	90,566
[4,5]	Fannie Mae Pool	3.000%	12/1/20–7/1/30	92,818	96,731
[4,5,6]Fannie Mae Pool		3.500%	8/1/20–11/1/45	159,402	167,008
[4,5]	Fannie Mae Pool	4.000%	6/1/18–12/1/28	27,379	28,934
[4,5]	Fannie Mae Pool	4.500%	1/1/18–10/1/25	12,628	13,087
[4,5]	Fannie Mae Pool	5.000%	1/1/16–6/1/25	9,911	10,287
[4,5]	Fannie Mae Pool	5.500%	3/1/16–1/1/25	5,093	5,297
[4,5]	Fannie Mae Pool	6.000%	4/1/17–5/1/24	440	457
[4,5]	Fannie Mae Pool	6.500%	8/1/16–9/1/16	330	335
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	10,120	10,051
[4,5,6]Freddie Mac Gold Pool		2.500%	6/1/22–11/1/30	62,554	63,647
[4,5,6]Freddie Mac Gold Pool		3.000%	11/1/29–11/1/30	60,278	62,734
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	25,328	26,791
[4,5]	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	18,359	19,259
[4,5] Freddie Mac Gold Pool		4.500%	5/1/18–9/1/26	10,741	11,219
[4,5] Freddie Mac Gold Pool		5.000%	6/1/17–6/1/25	5,336	5,553
[4,5] Freddie Mac Gold Pool		5.500%	1/1/16–9/1/21	121	128

[4,5] Freddie Mac Gold Pool	6.000%	10/1/18	51	52
				622,506
Total U.S. Government and Agency Obligations (Cost $5,180,022)				5,186,113
Temporary Cash Investment (4.6%)
			Shares
Money Market Fund (4.6%)
7 Vanguard Market Liquidity Fund (Cost
$234,793)	0.207%		234,792,791	234,793
Options on Futures Purchased (0.0%)		Expiration Date	Contracts
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	500	344
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/03/15	1,000	15
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	390	195
Total Options on Futures Purchased (Cost $605)				554
Total Investments (105.4%) (Cost $5,415,420)				5,421,460
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	76	(6)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	127	(6)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	67	(13)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	68	(21)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	127	(95)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	34	(14)
Total Liability for Options Written (Premiums received $161)				(155)
Other Assets and Liabilities-Net (-5.4%)				(278,736)
Net Assets (100%)				5,142,569

1	Securities with a value of $301,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2015.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-

Short-Term Federal Fund

adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,186,113	—
Temporary Cash Investments	234,793	—	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(205)	—	—
Options on Futures Purchased	554	—	—
Liability for Options Written	(155)	—	—
Total	235,066	5,186,113	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to

Short-Term Federal Fund

changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2015	604	132,068	(187)
5-Year U.S. Treasury Note	December 2015	(486)	(58,210)	414
30-Year U.S. Treasury Bond	December 2015	(295)	(46,149)	271
Ultra Long Treasury Bond	December 2015	43	6,869	19
10-Year U.S. Treasury Note	December 2015	5	638	(1)
				516

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2015, the cost of investment securities for tax purposes was $5,414,833,000. Net unrealized appreciation of investment securities for tax purposes was $6,073,000, consisting of unrealized gains of $12,594,000 on securities that had risen in value since their purchase and $6,521,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.2%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	2.000%	8/15/25	7,300	7,206
United States Treasury Note/Bond	6.000%	2/15/26	27,500	37,249
United States Treasury Note/Bond	6.750%	8/15/26	13,000	18,706
United States Treasury Note/Bond	6.500%	11/15/26	18,000	25,565
United States Treasury Note/Bond	6.625%	2/15/27	12,000	17,269
United States Treasury Note/Bond	6.375%	8/15/27	14,000	19,965
United States Treasury Note/Bond	6.125%	11/15/27	15,000	21,073
United States Treasury Note/Bond	5.500%	8/15/28	21,800	29,396
United States Treasury Note/Bond	5.250%	11/15/28	43,250	57,239
United States Treasury Note/Bond	5.250%	2/15/29	21,400	28,398
United States Treasury Note/Bond	6.125%	8/15/29	18,000	25,878
United States Treasury Note/Bond	6.250%	5/15/30	17,400	25,562
United States Treasury Note/Bond	5.375%	2/15/31	55,000	75,591
United States Treasury Note/Bond	4.500%	2/15/36	52,400	68,161
United States Treasury Note/Bond	4.750%	2/15/37	14,400	19,379
United States Treasury Note/Bond	5.000%	5/15/37	15,700	21,835
United States Treasury Note/Bond	4.375%	2/15/38	22,000	28,167
United States Treasury Note/Bond	4.500%	5/15/38	24,500	31,915
United States Treasury Note/Bond	3.500%	2/15/39	49,300	55,401
United States Treasury Note/Bond	4.250%	5/15/39	60,366	75,703
United States Treasury Note/Bond	4.500%	8/15/39	43,100	56,010
United States Treasury Note/Bond	4.375%	11/15/39	44,500	56,807
United States Treasury Note/Bond	4.625%	2/15/40	61,150	80,861
United States Treasury Note/Bond	4.375%	5/15/40	61,449	78,443
United States Treasury Note/Bond	3.875%	8/15/40	63,300	74,991
United States Treasury Note/Bond	4.250%	11/15/40	58,100	72,843
United States Treasury Note/Bond	4.750%	2/15/41	65,400	88,177
United States Treasury Note/Bond	4.375%	5/15/41	51,500	66,017
United States Treasury Note/Bond	3.750%	8/15/41	56,200	65,561
United States Treasury Note/Bond	3.125%	11/15/41	49,450	51,892
United States Treasury Note/Bond	3.125%	2/15/42	59,000	61,867
United States Treasury Note/Bond	3.000%	5/15/42	47,100	48,115
United States Treasury Note/Bond	2.750%	8/15/42	82,050	79,602
United States Treasury Note/Bond	2.750%	11/15/42	101,800	98,555
United States Treasury Note/Bond	3.125%	2/15/43	102,700	106,936
1 United States Treasury Note/Bond	2.875%	5/15/43	158,897	157,383
United States Treasury Note/Bond	3.625%	8/15/43	106,000	121,320
United States Treasury Note/Bond	3.750%	11/15/43	137,300	160,683
United States Treasury Note/Bond	3.625%	2/15/44	144,700	165,433
United States Treasury Note/Bond	3.375%	5/15/44	127,850	139,396
United States Treasury Note/Bond	3.125%	8/15/44	144,900	150,538
United States Treasury Note/Bond	3.000%	11/15/44	145,900	147,792
United States Treasury Note/Bond	2.500%	2/15/45	146,300	133,475
United States Treasury Note/Bond	3.000%	5/15/45	146,200	148,165
United States Treasury Note/Bond	2.875%	8/15/45	148,800	147,266
				3,247,786
Conventional Mortgage-Backed Securities (2.1%)
2,3,4Fannie Mae Pool	3.500%	11/1/45	64,500	67,120

[2,3] Fannie Mae Pool	6.000%	2/1/26–11/1/28	25	28
				67,148
Total U.S. Government and Agency Obligations (Cost $3,106,013)				3,314,934
Temporary Cash Investment (0.3%)
			Shares
Money Market Fund (0.3%)
5 Vanguard Market Liquidity Fund (Cost
$8,932)	0.207%		8,932,000	8,932
Total Investments (101.5%) (Cost $3,114,945)				3,323,866

Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	48	(4)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	81	(4)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	22	(9)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	43	(8)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	43	(13)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	71	(35)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	81	(61)
Total Liability for Options Written (Premiums received $123)				(134)
Other Assets and Liabilities-Net (-1.5%)				(47,621)
Net Assets (100%)				3,276,111

1	Securities with a value of $1,090,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2015.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Treasury Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,314,934	—
Temporary Cash Investments	8,932	—	—
Liability for Option Contracts Written	(134)	—	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	8,835	3,314,934	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a

Long-Term Treasury Fund

regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2015	204	26,048	(13)
2-Year U.S. Treasury Note	December 2015	(84)	(18,367)	22
30-Year U.S. Treasury Bond	December 2015	(78)	(12,202)	(11)
Ultra Long U.S. Treasury Bond	December 2015	(31)	(4,952)	(1)
5-Year U.S. Treasury Note	December 2015	20	2,395	(1)
				(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2015, the cost of investment securities for tax purposes was $3,121,092,000. Net unrealized appreciation of investment securities for tax purposes was $202,774,000, consisting of unrealized gains of $217,875,000 on securities that had risen in value since their purchase and $15,101,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.2%)
U.S. Government Securities (98.2%)
United States Treasury Note/Bond	2.000%	4/30/16	40,000	40,338
United States Treasury Note/Bond	0.500%	9/30/16	57,000	57,027
United States Treasury Note/Bond	1.000%	9/30/16	76,000	76,380
United States Treasury Note/Bond	0.375%	10/31/16	25,000	24,980
United States Treasury Note/Bond	1.000%	10/31/16	47,000	47,250
United States Treasury Note/Bond	3.125%	10/31/16	56,000	57,461
United States Treasury Note/Bond	4.625%	11/15/16	13,000	13,553
United States Treasury Note/Bond	7.500%	11/15/16	20,000	21,438
1 United States Treasury Note/Bond	0.500%	11/30/16	66,000	66,011
United States Treasury Note/Bond	0.875%	11/30/16	65,000	65,264
United States Treasury Note/Bond	2.750%	11/30/16	50,000	51,211
United States Treasury Note/Bond	0.625%	12/15/16	78,000	78,097
United States Treasury Note/Bond	0.625%	12/31/16	115,000	115,162
United States Treasury Note/Bond	0.875%	12/31/16	110,000	110,482
United States Treasury Note/Bond	3.250%	12/31/16	58,000	59,840
United States Treasury Note/Bond	0.750%	1/15/17	73,000	73,205
United States Treasury Note/Bond	0.500%	1/31/17	90,000	89,972
United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,482
United States Treasury Note/Bond	3.125%	1/31/17	65,000	67,082
United States Treasury Note/Bond	0.625%	2/15/17	111,700	111,805
United States Treasury Note/Bond	4.625%	2/15/17	35,000	36,810
United States Treasury Note/Bond	0.500%	2/28/17	70,000	69,934
United States Treasury Note/Bond	0.875%	2/28/17	116,000	116,490
United States Treasury Note/Bond	3.000%	2/28/17	50,000	51,609
United States Treasury Note/Bond	0.750%	3/15/17	100,000	100,234
United States Treasury Note/Bond	0.500%	3/31/17	97,000	96,894
United States Treasury Note/Bond	1.000%	3/31/17	78,000	78,451
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,335
United States Treasury Note/Bond	0.875%	4/15/17	80,000	80,300
United States Treasury Note/Bond	0.500%	4/30/17	70,000	69,880
United States Treasury Note/Bond	0.875%	4/30/17	55,000	55,215
United States Treasury Note/Bond	0.875%	5/15/17	95,000	95,356
United States Treasury Note/Bond	4.500%	5/15/17	28,000	29,654
United States Treasury Note/Bond	0.625%	5/31/17	159,800	159,750
United States Treasury Note/Bond	2.750%	5/31/17	46,000	47,517
United States Treasury Note/Bond	0.875%	6/15/17	76,000	76,285
United States Treasury Note/Bond	0.625%	6/30/17	30,000	29,986
United States Treasury Note/Bond	0.750%	6/30/17	106,000	106,149
United States Treasury Note/Bond	2.500%	6/30/17	50,000	51,500
United States Treasury Note/Bond	0.875%	7/15/17	89,000	89,292
United States Treasury Note/Bond	2.375%	7/31/17	61,000	62,773
United States Treasury Note/Bond	0.875%	8/15/17	51,000	51,151
United States Treasury Note/Bond	0.625%	8/31/17	218,000	217,660
United States Treasury Note/Bond	1.875%	8/31/17	66,500	67,882
United States Treasury Note/Bond	1.000%	9/15/17	32,000	32,160
United States Treasury Note/Bond	0.625%	9/30/17	29,000	28,941
United States Treasury Note/Bond	1.875%	9/30/17	110,000	112,355
United States Treasury Note/Bond	0.875%	10/15/17	59,000	59,138
United States Treasury Note/Bond	0.750%	10/31/17	77,000	76,976

United States Treasury Note/Bond	1.875%	10/31/17	134,850	137,801
United States Treasury Note/Bond	0.875%	11/15/17	100,000	100,156
United States Treasury Note/Bond	4.250%	11/15/17	20,000	21,394
United States Treasury Note/Bond	0.625%	11/30/17	96,000	95,640
United States Treasury Note/Bond	2.250%	11/30/17	50,000	51,492
United States Treasury Note/Bond	1.000%	12/15/17	41,000	41,160
United States Treasury Note/Bond	0.750%	12/31/17	39,000	38,939
United States Treasury Note/Bond	2.750%	12/31/17	75,000	78,094
United States Treasury Note/Bond	0.875%	1/15/18	105,000	105,065
United States Treasury Note/Bond	0.875%	1/31/18	100,000	100,062
United States Treasury Note/Bond	2.625%	1/31/18	82,000	85,229
United States Treasury Note/Bond	1.000%	2/15/18	105,000	105,295
United States Treasury Note/Bond	3.500%	2/15/18	52,000	55,088
United States Treasury Note/Bond	0.750%	2/28/18	110,000	109,657
United States Treasury Note/Bond	2.750%	2/28/18	52,000	54,234
United States Treasury Note/Bond	1.000%	3/15/18	57,000	57,142
United States Treasury Note/Bond	0.750%	3/31/18	64,000	63,770
United States Treasury Note/Bond	2.875%	3/31/18	45,000	47,130
United States Treasury Note/Bond	0.750%	4/15/18	88,500	88,141
United States Treasury Note/Bond	0.625%	4/30/18	108,000	107,190
United States Treasury Note/Bond	1.000%	5/15/18	75,000	75,106
United States Treasury Note/Bond	1.000%	5/31/18	91,000	91,086
United States Treasury Note/Bond	1.125%	6/15/18	127,500	128,018
United States Treasury Note/Bond	1.375%	6/30/18	54,817	55,399
United States Treasury Note/Bond	2.375%	6/30/18	32,000	33,180
United States Treasury Note/Bond	0.875%	7/15/18	92,000	91,727
United States Treasury Note/Bond	1.000%	8/15/18	82,500	82,487
United States Treasury Note/Bond	1.000%	9/15/18	94,000	93,927
United States Treasury Note/Bond	0.875%	10/15/18	15,000	14,930
United States Treasury Note/Bond	1.250%	10/31/18	41,000	41,237
United States Treasury Note/Bond	1.750%	10/31/18	9,000	9,186
United States Treasury Note/Bond	1.250%	11/30/18	28,000	28,140
United States Treasury Note/Bond	1.375%	11/30/18	11,000	11,100
United States Treasury Note/Bond	1.375%	12/31/18	13,000	13,104
United States Treasury Note/Bond	1.500%	12/31/18	82,000	82,974
United States Treasury Note/Bond	1.250%	1/31/19	17,000	17,058
United States Treasury Note/Bond	1.500%	1/31/19	83,000	83,947
United States Treasury Note/Bond	2.750%	2/15/19	20,000	21,028
United States Treasury Note/Bond	1.375%	2/28/19	18,000	18,121
United States Treasury Note/Bond	1.500%	2/28/19	28,000	28,297
United States Treasury Note/Bond	1.500%	3/31/19	15,000	15,159
United States Treasury Note/Bond	1.625%	3/31/19	27,500	27,891
United States Treasury Note/Bond	1.250%	4/30/19	15,000	15,016
United States Treasury Note/Bond	1.625%	4/30/19	26,200	26,560
United States Treasury Note/Bond	3.125%	5/15/19	30,000	31,950
United States Treasury Note/Bond	1.125%	5/31/19	14,000	13,941
United States Treasury Note/Bond	1.500%	5/31/19	23,600	23,807
United States Treasury Note/Bond	1.000%	6/30/19	15,000	14,859
United States Treasury Note/Bond	1.625%	6/30/19	37,000	37,462
United States Treasury Note/Bond	0.875%	7/31/19	34,000	33,469
United States Treasury Note/Bond	1.625%	7/31/19	26,000	26,309
United States Treasury Note/Bond	1.000%	8/31/19	27,000	26,679
United States Treasury Note/Bond	1.625%	8/31/19	27,500	27,818
United States Treasury Note/Bond	1.000%	9/30/19	36,000	35,528
United States Treasury Note/Bond	1.750%	9/30/19	40,000	40,631
United States Treasury Note/Bond	1.250%	10/31/19	14,000	13,950
United States Treasury Note/Bond	1.000%	11/30/19	27,000	26,587

United States Treasury Note/Bond	1.125%	12/31/19	12,000	11,865
United States Treasury Note/Bond	1.625%	12/31/19	30,000	30,267
United States Treasury Note/Bond	1.250%	1/31/20	30,000	29,789
United States Treasury Note/Bond	1.375%	1/31/20	20,000	19,959
United States Treasury Note/Bond	1.125%	3/31/20	13,000	12,819
United States Treasury Note/Bond	1.375%	3/31/20	77,000	76,735
United States Treasury Note/Bond	1.375%	4/30/20	99,000	98,598
United States Treasury Note/Bond	3.500%	5/15/20	30,000	32,630
United States Treasury Note/Bond	1.625%	6/30/20	28,700	28,870
United States Treasury Note/Bond	1.875%	6/30/20	54,000	54,928
United States Treasury Note/Bond	1.625%	7/31/20	25,000	25,140
United States Treasury Note/Bond	2.000%	7/31/20	51,000	52,132
United States Treasury Note/Bond	1.375%	8/31/20	34,000	33,819
United States Treasury Note/Bond	1.375%	9/30/20	20,000	19,866
United States Treasury Note/Bond	1.750%	10/31/20	64,600	65,185
				7,089,666
Agency Notes (1.0%)
Financing Corp.	0.000%	5/11/18	72,000	69,934
				69,934
Conventional Mortgage-Backed Securities (2.0%)
[2,3,4]Fannie Mae Pool	3.500%	11/1/45	141,000	146,727
[2,3] Fannie Mae Pool	7.000%	2/1/16–3/1/16	10	10
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	154	175
[2,3] Freddie Mac Gold Pool	7.000%	1/1/16	1	1
				146,913
Total U.S. Government and Agency Obligations (Cost $7,291,042)				7,306,513
Temporary Cash Investment (0.1%)
			Shares
Money Market Fund (0.1%)
5 Vanguard Market Liquidity Fund (Cost $7,143)	0.207%		7,143,464	7,143

Total Investments (101.3%) (Cost $7,298,185)				7,313,656
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	107	(8)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	178	(8)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	96	(18)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	95	(30)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	154	(77)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	178	(133)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	48	(20)
Total Liability for Options Written (Premiums received $270)				(294)
Other Assets and Liabilities-Net (-1.3%)				(90,398)
Net Assets (100%)				7,222,964

1	Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2015.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Short-Term Treasury Fund

U.S. Government and Agency Obligations	—	7,306,513	—
Temporary Cash Investments	7,143	—	—
Futures Contracts—Assets[1]	279	—	—
Futures Contracts—Liabilities[1]	(326)	—	—
Liability for Options Written	(294)	—	—
Total	6,802	7,306,513	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2015	417	91,180	(7)
5-Year U.S. Treasury Note	December 2015	713	85,398	(168)
10-Year U.S. Treasury Note	December 2015	409	52,224	(16)
30-Year U.S. Treasury Bond	December 2015	(171)	(26,751)	(25)
Ultra Long U.S. Treasury Bond	December 2015	(47)	(7,508)	(10)

Short-Term Treasury Fund

(226)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2015, the cost of investment securities for tax purposes was $7,298,723,000. Net unrealized appreciation of investment securities for tax purposes was $14,933,000, consisting of unrealized gains of $17,535,000 on securities that had risen in value since their purchase and $2,602,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.5%)
U.S. Government Securities (99.4%)
	United States Treasury Note/Bond	1.875%	9/30/17	10,000	10,214
	United States Treasury Note/Bond	1.375%	9/30/18	1,000	1,010
	United States Treasury Note/Bond	1.250%	11/30/18	50,000	50,250
	United States Treasury Note/Bond	1.375%	11/30/18	13,000	13,118
	United States Treasury Note/Bond	1.375%	12/31/18	10,000	10,080
1	United States Treasury Note/Bond	1.500%	12/31/18	38,000	38,451
	United States Treasury Note/Bond	1.250%	1/31/19	41,000	41,141
	United States Treasury Note/Bond	1.500%	1/31/19	52,000	52,593
	United States Treasury Note/Bond	2.750%	2/15/19	50,000	52,571
	United States Treasury Note/Bond	1.375%	2/28/19	45,000	45,302
	United States Treasury Note/Bond	1.500%	2/28/19	91,000	91,966
	United States Treasury Note/Bond	1.500%	3/31/19	20,000	20,212
	United States Treasury Note/Bond	1.625%	3/31/19	59,000	59,839
	United States Treasury Note/Bond	1.625%	4/30/19	75,000	76,031
	United States Treasury Note/Bond	1.125%	5/31/19	78,000	77,671
	United States Treasury Note/Bond	1.500%	5/31/19	54,000	54,473
	United States Treasury Note/Bond	1.625%	6/30/19	75,000	75,938
	United States Treasury Note/Bond	0.875%	7/31/19	58,000	57,094
	United States Treasury Note/Bond	1.625%	7/31/19	55,000	55,653
	United States Treasury Note/Bond	3.625%	8/15/19	18,000	19,538
	United States Treasury Note/Bond	1.000%	8/31/19	72,000	71,145
	United States Treasury Note/Bond	1.625%	8/31/19	7,000	7,081
	United States Treasury Note/Bond	1.000%	9/30/19	127,000	125,334
	United States Treasury Note/Bond	1.750%	9/30/19	105,000	106,657
	United States Treasury Note/Bond	1.250%	10/31/19	17,000	16,939
	United States Treasury Note/Bond	1.500%	10/31/19	68,000	68,361
	United States Treasury Note/Bond	3.375%	11/15/19	56,000	60,410
	United States Treasury Note/Bond	1.000%	11/30/19	40,000	39,388
	United States Treasury Note/Bond	1.500%	11/30/19	87,000	87,408
	United States Treasury Note/Bond	1.125%	12/31/19	58,000	57,348
	United States Treasury Note/Bond	1.625%	12/31/19	53,000	53,472
	United States Treasury Note/Bond	1.250%	1/31/20	60,000	59,578
	United States Treasury Note/Bond	1.375%	1/31/20	43,000	42,913
	United States Treasury Note/Bond	3.625%	2/15/20	56,000	61,093
	United States Treasury Note/Bond	1.250%	2/29/20	81,000	80,342
	United States Treasury Note/Bond	1.375%	2/29/20	49,000	48,901
	United States Treasury Note/Bond	1.125%	3/31/20	51,000	50,291
	United States Treasury Note/Bond	1.375%	3/31/20	62,000	61,787
	United States Treasury Note/Bond	1.125%	4/30/20	53,000	52,238
	United States Treasury Note/Bond	1.375%	4/30/20	52,000	51,789
	United States Treasury Note/Bond	3.500%	5/15/20	5,000	5,438
	United States Treasury Note/Bond	1.375%	5/31/20	42,000	41,790
	United States Treasury Note/Bond	1.500%	5/31/20	62,000	62,117
	United States Treasury Note/Bond	1.625%	6/30/20	60,850	61,211
	United States Treasury Note/Bond	1.875%	6/30/20	37,000	37,636
	United States Treasury Note/Bond	1.625%	7/31/20	52,000	52,292
	United States Treasury Note/Bond	2.000%	7/31/20	13,000	13,289
	United States Treasury Note/Bond	2.625%	8/15/20	70,500	74,047
	United States Treasury Note/Bond	1.375%	8/31/20	74,000	73,607

United States Treasury Note/Bond	2.125%	8/31/20	48,000	49,320
United States Treasury Note/Bond	1.375%	9/30/20	19,000	18,872
United States Treasury Note/Bond	2.000%	9/30/20	15,500	15,839
United States Treasury Note/Bond	1.750%	10/31/20	85,800	86,577
United States Treasury Note/Bond	2.625%	11/15/20	219,000	229,950
United States Treasury Note/Bond	2.000%	11/30/20	44,500	45,411
United States Treasury Note/Bond	2.375%	12/31/20	2,500	2,597
United States Treasury Note/Bond	2.125%	1/31/21	44,000	45,134
United States Treasury Note/Bond	3.625%	2/15/21	40,000	44,038
United States Treasury Note/Bond	2.000%	2/28/21	61,300	62,478
United States Treasury Note/Bond	2.250%	3/31/21	48,000	49,515
United States Treasury Note/Bond	2.250%	4/30/21	15,500	15,984
United States Treasury Note/Bond	3.125%	5/15/21	42,000	45,196
United States Treasury Note/Bond	2.000%	5/31/21	48,000	48,825
United States Treasury Note/Bond	2.125%	6/30/21	39,000	39,914
United States Treasury Note/Bond	2.250%	7/31/21	50,000	51,508
United States Treasury Note/Bond	2.125%	8/15/21	122,500	125,180
United States Treasury Note/Bond	2.000%	8/31/21	4,000	4,059
United States Treasury Note/Bond	2.125%	9/30/21	39,500	40,327
United States Treasury Note/Bond	2.000%	10/31/21	54,000	54,709
United States Treasury Note/Bond	2.000%	11/15/21	97,000	98,273
United States Treasury Note/Bond	1.875%	11/30/21	55,000	55,284
United States Treasury Note/Bond	2.125%	12/31/21	67,500	68,787
United States Treasury Note/Bond	1.500%	1/31/22	65,000	63,781
United States Treasury Note/Bond	2.000%	2/15/22	50,000	50,594
United States Treasury Note/Bond	1.750%	2/28/22	70,050	69,721
United States Treasury Note/Bond	1.750%	3/31/22	59,000	58,668
United States Treasury Note/Bond	1.750%	4/30/22	90,000	89,438
United States Treasury Note/Bond	1.750%	5/15/22	59,000	58,613
United States Treasury Note/Bond	1.875%	5/31/22	63,000	63,069
United States Treasury Note/Bond	2.125%	6/30/22	53,000	53,886
United States Treasury Note/Bond	2.000%	7/31/22	53,000	53,430
United States Treasury Note/Bond	1.625%	8/15/22	41,000	40,346
United States Treasury Note/Bond	1.875%	8/31/22	57,500	57,482
United States Treasury Note/Bond	1.750%	9/30/22	44,000	43,608
United States Treasury Note/Bond	1.875%	10/31/22	39,000	38,970
United States Treasury Note/Bond	1.625%	11/15/22	62,000	60,886
United States Treasury Note/Bond	2.000%	2/15/23	92,000	92,517
United States Treasury Note/Bond	1.750%	5/15/23	102,100	100,505
United States Treasury Note/Bond	2.500%	8/15/23	82,400	85,516
United States Treasury Note/Bond	2.750%	11/15/23	70,500	74,444
United States Treasury Note/Bond	2.750%	2/15/24	91,000	95,977
United States Treasury Note/Bond	2.500%	5/15/24	117,000	120,949
United States Treasury Note/Bond	2.375%	8/15/24	130,500	133,436
United States Treasury Note/Bond	2.250%	11/15/24	121,500	122,829
United States Treasury Note/Bond	7.500%	11/15/24	5,000	7,241
United States Treasury Note/Bond	2.000%	2/15/25	132,500	131,009
United States Treasury Note/Bond	2.125%	5/15/25	138,100	137,840
United States Treasury Note/Bond	2.000%	8/15/25	108,500	107,110
				5,836,689
Conventional Mortgage-Backed Securities (2.1%)
[2,3,4]Fannie Mae Pool	3.500%	11/1/45	116,500	121,232
[2,3] Freddie Mac Gold Pool	7.000%	12/1/15–3/1/16	2	2
				121,234
Total U.S. Government and Agency Obligations (Cost $5,884,337)				5,957,923

Temporary Cash Investment (0.7%)
			Shares
Money Market Fund (0.7%)
5 Vanguard Market Liquidity Fund (Cost
$40,102)	0.207%		40,101,538	40,102
Total Investments (102.2%) (Cost $5,924,439)				5,998,025
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	88	(7)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	147	(7)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	40	(16)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	80	(15)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	78	(25)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	128	(64)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	147	(110)
Total Liability for Options Written (Premiums received $224)				(244)
Other Assets and Liabilities-Net (-2.2%)				(129,663)
Net Assets (100%)				5,868,118

1	Securities with a value of $1,315,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2015.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-

Intermediate-Term Treasury Fund

delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,957,923	—
Temporary Cash Investments	40,102	—	—
Futures Contracts—Assets[1]	230	—	—
Futures Contracts—Liabilities[1]	(255)	—	—
Liability for Options Written	(244)	—	—
Total	39,833	5,957,923	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and

Intermediate-Term Treasury Fund

requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2015	348	44,435	(15)
2-Year U.S. Treasury Note	December 2015	(151)	(33,017)	40
30-Year U.S. Treasury Bond	December 2015	(142)	(22,214)	(20)
Ultra Long U.S. Treasury Bond	December 2015	(40)	(6,390)	(9)
5-Year U.S. Treasury Note	December 2015	43	5,150	(2)
				(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2015, the cost of investment securities for tax purposes was $5,934,983,000. Net unrealized appreciation of investment securities for tax purposes was $63,042,000, consisting of unrealized gains of $69,549,000 on securities that had risen in value since their purchase and $6,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.9%)
U.S. Government Securities (2.0%)
	United States Treasury Note/Bond	1.000%	8/31/16	177,750	178,584
	United States Treasury Note/Bond	0.875%	11/30/16	169,570	170,258
	United States Treasury Bill	0.026%	12/31/15	179,005	178,991

	United States Treasury Note/Bond	0.375%	5/31/16	170,920	170,973
Total U.S. Government and Agency Obligations (Cost $698,860)					698806
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $55,524)	5.500%	4/1/23	55,636	57,583

Corporate Bonds (93.0%)
Finance (13.3%)
	Banking (2.9%)
[1,2] Credit Suisse Group AG		6.250%	12/29/49	116,200	115,329
2	HSBC Holdings plc	5.625%	12/29/49	35,775	35,811
2	HSBC Holdings plc	6.375%	12/29/49	71,525	70,810
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	124,756
	Royal Bank of Scotland Group plc	6.000%	12/19/23	21,835	23,693
	Royal Bank of Scotland Group plc	5.125%	5/28/24	15,710	16,114
2	Royal Bank of Scotland Group plc	8.000%	12/29/49	15,340	16,030
[1,2] Societe Generale SA		6.000%	10/27/49	61,835	58,743
	UBS AG	7.625%	8/17/22	55,150	63,815

	Finance Companies (8.1%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	47,800	48,398
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	57,835	58,847
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	22,830	23,886
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	18,925	19,374
	Aircastle Ltd.	6.250%	12/1/19	11,530	12,654
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,072
	Aircastle Ltd.	5.500%	2/15/22	25,900	27,325
	CIT Group Inc.	5.250%	3/15/18	102,005	107,105
1	CIT Group Inc.	6.625%	4/1/18	120,655	130,006
1	CIT Group Inc.	5.500%	2/15/19	63,830	67,819
	CIT Group Inc.	3.875%	2/19/19	33,380	33,797
	CIT Group Inc.	5.375%	5/15/20	98,370	105,994
	CIT Group Inc.	5.000%	8/15/22	96,680	101,756
	Homer City Generation LP	8.734%	10/1/26	118,179	116,998
	International Lease Finance Corp.	8.750%	3/15/17	20,970	22,752
	International Lease Finance Corp.	3.875%	4/15/18	38,110	38,682
	International Lease Finance Corp.	5.875%	4/1/19	46,220	49,571
	International Lease Finance Corp.	6.250%	5/15/19	70,781	76,974
	International Lease Finance Corp.	8.250%	12/15/20	51,121	61,345
	International Lease Finance Corp.	4.625%	4/15/21	29,400	30,356

	International Lease Finance Corp.	8.625%	1/15/22	29,100	36,011
	International Lease Finance Corp.	5.875%	8/15/22	2,605	2,852
	iStar Financial Inc.	4.875%	7/1/18	8,955	8,809
	iStar Financial Inc.	5.000%	7/1/19	39,385	38,548
	Navient Corp.	8.450%	6/15/18	44,100	47,297
	Navient Corp.	5.500%	1/15/19	79,080	78,289
	Navient Corp.	8.000%	3/25/20	58,325	61,825
	Navient Corp.	7.250%	1/25/22	19,145	18,906
	Navient Corp.	5.500%	1/25/23	25,175	22,658

	Insurance (1.3%)
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	68,667
	Unum Group	7.375%	6/15/32	6,295	7,491
2	Voya Financial Inc.	5.650%	5/15/53	87,753	88,411
	WellCare Health Plans Inc.	5.750%	11/15/20	59,950	62,948

	Other Finance (0.7%)
1	Argos Merger Sub Inc.	7.125%	3/15/23	87,535	92,350
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	5,096
	CNO Financial Group Inc.	5.250%	5/30/25	21,475	22,817

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	42,805	44,196
	Felcor Lodging LP	6.000%	6/1/25	11,640	12,018
					2,379,001
Industrial (75.9%)
	Basic Industry (5.4%)
	AK Steel Corp.	7.625%	10/1/21	77,440	37,171
	ArcelorMittal	5.125%	6/1/20	9,600	9,144
	ArcelorMittal	6.000%	8/5/20	34,015	32,484
	ArcelorMittal	6.250%	3/1/21	7,280	6,934
	ArcelorMittal	7.000%	2/25/22	18,740	17,756
	ArcelorMittal	6.125%	6/1/25	21,830	18,828
[3,4] Arch Coal Inc. Bank Loan		6.250%	5/16/18	108,690	56,247
	Axiall Corp.	4.875%	5/15/23	7,245	6,919
1	Cascades Inc.	5.500%	7/15/22	9,990	9,690
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	6,820	4,092
[1,5] Constellium NV		4.625%	5/15/21	3,745	3,316
1	Constellium NV	8.000%	1/15/23	51,375	42,256
1	Constellium NV	5.750%	5/15/24	15,447	11,276
	Eagle Spinco Inc.	4.625%	2/15/21	23,555	22,848
1	FMG Resources August 2006 Pty Ltd.	9.750%	3/1/22	6,275	6,259
1	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	161,760	116,467
	Hexion US Finance Corp.	6.625%	4/15/20	105,655	90,071
[1,5] INEOS Group Holdings SA		5.750%	2/15/19	25,775	28,412
1	INEOS Group Holdings SA	5.875%	2/15/19	41,500	41,500
	Novelis Inc.	8.375%	12/15/17	40,790	41,402
	Novelis Inc.	8.750%	12/15/20	77,187	77,766
	Peabody Energy Corp.	6.000%	11/15/18	12,770	2,235
	Peabody Energy Corp.	6.500%	9/15/20	3,880	563
	Peabody Energy Corp.	6.250%	11/15/21	8,060	1,149
1	Peabody Energy Corp.	10.000%	3/15/22	48,400	13,068
	Peabody Energy Corp.	7.875%	11/1/26	48,672	6,814
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	41,457
	Steel Dynamics Inc.	5.500%	10/1/24	37,825	36,974
	United States Steel Corp.	7.375%	4/1/20	37,839	28,568

	United States Steel Corp.	6.875%	4/1/21	33,676	24,331
	United States Steel Corp.	6.650%	6/1/37	13,760	9,288
[1,5] VWR Funding Inc.		4.625%	4/15/22	116,316	123,743

	Capital Goods (7.0%)
1	Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	25,952
1	Ashtead Capital Inc.	6.500%	7/15/22	28,180	30,117
	Berry Plastics Corp.	5.500%	5/15/22	1,940	1,989
	Berry Plastics Corp.	5.125%	7/15/23	1,940	1,923
1	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	22,195	23,249
1	BlueLine Rental Finance Corp.	7.000%	2/1/19	29,767	29,916
1	Building Materials Corp. of America	5.375%	11/15/24	36,177	37,262
1	Building Materials Corp. of America	6.000%	10/15/25	139,715	148,796
	Case New Holland Inc.	7.875%	12/1/17	91,500	98,934
1	Cemex Finance LLC	6.000%	4/1/24	17,210	16,457
1	Cemex SAB de CV	6.125%	5/5/25	108,600	103,170
	Clean Harbors Inc.	5.250%	8/1/20	62,913	65,115
	Clean Harbors Inc.	5.125%	6/1/21	40,024	40,925
	CNH Industrial Capital LLC	6.250%	11/1/16	38,000	39,235
	CNH Industrial Capital LLC	3.625%	4/15/18	34,260	34,431
1	CNH Industrial Capital LLC	3.875%	7/16/18	22,025	22,135
	CNH Industrial Capital LLC	3.375%	7/15/19	8,988	8,842
	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	38,900	40,310
1	HD Supply Inc.	5.250%	12/15/21	38,735	40,623
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	45,649
	Masco Corp.	7.125%	3/15/20	52,416	60,934
	Masco Corp.	7.750%	8/1/29	16,486	18,547
	Masco Corp.	6.500%	8/15/32	5,880	6,012
	Owens Corning	9.000%	6/15/19	4,142	4,891
	Owens Corning	7.000%	12/1/36	5,380	6,172
1	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	31,053
1	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,346
1	Rexel SA	5.250%	6/15/20	5,130	5,374
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	31,580	32,804
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	38,716	40,410
	Terex Corp.	6.000%	5/15/21	5,820	5,747
	United Rentals North America Inc.	7.375%	5/15/20	63,402	67,206
	United Rentals North America Inc.	7.625%	4/15/22	40,245	43,716
	United Rentals North America Inc.	6.125%	6/15/23	11,580	12,014
	United Rentals North America Inc.	4.625%	7/15/23	18,766	18,836
	United Rentals North America Inc.	5.500%	7/15/25	15,370	15,332
1	USG Corp.	5.500%	3/1/25	8,590	8,816
	Vulcan Materials Co.	7.150%	11/30/37	7,270	7,997

	Communication (24.0%)
1	Altice Financing SA	6.625%	2/15/23	37,121	37,214
	Belo Corp.	7.250%	9/15/27	9,640	9,953
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	13,281	13,613
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	3/15/21	8,380	8,631
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	6.500%	4/30/21	18,025	18,881

CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	12,793
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,406
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	97,010
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	34,286
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	4,976
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	78,413
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	24,255	24,255
1 CCO Safari II LLC	4.908%	7/23/25	61,950	63,060
1 CCO Safari II LLC	6.484%	10/23/45	44,215	45,781
1 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	56,966
CSC Holdings LLC	7.875%	2/15/18	9,220	9,750
CSC Holdings LLC	7.625%	7/15/18	37,210	39,396
CSC Holdings LLC	8.625%	2/15/19	10,520	11,309
CSC Holdings LLC	6.750%	11/15/21	16,034	15,553
DISH DBS Corp.	7.875%	9/1/19	11,685	12,795
DISH DBS Corp.	6.750%	6/1/21	153,840	158,840
DISH DBS Corp.	5.875%	7/15/22	94,575	92,211
DISH DBS Corp.	5.000%	3/15/23	15,135	14,000
DISH DBS Corp.	5.875%	11/15/24	8,045	7,683
Embarq Corp.	7.995%	6/1/36	23,035	24,265
1 Frontier Communications Corp.	11.000%	9/15/25	66,715	69,801
Gannett Co. Inc.	5.125%	10/15/19	16,530	17,191
Gannett Co. Inc.	5.125%	7/15/20	64,680	67,591
1 Gannett Co. Inc.	4.875%	9/15/21	4,425	4,381
Gannett Co. Inc.	6.375%	10/15/23	66,721	72,059
1 Gannett Co. Inc.	5.500%	9/15/24	2,315	2,344
Hughes Satellite Systems Corp.	6.500%	6/15/19	81,968	90,062
IAC/InterActiveCorp	4.875%	11/30/18	18,810	19,233
1 Inmarsat Finance plc	4.875%	5/15/22	34,230	33,973
Intelsat Jackson Holdings SA	7.250%	4/1/19	85,330	80,210
Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	150,514
Intelsat Jackson Holdings SA	7.500%	4/1/21	53,900	48,779
Intelsat Jackson Holdings SA	5.500%	8/1/23	61,350	51,074
Lamar Media Corp.	5.875%	2/1/22	17,195	18,141
Lamar Media Corp.	5.000%	5/1/23	33,940	34,958
Level 3 Escrow II Inc.	5.375%	8/15/22	75,480	77,084
Level 3 Financing Inc.	6.125%	1/15/21	4,395	4,631
Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,419
1 Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,744
1 Level 3 Financing Inc.	5.375%	1/15/24	11,845	11,963
1 Level 3 Financing Inc.	5.375%	5/1/25	36,380	36,471
Liberty Interactive LLC	8.500%	7/15/29	42,553	44,681
Liberty Interactive LLC	8.250%	2/1/30	126,903	131,027
MetroPCS Wireless Inc.	6.625%	11/15/20	70,940	73,068
National CineMedia LLC	6.000%	4/15/22	32,455	33,753
1 NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	66,718
1 Netflix Inc.	5.875%	2/15/25	54,935	58,094
1 Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	128,155	129,757
1 Numericable Group SA	4.875%	5/15/19	35,785	35,964
1 Numericable Group SA	6.000%	5/15/22	37,955	37,955

	Quebecor Media Inc.	5.750%	1/15/23	79,855	81,460
	Qwest Corp.	6.875%	9/15/33	25,162	24,942
	SBA Communications Corp.	5.625%	10/1/19	37,650	39,391
	SBA Communications Corp.	4.875%	7/15/22	50,220	51,538
	SBA Telecommunications Inc.	5.750%	7/15/20	33,911	35,522
1	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,767
1	Sirius XM Radio Inc.	4.625%	5/15/23	11,110	10,999
1	Sirius XM Radio Inc.	6.000%	7/15/24	19,550	20,625
1	Sirius XM Radio Inc.	5.375%	4/15/25	5,683	5,811
1	Softbank Corp.	4.500%	4/15/20	159,095	157,902
	Sprint Corp.	7.250%	9/15/21	95,745	87,846
	Sprint Corp.	7.875%	9/15/23	69,035	64,030
	Sprint Corp.	7.125%	6/15/24	24,340	21,358
	Sprint Corp.	7.625%	2/15/25	37,115	32,754
1	Sprint Nextel Corp.	9.000%	11/15/18	92,545	101,799
1	Sprint Nextel Corp.	7.000%	3/1/20	135,830	143,131
	T-Mobile USA Inc.	5.250%	9/1/18	11,450	11,708
	T-Mobile USA Inc.	6.633%	4/28/21	71,475	73,887
	T-Mobile USA Inc.	6.125%	1/15/22	10,000	10,150
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	52,316
	T-Mobile USA Inc.	6.836%	4/28/23	4,943	5,097
	T-Mobile USA Inc.	6.500%	1/15/24	4,345	4,356
	Time Warner Cable Inc.	5.500%	9/1/41	50,000	46,048
[3,4] Tribune Company Bank Loan		3.750%	12/27/20	58,060	57,915
[3,4] Tribune Company Bank Loan		3.750%	12/31/15	146	146
1	Tribune Media Co.	5.875%	7/15/22	65,750	67,558
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	31,060	31,837
1	Univision Communications Inc.	5.125%	5/15/23	17,900	17,766
1	Univision Communications Inc.	5.125%	2/15/25	126,080	123,874
1	UPCB Finance V Ltd.	7.250%	11/15/21	36,896	39,294
1	UPCB Finance VI Ltd.	6.875%	1/15/22	28,832	30,364
	Videotron Ltd.	5.000%	7/15/22	85,064	88,254
1	Videotron Ltd.	5.375%	6/15/24	8,633	8,870
1	Virgin Media Secured Finance plc	5.375%	4/15/21	42,489	44,295
1	Wind Acquisition Finance SA	4.750%	7/15/20	68,850	70,055
1	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	106,386
1	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	46,170	46,805

	Consumer Cyclical (6.5%)
1	Activision Blizzard Inc.	5.625%	9/15/21	48,038	50,800
1	Activision Blizzard Inc.	6.125%	9/15/23	48,570	52,820
	ADT Corp.	5.250%	3/15/20	10,000	10,600
	ADT Corp.	6.250%	10/15/21	68,835	73,998
	ADT Corp.	4.125%	6/15/23	2,910	2,801
1	Carlson Travel Holdings Inc.	7.500%	8/15/19	25,375	25,565
1	Carlson Wagonlit BV	6.875%	6/15/19	76,610	80,249
1	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	26,317
	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	64,265	68,683
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,159
	Dana Holding Corp.	5.500%	12/15/24	4,575	4,564
[3,4] Delta Alpha Topco Bank Loan		7.750%	7/29/22	51,730	48,971
1	Family Tree Escrow LLC	5.750%	3/1/23	9,135	9,592
	Group 1 Automotive Inc.	5.000%	6/1/22	19,380	19,574
[3,4] Ion Media Networks Bank Loan		4.750%	12/18/20	45,048	44,710
	KB Home	4.750%	5/15/19	25,825	25,502
	KB Home	8.000%	3/15/20	3,920	4,243

	KB Home	7.000%	12/15/21	5,000	5,075
	KB Home	7.500%	9/15/22	6,935	7,074
	KB Home	7.625%	5/15/23	41,775	42,297
	L Brands Inc.	7.000%	5/1/20	20,260	23,248
	L Brands Inc.	6.625%	4/1/21	42,435	48,164
[3,4] La Quinta Intermediate Holdings LLC Bank
	Loan	3.750%	4/14/21	55,776	55,219
	Lennar Corp.	4.875%	12/15/23	19,825	19,751
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	64,436
1	Netflix Inc.	5.500%	2/15/22	28,635	30,067
	Penske Automotive Group Inc.	5.750%	10/1/22	8,075	8,317
	Penske Automotive Group Inc.	5.375%	12/1/24	11,925	12,074
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	22,170	23,445
	Service Corp. International	7.625%	10/1/18	15,633	17,626
	Service Corp. International	5.375%	1/15/22	27,630	29,219
1	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	15,259
1	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	15,277
	Sonic Automotive Inc.	7.000%	7/15/22	970	1,033
	Sonic Automotive Inc.	5.000%	5/15/23	8,780	8,538
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,595
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	87,955	87,295
1	ZF North America Capital Inc.	4.500%	4/29/22	15,355	15,393
1	ZF North America Capital Inc.	4.750%	4/29/25	61,220	60,149

	Consumer Noncyclical (11.8%)
1	Alere Inc.	6.375%	7/1/23	32,490	33,912
	Amsurg Corp.	5.625%	7/15/22	81,010	79,592
	ARAMARK Corp.	5.750%	3/15/20	47,640	49,843
1	Capsugel SA	7.000%	5/15/19	46,650	47,000
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	34,507
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,768
	CHS/Community Health Systems Inc.	6.875%	2/1/22	149,325	150,445
1	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	60,855	60,703
1	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	79,343	79,541
1	Envision Healthcare Corp.	5.125%	7/1/22	86,215	83,844
	ExamWorks Group Inc.	5.625%	4/15/23	14,550	14,987
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	44,830	49,089
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	34,184	35,381
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,568
	HCA Inc.	6.500%	2/15/20	127,050	142,296
	HCA Inc.	5.875%	3/15/22	60,405	66,295
	HCA Inc.	4.750%	5/1/23	72,500	74,675
	HCA Inc.	5.875%	5/1/23	10,000	10,625
	HCA Inc.	5.375%	2/1/25	19,375	19,981
	HCA Inc.	5.250%	4/15/25	45,000	46,631
	HCA Inc.	7.690%	6/15/25	4,510	5,017
1	Hologic Inc.	5.250%	7/15/22	25,645	26,799
1	Hypermarcas SA	6.500%	4/20/21	66,837	67,171
1	IMS Health Inc.	6.000%	11/1/20	93,781	97,063
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	70,000	74,025
[3,4] Lands' End, Inc. Bank Loan		4.250%	3/12/21	86,525	79,386
	LifePoint Hospitals Inc.	5.500%	12/1/21	42,661	43,088
[3,4] MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	31,683	31,227
1	MPH Acquisition Holdings LLC	6.625%	4/1/22	42,100	43,153
1	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	24,837
1	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	48,500	48,985

1 Tempur Sealy International Inc.	5.625%	10/15/23	26,230	27,410
Tenet Healthcare Corp.	6.250%	11/1/18	40,210	42,924
Tenet Healthcare Corp.	5.000%	3/1/19	43,950	42,961
Tenet Healthcare Corp.	5.500%	3/1/19	24,215	23,791
Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,128
Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,252
Tenet Healthcare Corp.	4.375%	10/1/21	106,480	106,480
Tenet Healthcare Corp.	8.125%	4/1/22	45,105	47,811
THC Escrow Corp. II	6.750%	6/15/23	11,570	11,556
1 VRX Escrow Corp.	6.125%	4/15/25	101,900	85,341

Energy (9.2%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	6.750%	5/20/20	25,965	26,874
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	47,695	50,199
Antero Resources Corp.	5.375%	11/1/21	22,785	20,962
Antero Resources Corp.	5.125%	12/1/22	53,185	47,866
1 Antero Resources Corp.	5.625%	6/1/23	14,830	13,644
Concho Resources Inc.	7.000%	1/15/21	15,256	15,790
Concho Resources Inc.	6.500%	1/15/22	19,940	20,663
Concho Resources Inc.	5.500%	10/1/22	85,170	85,596
Concho Resources Inc.	5.500%	4/1/23	6,790	6,832
1 Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp.	6.250%	4/1/23	37,610	32,156
1 DCP Midstream LLC	9.750%	3/15/19	15,000	16,286
1 DCP Midstream LLC	5.350%	3/15/20	11,125	10,405
DCP Midstream Operating LP	4.950%	4/1/22	36,074	33,045
DCP Midstream Operating LP	5.600%	4/1/44	26,895	20,891
Energy Transfer Equity LP	7.500%	10/15/20	76,385	81,923
Energy Transfer Equity LP	5.500%	6/1/27	78,795	70,127
EP Energy LLC / Everest Acquisition Finance
Inc.	9.375%	5/1/20	75,787	65,935
EP Energy LLC / Everest Acquisition Finance
Inc.	6.375%	6/15/23	13,457	10,093
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	73,031	67,736
Harvest Operations Corp.	6.875%	10/1/17	75,600	63,504
Kinder Morgan Inc.	7.750%	1/15/32	26,290	26,583
Laredo Petroleum Inc.	5.625%	1/15/22	49,750	46,765
Laredo Petroleum Inc.	7.375%	5/1/22	16,490	16,243
Laredo Petroleum Inc.	6.250%	3/15/23	55,075	53,147
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.875%	12/1/24	43,935	41,299
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.875%	6/1/25	87,120	81,893
Matador Resources Co.	6.875%	4/15/23	22,670	22,727
1 MEG Energy Corp.	6.500%	3/15/21	16,537	14,677
1 MEG Energy Corp.	6.375%	1/30/23	30,650	25,976
1 MEG Energy Corp.	7.000%	3/31/24	47,348	41,074
Newfield Exploration Co.	5.750%	1/30/22	10,890	11,053
Newfield Exploration Co.	5.625%	7/1/24	13,045	12,980
Noble Energy Inc.	5.625%	5/1/21	9,665	9,773
Noble Energy Inc.	5.875%	6/1/22	51,885	52,302
Noble Energy Inc.	5.875%	6/1/24	10,195	10,201
1 Paragon Offshore plc	6.750%	7/15/22	31,630	4,823
1 Paragon Offshore plc	7.250%	8/15/24	22,570	3,442
QEP Resources Inc.	6.800%	3/1/20	7,370	7,223
QEP Resources Inc.	6.875%	3/1/21	15,540	15,074

	QEP Resources Inc.	5.375%	10/1/22	7,620	6,877
	QEP Resources Inc.	5.250%	5/1/23	4,855	4,309
	Range Resources Corp.	5.750%	6/1/21	44,365	41,592
	Range Resources Corp.	5.000%	8/15/22	16,325	14,570
1	Rice Energy Inc.	7.250%	5/1/23	21,365	19,976
1	Seadrill Ltd.	6.125%	9/15/17	71,195	53,040
	SM Energy Co.	6.125%	11/15/22	22,705	21,910
	SM Energy Co.	6.500%	1/1/23	2,280	2,234
	SM Energy Co.	5.625%	6/1/25	13,555	12,335
1	Southern Star Central Corp.	5.125%	7/15/22	14,790	14,346
	Tesoro Corp.	5.125%	4/1/24	31,790	32,267
1	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,403
1	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	35,901	37,337
	Whiting Petroleum Corp.	5.750%	3/15/21	32,020	29,939
	Whiting Petroleum Corp.	6.250%	4/1/23	6,790	6,332
	WPX Energy Inc.	6.000%	1/15/22	29,315	25,651
	WPX Energy Inc.	5.250%	9/15/24	61,930	51,557

	Technology (10.8%)
1	Alcatel-Lucent USA Inc.	4.625%	7/1/17	10,000	10,350
1	Alcatel-Lucent USA Inc.	6.750%	11/15/20	25,210	26,723
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	77,191	81,533
1	Audatex North America Inc.	6.000%	6/15/21	78,106	78,692
1	Audatex North America Inc.	6.125%	11/1/23	97,715	98,326
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	118,945	127,866
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	24,419
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	15,951
	Equinix Inc.	4.875%	4/1/20	9,545	9,974
	Equinix Inc.	5.375%	4/1/23	20,864	21,699
1	First Data Corp.	6.750%	11/1/20	35,065	36,950
1	First Data Corp.	8.250%	1/15/21	113,800	119,348
	First Data Corp.	11.250%	1/15/21	9,927	10,969
	First Data Corp.	12.625%	1/15/21	49,375	56,596
	First Data Corp.	11.750%	8/15/21	25,435	29,028
1	First Data Corp.	5.375%	8/15/23	73,250	74,532
1	First Data Corp.	7.000%	12/1/23	157,285	159,644
[3,4] First Data Corp. Bank Loan		3.697%	3/23/18	54,018	53,646
[3,4] First Data Corp. Bank Loan		3.947%	7/8/22	41,745	41,458
	Flextronics International Ltd.	4.625%	2/15/20	22,975	23,951
	Flextronics International Ltd.	5.000%	2/15/23	29,175	29,758
1	Freescale Semiconductor Inc.	5.000%	5/15/21	36,815	38,103
1	Freescale Semiconductor Inc.	6.000%	1/15/22	22,130	23,679
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	56,293	56,236
1	Infor Software Parent LLC	7.125%	5/1/21	17,470	15,068
1	Infor US Inc.	5.750%	8/15/20	22,898	23,241
1	Infor US Inc.	6.500%	5/15/22	116,715	110,296
[1,6] Iron Mountain Europe plc		6.125%	9/15/22	24,430	37,725
	Iron Mountain Inc.	5.750%	8/15/24	22,675	22,845
1	MSCI Inc.	5.750%	8/15/25	37,970	40,058
	NCR Corp.	4.625%	2/15/21	72,024	70,944
	Nokia Oyj	6.625%	5/15/39	50,000	52,339
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	37,440	37,627
1	NXP BV / NXP Funding LLC	4.125%	6/15/20	17,445	17,707
1	NXP BV / NXP Funding LLC	4.625%	6/15/22	20,800	21,299
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	10,213	10,775
1	Open Text Corp.	5.625%	1/15/23	30,770	31,001

1 Sensata Technologies BV	5.625%	11/1/24	2,395	2,437
1 Sensata Technologies BV	5.000%	10/1/25	48,515	47,060
1 SS&C Technologies Holdings Inc.	5.875%	7/15/23	20,325	21,341
SunGard Data Systems Inc.	6.625%	11/1/19	108,115	111,899

Transportation (1.2%)
1 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	26,270	26,664
2 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	15,271	15,805
Hertz Corp.	4.250%	4/1/18	12,745	12,904
Hertz Corp.	6.750%	4/15/19	82,360	84,419
Hertz Corp.	5.875%	10/15/20	20,100	20,829
Hertz Corp.	7.375%	1/15/21	60,490	62,910
				13,580,669
Utilities (3.8%)
Electric (3.8%)
AES Corp.	8.000%	6/1/20	19,980	22,128
AES Corp.	4.875%	5/15/23	25,000	23,062
AES Corp.	5.500%	3/15/24	119,951	113,953
1 Calpine Corp.	6.000%	1/15/22	16,165	17,054
Calpine Corp.	5.375%	1/15/23	34,775	33,036
1 Calpine Corp.	5.875%	1/15/24	9,230	9,738
Calpine Corp.	5.750%	1/15/25	119,130	113,471
Dynegy Inc.	7.375%	11/1/22	65,355	65,682
Dynegy Inc.	5.875%	6/1/23	37,655	34,643
Dynegy Inc.	7.625%	11/1/24	55,435	55,573
GenOn Energy Inc.	7.875%	6/15/17	19,175	17,976
GenOn Energy Inc.	9.500%	10/15/18	54,525	47,846
GenOn Energy Inc.	9.875%	10/15/20	24,755	20,578
NRG Energy Inc.	7.875%	5/15/21	5,810	5,781
NRG Energy Inc.	6.250%	7/15/22	51,835	47,818
NRG Energy Inc.	6.625%	3/15/23	10,000	9,325
NRG Energy Inc.	6.250%	5/1/24	47,355	42,383
				680,047
Total Corporate Bonds (Cost $16,933,734)				16,639,717

			Shares
Preferred Stocks (1.2%)
GMAC Capital Trust I Pfd.	8.125%		4,743,200	122,612
Hartford Financial Services Group Inc. Pfd.	7.875%		2,944,300	90,655
Total Preferred Stocks (Cost $197,384)				213,267

Other (0.0%)
MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	415

			Face
			Amount
			($000)
Temporary Cash Investments (1.8%)
Repurchase Agreements (1.8%)
Bank of America Securities, LLC
(Dated 10/30/15, Repurchase Value
$189,802,000, collateralized by
Government National Mortgage Assn.
3.500%, 10/20/45, with a value of
$74,256,000)	0.080%	11/2/15	72,800	72,800
Bank of Montreal
(Dated 10/30/15, Repurchase Value
$9,100,000, collateralized by Federal Home
Loan Mortgage Corp. 2.878%-3.000%,
11/1/19-8/1/45, and Federal National
Mortgage Assn. 2.000%-5.500%, 4/1/27-
8/1/38, with a value of $9,282,000)	0.080%	11/2/15	9,100	9,100
RBC Capital Markets LLC
(Dated 10/30/15, Repurchase Value
$92,401,000, collateralized by Federal
Home Loan Mortgage Corp. 2.229%-
4.500%, 10/1/29-6/1/45, Federal National
Mortgage Assn. 2.224%-4.000%, 3/1/40-
7/1/45, and Government National Mortgage
Assn. 2.588%-5.000%, 9/15/36-5/20/65,
with a value of $94,248,000)	0.100%	11/2/15	92,400	92,400
TD Securities (USA) LLC
(Dated 10/30/15, Repurchase Value
$141,301,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
8/1/26-7/1/44, and U.S. Treasury
Note/Bond 2.375%-4.750%, 8/15/24-
2/15/41, with a value of $144,126,000)	0.100%	11/2/15	141,300	141,300

Total Temporary Cash Investments (Cost $315,600)				315,600
Total Investments (100.2%) (Cost $18,228,500)				17,925,388
Other Assets and Liabilities-Net (-0.2%)				(38,468)
Net Assets (100%)				17,886,920

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $6,011,528,000, representing 33.6% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2015, the aggregate value of these securities was $525,161,000, representing 2.9% of net assets.
5	Face amount denominated in euro.
6	Face amount denominated in British pounds.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	698,806	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	57,583	—
Corporate Bonds	—	16,639,717	—

Preferred Stocks	—	213,267	—
Other	—	—	415
Temporary Cash Investments	—	315,600	—
Forward Currency Contracts—Assets	—	834	—
Forward Currency Contracts—Liabilities	—	(233)	—
Total	—	17,925,574	415

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	11/30/15	EUR	13,792	USD	15,262	(90)
Bank of America N.A	11/30/15	USD	177,495	EUR	160,592	834
Morgan Stanley Capital Services LLC	11/30/15	USD	38,412	GBP	25,014	(143)
						601
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. At October 31, 2015, the cost of investment securities for tax purposes was $18,228,500,000.

Net unrealized depreciation of investment securities for tax purposes was $303,112,000, consisting of unrealized gains of $418,426,000 on securities that had risen in value since their purchase and $721,538,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.8%)
	United States Treasury Note/Bond	0.500%	9/30/16	315	315
	United States Treasury Note/Bond	0.375%	10/31/16	500	500
	United States Treasury Note/Bond	0.500%	11/30/16	5,250	5,251
	United States Treasury Note/Bond	2.875%	3/31/18	15,000	15,710
1	United States Treasury Note/Bond	0.750%	4/15/18	128,650	128,128
2	United States Treasury Note/Bond	0.875%	7/15/18	177,650	177,122
1	United States Treasury Note/Bond	1.000%	8/15/18	308,850	308,801
3	United States Treasury Note/Bond	1.000%	9/15/18	252,650	252,453
	United States Treasury Note/Bond	0.875%	10/15/18	63,000	62,704
	United States Treasury Note/Bond	1.250%	10/31/18	26,800	26,955
	United States Treasury Note/Bond	1.250%	1/31/19	82,000	82,282
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,724
	United States Treasury Note/Bond	1.625%	4/30/19	3,000	3,041
3	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,661
	United States Treasury Note/Bond	2.125%	5/15/25	66,100	65,976
	United States Treasury Note/Bond	2.000%	8/15/25	47,500	46,891
					1,184,514
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]Freddie Mac Non Gold Pool		2.500%	8/1/32	375	389
[4,5,6]Freddie Mac Non Gold Pool		2.643%	9/1/32	174	178
					567
Total U.S. Government and Agency Obligations (Cost $1,184,966)					1,185,081
Asset-Backed/Commercial Mortgage-Backed Securities (14.4%)
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	3,000	2,997
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	3,755	3,752
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	4,300	4,301
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,538
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,621
[4,5]	Ally Master Owner Trust Series 2014-1	0.666%	1/15/19	3,050	3,044
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,500	3,503
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	2,400	2,400
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	10,380	10,393
[4,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.746%	5/15/20	7,000	6,981
[4,5,7]American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	1,074	1,072
[4,5,7]American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	970	954
[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,131	4,191
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,062
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	5,124	5,157
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,441	5,383
[4,7]	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,925	2,986
[4,7]	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,081
[4,7]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	6,000	6,682
[4,7]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	3,540	4,119
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	720
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,104

4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,511
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,525
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,678
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,264
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,477
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,663
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	999
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	500
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	9,850	9,832
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,566
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,407
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,203
[4,7]	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,331
[4,7]	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	2,090	2,132
[4,7]	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	825
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	1,616	1,627
[4,5,7]Arran Residential Mortgages Funding 2010-1
	PLC	1.721%	5/16/47	2,179	2,178
[4,5,7]Arran Residential Mortgages Funding 2011-1
	plc	1.783%	11/19/47	1,135	1,135
[4,7]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,370	1,455
[4,7]	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	5,480	5,479
[4,7]	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	10,300	10,597
[4,7]	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,353
[4,7]	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	8,115	8,151
[4,5]	BA Credit Card Trust 2014-A1	0.576%	6/15/21	18,930	18,875
[4,7]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,000
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	2,119	2,172
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	2,167	2,228
4	Banc of America Commercial Mortgage Trust
	2007-2	5.569%	4/10/49	3,299	3,435
4	Banc of America Commercial Mortgage Trust
	2008-1	6.171%	2/10/51	5,721	6,144
4	Banc of America Commercial Mortgage Trust
	2008-1	6.215%	2/10/51	19,664	21,077
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	1,620	1,691

4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	585	613
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.367%	9/15/48	360	353
[4,5,7]Bank of America Student Loan Trust 2010-
	1A	1.120%	2/25/43	9,139	9,013
	Bank of Nova Scotia	1.850%	4/14/20	4,450	4,408
[4,7]	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	9,400	9,394
4	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	16,127
[4,7]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	2,597	2,608
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,236	2,295
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.705%	6/11/40	17,984	18,708
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	7,620	8,079
[4,5,7]BMW Floorplan Master Owner Trust 2015-1A		0.696%	7/15/20	17,100	17,049
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	8,480	8,465
[4,5]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.525%	6/25/26	5,720	5,504
[4,5]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.229%	5/25/29	1,987	1,971
[4,5]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.129%	2/25/30	12,188	12,024
4	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	3,160	3,183
[4,5]	Cabela's Credit Card Master Note Trust
	2015-2A	0.866%	7/17/23	8,920	8,872
[4,7]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,750	1,732
[4,7]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,633	2,580
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	7,310	7,354
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,549
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,702
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,629
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	5,020	5,028
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	3,400	3,418
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,077
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,804
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	2,500	2,509
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	655
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,013
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	816
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	8,550	8,578
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	7,900	7,924
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	2,430	2,433
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	2,700	2,714
[4,5]	Capital One Multi-Asset Execution Trust
	2014-A3	0.576%	1/18/22	5,135	5,107
4	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	8,780	8,822
4	Capital One Multi-asset Execution Trust
	2015-A4	2.750%	5/15/25	21,700	22,108
4	Capital One Multi-asset Execution Trust
	2015-A8	2.050%	8/15/23	32,030	31,891
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	2,920	2,946
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,809
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	520	521
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	970	970

4	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,870
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	11,290	11,332
4	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	3,070	3,065
4	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,017
4	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	3,090	3,107
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,947
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,806
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,100	9,241
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C1	5.836%	4/15/44	2,900	3,287
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C2	5.574%	12/15/47	5,260	6,133
[4,5]	Chase Issuance Trust 2007-C1	0.656%	4/15/19	6,100	6,071
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	918
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,100
[4,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,202
[4,7]	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,160
[4,7]	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	2,165	2,166
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	23,045	23,302
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,608	6,778
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	5,906
[4,7]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,106
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,716
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	2,325	2,408
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	748
[4,5,7]Citigroup Commercial Mortgage Trust 2014-
	388G	0.946%	6/15/33	1,000	993
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	230	246
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	920	961
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	935	967
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	5,150	5,446
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	2,460	2,559
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	1,020	1,049
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	740	756
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.453%	7/10/47	1,250	1,242
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	2,990	3,036
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	6,015	6,241

4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	940	948
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	2,535	2,520
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	4,260	4,450
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	6,415	6,689
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	1,805	1,879
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	900	876
[4,7]	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,270	5,407
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	4,377	4,297
[4,5,7]Colony American Homes 2014-1		1.400%	5/17/31	2,609	2,576
[4,5,7]Colony American Homes 2014-1		1.600%	5/17/31	1,960	1,927
[4,5,7]Colony American Homes 2015-1		1.397%	7/17/32	3,898	3,849
[4,5,7]Colony American Homes Single-Family
	Rental Pass-Through Certificates 2014-2	1.545%	7/17/31	700	687
4	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	4,730	4,776
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,884	1,941
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	15,256	15,659
4	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	3,620	3,826
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,773
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,108
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,215	6,253
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,698
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	6,005	6,036
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	4,800	5,165
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	4,690	5,096
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,478
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	7,740	8,297
4	COMM 2013-CCRE13 Mortgage Trust	4.753%	12/10/23	855	933
4	COMM 2013-CCRE13 Mortgage Trust	4.753%	12/10/23	1,560	1,613
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,030	8,389
4	COMM 2013-CCRE9 Mortgage Trust	4.234%	7/10/45	4,980	5,432
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	1,700	1,747
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	800	855
4	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	6,375	6,906
[4,7]	COMM 2013-CR9 Mortgage Trust	4.258%	7/10/45	1,600	1,619
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,185	2,251
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,050	1,126
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	635
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,832
[4,7]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,500	6,491
[4,7]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	6,150	6,335
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,520	1,622
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,701
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,510	2,698
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,410
4	COMM 2014-CCRE15 Mortgage Trust	4.715%	2/10/47	1,600	1,745
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	2,540	2,765
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	3,335	3,554
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	1,290	1,371
4	COMM 2014-CR17 Mortgage Trust	4.736%	5/10/47	1,340	1,381
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	1,600	1,678
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	4,305	4,537
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	12,080	12,502

4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,270	2,407
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	470	477
4	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	2,000	2,086
4	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	5,820	6,041
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	6,730	7,020
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	7,240	7,455
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	4,300	4,429
4	COMM 2015-CR27 Mortgage Trust	4.621%	10/10/48	1,760	1,685
4	Commercial Mortgage Trust 2006-GG7	5.819%	7/10/38	21,976	22,109
7	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,327
7	Commonwealth Bank of Australia	2.125%	7/22/20	16,700	16,685
[4,7]	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,644
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.824%	6/15/38	652	658
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.068%	2/15/41	3,158	3,417
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	6,650	6,795
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	8,320	8,640
4	CSAIL Commercial Mortgage Trust 2015-C3	4.112%	8/15/48	2,000	2,018
4	CSAIL Commercial Mortgage Trust 2015-C3	4.362%	8/15/48	2,160	2,055
[4,7]	DB Master Finance LL 2015-1	3.262%	2/20/45	4,283	4,291
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	40,014
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	10,900	11,044
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	31,000	30,993
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,296
[4,7]	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	5,545	5,555
[4,7]	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	2,750	2,743
[4,7]	Drive Auto Receivables Trust 2015-A	4.120%	7/15/22	2,000	1,976
[4,7]	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	2,570	2,568
[4,7]	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	2,480	2,481
[4,7]	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	6,040	6,007
[4,7]	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,553
[4,7]	Drive Auto Receivables Trust 2015-C	2.230%	9/16/19	5,115	5,100
[4,7]	Drive Auto Receivables Trust 2015-C	3.010%	5/17/21	7,675	7,639
[4,7]	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	5,630	5,591
[4,7]	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	8,175	8,172
[4,7]	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	9,050	9,046
[4,7]	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	9,050	9,061
[4,7]	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,288
[4,5,7]Edsouth Indenture No 5 LLC 2015-1		0.997%	10/25/56	11,925	11,762
[4,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	1,446	1,445
[4,7]	Enterprise Fleet Financing LLC Series 2015-
	1	1.740%	9/20/20	17,660	17,719
[4,7]	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	7,190	7,245
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	2/25/25	1,345	1,350
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	2/25/25	1,135	1,137
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.347%	5/25/25	1,956	1,948
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.397%	5/25/25	3,693	3,693
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	7/25/25	5,013	5,040
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	7/25/25	6,284	6,299

[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.793%	4/25/28	7,420	7,420
[4,5]	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.893%	4/25/28	3,580	3,580
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	773	773
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	4,730	4,728
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	3,035	3,026
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	6,370	6,354
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	5,560	5,545
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	2,000	2,011
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	2,800	2,809
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,900
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	4,588	4,631
[4,7]	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	1,400	1,403
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	10,930	11,023
[4,7]	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	1,600	1,604
4	Ford Credit Auto Owner Trust 2014-C	1.560%	2/15/20	2,400	2,407
[4,7]	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	6,600	6,594
[4,7]	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	26,000	26,255
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	5,010	5,029
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,684
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,091
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,019
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,203	24,229
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,603
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,914
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,703
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,102
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	675
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	726
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	294
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	2,000	2,002
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	900	908
[4,5]	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.696%	2/15/21	6,100	6,076
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	14,795	14,811
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	11,758	11,722
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	26,140	26,351
[4,5]	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2015-HQA1	1.444%	3/25/28	3,843	3,848
[4,7]	FRS I LLC 2013-1A	1.800%	4/15/43	939	931
[4,7]	FRS I LLC 2013-1A	3.080%	4/15/43	6,061	6,065
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.196%	5/15/19	10,800	10,806

4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,341
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.646%	3/15/20	39,385	39,309
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,298
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.944%	4/22/19	13,000	13,013
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2014-2	0.644%	10/20/19	4,400	4,379
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2015-2	0.846%	1/20/22	20,920	20,844
[4,7]	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	1,700	1,702
[4,7]	GM Financial Leasing Trust 2014-2A	1.620%	2/20/18	8,000	8,013
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	1,650	1,650
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	2,600	2,609
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	2,320	2,325
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	9,050	9,034
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	930	928
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	1,310	1,307
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	2,870	2,863
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	2,870	2,863
[4,7]	GMF Floorplan Owner Revolving Trust 2015-
	1	1.650%	5/15/20	12,000	11,973
[4,7]	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	2,180	2,174
[4,5,7]Golden Credit Card Trust 2015-1A		0.636%	2/15/20	35,000	34,910
[4,7]	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,511
[4,7]	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,038
[4,7]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,500	2,498
[4,7]	Great America Leasing Receivables 2015-1	2.020%	6/21/21	1,680	1,682
[4,7]	GS Mortgage Securities Trust 2010-C2	5.182%	12/10/43	1,370	1,504
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.555%	3/10/44	2,650	2,955
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,673
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,654
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,146
[4,7]	GS Mortgage Securities Trust 2013-GC13	4.069%	7/10/46	1,210	1,209
4	GS Mortgage Securities Trust 2013-GC14	3.955%	8/10/46	4,295	4,658
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,240	2,271
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,596
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,081
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	850
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	114
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	6,075	6,488
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	8,070	8,558
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	1,860	1,952
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	2,685	2,638
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,050	1,088
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	1,100	1,115
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,705	3,756
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	3,200	3,345
4	GS Mortgage Securities Trust 2015-GC32	4.402%	7/10/48	1,325	1,390
4	GS Mortgage Securities Trust 2015-GC32	4.412%	7/10/48	580	568
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	7,100	7,241
4	GS Mortgage Securities Trust 2015-GC34	4.466%	10/10/48	2,610	2,659
4	GS Mortgage Securities Trust 2015-GC34	4.810%	10/10/48	2,610	2,508
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	8,978
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,492

[4,7]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	5,287	5,313
[4,7]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	12,280	12,541
[4,7]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	13,350	13,365
[4,7]	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	9,400	9,361
[4,7]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	3,120	3,108
[4,7]	Hilton USA Trust 2013-HLT	3.367%	11/5/30	3,240	3,238
[4,7]	Hilton USA Trust 2013-HLT	3.714%	11/5/30	1,455	1,451
4	Honda Auto Receivables 2014-4 Owner
	Trust	1.460%	10/15/20	1,660	1,664
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	3,936
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	1,900	1,897
[4,7]	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	550	551
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	10,880	10,916
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	7,250	7,292
[4,7]	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	7,130	7,176
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,707
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	1,000	1,003
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,216
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,385
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,947
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,708
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,166
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,211
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,405
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,302
[4,5,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.846%	5/15/18	1,400	1,399
[4,7]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	4,029	4,065
5	Illinois Student Assistance Commission
	Series 2010-1	1.370%	4/25/22	5,642	5,644
[4,5,7]Invitation Homes 2014-SFR1 Trust		1.697%	6/17/31	4,750	4,691
[4,5,7]Invitation Homes 2014-SFR2 Trust		1.297%	9/17/31	2,560	2,521
[4,5,7]Invitation Homes 2014-SFR2 Trust		1.797%	9/17/31	700	690
[4,5,7]Invitation Homes 2015-SFR2 Trust		1.547%	6/17/32	2,867	2,834
[4,7]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,000	6,071
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,315	1,320
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	2,729	2,753
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.911%	4/15/45	1,864	1,899
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	24,685	25,869
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	3,986	4,225
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,251	3,377
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,441	2,587
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,482
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,298

[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,255
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.542%	11/15/43	2,730	2,948
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.542%	11/15/43	2,313	2,508
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	6,920
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,543
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,403
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	4,000	4,616
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,499	4,737
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,640	4,668
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	4,164
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,452
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	6,013
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,686
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	980	1,034
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	290	309
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	12/15/46	2,135	2,324
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	12/15/46	960	998
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	6,098	6,129
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,000	5,245
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	5,000	5,284
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,400	1,484
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	1,630	1,759
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	1,265	1,305
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	422
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,894
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	1,300	1,366
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,070	4,441
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	7,000	7,503
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	647

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	2/15/47	2,500	2,688
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	2/15/47	1,000	1,015
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	680	708
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,000	2,073
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	4,130	4,226
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,712
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	7,120	7,405
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	8,840	9,248
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,348
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	1,520	1,587
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	4,340	4,443
[4,7]	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	910	946
[4,5,7]Lanark Master Issuer plc 2012-2A		1.729%	12/22/54	1,381	1,383
[4,5,7]Lanark Master Issuer plc 2013-1A		0.829%	12/22/54	3,222	3,218
4	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	5,444	5,462
4	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	2,200	2,255
4	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	25,211	25,921
4	LB-UBS Commercial Mortgage Trust 2007-
	C2	5.387%	2/15/40	18,423	19,286
4	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	15,491	16,652
[4,7]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	1,619	1,620
[4,7]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,337
[4,7]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	2,100	2,101
[4,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.456%	8/16/21	27,360	27,102
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	13,560	13,529
4	Mercedes-Benz Auto Receivables Trust
	2015-1	1.750%	12/15/21	7,780	7,806
[4,7]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	10,036	10,037
[4,5,7]Mercedes-Benz Master Owner Trust 2015-B		0.576%	4/15/20	14,650	14,560
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	742	757
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,520	12,175
[4,7]	Miramax LLC 2014-1A	3.340%	7/20/26	814	816
4	ML-CFC Commercial Mortgage Trust 2006-2	5.877%	6/12/46	811	823
[4,7]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	2,880	2,888
[4,7]	MMAF Equipment Finance LLC 2015-Aa	2.490%	2/19/36	13,600	13,651
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	7,445	7,685
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,050	2,146
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,740	5,762

[4,7]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	9,500	9,429
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	780	843
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	805	833
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	2,030	2,181
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.214%	8/15/46	7,317	7,952
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	810	862
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	429
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,480
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,009
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,142
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,462
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,723
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	5,310	5,681
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	6,760	7,148
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	984
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.325%	6/15/47	2,400	2,534
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.758%	6/15/47	2,400	2,493
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	10,050	10,512
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	530	554
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	2,150	2,278
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	1,080	1,115
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	470	483
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	765	777
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	1,045	1,051
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	4,030	4,057
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	17,750	18,453
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,392
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	9,190	9,554
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.383%	10/15/28	3,070	3,155

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/28	5,275	5,431
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	4,060	4,145
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,204	1,242
4	Morgan Stanley Capital I Trust 2007-IQ15	5.917%	6/11/49	6,384	6,713
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	4,146	4,382
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,347
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,555
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,000	6,095
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,677
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,895
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	4,820	4,933
[4,5]	Navient Student Loan Trust 2014-1	0.947%	2/25/39	650	614
[4,5]	Navient Student Loan Trust 2015-1	0.797%	4/25/40	16,000	15,468
[4,5]	New Mexico Educational Assistance
	Foundation 2013-1	0.893%	1/2/25	3,929	3,785
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	1,790	1,797
4	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	2,870	2,874
[4,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.496%	2/15/18	4,733	4,731
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	21,640	21,680
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,546
5	North Carolina State Education Assistance
	Authority 2011-1	1.220%	1/26/26	3,045	3,035
[4,5,7]PFS Financing Corp. 2014-AA		0.796%	2/15/19	1,600	1,595
[4,5,7]PFS Financing Corp. 2015-AA		0.816%	4/15/20	3,500	3,482
[4,7]	Porsche Innovative Lease Owner Trust
	2015-1	1.430%	5/21/21	4,900	4,918
[4,7]	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,500	2,463
[4,7]	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,320	9,320
[4,7]	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,460
[4,5,7]Resimac MBS Trust 2014-1A		1.036%	12/12/45	3,382	3,378
	Royal Bank of Canada	1.875%	2/5/20	13,500	13,391
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,523
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	1,758	1,761
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	5,735	5,726
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,226
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	6,870	6,857
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	9,470	9,493
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	9,420	9,455
[4,5,7]Silver Bay Realty 2014-1 Trust		1.197%	9/17/31	2,275	2,232
[4,5,7]Silver Bay Realty 2014-1 Trust		1.647%	9/17/31	498	490
[4,5]	SLM Student Loan Trust 2005-5	0.420%	4/25/25	2,558	2,518
[4,5]	SLM Student Loan Trust 2006-5	0.430%	1/25/27	3,000	2,915
[4,5]	SLM Student Loan Trust 2006-6	0.430%	10/27/25	6,500	6,393
[4,7]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,782
[4,7]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	10,500	10,920
[4,5,7]SLM Student Loan Trust 2011-C		1.596%	12/15/23	270	271
[4,7]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	5,450	5,726

[4,5,7]SLM Student Loan Trust 2012-B		1.296%	12/15/21	72	72
[4,7]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	4,550	4,641
[4,5,7]SLM Student Loan Trust 2012-E		0.946%	10/16/23	3,687	3,684
[4,5,7]SLM Student Loan Trust 2013-1		1.246%	5/17/27	5,400	5,391
[4,7]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	1,800	1,721
[4,7]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	3,000	2,957
[4,7]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	3,000	2,874
[4,7]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	2,000	1,985
[4,7]	SLM Student Loan Trust 2014-A	2.590%	1/15/26	900	900
[4,7]	SLM Student Loan Trust 2014-A	3.500%	11/15/44	800	774
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	1,253	1,251
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	1,999
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,001	3,992
[4,7]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	2,969	3,058
[4,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.320%	7/25/25	8,356	8,410
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,984
[4,7]	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,294
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,915
7	Stadshypotek AB	1.750%	4/9/20	8,294	8,160
[4,5,7]SWAY Residential 2014-1 Trust		1.497%	1/17/32	6,443	6,374
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	6,670	6,734
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	10,400	10,396
4	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	23,620	23,679
[4,7]	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	863	863
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,220
7	Toronto-Dominion Bank	1.950%	4/2/20	8,400	8,352
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		0.895%	12/10/18	6,460	6,465
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		1.445%	12/10/18	1,225	1,222
[4,5,7]Trade MAPS 1 Ltd. 2013-1A		2.445%	12/10/18	670	666
[4,5,7]Trafigura Securitisation Finance plc 2014-1A		1.146%	10/15/21	5,720	5,714
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,278
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,000	6,166
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	5,074
[4,7]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,350	8,338
[4,7]	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,155
[4,7]	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	690
[4,7]	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	514
[4,7]	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	8,600	8,556
[4,7]	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	3,105	3,121
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	10,136	10,332
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	21,964	22,554
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,294	3,402
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	5,990	6,051
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,662
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	750	804

4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,570	8,202
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	2,400	2,499
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	5,800	6,096
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	732
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,484
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,420
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	2,410	2,469
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	1,840	1,854
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	2,480	2,460
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	1,770	1,767
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	1,260	1,291
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	5,280	5,371
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	3,700	3,820
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	7,735	7,970
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	2,310	2,168
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,398
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,525
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,328
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	1,250	1,203
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	5,960	6,242
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,140
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	720	749
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.538%	9/15/58	1,805	1,732
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	1,510	1,566
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	4,500	4,704
[4,7]	Wendys Funding LLC 2015-1	4.080%	6/15/45	7,270	7,313
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,308
7	Westpac Banking Corp.	2.000%	3/3/20	13,000	12,976
[4,7]	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	5,090	5,245
[4,7]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	5,450	5,923
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	5,280	5,299

4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	5,400	5,626
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,447
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,300	3,352
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	9,300	9,417
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,931
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,245
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	1,900	2,015
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	630	680
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	376
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	1,895	2,007
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	6,340	6,851
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.670%	12/15/46	1,085	1,167
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	6,635	7,142
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	3,020	3,177
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	8,515	9,094
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	2,410	2,507
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	1,410	1,393
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	8,275	8,601
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	700	724
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	2,410	2,320
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	980	1,038
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	6,200	6,410
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	170	178
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	4,075	4,370
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	4,006
[4,5]	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.676%	2/15/22	8,755	8,710
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	2,300	2,312
[4,5,7]WORLD OMNI MASTER OWNER TRUST
	2013-1	0.547%	2/15/18	4,000	3,999
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,958,062)					2,976,145

Corporate Bonds (75.4%)
Finance (29.8%)
Banking (19.7%)
Abbey National Treasury Services plc	3.050%	8/23/18	3,950	4,075
Abbey National Treasury Services plc	2.350%	9/10/19	3,415	3,436
Abbey National Treasury Services plc	4.000%	3/13/24	43,500	45,559
7 ABN AMRO Bank NV	2.450%	6/4/20	8,000	8,026
AgriBank FCB	9.125%	7/15/19	5,000	6,121
American Express Co.	7.000%	3/19/18	12,000	13,454
American Express Co.	2.650%	12/2/22	16,082	15,729
American Express Credit Corp.	2.375%	5/26/20	4,700	4,693
Associates Corp. of North America	6.950%	11/1/18	8,855	10,065
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,061
7 Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	16,817	18,753
7 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	16,000	16,171
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,470	16,474
7 Banco de Credito del Peru	4.250%	4/1/23	5,000	5,065
Bank of America Corp.	5.750%	12/1/17	2,468	2,665
Bank of America Corp.	6.875%	4/25/18	7,542	8,418
Bank of America Corp.	5.650%	5/1/18	4,500	4,895
Bank of America Corp.	6.875%	11/15/18	2,797	3,178
Bank of America Corp.	2.600%	1/15/19	13,000	13,144
Bank of America Corp.	7.625%	6/1/19	13,000	15,294
Bank of America Corp.	5.625%	7/1/20	19,340	21,764
Bank of America Corp.	5.875%	1/5/21	16,010	18,306
Bank of America Corp.	5.000%	5/13/21	5,285	5,817
Bank of America Corp.	5.700%	1/24/22	25,800	29,544
Bank of America Corp.	3.300%	1/11/23	39,767	39,650
Bank of America Corp.	4.100%	7/24/23	11,500	12,046
Bank of America Corp.	4.125%	1/22/24	43,430	45,082
Bank of America Corp.	4.000%	4/1/24	6,000	6,183
Bank of America Corp.	4.200%	8/26/24	12,000	12,030
Bank of America Corp.	3.875%	8/1/25	31,373	31,931
Bank of Montreal	2.375%	1/25/19	5,000	5,078
Bank of Montreal	2.550%	11/6/22	16,000	15,802
Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	5,894
Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,317
Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,561
Bank of New York Mellon Corp.	2.150%	2/24/20	2,840	2,846
Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	3,067
Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	23,893
Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,858
Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,606
Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,597
Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,188
Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	15,527
Bank of Nova Scotia	1.450%	4/25/18	5,085	5,068
Bank of Nova Scotia	2.050%	10/30/18	26,275	26,483
Bank of Nova Scotia	2.050%	6/5/19	7,930	7,934
Bank of Nova Scotia	4.375%	1/13/21	8,500	9,230
Bank of Nova Scotia	2.800%	7/21/21	17,352	17,457
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	10,733	10,769
7 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	19,580	19,557
Barclays Bank plc	3.750%	5/15/24	57,613	58,899
Barclays plc	2.750%	11/8/19	5,261	5,280
Barclays plc	3.650%	3/16/25	10,000	9,694
BB&T Corp.	6.850%	4/30/19	5,714	6,604
BB&T Corp.	5.250%	11/1/19	12,000	13,151

	BB&T Corp.	3.950%	3/22/22	4,400	4,642
	Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	5,956
	BNP Paribas SA	2.400%	12/12/18	3,150	3,194
	BNP Paribas SA	5.000%	1/15/21	54,350	60,918
	BNP Paribas SA	3.250%	3/3/23	21,235	21,337
	BPCE SA	2.500%	12/10/18	3,375	3,427
	BPCE SA	2.250%	1/27/20	490	490
8	BPCE SA	3.500%	4/24/20	1,100	778
	BPCE SA	4.000%	4/15/24	50,690	52,922
	Branch Banking & Trust Co.	2.850%	4/1/21	10,425	10,493
	Branch Banking & Trust Co.	3.625%	9/16/25	27,345	27,523
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,448
	Capital One Financial Corp.	3.200%	2/5/25	2,650	2,562
	Capital One NA	1.500%	3/22/18	7,000	6,897
	Capital One NA	2.950%	7/23/21	5,300	5,278
	Citigroup Inc.	6.125%	11/21/17	12,491	13,590
	Citigroup Inc.	6.125%	5/15/18	9,000	9,910
	Citigroup Inc.	8.500%	5/22/19	19,317	23,253
	Citigroup Inc.	5.375%	8/9/20	31,422	35,320
	Citigroup Inc.	4.500%	1/14/22	46,600	50,397
	Citigroup Inc.	3.375%	3/1/23	21,000	21,080
	Citigroup Inc.	3.875%	10/25/23	28,500	29,427
	Citigroup Inc.	3.750%	6/16/24	12,000	12,243
	Citigroup Inc.	3.300%	4/27/25	15,000	14,670
	Citigroup Inc.	5.500%	9/13/25	9,000	9,856
[4,7,9]Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Commonwealth Bank of Australia	2.500%	9/20/18	8,165	8,330
7	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,979
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	2,999
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,793
	Commonwealth Bank of Australia	2.400%	11/2/20	5,382	5,363
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	4,000	4,034
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	3,500	3,503
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	5,744	6,327
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	53,100	56,213
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	51,880	52,369
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	68,532	71,530
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	5/21/25	25,310	25,226
10	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	9/14/27	4,800	7,905
	Credit Suisse	2.300%	5/28/19	9,820	9,850
	Credit Suisse	3.000%	10/29/21	40,000	40,132
	Credit Suisse	3.625%	9/9/24	69,650	70,011
7	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	10,000	9,770
	Deutsche Bank AG	2.500%	2/13/19	4,000	4,034
	Deutsche Bank AG	2.950%	8/20/20	10,000	10,029
	Deutsche Bank AG	3.700%	5/30/24	34,250	34,260
	Discover Bank	7.000%	4/15/20	3,665	4,220
	Discover Bank	3.100%	6/4/20	14,990	15,124
	Fifth Third Bank	2.875%	10/1/21	10,000	9,965
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,199

	Goldman Sachs Group Inc.	6.250%	9/1/17	3,000	3,249
	Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,045
	Goldman Sachs Group Inc.	6.150%	4/1/18	2,315	2,546
	Goldman Sachs Group Inc.	2.900%	7/19/18	55	57
	Goldman Sachs Group Inc.	2.625%	1/31/19	2,240	2,277
	Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	17,482
	Goldman Sachs Group Inc.	2.550%	10/23/19	2,200	2,216
	Goldman Sachs Group Inc.	6.000%	6/15/20	14,720	16,848
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,579	2,592
	Goldman Sachs Group Inc.	5.250%	7/27/21	22,087	24,685
	Goldman Sachs Group Inc.	5.750%	1/24/22	42,535	48,749
	Goldman Sachs Group Inc.	3.625%	1/22/23	13,300	13,562
	Goldman Sachs Group Inc.	4.000%	3/3/24	47,290	48,585
	Goldman Sachs Group Inc.	3.850%	7/8/24	9,400	9,569
	Goldman Sachs Group Inc.	3.500%	1/23/25	8,000	7,909
	Goldman Sachs Group Inc.	3.750%	5/22/25	40,000	40,301
	Goldman Sachs Group Inc.	4.250%	10/21/25	15,463	15,493
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,804
	HSBC Holdings plc	5.100%	4/5/21	53,948	60,218
	HSBC Holdings plc	4.000%	3/30/22	30,100	31,759
	HSBC Holdings plc	4.250%	3/14/24	35,000	35,353
	HSBC Holdings plc	4.250%	8/18/25	25,000	25,127
	HSBC USA Inc.	2.375%	11/13/19	17,185	17,156
	HSBC USA Inc.	2.750%	8/7/20	1,890	1,903
	Huntington National Bank	2.875%	8/20/20	5,600	5,621
	JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,218
	JPMorgan Chase & Co.	6.000%	1/15/18	6,000	6,548
	JPMorgan Chase & Co.	1.800%	1/25/18	8,100	8,123
	JPMorgan Chase & Co.	1.625%	5/15/18	3,395	3,381
	JPMorgan Chase & Co.	6.300%	4/23/19	10,650	12,101
	JPMorgan Chase & Co.	2.200%	10/22/19	6,000	5,982
	JPMorgan Chase & Co.	2.250%	1/23/20	7,500	7,434
	JPMorgan Chase & Co.	4.950%	3/25/20	21,496	23,552
	JPMorgan Chase & Co.	2.750%	6/23/20	6,075	6,120
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	19,946
	JPMorgan Chase & Co.	4.250%	10/15/20	20,480	21,922
	JPMorgan Chase & Co.	2.550%	10/29/20	11,384	11,327
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,436
	JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,232
	JPMorgan Chase & Co.	4.500%	1/24/22	28,610	31,018
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	23,650
	JPMorgan Chase & Co.	3.200%	1/25/23	26,858	26,727
	JPMorgan Chase & Co.	3.875%	2/1/24	22,900	23,682
	JPMorgan Chase & Co.	3.625%	5/13/24	14,750	14,868
	JPMorgan Chase & Co.	3.125%	1/23/25	9,200	8,933
	JPMorgan Chase & Co.	3.900%	7/15/25	22,301	22,870
4	JPMorgan Chase & Co.	5.300%	12/29/49	5,220	5,227
	JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	6,978
	JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	11,218
	KeyBank NA	1.650%	2/1/18	4,000	3,999
	KeyBank NA	3.300%	6/1/25	10,000	9,914
[4,7]	LBG Capital No.1 plc	8.000%	12/29/49	3,763	4,215
	Lloyds Bank plc	2.700%	8/17/20	21,670	21,888
	Lloyds Bank plc	6.375%	1/21/21	16,892	20,077
	Lloyds Bank plc	3.500%	5/14/25	18,630	18,666
7	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,732
7	Macquarie Bank Ltd.	4.875%	6/10/25	7,910	7,885
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	9,380

Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,797
Manufacturers & Traders Trust Co.	2.900%	2/6/25	22,400	21,524
7 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	19,944
7 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	11,875	11,850
Morgan Stanley	5.950%	12/28/17	2,000	2,175
Morgan Stanley	6.625%	4/1/18	5,700	6,326
Morgan Stanley	7.300%	5/13/19	5,000	5,836
Morgan Stanley	5.625%	9/23/19	20,500	22,858
Morgan Stanley	5.500%	1/26/20	16,035	17,878
Morgan Stanley	2.650%	1/27/20	4,300	4,329
Morgan Stanley	2.800%	6/16/20	4,600	4,642
Morgan Stanley	5.500%	7/24/20	12,000	13,486
Morgan Stanley	5.750%	1/25/21	24,000	27,356
Morgan Stanley	5.500%	7/28/21	26,800	30,426
Morgan Stanley	3.750%	2/25/23	26,000	26,795
Morgan Stanley	3.875%	4/29/24	43,400	44,503
Morgan Stanley	4.000%	7/23/25	9,449	9,705
MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,351
MUFG Americas Holdings Corp.	3.000%	2/10/25	10,000	9,541
National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,351
7 Nationwide Building Society	2.350%	1/21/20	11,468	11,452
7 Nationwide Building Society	3.900%	7/21/25	8,000	8,231
7 Nordea Bank AB	1.875%	9/17/18	6,215	6,213
7 Nordea Bank AB	2.500%	9/17/20	4,715	4,731
Northern Trust Co.	5.850%	11/9/17	7,280	7,893
Northern Trust Co.	6.500%	8/15/18	4,000	4,506
Northern Trust Corp.	3.450%	11/4/20	500	524
Northern Trust Corp.	3.375%	8/23/21	13,036	13,685
People's United Financial Inc.	3.650%	12/6/22	11,405	11,288
PNC Bank NA	6.000%	12/7/17	4,500	4,878
PNC Bank NA	6.875%	4/1/18	12,085	13,404
PNC Bank NA	2.200%	1/28/19	4,630	4,668
PNC Bank NA	2.400%	10/18/19	10,000	10,068
PNC Bank NA	2.600%	7/21/20	15,120	15,295
PNC Bank NA	2.450%	11/5/20	2,218	2,216
PNC Bank NA	2.700%	11/1/22	41,080	39,713
PNC Bank NA	2.950%	1/30/23	15,000	14,677
PNC Bank NA	3.800%	7/25/23	15,750	16,298
PNC Bank NA	3.300%	10/30/24	19,634	19,535
PNC Bank NA	2.950%	2/23/25	16,680	16,234
PNC Bank NA	3.250%	6/1/25	12,425	12,358
PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,358
PNC Funding Corp.	6.700%	6/10/19	12,000	13,882
PNC Funding Corp.	5.125%	2/8/20	21,243	23,693
PNC Funding Corp.	4.375%	8/11/20	23,000	24,992
PNC Funding Corp.	3.300%	3/8/22	14,570	15,037
Regions Bank	7.500%	5/15/18	1,732	1,948
Regions Financial Corp.	2.000%	5/15/18	2,000	1,999
Royal Bank of Canada	2.100%	10/14/20	11,530	11,474
Royal Bank of Scotland plc	5.625%	8/24/20	5,626	6,340
Royal Bank of Scotland plc	6.125%	1/11/21	4,500	5,216
Santander Bank NA	8.750%	5/30/18	5,000	5,715
7 Santander UK Group Holdings plc	4.750%	9/15/25	20,000	20,006
7 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	4,563	4,586
State Street Corp.	1.350%	5/15/18	3,000	2,991
State Street Corp.	2.550%	8/18/20	17,901	18,095
State Street Corp.	4.375%	3/7/21	10,740	11,747
State Street Corp.	3.100%	5/15/23	15,025	14,761

State Street Corp.	3.700%	11/20/23	32,620	34,061
State Street Corp.	3.300%	12/16/24	27,435	27,768
State Street Corp.	3.550%	8/18/25	36,058	37,032
4 State Street Corp.	5.250%	12/29/49	5,240	5,279
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,033	1,027
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,010
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,451
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,013
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,000	5,071
Svenska Handelsbanken AB	2.400%	10/1/20	3,068	3,064
Synchrony Financial	2.700%	2/3/20	8,550	8,425
Synchrony Financial	3.750%	8/15/21	27,100	27,296
Synchrony Financial	4.500%	7/23/25	10,000	10,144
Toronto-Dominion Bank	2.250%	11/5/19	25,705	25,887
UBS AG	2.375%	8/14/19	4,340	4,361
UBS AG	2.350%	3/26/20	8,000	8,010
US Bancorp	4.125%	5/24/21	28,055	30,210
US Bancorp	3.000%	3/15/22	23,724	24,074
US Bancorp	2.950%	7/15/22	35,200	34,975
US Bancorp	3.700%	1/30/24	18,500	19,403
US Bancorp	3.600%	9/11/24	14,800	15,063
US Bank NA	2.125%	10/28/19	4,441	4,466
US Bank NA	2.800%	1/27/25	14,400	14,105
Wachovia Corp.	5.625%	10/15/16	8,000	8,356
Wachovia Corp.	5.750%	6/15/17	4,280	4,579
Wachovia Corp.	5.750%	2/1/18	11,025	12,032
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	15
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	19
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	22
Wells Fargo & Co.	5.625%	12/11/17	11,400	12,374
Wells Fargo & Co.	2.150%	1/15/19	18,636	18,786
Wells Fargo & Co.	2.150%	1/30/20	15,460	15,404
Wells Fargo & Co.	2.600%	7/22/20	19,260	19,414
Wells Fargo & Co.	4.600%	4/1/21	31,673	34,683
Wells Fargo & Co.	3.500%	3/8/22	30,172	31,363
Wells Fargo & Co.	3.450%	2/13/23	36,700	36,779
Wells Fargo & Co.	4.125%	8/15/23	13,100	13,593
Wells Fargo & Co.	3.300%	9/9/24	58,830	58,758
Wells Fargo & Co.	3.000%	2/19/25	10,180	9,869
Wells Fargo & Co.	3.550%	9/29/25	17,359	17,437
Wells Fargo Bank NA	6.000%	11/15/17	8,000	8,683
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,402
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,133
Westpac Banking Corp.	4.875%	11/19/19	10,795	11,917
Westpac Banking Corp.	2.300%	5/26/20	4,460	4,513

Brokerage (1.6%)
Affiliated Managers Group Inc.	4.250%	2/15/24	10,000	10,213
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,282
Ameriprise Financial Inc.	5.300%	3/15/20	9,570	10,739
Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,348
Ameriprise Financial Inc.	3.700%	10/15/24	26,500	26,953
BlackRock Inc.	4.250%	5/24/21	4,250	4,641
BlackRock Inc.	3.375%	6/1/22	12,000	12,451
BlackRock Inc.	3.500%	3/18/24	20,000	20,503

Charles Schwab Corp.	4.450%	7/22/20	6,500	7,127
Charles Schwab Corp.	3.225%	9/1/22	11,150	11,445
CME Group Inc.	3.000%	3/15/25	13,500	13,395
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,325
Franklin Resources Inc.	2.800%	9/15/22	11,000	10,901
Franklin Resources Inc.	2.850%	3/30/25	8,000	7,714
Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	35,522
Invesco Finance plc	3.125%	11/30/22	30,485	30,695
Invesco Finance plc	4.000%	1/30/24	21,300	22,171
Invesco Finance plc	3.750%	1/15/26	15,323	15,417
Jefferies Group LLC	6.875%	4/15/21	8,000	8,974
Jefferies Group LLC	5.125%	1/20/23	5,000	4,964
Legg Mason Inc.	3.950%	7/15/24	5,000	4,972
9 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Nomura Holdings Inc.	2.750%	3/19/19	9,950	10,096
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	16,630
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,627

Finance Companies (1.3%)
Air Lease Corp.	3.375%	1/15/19	8,000	8,140
Air Lease Corp.	3.875%	4/1/21	6,000	6,120
Air Lease Corp.	4.250%	9/15/24	9,000	8,865
7 GE Capital International Funding Corp.	2.342%	11/15/20	118,453	118,702
7 GE Capital International Funding Corp.	3.373%	11/15/25	29,316	29,733
HSBC Finance Corp.	6.676%	1/15/21	63,939	74,308
7 Peachtree Corners Funding Trust	3.976%	2/15/25	15,000	15,022

Insurance (4.8%)
ACE INA Holdings Inc.	2.875%	11/3/22	6,935	6,938
ACE INA Holdings Inc.	2.700%	3/13/23	7,695	7,446
ACE INA Holdings Inc.	3.350%	5/15/24	20,000	20,080
ACE INA Holdings Inc.	3.150%	3/15/25	14,000	13,737
ACE INA Holdings Inc.	3.350%	5/3/26	20,436	20,480
Aetna Inc.	2.750%	11/15/22	24,000	23,257
Aetna Inc.	3.500%	11/15/24	15,000	15,086
Aflac Inc.	4.000%	2/15/22	2,000	2,120
Aflac Inc.	3.625%	6/15/23	16,000	16,298
Aflac Inc.	3.625%	11/15/24	15,000	15,242
7	AIA Group Ltd.	3.200%	3/11/25	12,000	11,616
Alleghany Corp.	4.950%	6/27/22	2,586	2,794
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	21,000	20,876
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,209
Allstate Corp.	3.150%	6/15/23	1,000	1,004
4	Allstate Corp.	5.750%	8/15/53	5,000	5,181
Alterra Finance LLC	6.250%	9/30/20	8,000	9,147
American Financial Group Inc.	9.875%	6/15/19	10,000	12,311
American International Group Inc.	4.875%	6/1/22	1,650	1,823
American International Group Inc.	3.875%	1/15/35	1,315	1,224
Anthem Inc.	4.350%	8/15/20	2,000	2,127
Anthem Inc.	3.700%	8/15/21	3,090	3,176
[4,11] Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	2,700	3,252
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,688
Axis Specialty Finance LLC	5.875%	6/1/20	25,240	28,300
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	20,202	22,174
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,193
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,360	4,426
Berkshire Hathaway Inc.	3.750%	8/15/21	11,500	12,251

	Berkshire Hathaway Inc.	3.400%	1/31/22	12,706	13,327
11	Berkshire Hathaway Inc.	0.750%	3/16/23	8,000	8,459
11	Berkshire Hathaway Inc.	1.125%	3/16/27	8,300	8,197
	Brown & Brown Inc.	4.200%	9/15/24	15,000	15,004
4	Chubb Corp.	6.375%	3/29/67	4,900	4,704
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,627
	CNA Financial Corp.	3.950%	5/15/24	2,000	2,011
[4,11] CNP Assurances		4.000%	11/29/49	1,800	1,904
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,481
	First American Financial Corp.	4.600%	11/15/24	12,000	12,181
7	Five Corners Funding Trust	4.419%	11/15/23	15,000	15,801
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,185
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,113
7	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,668
	Kemper Corp.	4.350%	2/15/25	15,000	15,118
	Loews Corp.	2.625%	5/15/23	8,000	7,645
	Manulife Financial Corp.	4.900%	9/17/20	24,150	26,495
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,282
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,334
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	8,000	8,362
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	22,915	22,838
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,000	11,862
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	12,000	12,055
7	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,111
	MetLife Inc.	4.750%	2/8/21	17,000	18,797
	MetLife Inc.	3.048%	12/15/22	17,000	16,894
	MetLife Inc.	4.368%	9/15/23	38,430	41,440
	MetLife Inc.	3.600%	4/10/24	28,005	28,836
	MetLife Inc.	3.000%	3/1/25	18,500	17,962
4	MetLife Inc.	5.250%	12/29/49	2,635	2,668
7	New York Life Global Funding	1.950%	2/11/20	6,595	6,531
	OneBeacon US Holdings Inc.	4.600%	11/9/22	7,269	7,292
	PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,302
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,308
	Principal Financial Group Inc.	8.875%	5/15/19	3,395	4,124
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,477
7	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,584
4	Progressive Corp.	6.700%	6/15/67	6,500	6,533
	Prudential Financial Inc.	2.350%	8/15/19	1,950	1,956
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,360
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,229
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,484
4	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,177
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,449
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,000	3,193
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,064
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,641
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,572
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,960
7	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	30,000	30,563
	Torchmark Corp.	9.250%	6/15/19	3,000	3,685
	Trinity Acquisition plc	4.625%	8/15/23	3,000	3,103
	UnitedHealth Group Inc.	2.300%	12/15/19	10,000	10,052
	UnitedHealth Group Inc.	2.700%	7/15/20	3,870	3,962
	UnitedHealth Group Inc.	3.875%	10/15/20	14,000	14,980
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,360
	UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,173
	UnitedHealth Group Inc.	2.875%	3/15/22	26,816	26,939

	UnitedHealth Group Inc.	3.350%	7/15/22	17,660	18,306
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,831
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	8,934
	UnitedHealth Group Inc.	3.750%	7/15/25	38,550	40,155
11	Willow No.2 Ireland plc for Zurich Insurance
	Co. Ltd.	3.375%	6/27/22	6,250	7,717
	WR Berkley Corp.	4.625%	3/15/22	2,977	3,162

	Real Estate Investment Trusts (2.4%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,435
	American Campus Communities Operating
	Partnership LP	3.750%	4/15/23	2,000	1,964
	BioMed Realty LP	4.250%	7/15/22	3,082	3,025
	Boston Properties LP	3.125%	9/1/23	2,654	2,564
	Boston Properties LP	3.800%	2/1/24	3,375	3,450
	Brandywine Operating Partnership LP	4.100%	10/1/24	17,000	16,510
	Brixmor Operating Partnership LP	3.850%	2/1/25	7,000	6,832
	CubeSmart LP	4.375%	12/15/23	725	750
	CubeSmart LP	4.000%	11/15/25	6,000	5,977
	DDR Corp.	3.375%	5/15/23	7,000	6,667
	DDR Corp.	3.625%	2/1/25	10,000	9,492
7	Digital Delta Holdings LLC	3.400%	10/1/20	2,247	2,258
7	Digital Delta Holdings LLC	4.750%	10/1/25	9,213	9,347
	Digital Realty Trust LP	5.250%	3/15/21	12,225	13,233
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,357
	Duke Realty LP	6.500%	1/15/18	5	5
	Duke Realty LP	3.625%	4/15/23	9,000	8,838
	ERP Operating LP	3.375%	6/1/25	27,000	26,845
	Essex Portfolio LP	3.500%	4/1/25	12,182	11,824
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,418
	Federal Realty Investment Trust	3.000%	8/1/22	22,448	22,223
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,872
	Federal Realty Investment Trust	3.950%	1/15/24	13,269	13,791
7	Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,177
7	Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,063
	HCP Inc.	2.625%	2/1/20	7,000	6,935
	HCP Inc.	5.375%	2/1/21	11,600	12,780
	Health Care REIT Inc.	4.000%	6/1/25	4,020	3,983
	Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	12,722
	Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	6,810
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,000	1,989
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	8,030	7,853
	Highwoods Realty LP	3.200%	6/15/21	6,000	5,907
	Kilroy Realty LP	4.375%	10/1/25	2,500	2,534
	Liberty Property LP	4.400%	2/15/24	4,000	4,087
	Liberty Property LP	3.750%	4/1/25	1,340	1,295
	National Retail Properties Inc.	4.000%	11/15/25	8,000	7,957
	Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,499
7	Omega Healthcare Investors Inc.	5.250%	1/15/26	14,982	15,581
7	Omega Healthcare Investors Inc.	4.500%	4/1/27	10,000	9,550
[11] Prologis LP		1.375%	5/13/21	5,397	5,859
	Realty Income Corp.	4.650%	8/1/23	6,000	6,328
	Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,571
	Simon Property Group LP	2.500%	9/1/20	1,760	1,767
	Simon Property Group LP	4.375%	3/1/21	28,394	30,903
	Simon Property Group LP	4.125%	12/1/21	20,822	22,332
	Simon Property Group LP	3.375%	3/15/22	7,000	7,210
	Simon Property Group LP	2.750%	2/1/23	7,500	7,342

Simon Property Group LP	3.750%	2/1/24	30,500	31,581
Simon Property Group LP	3.375%	10/1/24	4,000	4,030
Simon Property Group LP	3.500%	9/1/25	12,997	13,033
UDR Inc.	4.625%	1/10/22	3,455	3,716
Ventas Realty LP	3.750%	5/1/24	10,000	9,874
Weingarten Realty Investors	3.375%	10/15/22	5,694	5,580
Weingarten Realty Investors	3.850%	6/1/25	3,404	3,336
Welltower Inc.	6.125%	4/15/20	5,000	5,684
Welltower Inc.	4.950%	1/15/21	8,000	8,662
Welltower Inc.	3.750%	3/15/23	5,000	4,928
Welltower Inc.	4.500%	1/15/24	7,000	7,274
				6,146,209
Industrial (40.0%)
Basic Industry (2.4%)
Agrium Inc.	3.150%	10/1/22	3,908	3,774
Agrium Inc.	3.500%	6/1/23	15,000	14,710
Agrium Inc.	3.375%	3/15/25	5,000	4,707
Air Products & Chemicals Inc.	3.000%	11/3/21	5,390	5,483
Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,086
Airgas Inc.	2.375%	2/15/20	3,725	3,699
Airgas Inc.	3.050%	8/1/20	4,690	4,751
Airgas Inc.	3.650%	7/15/24	3,500	3,480
Barrick Gold Corp.	3.850%	4/1/22	1,891	1,774
8 BHP Billiton Finance Ltd.	3.000%	3/30/20	5,340	3,703
10 BHP Billiton Finance Ltd.	3.250%	9/25/24	10,000	15,242
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	18,030	18,322
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,750	17,587
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	26,800	27,544
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,701
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,132
CF Industries Inc.	7.125%	5/1/20	3,480	4,054
CF Industries Inc.	3.450%	6/1/23	5,685	5,441
Dow Chemical Co.	8.550%	5/15/19	12,245	14,725
Dow Chemical Co.	3.500%	10/1/24	2,000	1,962
Eastman Chemical Co.	4.500%	1/15/21	8,139	8,699
EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,197
EI du Pont de Nemours & Co.	4.250%	4/1/21	967	1,034
EI du Pont de Nemours & Co.	2.800%	2/15/23	18,225	17,529
Freeport-McMoRan Inc.	3.875%	3/15/23	5,000	3,913
Goldcorp Inc.	3.700%	3/15/23	4,000	3,843
LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,609
LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,687
LyondellBasell Industries NV	5.750%	4/15/24	4,340	4,891
Monsanto Co.	2.125%	7/15/19	7,397	7,375
Monsanto Co.	2.750%	7/15/21	15,885	15,762
Monsanto Co.	2.200%	7/15/22	14,160	13,017
Monsanto Co.	3.375%	7/15/24	15,000	14,677
Monsanto Co.	2.850%	4/15/25	6,000	5,585
Newmont Mining Corp.	3.500%	3/15/22	4,000	3,692
Packaging Corp. of America	3.650%	9/15/24	7,000	6,992
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	6,559	7,477
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,764	5,217
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	10,955	10,312
PPG Industries Inc.	3.600%	11/15/20	10,840	11,297
11 PPG Industries Inc.	0.875%	3/13/22	6,563	7,039
11 PPG Industries Inc.	1.400%	3/13/27	3,800	3,856
Praxair Inc.	4.050%	3/15/21	8,000	8,645

	Praxair Inc.	3.000%	9/1/21	16,915	17,271
	Praxair Inc.	2.450%	2/15/22	8,215	8,076
	Praxair Inc.	2.650%	2/5/25	2,865	2,779
[11] Praxair Inc.		1.625%	12/1/25	8,000	8,832
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,000	3,632
	Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,500	11,963
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	12,935	13,568
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	18,820	19,243
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,000	9,829
	Rio Tinto Finance USA plc	3.500%	3/22/22	11,000	11,045
	Rio Tinto Finance USA plc	2.875%	8/21/22	5,000	4,840
	Southern Copper Corp.	3.875%	4/23/25	7,000	6,641
	Syngenta Finance NV	3.125%	3/28/22	8,895	8,727
	Vale Overseas Ltd.	5.625%	9/15/19	6,000	6,112

	Capital Goods (3.6%)
	ABB Finance USA Inc.	2.875%	5/8/22	5,000	4,953
7	ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,386
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,007
7	Airbus Group Finance BV	2.700%	4/17/23	23,895	23,838
	Boeing Co.	4.875%	2/15/20	10,580	11,850
	Boeing Co.	2.200%	10/30/22	6,575	6,413
	Boeing Co.	7.950%	8/15/24	17,489	23,650
	Boeing Co.	2.850%	10/30/24	5,000	4,986
	Boeing Co.	2.600%	10/30/25	9,575	9,266
[10] Bouygues SA		5.500%	10/6/26	8,750	15,664
	Caterpillar Financial Services Corp.	2.850%	6/1/22	5,700	5,667
	Caterpillar Financial Services Corp.	3.750%	11/24/23	14,000	14,467
	Caterpillar Inc.	2.600%	6/26/22	15,000	14,671
	Crane Co.	4.450%	12/15/23	2,000	2,079
7	CRH America Inc.	3.875%	5/18/25	10,000	10,039
	Danaher Corp.	3.900%	6/23/21	22,957	24,702
	Danaher Corp.	3.350%	9/15/25	16,245	16,566
	Deere & Co.	4.375%	10/16/19	11,850	12,770
	Deere & Co.	2.600%	6/8/22	33,975	33,597
11 DH Europe Finance SA		1.700%	1/4/22	14,351	16,195
	Dover Corp.	3.150%	11/15/25	7,950	7,905
7	Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,172
	Embraer SA	5.150%	6/15/22	8,000	7,926
	Flowserve Corp.	3.500%	9/15/22	5,000	4,935
	General Dynamics Corp.	2.250%	11/15/22	21,925	21,098
	General Electric Capital Corp.	6.000%	8/7/19	3,694	4,235
	General Electric Capital Corp.	5.500%	1/8/20	5,948	6,748
	General Electric Capital Corp.	2.200%	1/9/20	1,768	1,786
	General Electric Capital Corp.	5.550%	5/4/20	614	701
	General Electric Capital Corp.	4.375%	9/16/20	7,120	7,808
	General Electric Capital Corp.	4.625%	1/7/21	3,863	4,285
	General Electric Capital Corp.	5.300%	2/11/21	3,866	4,410
	General Electric Capital Corp.	3.150%	9/7/22	5,754	5,916
	General Electric Capital Corp.	3.100%	1/9/23	4,617	4,705
	General Electric Capital Corp.	3.450%	5/15/24	854	884
4	General Electric Capital Corp.	6.375%	11/15/67	7,000	7,490
	General Electric Co.	2.700%	10/9/22	47,000	47,012
	Harris Corp.	2.700%	4/27/20	2,680	2,636
	Harris Corp.	3.832%	4/27/25	10,000	9,887
	Honeywell International Inc.	3.350%	12/1/23	31,765	32,797
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	7,320	7,686
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,000	4,911

	John Deere Capital Corp.	3.150%	10/15/21	4,650	4,765
	John Deere Capital Corp.	2.750%	3/15/22	26,550	26,250
	John Deere Capital Corp.	2.800%	1/27/23	28,894	28,565
	L-3 Communications Corp.	5.200%	10/15/19	8,500	8,949
	L-3 Communications Corp.	4.750%	7/15/20	4,000	4,145
	L-3 Communications Corp.	3.950%	5/28/24	2,000	1,896
	Lockheed Martin Corp.	3.350%	9/15/21	15,148	15,606
	Lockheed Martin Corp.	2.900%	3/1/25	10,000	9,661
[11] Mohawk Industries Inc.		2.000%	1/14/22	8,713	9,812
	Owens Corning	6.500%	12/1/16	121	126
	Owens Corning	9.000%	6/15/19	195	230
	Parker Hannifin Corp.	3.500%	9/15/22	4,885	5,083
	Parker-Hannifin Corp.	3.300%	11/21/24	20,015	20,335
	Precision Castparts Corp.	2.500%	1/15/23	34,382	33,263
	Raytheon Co.	2.500%	12/15/22	30,000	29,545
	Rockwell Collins Inc.	3.100%	11/15/21	9,000	9,246
	Rockwell Collins Inc.	3.700%	12/15/23	2,300	2,399
	Roper Technologies Inc.	2.050%	10/1/18	3,175	3,153
	Roper Technologies Inc.	6.250%	9/1/19	2,700	3,034
	ROPER TECHNOLOGIES INC.	3.125%	11/15/22	3,000	2,942
7	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	6,690	6,768
7	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	13,655	13,772
	Textron Inc.	3.875%	3/1/25	7,000	6,934
	United Rentals North America Inc.	4.625%	7/15/23	5,285	5,305
	United Technologies Corp.	3.100%	6/1/22	14,000	14,356

	Communication (4.0%)
	21st Century Fox America Inc.	6.900%	3/1/19	7,000	8,033
	21st Century Fox America Inc.	3.700%	9/15/24	9,000	9,091
7	21st Century Fox America Inc.	3.700%	10/15/25	5,000	5,002
	America Movil SAB de CV	5.000%	10/16/19	12,000	13,099
	America Movil SAB de CV	5.000%	3/30/20	15,000	16,519
	America Movil SAB de CV	3.125%	7/16/22	38,225	37,676
	American Tower Corp.	4.500%	1/15/18	10,000	10,498
	American Tower Corp.	3.450%	9/15/21	15,565	15,665
	American Tower Corp.	3.500%	1/31/23	5,000	4,839
	American Tower Corp.	4.000%	6/1/25	12,000	11,863
	AT&T Inc.	5.800%	2/15/19	12,000	13,344
	AT&T Inc.	2.450%	6/30/20	6,000	5,935
	AT&T Inc.	4.450%	5/15/21	7,500	8,059
	AT&T Inc.	3.875%	8/15/21	7,329	7,609
	AT&T Inc.	3.000%	2/15/22	7,396	7,314
	AT&T Inc.	3.000%	6/30/22	16,000	15,681
	AT&T Inc.	3.400%	5/15/25	12,000	11,623
	British Telecommunications plc	2.350%	2/14/19	6,000	6,025
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	5,685	5,603
7	CCO Safari II LLC	4.908%	7/23/25	20,000	20,358
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	13,828
	Comcast Corp.	3.125%	7/15/22	20,126	20,689
	Comcast Corp.	2.850%	1/15/23	4,000	4,006
	Comcast Corp.	3.600%	3/1/24	38,000	39,822
	Comcast Corp.	3.375%	2/15/25	16,000	16,306
	Comcast Corp.	3.375%	8/15/25	29,000	29,506
[10] Deutsche Telekom International Finance BV		6.500%	4/8/22	10,000	18,686
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	7,500	8,238

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	9,375	10,042
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,637	11,628
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	13,800	14,124
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	11,568	11,923
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	5,000	4,971
Interpublic Group of Cos. Inc.	3.750%	2/15/23	6,000	5,896
7 McGraw Hill Financial Inc.	3.300%	8/14/20	6,710	6,824
7 McGraw Hill Financial Inc.	4.000%	6/15/25	5,365	5,341
Moody's Corp.	4.500%	9/1/22	16,700	17,689
NBCUniversal Media LLC	5.150%	4/30/20	15,560	17,563
NBCUniversal Media LLC	4.375%	4/1/21	28,710	31,543
NBCUniversal Media LLC	2.875%	1/15/23	20,000	20,076
Omnicom Group Inc.	4.450%	8/15/20	10,427	11,197
Omnicom Group Inc.	3.650%	11/1/24	6,000	5,956
Orange SA	2.750%	2/6/19	6,200	6,353
Orange SA	4.125%	9/14/21	6,400	6,886
Qwest Corp.	6.750%	12/1/21	12,628	13,563
Rogers Communications Inc.	4.100%	10/1/23	3,000	3,143
7 SBA Tower Trust	3.156%	10/15/20	6,620	6,617
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,041
Thomson Reuters Corp.	4.300%	11/23/23	12,000	12,459
Time Warner Cable Inc.	6.750%	7/1/18	5,000	5,546
Time Warner Cable Inc.	8.250%	4/1/19	4,500	5,241
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	4,978
Time Warner Inc.	4.750%	3/29/21	4,500	4,912
Time Warner Inc.	4.000%	1/15/22	5,000	5,244
Verizon Communications Inc.	6.350%	4/1/19	8,806	10,038
Verizon Communications Inc.	4.500%	9/15/20	17,000	18,444
Verizon Communications Inc.	3.450%	3/15/21	9,000	9,281
Verizon Communications Inc.	4.600%	4/1/21	18,000	19,589
Verizon Communications Inc.	3.000%	11/1/21	7,000	7,055
Verizon Communications Inc.	3.500%	11/1/21	15,971	16,550
Verizon Communications Inc.	2.450%	11/1/22	14,027	13,496
Verizon Communications Inc.	5.150%	9/15/23	28,000	31,241
Verizon Communications Inc.	4.150%	3/15/24	6,000	6,269
Viacom Inc.	3.125%	6/15/22	4,365	4,035
Vodafone Group plc	1.500%	2/19/18	3,750	3,740
Vodafone Group plc	4.375%	3/16/21	4,500	4,847
Vodafone Group plc	2.950%	2/19/23	9,904	9,491
Walt Disney Co.	3.150%	9/17/25	14,250	14,633
WPP Finance 2010	4.750%	11/21/21	5,000	5,439

Consumer Cyclical (4.9%)
7 Alibaba Group Holding Ltd.	2.500%	11/28/19	5,130	5,047
7 Alibaba Group Holding Ltd.	3.125%	11/28/21	30,375	29,863
7 Alibaba Group Holding Ltd.	3.600%	11/28/24	42,923	41,482
Amazon.com Inc.	3.300%	12/5/21	1,000	1,039
American Honda Finance Corp.	2.450%	9/24/20	5,380	5,412
Automatic Data Processing Inc.	2.250%	9/15/20	3,305	3,343
Automatic Data Processing Inc.	3.375%	9/15/25	14,470	14,898
AutoNation Inc.	3.350%	1/15/21	1,905	1,928
AutoNation Inc.	4.500%	10/1/25	7,000	7,159
AutoZone Inc.	3.700%	4/15/22	15,915	16,426

AutoZone Inc.	2.875%	1/15/23	8,500	8,288
Block Financial LLC	4.125%	10/1/20	5,000	5,075
Block Financial LLC	5.250%	10/1/25	10,000	10,196
Brinker International Inc.	3.875%	5/15/23	7,000	6,790
Costco Wholesale Corp.	2.250%	2/15/22	6,880	6,790
Cummins Inc.	3.650%	10/1/23	7,500	7,800
CVS Health Corp.	2.800%	7/20/20	50,170	50,996
CVS Health Corp.	2.750%	12/1/22	6,156	6,049
CVS Health Corp.	3.875%	7/20/25	15,000	15,402
7 Daimler Finance North America LLC	2.250%	3/2/20	5,130	5,078
7 Daimler Finance North America LLC	2.450%	5/18/20	5,290	5,265
7 Daimler Finance North America LLC	2.875%	3/10/21	11,605	11,557
7 Daimler Finance North America LLC	3.875%	9/15/21	3,506	3,615
7 Daimler Finance North America LLC	3.250%	8/1/24	6,500	6,332
Dollar General Corp.	3.250%	4/15/23	4,500	4,302
eBay Inc.	2.875%	8/1/21	5,585	5,445
Expedia Inc.	4.500%	8/15/24	7,000	6,982
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,587
Ford Motor Credit Co. LLC	3.157%	8/4/20	5,350	5,406
Ford Motor Credit Co. LLC	5.750%	2/1/21	19,545	22,083
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,437
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	4,983
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	6,931
Gap Inc.	5.950%	4/12/21	5,000	5,315
General Motors Co.	4.875%	10/2/23	6,000	6,330
General Motors Financial Co. Inc.	3.500%	7/10/19	8,655	8,774
General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	20,750
General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	4,894
General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,150
General Motors Financial Co. Inc.	4.000%	1/15/25	4,000	3,930
General Motors Financial Co. Inc.	4.300%	7/13/25	3,000	3,015
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,903
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	13,914
Harley-Davidson Inc.	3.500%	7/28/25	12,000	12,083
Harman International Industries Inc.	4.150%	5/15/25	10,000	9,810
Home Depot Inc.	4.400%	4/1/21	6,895	7,613
Home Depot Inc.	2.625%	6/1/22	12,960	13,020
Home Depot Inc.	2.700%	4/1/23	14,625	14,512
Home Depot Inc.	3.750%	2/15/24	10,000	10,663
Home Depot Inc.	3.350%	9/15/25	4,990	5,106
Kohl's Corp.	3.250%	2/1/23	5,970	5,747
Kohl's Corp.	4.250%	7/17/25	3,000	2,982
L Brands Inc.	6.625%	4/1/21	3,628	4,118
L Brands Inc.	5.625%	10/15/23	5,000	5,462
Lowe's Cos. Inc.	3.750%	4/15/21	24,150	25,720
Lowe's Cos. Inc.	3.800%	11/15/21	6,650	7,048
Lowe's Cos. Inc.	3.120%	4/15/22	15,000	15,330
Lowe's Cos. Inc.	3.875%	9/15/23	22,795	24,108
Lowe's Cos. Inc.	3.375%	9/15/25	11,130	11,250
Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	6,982
Marriott International Inc.	3.000%	3/1/19	2,500	2,550
Marriott International Inc.	3.250%	9/15/22	3,500	3,465
MasterCard Inc.	2.000%	4/1/19	1,250	1,260
MasterCard Inc.	3.375%	4/1/24	16,000	16,412
McDonald's Corp.	3.625%	5/20/21	4,500	4,725
McDonald's Corp.	2.625%	1/15/22	9,000	8,868
NVR Inc.	3.950%	9/15/22	10,000	10,207
O'Reilly Automotive Inc.	4.875%	1/14/21	5,320	5,794

	O'Reilly Automotive Inc.	4.625%	9/15/21	7,000	7,507
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,078
	PACCAR Financial Corp.	2.500%	8/14/20	755	758
[11] Priceline Group Inc.		1.800%	3/3/27	8,000	7,953
	QVC Inc.	3.125%	4/1/19	2,000	1,984
	QVC Inc.	4.850%	4/1/24	5,000	4,877
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,646
	Staples Inc.	2.750%	1/12/18	5,150	5,146
	Starbucks Corp.	2.700%	6/15/22	9,745	9,877
	Starbucks Corp.	3.850%	10/1/23	12,000	12,795
	Target Corp.	2.900%	1/15/22	9,800	10,009
	Target Corp.	3.500%	7/1/24	11,985	12,480
	TJX Cos. Inc.	6.950%	4/15/19	15,663	18,144
	TJX Cos. Inc.	2.750%	6/15/21	6,000	6,075
	TJX Cos. Inc.	2.500%	5/15/23	16,900	16,495
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,938
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,607
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	25,572
	Toyota Motor Credit Corp.	3.300%	1/12/22	16,000	16,594
	VF Corp.	3.500%	9/1/21	5,505	5,805
[10] Volkswagen Financial Services NV		2.375%	11/13/18	1,368	2,053
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	1,335	1,301
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	2,395	2,332
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	1,335	1,286
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	2,710	2,579
	Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,467
	Wal-Mart Stores Inc.	4.250%	4/15/21	13,619	15,106
	Wal-Mart Stores Inc.	2.550%	4/11/23	68,021	67,629
	Wal-Mart Stores Inc.	3.300%	4/22/24	17,930	18,594
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,000	15,035
7	Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,000
	Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,001
	Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,926

	Consumer Noncyclical (9.5%)
	Abbott Laboratories	2.550%	3/15/22	9,000	9,002
	AbbVie Inc.	2.900%	11/6/22	10,000	9,681
	AbbVie Inc.	3.600%	5/14/25	35,800	35,132
	Actavis Funding SCS	3.450%	3/15/22	21,500	21,371
	Actavis Funding SCS	3.850%	6/15/24	15,000	14,950
	Actavis Inc.	3.250%	10/1/22	30,191	29,666
	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,150
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	9,820
	Agilent Technologies Inc.	3.875%	7/15/23	7,500	7,465
	Allergan Inc.	2.800%	3/15/23	5,000	4,610
	Altria Group Inc.	9.250%	8/6/19	8,014	9,909
	Altria Group Inc.	2.850%	8/9/22	29,650	29,208
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	6,856
	AmerisourceBergen Corp.	3.400%	5/15/24	8,000	7,897
	AmerisourceBergen Corp.	3.250%	3/1/25	10,000	9,697
	Amgen Inc.	3.625%	5/15/22	12,000	12,337
	Amgen Inc.	3.625%	5/22/24	9,000	9,152
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	87
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,417
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,382	11,738
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,500	8,617
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,570	6,491
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	9,899

	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	8,007
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	13,529
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	36,346	34,683
7	BAT International Finance plc	9.500%	11/15/18	4,000	4,850
7	Baxalta Inc.	3.600%	6/23/22	7,000	7,071
7	Baxalta Inc.	4.000%	6/23/25	10,000	10,019
	Baxter International Inc.	5.375%	6/1/18	2,000	2,176
	Baxter International Inc.	4.500%	8/15/19	2,000	2,148
	Baxter International Inc.	4.250%	3/15/20	3,000	3,203
7	Bayer US Finance LLC	3.000%	10/8/21	7,000	7,130
	Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,120
	Becton Dickinson & Co.	3.250%	11/12/20	7,000	7,144
	Biogen Inc.	3.625%	9/15/22	10,000	10,188
	Biogen Inc.	4.050%	9/15/25	15,000	15,175
	Boston Scientific Corp.	6.000%	1/15/20	6,500	7,286
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,036
	Boston Scientific Corp.	3.850%	5/15/25	6,500	6,466
	Bottling Group LLC	5.125%	1/15/19	2,275	2,514
	Bristol-Myers Squibb Co.	2.000%	8/1/22	15,200	14,799
	Cardinal Health Inc.	3.500%	11/15/24	7,000	6,997
7	Cargill Inc.	4.307%	5/14/21	9,843	10,620
7	Cargill Inc.	3.250%	11/15/21	2,515	2,575
[11] Cargill Inc.		2.500%	2/15/23	14,141	16,440
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,480
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,106
	Celgene Corp.	3.250%	8/15/22	12,000	11,967
	Celgene Corp.	3.875%	8/15/25	12,000	12,008
	Clorox Co.	3.800%	11/15/21	5,000	5,285
	Clorox Co.	3.050%	9/15/22	1,400	1,393
	Coca-Cola Co.	3.150%	11/15/20	2,950	3,095
	Coca-Cola Co.	3.300%	9/1/21	10,245	10,768
	Coca-Cola Co.	3.200%	11/1/23	28,420	29,486
	Coca-Cola Co.	2.875%	10/27/25	22,000	21,735
[11] Coca-Cola Co.		1.125%	3/9/27	10,000	10,298
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,123
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,404
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,830
	Colgate-Palmolive Co.	2.300%	5/3/22	8,000	7,916
	Colgate-Palmolive Co.	1.950%	2/1/23	2,079	1,996
	Colgate-Palmolive Co.	2.100%	5/1/23	7,000	6,802
	Colgate-Palmolive Co.	3.250%	3/15/24	11,375	11,801
	ConAgra Foods Inc.	7.000%	4/15/19	2,502	2,856
	ConAgra Foods Inc.	3.250%	9/15/22	8,450	8,208
	ConAgra Foods Inc.	3.200%	1/25/23	16,555	15,775
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,346
	Constellation Brands Inc.	4.750%	11/15/24	5,000	5,238
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,376
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,575
	Covidien International Finance SA	2.950%	6/15/23	27,330	27,024
	DENTSPLY International Inc.	4.125%	8/15/21	1,900	1,966
	Diageo Capital plc	4.828%	7/15/20	5,689	6,279
	Diageo Capital plc	2.625%	4/29/23	10,300	9,978
	Diageo Investment Corp.	2.875%	5/11/22	11,000	10,948
	DIGNITY HEALTH CALIFORNIA GO	3.812%	11/1/24	1,000	1,026
	Dr Pepper Snapple Group Inc.	3.400%	11/15/25	10,000	9,962
	Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,878
	Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,469
	Express Scripts Holding Co.	4.750%	11/15/21	7,625	8,257

	Flowers Foods Inc.	4.375%	4/1/22	2,000	2,093
	Genzyme Corp.	5.000%	6/15/20	15,349	17,148
	Gilead Sciences Inc.	3.250%	9/1/22	10,420	10,557
	Gilead Sciences Inc.	3.700%	4/1/24	42,655	44,006
	Gilead Sciences Inc.	3.500%	2/1/25	62,774	63,586
	Gilead Sciences Inc.	3.650%	3/1/26	6,950	7,018
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	11,570	11,550
	GlaxoSmithKline Capital plc	2.850%	5/8/22	16,050	16,197
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	12,000	11,851
	Hershey Co.	4.125%	12/1/20	4,125	4,468
	Hershey Co.	2.625%	5/1/23	20,450	20,175
	Hershey Co.	3.200%	8/21/25	6,985	7,076
	Hormel Foods Corp.	4.125%	4/15/21	625	689
	JM Smucker Co.	2.500%	3/15/20	1,575	1,575
	JM Smucker Co.	3.000%	3/15/22	10,000	10,014
	JM Smucker Co.	3.500%	3/15/25	13,000	13,045
	Kimberly-Clark Corp.	7.500%	11/1/18	10,000	11,705
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,517
	Kimberly-Clark Corp.	3.050%	8/15/25	8,000	8,016
	Koninklijke Philips NV	3.750%	3/15/22	5,000	5,112
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,666
	Kraft Foods Group Inc.	3.500%	6/6/22	6,000	6,125
	Kroger Co.	2.200%	1/15/17	2,920	2,945
	Kroger Co.	3.300%	1/15/21	5,500	5,649
	Kroger Co.	2.950%	11/1/21	3,000	2,995
	Kroger Co.	3.400%	4/15/22	3,000	3,062
	Kroger Co.	3.850%	8/1/23	5,000	5,181
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	1,947
	McKesson Corp.	7.500%	2/15/19	6,100	7,076
	McKesson Corp.	2.850%	3/15/23	5,000	4,865
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,000	10,122
	Medtronic Inc.	2.500%	3/15/20	17,700	17,921
	Medtronic Inc.	4.450%	3/15/20	10,000	10,928
	Medtronic Inc.	3.125%	3/15/22	7,000	7,175
	Medtronic Inc.	3.150%	3/15/22	36,853	37,728
	Medtronic Inc.	2.750%	4/1/23	20,000	19,754
	Medtronic Inc.	3.625%	3/15/24	10,000	10,402
	Medtronic Inc.	3.500%	3/15/25	75,300	76,833
	Merck & Co. Inc.	2.350%	2/10/22	3,804	3,759
	Merck & Co. Inc.	2.400%	9/15/22	23,080	22,783
	Merck & Co. Inc.	2.800%	5/18/23	42,254	42,524
	Merck & Co. Inc.	2.750%	2/10/25	33,560	32,843
	Mondelez International Inc.	2.250%	2/1/19	5,000	5,021
[11] Mondelez International Inc.		1.000%	3/7/22	4,275	4,591
	Mondelez International Inc.	4.000%	2/1/24	8,000	8,315
[11] Mondelez International Inc.		1.625%	3/8/27	13,000	13,179
7	Mylan Inc.	3.125%	1/15/23	16,325	15,248
	Newell Rubbermaid Inc.	4.000%	12/1/24	4,500	4,508
	Newell Rubbermaid Inc.	3.900%	11/1/25	4,000	3,972
	Novartis Capital Corp.	4.400%	4/24/20	5,000	5,552
	Novartis Capital Corp.	2.400%	9/21/22	29,555	29,432
	Novartis Capital Corp.	3.400%	5/6/24	17,000	17,720
	PepsiCo Inc.	4.500%	1/15/20	13,800	15,172
	PepsiCo Inc.	3.000%	8/25/21	17,990	18,584
	PepsiCo Inc.	2.750%	3/5/22	13,860	13,992
	PepsiCo Inc.	3.100%	7/17/22	21,550	22,134
	PepsiCo Inc.	2.750%	3/1/23	9,000	8,961
	PepsiCo Inc.	3.600%	3/1/24	43,040	44,942

PepsiCo Inc.	2.750%	4/30/25	20,000	19,451
PepsiCo Inc.	3.500%	7/17/25	19,900	20,569
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,550
7 Pernod Ricard SA	5.750%	4/7/21	2,250	2,503
7 Pernod Ricard SA	4.450%	1/15/22	10,000	10,453
7 Pernod Ricard SA	4.250%	7/15/22	5,000	5,178
Perrigo Finance plc	3.900%	12/15/24	10,000	9,623
Pfizer Inc.	3.000%	6/15/23	10,000	10,077
Pfizer Inc.	3.400%	5/15/24	11,737	11,941
Pharmacia Corp.	6.500%	12/1/18	6,045	6,915
Philip Morris International Inc.	2.900%	11/15/21	6,000	6,097
Philip Morris International Inc.	2.500%	8/22/22	8,425	8,308
Philip Morris International Inc.	2.625%	3/6/23	2,000	1,958
Philip Morris International Inc.	3.600%	11/15/23	5,000	5,236
Philip Morris International Inc.	3.250%	11/10/24	16,000	16,218
Philip Morris International Inc.	3.375%	8/11/25	10,000	10,217
Procter & Gamble Co.	3.100%	8/15/23	13,000	13,422
Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,069
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,311
Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,050
7 Reynolds American Inc.	6.875%	5/1/20	8,304	9,557
Reynolds American Inc.	4.000%	6/12/22	5,000	5,228
Reynolds American Inc.	3.250%	11/1/22	5,011	4,978
Reynolds American Inc.	4.450%	6/12/25	20,000	20,913
7 Roche Holdings Inc.	3.350%	9/30/24	12,000	12,396
St. Jude Medical Inc.	3.250%	4/15/23	9,138	8,957
St. Jude Medical Inc.	3.875%	9/15/25	7,000	7,103
Stryker Corp.	4.375%	1/15/20	4,000	4,339
Stryker Corp.	3.375%	11/1/25	10,000	9,983
Sysco Corp.	3.750%	10/1/25	8,000	8,122
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,521	7,073
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,862
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,770
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,418
Tyson Foods Inc.	4.500%	6/15/22	12,470	13,294
Tyson Foods Inc.	3.950%	8/15/24	23,150	23,622
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,110
Unilever Capital Corp.	3.100%	7/30/25	12,000	12,155
Wyeth LLC	6.450%	2/1/24	4,752	5,845
Zoetis Inc.	3.250%	2/1/23	5,000	4,783

Energy (7.2%)
Anadarko Petroleum Corp.	3.450%	7/15/24	13,000	12,697
Baker Hughes Inc.	7.500%	11/15/18	4,845	5,580
BP Capital Markets plc	1.375%	5/10/18	2,000	2,002
BP Capital Markets plc	4.750%	3/10/19	8,350	9,051
BP Capital Markets plc	2.521%	1/15/20	5,000	5,058
BP Capital Markets plc	4.500%	10/1/20	20,500	22,484
BP Capital Markets plc	4.742%	3/11/21	8,748	9,676
BP Capital Markets plc	3.561%	11/1/21	31,470	32,787
BP Capital Markets plc	3.062%	3/17/22	8,970	8,993
BP Capital Markets plc	3.245%	5/6/22	35,000	35,512
BP Capital Markets plc	2.500%	11/6/22	16,352	15,763
BP Capital Markets plc	2.750%	5/10/23	34,560	33,583
BP Capital Markets plc	3.994%	9/26/23	5,000	5,244
BP Capital Markets plc	3.814%	2/10/24	35,410	36,468
BP Capital Markets plc	3.535%	11/4/24	8,970	9,073
BP Capital Markets plc	3.506%	3/17/25	12,000	12,076

Cameron International Corp.	3.600%	4/30/22	1,335	1,351
Cameron International Corp.	4.000%	12/15/23	5,000	5,141
Cameron International Corp.	3.700%	6/15/24	3,000	2,999
Cenovus Energy Inc.	3.800%	9/15/23	10,225	9,738
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,186
Chevron Corp.	4.950%	3/3/19	3,347	3,719
Chevron Corp.	2.193%	11/15/19	2,000	2,021
Chevron Corp.	1.961%	3/3/20	9,220	9,214
Chevron Corp.	2.411%	3/3/22	8,315	8,235
Chevron Corp.	2.355%	12/5/22	52,115	50,844
Chevron Corp.	3.191%	6/24/23	23,933	24,463
ConocoPhillips	6.000%	1/15/20	5,000	5,734
ConocoPhillips Co.	2.875%	11/15/21	12,000	12,018
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,559
ConocoPhillips Co.	3.350%	11/15/24	23,184	22,906
Continental Resources Inc.	5.000%	9/15/22	14,000	12,565
Continental Resources Inc.	3.800%	6/1/24	5,000	4,186
Devon Energy Corp.	6.300%	1/15/19	5,000	5,584
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	5,085
Diamond Offshore Drilling Inc.	3.450%	11/1/23	6,000	5,304
Dominion Gas Holdings LLC	3.600%	12/15/24	25,000	24,701
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	1,876
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,607
Enbridge Energy Partners LP	4.200%	9/15/21	6,150	6,019
Enbridge Energy Partners LP	5.875%	10/15/25	10,000	10,081
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,010
Enbridge Inc.	3.500%	6/10/24	3,000	2,651
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,247
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,728
Energy Transfer Partners LP	4.650%	6/1/21	7,850	7,790
Energy Transfer Partners LP	5.200%	2/1/22	22,908	22,851
Energy Transfer Partners LP	3.600%	2/1/23	11,439	10,119
Energy Transfer Partners LP	4.900%	2/1/24	3,042	2,873
Energy Transfer Partners LP	4.050%	3/15/25	1,000	878
Ensco plc	4.700%	3/15/21	14,300	12,868
Ensco plc	5.200%	3/15/25	6,000	5,013
Enterprise Products Operating LLC	5.200%	9/1/20	2,174	2,392
Enterprise Products Operating LLC	4.050%	2/15/22	5,000	5,104
Enterprise Products Operating LLC	3.350%	3/15/23	10,500	10,142
Enterprise Products Operating LLC	3.750%	2/15/25	15,923	15,346
4 Enterprise Products Operating LLC	8.375%	8/1/66	1,500	1,474
EOG Resources Inc.	5.625%	6/1/19	10,250	11,459
EOG Resources Inc.	2.450%	4/1/20	5,950	5,993
EOG Resources Inc.	4.400%	6/1/20	12,000	13,035
EOG Resources Inc.	4.100%	2/1/21	11,000	11,782
EOG Resources Inc.	2.625%	3/15/23	18,885	18,450
EOG Resources Inc.	3.150%	4/1/25	10,630	10,548
EQT Corp.	8.125%	6/1/19	5,500	6,380
EQT Corp.	4.875%	11/15/21	4,000	4,024
Exxon Mobil Corp.	2.397%	3/6/22	8,825	8,809
Exxon Mobil Corp.	2.709%	3/6/25	21,100	20,865
Halliburton Co.	6.150%	9/15/19	4,631	5,252
Halliburton Co.	3.250%	11/15/21	10,800	11,015
Halliburton Co.	3.500%	8/1/23	5,000	4,995
Hess Corp.	8.125%	2/15/19	5,075	5,892
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,053
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,250
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,104

Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,240
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,182
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,000	4,472
Kinder Morgan Inc.	4.300%	6/1/25	2,600	2,355
Marathon Oil Corp.	3.850%	6/1/25	18,000	16,178
Nabors Industries Inc.	5.000%	9/15/20	3,319	3,177
National Oilwell Varco Inc.	2.600%	12/1/22	24,000	22,304
Noble Energy Inc.	8.250%	3/1/19	6,000	6,988
Noble Energy Inc.	3.900%	11/15/24	1,000	952
Occidental Petroleum Corp.	4.100%	2/1/21	10,032	10,751
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,025
Occidental Petroleum Corp.	2.700%	2/15/23	32,604	31,809
Occidental Petroleum Corp.	3.500%	6/15/25	11,175	11,306
ONEOK Partners LP	8.625%	3/1/19	2,000	2,298
ONEOK Partners LP	3.375%	10/1/22	12,083	10,696
Petro-Canada	6.050%	5/15/18	4,000	4,409
Phillips 66	2.950%	5/1/17	4,000	4,090
Phillips 66	4.300%	4/1/22	9,000	9,534
Pioneer Natural Resources Co.	3.950%	7/15/22	3,000	2,992
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	14,970	14,698
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,902	1,743
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	9,542	8,956
Pride International Inc.	6.875%	8/15/20	12,178	11,962
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	7,410	7,262
Rowan Cos. Inc.	4.875%	6/1/22	8,000	6,424
7 Schlumberger Investment SA	3.300%	9/14/21	20,900	21,433
Schlumberger Investment SA	3.650%	12/1/23	32,500	33,660
Shell International Finance BV	4.300%	9/22/19	16,000	17,328
Shell International Finance BV	4.375%	3/25/20	14,035	15,340
Shell International Finance BV	2.375%	8/21/22	29,609	28,860
Shell International Finance BV	2.250%	1/6/23	10,500	10,064
Shell International Finance BV	3.400%	8/12/23	5,000	5,139
Shell International Finance BV	3.250%	5/11/25	38,000	37,951
Southwestern Energy Co.	7.500%	2/1/18	5,000	5,325
Southwestern Energy Co.	4.050%	1/23/20	5,000	4,827
Southwestern Energy Co.	4.100%	3/15/22	7,000	5,979
Southwestern Energy Co.	4.950%	1/23/25	10,000	8,725
Spectra Energy Partners LP	4.600%	6/15/21	2,900	3,030
Spectra Energy Partners LP	4.750%	3/15/24	14,215	14,624
Spectra Energy Partners LP	3.500%	3/15/25	12,000	11,138
Suncor Energy Inc.	3.600%	12/1/24	6,745	6,732
Talisman Energy Inc.	7.750%	6/1/19	3,000	3,308
Talisman Energy Inc.	3.750%	2/1/21	3,300	3,018
Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,725
Total Capital Canada Ltd.	2.750%	7/15/23	19,420	19,041
Total Capital International SA	2.750%	6/19/21	7,000	7,081
8 Total Capital International SA	4.250%	11/26/21	9,816	7,257
Total Capital International SA	2.875%	2/17/22	31,378	31,499
Total Capital International SA	2.700%	1/25/23	23,160	22,629
Total Capital International SA	3.700%	1/15/24	10,000	10,339
Total Capital International SA	3.750%	4/10/24	25,000	25,961
Total Capital SA	4.450%	6/24/20	20,212	22,183
Total Capital SA	4.125%	1/28/21	12,525	13,597
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,553

	TransCanada PipeLines Ltd.	2.500%	8/1/22	530	501
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,315	18,320
	Transocean Inc.	6.875%	12/15/21	5,000	3,925
	Valero Energy Corp.	9.375%	3/15/19	4,200	5,093
	Weatherford International Ltd.	9.625%	3/1/19	3,750	3,909
	Weatherford International Ltd.	5.125%	9/15/20	3,647	3,123
	Weatherford International Ltd.	4.500%	4/15/22	2,000	1,565
	Williams Cos. Inc.	4.550%	6/24/24	7,000	5,855
	Williams Partners LP	3.600%	3/15/22	9,000	8,142
	Williams Partners LP	4.500%	11/15/23	8,100	7,532
	Williams Partners LP	3.900%	1/15/25	4,000	3,401
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	5,000	4,525
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	9,000	8,100
7	Woodside Finance Ltd.	3.650%	3/5/25	15,000	13,654

	Other Industrial (0.3%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,000
	Fluor Corp.	3.500%	12/15/24	31,375	31,752
7	Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	19,240	20,818
7	Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	5,041

	Technology (6.4%)
	Adobe Systems Inc.	3.250%	2/1/25	4,000	3,954
	Altera Corp.	2.500%	11/15/18	10,000	10,147
	Altera Corp.	4.100%	11/15/23	4,623	4,840
	Apple Inc.	2.000%	5/6/20	9,585	9,619
	Apple Inc.	2.850%	5/6/21	37,125	38,142
	Apple Inc.	2.150%	2/9/22	19,000	18,719
	Apple Inc.	2.700%	5/13/22	19,350	19,528
8	Apple Inc.	3.700%	8/28/22	10,000	7,233
[11] Apple Inc.		1.000%	11/10/22	2,500	2,759
	Apple Inc.	2.400%	5/3/23	116,325	113,772
	Apple Inc.	3.450%	5/6/24	64,000	66,510
	Apple Inc.	2.500%	2/9/25	23,500	22,582
	Apple Inc.	3.200%	5/13/25	24,675	24,927
[11] Apple Inc.		1.625%	11/10/26	2,500	2,751
	Applied Materials Inc.	2.625%	10/1/20	4,165	4,195
	Applied Materials Inc.	4.300%	6/15/21	10,615	11,387
	Applied Materials Inc.	3.900%	10/1/25	26,975	27,027
	Autodesk Inc.	3.125%	6/15/20	5,000	5,019
	Autodesk Inc.	4.375%	6/15/25	10,000	10,022
	Baidu Inc.	3.250%	8/6/18	10,100	10,304
	Baidu Inc.	3.500%	11/28/22	13,000	12,914
	Broadcom Corp.	2.500%	8/15/22	9,000	8,787
	Broadcom Corp.	3.500%	8/1/24	6,485	6,443
	CA Inc.	3.600%	8/1/20	4,015	4,070
	Cisco Systems Inc.	4.950%	2/15/19	1,985	2,186
	Cisco Systems Inc.	2.125%	3/1/19	14,049	14,238
	Cisco Systems Inc.	2.450%	6/15/20	15,247	15,502
	Corning Inc.	4.250%	8/15/20	9,000	9,753
	EMC Corp.	3.375%	6/1/23	15,500	13,055
	Fidelity National Information Services Inc.	3.625%	10/15/20	4,000	4,072
	Fidelity National Information Services Inc.	4.500%	10/15/22	8,000	8,164
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,705	7,341
	Fidelity National Information Services Inc.	5.000%	10/15/25	8,000	8,249
	Fiserv Inc.	2.700%	6/1/20	5,350	5,355
	Fiserv Inc.	3.500%	10/1/22	8,000	8,085
	Fiserv Inc.	3.850%	6/1/25	3,000	3,015

7	Hewlett Packard Enterprise Co.	3.600%	10/15/20	5,000	5,023
7	Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,000	10,054
7	Hewlett Packard Enterprise Co.	4.900%	10/15/25	28,500	28,155
	HP Inc.	3.750%	12/1/20	804	820
	HP Inc.	4.300%	6/1/21	5,000	5,140
	HP Inc.	4.375%	9/15/21	4,022	4,117
	Intel Corp.	2.450%	7/29/20	5,075	5,155
	Intel Corp.	3.300%	10/1/21	34,900	36,586
	Intel Corp.	3.100%	7/29/22	11,500	11,819
	Intel Corp.	2.700%	12/15/22	28,000	28,061
	Intel Corp.	3.700%	7/29/25	47,621	49,453
	International Business Machines Corp.	1.875%	8/1/22	17,000	16,105
	International Business Machines Corp.	3.375%	8/1/23	31,000	31,527
	International Business Machines Corp.	3.625%	2/12/24	23,000	23,746
	KLA-Tencor Corp.	3.375%	11/1/19	1,285	1,305
	KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,017
	KLA-Tencor Corp.	4.650%	11/1/24	5,000	5,035
	Lam Research Corp.	3.800%	3/15/25	4,000	3,751
	Microsoft Corp.	2.000%	11/3/20	3,350	3,360
	Microsoft Corp.	2.375%	2/12/22	38,500	38,498
	Microsoft Corp.	2.650%	11/3/22	14,215	14,298
	Microsoft Corp.	2.125%	11/15/22	9,000	8,746
	Microsoft Corp.	3.625%	12/15/23	19,000	20,108
	Microsoft Corp.	2.700%	2/12/25	39,250	38,660
	Microsoft Corp.	3.125%	11/3/25	33,640	34,013
	Motorola Solutions Inc.	3.750%	5/15/22	7,000	6,464
	Oracle Corp.	2.375%	1/15/19	3,250	3,315
	Oracle Corp.	3.875%	7/15/20	13,000	14,004
	Oracle Corp.	2.800%	7/8/21	18,000	18,306
	Oracle Corp.	2.500%	5/15/22	30,730	30,263
	Oracle Corp.	2.500%	10/15/22	57,616	56,368
	Oracle Corp.	3.625%	7/15/23	24,000	25,014
	Oracle Corp.	3.400%	7/8/24	43,500	44,300
	Oracle Corp.	2.950%	5/15/25	40,000	39,133
	Pitney Bowes Inc.	4.625%	3/15/24	5,000	4,993
	QUALCOMM Inc.	2.250%	5/20/20	5,985	5,937
	QUALCOMM Inc.	3.000%	5/20/22	26,510	26,190
	QUALCOMM Inc.	3.450%	5/20/25	14,665	14,148
	Seagate HDD Cayman	4.750%	6/1/23	5,000	4,631
	Seagate HDD Cayman	4.750%	1/1/25	4,500	4,050
	Texas Instruments Inc.	2.250%	5/1/23	5,000	4,800
	Tyco Electronics Group SA	3.500%	2/3/22	16,710	17,138
[11] Tyco Electronics Group SA		1.100%	3/1/23	7,453	7,992
	Tyco Electronics Group SA	3.450%	8/1/24	7,000	7,028
	Verisk Analytics Inc.	4.125%	9/12/22	11,264	11,431
	Verisk Analytics Inc.	4.000%	6/15/25	8,000	7,796
	Xilinx Inc.	3.000%	3/15/21	6,000	6,060

	Transportation (1.7%)
4	American Airlines 2015-1 Class B Pass
	Through Trust	3.700%	11/1/24	5,000	4,894
	Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	3,925
	Canadian Pacific Railway Co.	4.450%	3/15/23	5,085	5,462
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	1,229	1,266
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	204	210

4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	979	1,099
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	1,214	1,338
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,739	4,244
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	6,183	6,539
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	7,735	7,928
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	25,434	26,101
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,264	1,304
	CSX Corp.	7.900%	5/1/17	5,000	5,480
	CSX Corp.	7.375%	2/1/19	3,375	3,916
4	CSX Transportation Inc.	6.251%	1/15/23	3,086	3,578
4,12	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	6,011	6,853
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	1,912	2,223
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	3,623	4,085
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	6,305	6,793
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	3,127	3,284
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	9,000	9,034
7	ERAC USA Finance LLC	6.375%	10/15/17	6,370	6,925
7	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,145
7	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,355
7	ERAC USA Finance LLC	3.850%	11/15/24	3,000	3,031
10	Firstgroup plc	8.750%	4/8/21	6,000	11,473
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	13,077	12,880
	JB Hunt Transport Services Inc.	3.300%	8/15/22	5,000	4,988
[4,5,12] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.771%	5/15/18	2,465	2,431
	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	9,000	8,666
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	4,302	4,808
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	20,000	20,225
	Union Pacific Corp.	4.163%	7/15/22	5,255	5,728
	Union Pacific Corp.	2.950%	1/15/23	5,939	5,987
	Union Pacific Corp.	2.750%	4/15/23	20,853	20,568
	Union Pacific Corp.	3.646%	2/15/24	5,000	5,252
	Union Pacific Corp.	3.750%	3/15/24	24,925	26,401
	Union Pacific Corp.	3.250%	8/15/25	5,000	5,081
4	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	5,393	5,582
4	United Airlines 2014-1 Class A Pass
	Through Trust	4.000%	10/11/27	7,277	7,477
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,931
	United Parcel Service Inc.	3.125%	1/15/21	7,400	7,728
	United Parcel Service Inc.	2.450%	10/1/22	55,500	54,817

					8,248,119
Utilities (5.6%)
	Electric (5.3%)
	Alabama Power Co.	3.375%	10/1/20	7,000	7,296
	Alabama Power Co.	3.550%	12/1/23	5,750	5,927
	Alabama Power Co.	2.800%	4/1/25	7,000	6,743
	Ameren Illinois Co.	2.700%	9/1/22	22,449	22,165
	Ameren Illinois Co.	3.250%	3/1/25	16,680	16,982
	Arizona Public Service Co.	3.350%	6/15/24	8,200	8,369
	Arizona Public Service Co.	3.150%	5/15/25	10,000	10,036
	Baltimore Gas & Electric Co.	3.500%	11/15/21	11,190	11,744
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,690
	Baltimore Gas & Electric Co.	3.350%	7/1/23	15,197	15,479
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,100	4,248
	CMS Energy Corp.	8.750%	6/15/19	11,180	13,573
	CMS Energy Corp.	6.250%	2/1/20	3,255	3,727
	CMS Energy Corp.	3.875%	3/1/24	1,065	1,097
	Commonwealth Edison Co.	3.400%	9/1/21	5,400	5,627
	Commonwealth Edison Co.	3.100%	11/1/24	3,990	3,967
	Connecticut Light & Power Co.	2.500%	1/15/23	24,900	24,311
	Consumers Energy Co.	6.125%	3/15/19	4,150	4,720
	Consumers Energy Co.	6.700%	9/15/19	6,319	7,377
	Consumers Energy Co.	5.650%	4/15/20	10,683	12,194
	Consumers Energy Co.	2.850%	5/15/22	15,640	15,793
	Consumers Energy Co.	3.375%	8/15/23	6,144	6,352
	Consumers Energy Co.	3.125%	8/31/24	16,000	16,148
	DTE Electric Co.	3.450%	10/1/20	7,680	8,081
	DTE Electric Co.	3.900%	6/1/21	14,650	15,729
	DTE Electric Co.	2.650%	6/15/22	1,000	992
	DTE Electric Co.	3.375%	3/1/25	14,575	14,890
	Duke Energy Progress LLC	3.250%	8/15/25	9,345	9,520
7	EDP Finance BV	4.900%	10/1/19	15,910	16,553
7	EDP Finance BV	4.125%	1/15/20	17,780	17,929
7	EDP Finance BV	5.250%	1/14/21	3,020	3,169
[11] Enel Finance International NV		1.966%	1/27/25	6,000	6,792
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,252
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,328
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,417
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,634
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,006
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	6,921
	Entergy Louisiana LLC	4.050%	9/1/23	5,400	5,690
	Entergy Louisiana LLC	5.400%	11/1/24	3,562	4,120
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,405
	Eversource Energy	4.500%	11/15/19	925	997
	Eversource Energy	2.800%	5/1/23	2,000	1,937
	Exelon Corp.	2.850%	6/15/20	8,030	8,035
	Exelon Corp.	3.950%	6/15/25	8,280	8,362
	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,171
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	5,099
	FirstEnergy Corp.	4.250%	3/15/23	17,918	18,069
7	FirstEnergy Transmission LLC	4.350%	1/15/25	10,090	10,323
	Florida Power & Light Co.	2.750%	6/1/23	21,755	21,791
	Florida Power & Light Co.	3.250%	6/1/24	6,960	7,178
[4,7] FPL Energy Marcus Hook LP		7.590%	7/10/18	4,930	5,177
	Georgia Power Co.	2.850%	5/15/22	9,959	9,815
	ITC Holdings Corp.	3.650%	6/15/24	7,000	7,033

7 Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,571
Kentucky Utilities Co.	3.300%	10/1/25	8,940	9,095
LG&E & KU Energy LLC	3.750%	11/15/20	13,086	13,680
LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,653
Louisville Gas & Electric Co.	3.300%	10/1/25	12,975	13,233
MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,801
MidAmerican Energy Co.	3.500%	10/15/24	37,390	38,711
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	5,450	5,432
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	15,785	15,923
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	13,737	14,111
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	15,870	15,298
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	4,870	4,884
Nevada Power Co.	7.125%	3/15/19	7,350	8,518
7 Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,940
NSTAR Electric Co.	2.375%	10/15/22	7,700	7,459
Pacific Gas & Electric Co.	4.250%	5/15/21	6,200	6,682
Pacific Gas & Electric Co.	3.250%	9/15/21	4,050	4,142
Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,272
Pacific Gas & Electric Co.	3.250%	6/15/23	21,500	21,679
Pacific Gas & Electric Co.	3.850%	11/15/23	3,710	3,875
Pacific Gas & Electric Co.	3.750%	2/15/24	25,295	26,232
Pacific Gas & Electric Co.	3.400%	8/15/24	20,475	20,683
Pacific Gas & Electric Co.	3.500%	6/15/25	9,650	9,771
PacifiCorp	3.850%	6/15/21	16,844	17,975
PacifiCorp	3.600%	4/1/24	6,000	6,249
PacifiCorp	3.350%	7/1/25	12,720	12,913
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,286
Potomac Electric Power Co.	3.600%	3/15/24	12,690	13,149
PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,292
PSEG Power LLC	4.300%	11/15/23	1,210	1,232
Public Service Co. of Colorado	2.250%	9/15/22	5,000	4,858
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,470
Public Service Electric & Gas Co.	2.375%	5/15/23	20,275	19,632
Public Service Electric & Gas Co.	3.150%	8/15/24	7,710	7,849
Public Service Electric & Gas Co.	3.000%	5/15/25	10,470	10,465
Puget Energy Inc.	6.500%	12/15/20	15,565	18,067
Puget Energy Inc.	6.000%	9/1/21	4,235	4,861
Puget Energy Inc.	5.625%	7/15/22	19,769	22,350
7 Puget Energy Inc.	3.650%	5/15/25	13,000	12,697
Puget Sound Energy Inc.	4.300%	5/20/45	5,240	5,381
SCANA Corp.	6.250%	4/1/20	8,500	9,518
SCANA Corp.	4.750%	5/15/21	10,787	11,317
SCANA Corp.	4.125%	2/1/22	2,000	2,003
Southern California Edison Co.	3.500%	10/1/23	17,500	18,293
Tampa Electric Co.	5.400%	5/15/21	13,000	14,808
Tampa Electric Co.	2.600%	9/15/22	6,220	6,038
TECO Finance Inc.	5.150%	3/15/20	14,332	15,646
7 Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,039
Union Electric Co.	6.700%	2/1/19	2,427	2,794
Union Electric Co.	3.500%	4/15/24	5,410	5,555
Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,341
Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,242
Virginia Electric & Power Co.	3.100%	5/15/25	4,300	4,298

	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,455

	Natural Gas (0.2%)
	Nisource Finance Corp.	3.850%	2/15/23	8,518	8,799
	Sempra Energy	2.875%	10/1/22	7,200	7,053
	Sempra Energy	3.550%	6/15/24	2,000	2,024
	Southern California Gas Co.	3.150%	9/15/24	22,290	22,643

	Other Utility (0.1%)
	American Water Capital Corp.	3.400%	3/1/25	9,720	9,942

					1,142,159
Total Corporate Bonds (Cost $15,352,800)					15,536,487
Sovereign Bonds (U.S. Dollar-Denominated) (3.1%)
7	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,000	1,078
7	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,000	985
	Asian Development Bank	1.125%	3/15/17	4,000	4,025
	Asian Development Bank	1.875%	10/23/18	3,000	3,060
7	Banco Latinoamericano de Comercio Exterior
	SA	3.250%	5/7/20	4,000	3,961
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	1,022
7	Bank of China Ltd.	3.750%	11/8/16	920	940
7	Bermuda	5.603%	7/20/20	2,300	2,536
7	Bermuda	4.138%	1/3/23	2,000	2,013
7	Bermuda	4.854%	2/6/24	1,000	1,049
	Cayman Islands	5.950%	11/24/19	500	565
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,094
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,800	1,435
7	CEZ AS	4.250%	4/3/22	1,000	1,058
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	1,023
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	978
	Corp. Andina de Fomento	3.750%	1/15/16	11,500	11,570
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,002
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,444
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,050
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,500	1,516
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	1,500	1,525
	Ecopetrol SA	7.375%	9/18/43	1,000	955
	Ecopetrol SA	5.875%	5/28/45	4,200	3,423
7	Electricite de France SA	3.625%	10/13/25	4,800	4,784
7	Electricite de France SA	6.000%	1/22/14	50	50
8	Emirates NBD PJSC	5.750%	5/8/19	4,060	3,048
[4,7] ENA Norte Trust		4.950%	4/25/28	1,738	1,773
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	12,200	11,376
	European Investment Bank	2.250%	3/15/16	8,000	8,054
	European Investment Bank	2.125%	7/15/16	10,000	10,114
	European Investment Bank	2.500%	4/15/21	7,000	7,233
	European Investment Bank	3.250%	1/29/24	2,000	2,158
	Export-Import Bank of Korea	4.000%	1/11/17	10,000	10,294
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,065
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,241
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,079
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,137
	Federative Republic of Brazil	4.875%	1/22/21	23,985	23,595
	Federative Republic of Brazil	5.000%	1/27/45	4,665	3,534
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	5,053
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	9,000	10,125

	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,451
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,815
	International Finance Corp.	1.000%	4/24/17	6,700	6,704
	International Finance Corp.	1.750%	9/4/18	3,000	3,047
7	IPIC GMTN Ltd.	5.500%	3/1/22	800	911
13 KFW		1.250%	2/15/17	4,000	4,025
13 KFW		1.000%	6/11/18	11,750	11,712
13 KFW		2.750%	10/1/20	3,000	3,146
13 KFW		2.625%	1/25/22	9,000	9,367
13 KFW		2.000%	10/4/22	2,000	1,997
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,499
	Korea Development Bank	3.250%	9/20/16	1,000	1,019
	Korea Development Bank	3.875%	5/4/17	5,000	5,165
	Korea Development Bank	1.500%	1/22/18	2,000	1,988
	Korea Development Bank	4.625%	11/16/21	2,000	2,224
7	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,019
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,327
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,044
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,744
[13] Landwirtschaftliche Rentenbank		2.125%	7/15/16	5,000	5,056
[13] Landwirtschaftliche Rentenbank		1.375%	10/23/19	2,000	1,984
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,219
	North American Development Bank	2.300%	10/10/18	1,500	1,520
	North American Development Bank	2.400%	10/26/22	1,300	1,283
7	OCP SA	5.625%	4/25/24	1,200	1,253
7	Ooredoo International Finance Ltd.	4.750%	2/16/21	1,500	1,662
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	700	696
4	Oriental Republic of Uruguay	4.375%	10/27/27	1,550	1,542
4	Oriental Republic of Uruguay	5.100%	6/18/50	4,000	3,600
7	Pertamina Persero PT	6.000%	5/3/42	1,000	863
5	Petrobras Global Finance BV	2.460%	1/15/19	3,950	3,180
	Petrobras Global Finance BV	3.000%	1/15/19	5,315	4,405
	Petrobras Global Finance BV	4.875%	3/17/20	4,425	3,628
	Petrobras International Finance Co. SA	5.875%	3/1/18	12,531	11,826
	Petrobras International Finance Co. SA	5.750%	1/20/20	1,000	855
	Petrobras International Finance Co. SA	6.875%	1/20/40	1,435	1,030
	Petroleos Mexicanos	5.750%	3/1/18	16,500	17,531
	Petroleos Mexicanos	8.000%	5/3/19	13,520	15,413
	Petroleos Mexicanos	5.500%	1/21/21	2,425	2,588
	Petroleos Mexicanos	4.875%	1/24/22	49,570	50,605
	Petroleos Mexicanos	3.500%	1/30/23	2,000	1,855
	Province of New Brunswick	2.750%	6/15/18	1,250	1,293
	Province of Ontario	3.000%	7/16/18	3,000	3,125
	Province of Ontario	4.000%	10/7/19	4,500	4,872
	Quebec	2.625%	2/13/23	5,700	5,722
	Quebec	2.875%	10/16/24	8,250	8,347
[11] Republic of Chile		1.875%	5/27/30	4,500	4,734
	Republic of Colombia	7.375%	3/18/19	6,800	7,752
4	Republic of Colombia	4.500%	1/28/26	7,000	6,965
	Republic of Colombia	6.125%	1/18/41	5,450	5,670
	Republic of Hungary	4.000%	3/25/19	5,250	5,503
[11] Republic of Indonesia		2.875%	7/8/21	5,400	5,885
	Republic of Indonesia	3.750%	4/25/22	3,000	2,962
[11] Republic of Indonesia		3.375%	7/30/25	4,000	4,199
	Republic of Indonesia	6.625%	2/17/37	2,000	2,195
	Republic of Kazakhstan	6.500%	7/21/45	7,000	6,825
	Republic of Korea	7.125%	4/16/19	1,500	1,763
7	Republic of Latvia	2.750%	1/12/20	1,000	1,020

	Republic of Lithuania	7.375%	2/11/20	5,000	5,994
	Republic of Namibia	5.500%	11/3/21	4,400	4,576
	Republic of Namibia	5.250%	10/29/25	2,760	2,736
	Republic of Poland	5.125%	4/21/21	15,100	17,086
	Republic of Poland	4.000%	1/22/24	6,000	6,396
	Republic of Romania	4.375%	8/22/23	2,000	2,102
[11] Republic of Romania		2.750%	10/29/25	4,500	5,010
	Republic of Turkey	7.500%	7/14/17	41,300	44,759
	Republic of Turkey	6.750%	4/3/18	14,645	15,938
	Republic of Turkey	7.000%	3/11/19	21,000	23,467
	Republic of Turkey	7.000%	6/5/20	6,000	6,817
	Republic of Turkey	5.625%	3/30/21	6,900	7,443
	Republic of Turkey	6.250%	9/26/22	4,700	5,229
	Republic of Turkey	4.875%	4/16/43	3,900	3,517
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,000	1,026
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,886
	State of Israel	5.125%	3/26/19	2,550	2,820
	State of Israel	3.150%	6/30/23	2,000	2,043
7	State of Qatar	5.250%	1/20/20	1,000	1,129
	Statoil ASA	3.150%	1/23/22	3,000	3,052
	Statoil ASA	2.450%	1/17/23	3,000	2,910
	Statoil ASA	3.950%	5/15/43	1,000	938
	Statoil ASA	4.800%	11/8/43	2,000	2,143
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	986
	United Mexican States	4.000%	10/2/23	2,040	2,108
	United Mexican States	6.050%	1/11/40	1,676	1,894
	United Mexican States	5.550%	1/21/45	1,700	1,822
	United Mexican States	5.750%	10/12/10	1,100	1,082
Total Sovereign Bonds (Cost $633,721)					635,559
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,145
	California GO	5.750%	3/1/17	2,000	2,128
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	1,250	1,274
	Illinois GO	5.365%	3/1/17	1,000	1,038
	Illinois GO	5.000%	1/1/23	1,835	1,829
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.885%	1/1/21	1,000	1,044
	Johns Hopkins University Maryland GO	5.250%	7/1/19	199	223
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	12,000	12,351
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	5,475	5,692
5	Mississippi GO (Nissan North America, Inc.
	Project)	0.893%	11/1/17	5,520	5,534
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	865	903
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,717
	New York State Dormitory Authority Revenue
	(Employer Assessment)	3.892%	12/1/24	2,000	2,131

Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,427
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	838
Texas GO	3.682%	8/1/24	2,000	2,131
University of California Revenue	2.054%	5/15/18	500	511
University of California Revenue	2.300%	5/15/21	1,000	1,002
Total Taxable Municipal Bonds (Cost $45,426)				46,918
			Shares
Convertible Preferred Stocks (0.0%)
*,9 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)	7.250%		8,740	—
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[14] Vanguard Market Liquidity Fund (Cost $222,032)	0.207%		222,032,000	222,032
Total Investments (100.0%) (Cost $20,405,578)				20,602,222
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		11/20/15	304	(24)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00		11/20/15	508	(24)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		12/24/15	136	(55)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/20/15	271	(51)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		11/20/15	269	(84)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/20/15	440	(220)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/20/15	508	(381)

Total Liability for Options Written (Premiums received $769)				(839)
Other Assets and Liabilities-Net (0.0%)				(2,414)
Net Assets (100%)				20,598,969

*	Non-income-producing security.
1	Securities with a value of $6,709,000 have been segregated as collateral for open over-the-counter swap contracts.
2	Securities with a value of $5,536,000 have been segregated as initial margin for open cleared swap contracts.
3	Securities with a value of $11,875,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Adjustable-rate security.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $2,120,988,000, representing 10.3% of net assets.
8	Face amount denominated in Australian dollars.

9	Non-income-producing security--security in default.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13	Guaranteed by the Federal Republic of Germany.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. REIT—Real Estate Investment Trust. USD—United School District.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,185,081	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,915,259	60,886
Corporate Bonds	—	15,536,485	2
Sovereign Bonds	—	635,559	—
Taxable Municipal Bonds	—	46,918	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	222,032	—	—
Liability for Options Written	(839)	—	—
Futures Contracts—Assets[1]	356	—	—
Futures Contracts—Liabilities[1]	(1,025)	—	—
Forward Currency Contracts—Assets	—	4,759	—
Forward Currency Contracts—Liabilities	—	(1,995)	—
Swap Contracts—Assets	87[1]	4,670	—
Swap Contracts—Liabilities	—	(1,014)	—
Total	220,611	20,325,722	60,888
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2015	8,603	1,030,411	(2,831)
10-Year U.S. Treasury Note	December 2015	(1,426)	(182,082)	155
Euro-Bund	December 2015	(711)	(122,915)	(2,080)
2-Year U.S. Treasury Note	December 2015	(393)	(85,932)	(1)
Ultra Long U.S. Treasury Bond	December 2015	(244)	(38,979)	(133)
30-Year U.S. Treasury Bond	December 2015	(197)	(30,818)	14
Euro-Bobl	December 2015	(172)	(24,478)	(111)
Long Gilt	December 2015	(74)	(13,433)	56
Australia 3-Year Treasury Bond	December 2015	(138)	(11,052)	(19)
Euro-Buxl	December 2015	(62)	(10,753)	(466)
Australia 10-Year Treasury Bond	December 2015	(116)	(10,701)	(58)
Euro-Schatz	December 2015	77	9,439	20
				(5,454)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services LLC	11/2/15	EUR	196,360	USD	216,742	(813)
Bank of America N.A	12/2/15	EUR	22,809	USD	25,218	(126)
BNP Paribas	11/2/15	AUD	29,401	USD	21,333	(368)
Morgan Stanley Capital
Services LLC	11/2/15	GBP	12,488	USD	19,145	107
Morgan Stanley Capital
Services LLC	12/2/15	EUR	11,597	USD	12,791	(34)
UBS AG	11/2/15	EUR	8,800	USD	9,989	(312)
Barclays Capital	11/2/15	GBP	724	USD	1,100	16
Bank of America N.A	11/2/15	GBP	28	USD	42	1
Morgan Stanley Capital
Services LLC	12/2/15	USD	211,014	EUR	191,284	580
UBS AG	11/2/15	USD	172,830	EUR	154,806	2,595
Morgan Stanley Capital
Services LLC	11/2/15	USD	24,769	EUR	22,268	283
Morgan Stanley Capital
Services LLC	12/2/15	USD	23,531	GBP	15,351	(130)
BNP Paribas	12/2/15	USD	21,300	AUD	29,401	369
BNP Paribas	11/2/15	USD	18,457	EUR	16,529	281
BNP Paribas	11/2/15	USD	17,206	GBP	11,132	44
UBS AG	11/2/15	USD	15,371	AUD	21,760	(146)
Bank of America N.A	11/2/15	USD	6,957	EUR	6,113	235
Barclays Capital	11/2/15	USD	4,876	EUR	4,352	90
Barclays Capital	12/2/15	USD	4,086	EUR	3,700	15
UBS AG	11/2/15	USD	3,697	AUD	5,094	64
UBS AG	11/2/15	USD	3,199	GBP	2,108	(50)
JPMorgan Chase Bank N.A.	12/2/15	USD	2,534	AUD	3,573	(10)
JPMorgan Chase Bank N.A.	11/2/15	USD	1,850	AUD	2,546	34

Credit Suisse International	11/2/15	USD	1,241	EUR	1,092	41
Bank of America N.A	12/2/15	USD	1,082	EUR	979	4
BNP Paribas	12/2/15	USD	920	AUD	1,301	(6)
						2,764
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Bank of America Corp./Baa1	12/20/17	MSCS	7,680	124	1.000	228
Federation of Malaysia/A3	12/20/20	JPMC	5,240	210	1.000	(39)
Federation of Malaysia/A3	12/20/20	BOANA	4,100	210	1.000	16
Federation of Malaysia/A3	12/20/20	BNPSW	2,250	86	1.000	(21)
Federation of Malaysia/A3	12/20/20	BNPSW	1,560	61	1.000	(13)
Federation of Malaysia/A3	12/20/20	JPMC	500	23	1.000	(1)
Federation of Malaysia/A3	12/20/20	GSCM	460	19	1.000	(3)
Federative Republic of
Brazil/Baa3	12/20/20	JPMC	10,800	1,698	1.000	152

Federative Republic of
Brazil/Baa3	12/20/20	GSCM	6,000	816	1.000	(42)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	2,000	260	1.000	(27)
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	1,570	250	1.000	26
Federative Republic of
Brazil/Baa3	12/20/20	BNPSW	700	93	1.000	(8)
Goldman Sachs Group
Inc./A3	3/20/20	BOANA	7,870	(61)	1.000	18
People’s Republic of
China/Aa3	9/20/20	BNPSW	3,000	20	1.000	19
People’s Republic of
China/Aa3	12/20/20	GSCM	5,000	53	1.000	38
Republic of Chile/Aa3	12/20/20	BARC	10,100	155	1.000	38
Republic of Chile/Aa3	12/20/20	BNPSW	5,550	33	1.000	(31)
Republic of Colombia/Baa2	12/20/20	JPMC	12,000	603	1.000	(21)
Republic of Colombia/Baa2	12/20/20	BNPSW	10,300	563	1.000	27
Republic of Indonesia/Baa3	12/20/20	MSCS	4,500	238	1.000	(20)
Republic of Indonesia/Baa3	12/20/20	BNPSW	1,500	79	1.000	(7)
Republic of Indonesia/Baa3	12/20/20	MSCS	1,500	86	1.000	-
Republic of Peru/A3	12/20/20	BNPSW	8,350	251	1.000	(40)
Republic of Peru/A3	12/20/20	JPMC	7,500	332	1.000	71
Republic of Peru/A3	12/20/20	CSFBI	5,000	211	1.000	37
Republic of Turkey/Baa3	12/20/16	BNPSW	7,000	13	1.000	10
Republic of Turkey/Baa3	12/20/20	BNPSW	8,114	875	1.000	304
Russian Federation/Ba1	6/20/17	GSCM	3,200	134	1.000	90
Russian Federation/Ba1	12/20/20	DBAG	7,145	866	1.000	290
Russian Federation/Ba1	12/20/20	BNPSW	5,200	572	1.000	154
Russian Federation/Ba1	12/20/20	BARC	4,500	402	1.000	39
Standard Chartered Bank/Aa2	12/20/20	MSCS	4,109	146	1.000	121
Total			164,298			1,405

Credit Protection Purchased
Bank of America Corp.	3/20/20	GSCM	7,870	109	(1.000)	(10)
CMBS-NA-8-AAA	10/17/57	CSFBI	17,240	(901)	(0.500)	(108)
CMBS-NA-8-AAA	10/17/57	GSCM	17,195	(895)	(0.500)	(104)
CMBS-NA-8-AAA	10/17/57	CSFBI	4,325	(200)	(0.500)	(1)
Devon Energy Corporation	9/20/18	BARC	7,000	17	(1.000)	(28)
EI du Pont de Nemours & Co.	9/20/18	CSFBI	2,970	52	(1.000)	(7)
EI du Pont de Nemours & Co.	9/20/18	BARC	2,250	32	(1.000)	(13)
EI du Pont de Nemours & Co.	9/20/18	BNPSW	2,250	32	(1.000)	(13)
EI du Pont de Nemours & Co.	9/20/18	DBAG	2,250	32	(1.000)	(13)
EI du Pont de Nemours & Co.	9/20/18	GSCM	2,250	32	(1.000)	(12)
Federal Express Corp.	12/20/18	GSCM	7,840	76	(1.000)	(115)
Federative Republic of Brazil	12/20/15	BOANA	1,500	(1)	(1.000)	1
GAP Inc.	12/20/20	MSCS	5,000	(214)	(1.000)	488

Intesa Sanpaolo SpA	12/20/19	BARC	5,135	44	(1.000)	(20)
Intesa Sanpaolo SpA	3/20/20	BOANA	6,510	28	(1.000)	(49)
McKesson Corp.	3/20/19	JPMC	6,360	149	(1.000)	(34)
McKesson Corp.	3/20/19	JPMC	6,360	152	(1.000)	(30)
Republic of Austria	9/20/17	BNPSW	1,200	(11)	(1.000)	(33)
Republic of Korea	9/20/18	JPMC	2,000	11	(1.000)	(32)
United Mexican States	12/20/15	BOANA	1,500	(1)	(1.000)	(2)
United Mexican States	9/20/20	DBAG	5,000	(144)	(1.000)	(49)
United Mexican States	9/20/20	DBAG	4,000	(96)	(1.000)	(20)
United Mexican States	9/20/20	GSCM	3,500	(78)	(1.000)	(12)
United Mexican States	9/20/20	DBAG	1,500	(26)	(1.000)	2
United Mexican States	12/20/20	BARC	4,000	(94)	(1.000)	(4)
Wells Fargo & Co.	9/20/20	BOANA	9,700	206	(1.000)	(19)
Total			136,705			(237)
						1,168

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event BARC--Barclays Bank plc.

BNPSW--BNP Paribas. BOANA--Bank of America, N.A.

CSFBI—Credit Suisse First Boston International. DBAG--Deutsche Bank AG.

GSCM--Goldman Sachs Bank USA. JPMC--JP Morgan Chase Bank. MSCS--Morgan Stanley Capital Services LLC UBSAG--UBS AG.

WFC--Wells Fargo Bank N.A.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Clearinghouse	($000)	(%)	(%)	($000)
2/15/16	LCH	4,000	0.450	(0.196)[2]	(6)
2/15/16	CME	4,733	0.448	(0.196)[2]	(4)
5/16/16	CME	1,400	0.451	(0.199)[2]	-
5/16/16	CME	10,800	0.434	(0.196)[2]	1
5/22/16	CME	3,800	0.546	(0.329)[1]	2
6/15/16	LCH	1,920	0.299	(0.196)[2]	(2)
6/17/16	CME	4,400	0.444	(0.197)[2]	3
6/17/16	CME	970	0.485	(0.197)[2]	1
6/17/16	CME	1,100	0.485	(0.197) [2]	1
9/17/16	CME	1,050	0.643	(0.197)[2]	2
9/17/16	CME	2,560	0.643	(0.197)[2]	5
10/25/16	CME	15,200	1.714	(0.320)[1]	(102)
12/10/16	LCH	8,355	0.656	(0.197)[2]	16
1/15/17	CME	3,050	0.770	(0.196)[2]	10
1/17/17	LCH	6,500	0.700	(0.197)[2]	14
2/15/17	CME	1,600	0.729	(0.196)[2]	4
2/15/17	CME	400	0.714	(0.196)[2]	1
2/15/17	CME	365	3.432	(0.196)[2]	(7)
2/15/17	CME	513	2.287	(0.196)[2]	(6)
2/15/17	CME	5,700	2.407	(0.196)[2]	(65)
2/15/17	CME	426	2.407	(0.196)[2]	(5)
2/15/17	CME	625	3.373	(0.196)[2]	(12)
2/15/17	CME	668	3.180	(0.196)[2]	(12)
2/15/17	LCH	2,953	1.875	(0.196)[2]	(31)
3/15/17	CME	39,385	0.937	(0.196)[2]	204
4/20/17	CME	13,000	0.960	(0.194)[2]	(4)
5/17/17	CME	3,900	1.036	(0.197)[2]	26
6/17/17	LCH	2,925	0.736	(0.197)[2]	5
7/17/17	CME	3,900	0.781	(0.197)[2]	8
9/15/17	CME	2,508	3.520	(0.196)[2]	(45)
9/15/17	CME	2,792	3.363	(0.196)[2]	(48)
9/15/17	CME	340	2.532	(0.196)[2]	(4)

9/15/17	LCH	5,910	0.755	(0.196)[2]	31
10/16/17	CME	7,000	0.749	(0.199)[2]	28
11/27/17	CME	3,580	0.664	(0.189)[2]	(7)
12/15/17	CME	1,150	0.788	(0.196)[2]	4
2/15/18	CME	4,000	0.923	(0.196)[2]	9
2/15/18	LCH	35,000	1.097	(0.196)[2]	226
4/16/18	LCH	3,500	1.013	(0.196)[2]	14
7/16/18	CME	17,100	1.159	(0.199)[2]	95
1/15/19	LCH	18,930	1.509	(0.196)[2]	288
3/15/19	CME	22,370	1.699	(0.196)[2]	464
3/15/19	CME	5,135	1.701	(0.196)[2]	107
3/15/19	CME	4,990	1.399	(0.196)[2]	5
6/12/19	CME	4,600	1.674	(0.336)[1]	69
1/20/20	CME	20,920	1.224	(0.194)[2]	(21)
4/15/20	LCH	14,650	1.344	(0.196)[2]	45
4/25/20	CME	28,610	3.024	(0.320)[1]	(222)
7/15/20	CME	8,920	1.571	(0.196)[2]	97
2/15/21	CME	6,100	2.200	(0.196)[2]	240
10/15/21	LCH	5,720	1.949	(0.196)[2]	142
2/15/22	LCH	8,755	1.583	(0.196)[2]	9
2/25/25	CME	3,100	2.077	(0.197)[2]	44
2/25/25	CME	2,490	2.077	(0.197)[2]	36
5/27/25	CME	5,785	2.170	(0.194)[2]	122
9/17/31	CME	498	3.065	(0.197)[2]	55
9/17/31	CME	2,396	3.065	(0.197)[2]	265
Total					2,095

CME--Chicago Mercantile Exchange.

1 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Over the Counter Interest Rate Swaps
			Fixed	Floating
			Interest
			Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination
Date	Counterparty	($000)	(%)	(%)		($000)
2/22/2016	BNPSW	1,342	0.522	(0.329)	1	1
5/19/2016	WFC	836	1.454	(0.333)	1	6
12/26/2017	GSCM	7,420	0.625	(0.194)	2	6
8/15/2018	BNPSW	5,400	0.715	(0.196)	2	5
4/25/2019	WFC	4,233	2.756	(0.320)	1	155
4/25/2019	WFC	8,180	2.053	(0.320)	1	174
4/25/2020	GSCM	3,420	2.794	(0.320)	1	144
4/1/2021	WFC	4,480	0.965	(0.193)	2	(13)
6/25/2021	GSCM	5,720	3.143	(0.327)	1	317
10/25/2021	WFC	6,500	3.328	(0.320)	1	430
11/25/2022	BARC	15,254	2.758	(0.329)	1	677
1/25/2023	WFC	3,000	3.144	(0.320)	1	197
12/25/2026	WFC	16,000	1.92	(0.197)	2	328
9/25/2029	GSCM	11,667	1.794	(0.194)	2	61
Total						2,488

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM--Goldman Sachs Bank USA.
WFC--Wells Fargo Bank N.A.
1 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional		Notional
				Amount of		Amount of	Unrealized
				Currency		Currency	Appreciation
Fixed Interest	Fixed Interest	Termination		Received		Delivered	(Depreciation)
Rate Received	Rate Paid	Date	Counterparty	($000)		(000)	($000)
USD 5.555%	GBP 5.500%	10/6/26	BARC	10,725	GBP	6,250	1,140
USD 3.331%	GBP 3.250%	9/25/24	BNPSW	8,523	GBP	5,000	761
USD 5.502%	GBP 5.250%	9/14/27	MSCS	8,061	GBP	4,800	702
USD 4.076%	EUR 2.750%	8/2/22	MSCS	6,897	EUR	5,000	1,419
USD 8.542%	GBP 8.750%	4/8/21	MSCS	5,134	GBP	3,000	604
USD 6.043%	GBP 6.500%	4/8/22	BARC	5,072	GBP	3,000	459
USD 5.780%	GBP 5.500%	10/6/26	MSCS	4,146	GBP	2,500	322
							5,407

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.

GBP—British pound.

At October 31, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $11,909,000 in connection with open swap contracts and forward currency contracts.

G. At October 31, 2015, the cost of investment securities for tax purposes was $20,425,527,000. Net unrealized appreciation of investment securities for tax purposes was $176,695,000, consisting of unrealized gains of $369,346,000 on securities that had risen in value since their purchase and $192,651,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments
As of October 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (20.1%)
U.S. Government Securities (10.2%)
	United States Treasury Note/Bond	1.500%	6/30/16	4,000	4,030
	United States Treasury Note/Bond	0.625%	8/15/16	6,150	6,161
	United States Treasury Note/Bond	1.000%	8/31/16	4,400	4,421
	United States Treasury Note/Bond	0.875%	9/15/16	1,700	1,706
	United States Treasury Note/Bond	0.625%	10/15/16	6,000	6,009
	United States Treasury Note/Bond	0.375%	10/31/16	6,400	6,395
	United States Treasury Note/Bond	1.000%	10/31/16	6,300	6,334
1	United States Treasury Note/Bond	0.875%	12/31/16	8,700	8,738
	United States Treasury Note/Bond	0.625%	2/15/17	3,600	3,603
					47,397
Agency Bonds and Notes (9.9%)
2	Federal Home Loan Banks	0.190%	11/19/15	500	500
2	Federal Home Loan Banks	0.500%	11/20/15	2,255	2,256
2	Federal Home Loan Banks	1.375%	12/11/15	400	401
2	Federal Home Loan Banks	5.000%	12/11/15	250	251
2	Federal Home Loan Banks	0.375%	12/30/15	1,000	1,000
2	Federal Home Loan Banks	0.340%	1/25/16	350	350
2	Federal Home Loan Banks	0.375%	2/19/16	1,335	1,336
2	Federal Home Loan Banks	0.250%	3/11/16	200	200
2	Federal Home Loan Banks	1.000%	3/11/16	1,200	1,203
2	Federal Home Loan Banks	3.125%	3/11/16	1,670	1,688
2	Federal Home Loan Banks	0.250%	4/29/16	1,000	1,000
2	Federal Home Loan Banks	0.250%	5/18/16	650	650
2	Federal Home Loan Banks	5.375%	5/18/16	1,350	1,387
2	Federal Home Loan Banks	2.125%	6/10/16	1,700	1,718
2	Federal Home Loan Banks	0.500%	9/28/16	1,000	1,001
2	Federal Home Loan Banks	0.625%	12/28/16	1,000	1,001
2	Federal Home Loan Banks	0.750%	8/28/17	3,500	3,499
3	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	356	357
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,300	1,330
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,350	1,351
3	Federal Home Loan Mortgage Corp.	0.400%	5/27/16	300	300
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	900	911
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,000	5,065
3	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	3,550	3,565
3	Federal National Mortgage Assn.	0.375%	12/21/15	1,050	1,050
3	Federal National Mortgage Assn.	5.000%	3/15/16	2,050	2,086
3	Federal National Mortgage Assn.	0.500%	3/30/16	1,485	1,487
3	Federal National Mortgage Assn.	1.250%	9/28/16	7,200	7,254
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,500	1,584
					45,781
Total U.S. Government and Agency Obligations (Cost $93,170)					93,178
Asset-Backed/Commercial Mortgage-Backed Securities (31.1%)
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	800	799
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	800	800
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	1,500	1,502
4	Ally Auto Receivables Trust 2015-SN1	0.930%	6/20/17	752	752

4,5	Ally Master Owner Trust Series 2014-1	0.666%	1/15/19	151	151
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	155	155
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	1,625	1,624
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	1,200	1,197
4,5	American Express Credit Account Secured
	Note Trust 2008-2	1.456%	9/15/20	1,300	1,325
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.746%	5/15/20	168	168
4,5	American Express Credit Account Secured
	Note Trust 2014-5	0.486%	5/15/20	410	409
4,5,6American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	100	98
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	19	19
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	88	88
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	97	98
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	21	21
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	39	39
4,5	AmeriCredit Automobile Receivables Trust
	2014-2	0.474%	10/10/17	189	189
4	AmeriCredit Automobile Receivables Trust
	2015-2	0.830%	9/10/18	637	637
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	160	160
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	150	150
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	255	255
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	190	190
4,6	ARI Fleet Lease Trust 2014-A	0.810%	11/15/22	582	582
4,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	1,100	1,098
4,5,6Arran Residential Mortgages Funding 2011-1
	plc	1.783%	11/19/47	52	52
4,6	Avis Budget Rental Car Funding AESOP LLC
	2012-2A	2.802%	5/20/18	1,300	1,323
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	150	150
4,5	BA Credit Card Trust 2007-A4	0.236%	11/15/19	1,101	1,095
4	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	849
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	103	105
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	199	204
4	Banc of America Commercial Mortgage Trust
	2007-2	5.569%	4/10/49	150	157
4	Banc of America Commercial Mortgage Trust
	2008-1	6.171%	2/10/51	130	140
4	Banc of America Commercial Mortgage Trust
	2008-1	6.215%	2/10/51	21	22
4,6	Bank of The West Auto Trust 2015-1	0.870%	4/16/18	1,700	1,701
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	104	106
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.705%	6/11/40	87	90

4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	211	224
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	147	157
4,5,6BMW Floorplan Master Owner Trust 2015-1A		0.696%	7/15/20	1,250	1,246
4	BMW Vehicle Owner Trust 2015-2	1.400%	2/20/19	3,250	3,248
4,5	Brazos Higher Education Authority Inc. Series
	2010-1	1.229%	5/25/29	218	216
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.129%	2/25/30	287	283
4	California Republic Auto Receivables Trust
	2015-2	0.880%	2/15/18	1,500	1,501
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	34	34
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	33	33
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	81	83
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	190	190
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	92	92
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	82	83
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	103	103
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	37	37
4	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	800	799
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	260	261
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	500	502
4	Capital Auto Receivables Asset Trust 2015-4	1.620%	3/20/19	1,500	1,496
4,5	Capital One Multi-asset Execution Trust 2007-
	A1	0.246%	11/15/19	100	100
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.236%	7/15/20	1,168	1,160
4	Capital One Multi-asset Execution Trust 2015-
	A7	1.450%	8/16/21	2,100	2,094
4,5,6CARDS II Trust 2015-2A		0.716%	7/15/20	2,000	2,000
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	36	36
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	22	22
4	Carmax Auto Owner Trust 2015-2	0.820%	6/15/18	1,000	1,000
4	Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	1,100	1,104
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
4,5	Chase Issuance Trust 2007-C1	0.656%	4/15/19	185	184
4,5	Chase Issuance Trust 2013-A7	0.626%	9/15/20	1,000	999
4,5	Chase Issuance Trust 2014-A3	0.396%	5/15/18	350	350
4,5	Chase Issuance Trust 2015-A3	0.446%	4/15/19	1,200	1,198
4	Chase Issuance Trust 2015-A5	1.360%	4/15/20	400	400
4,6	Chrysler Capital Auto Receivables Trust 2013-
	A	0.910%	4/16/18	305	305
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	24	24
4,6	Chrysler Capital Auto Receivables Trust 2013-
	BA	1.270%	3/15/19	1,415	1,420
4,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	101	101
4,5	Citibank Credit Card Issuance Trust 2013-A2	0.627%	9/10/20	130	130
4	Citibank Credit Card Issuance Trust 2014-A2	1.020%	2/22/19	850	849
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	600	601
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	19	19
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	100	104
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	1.199%	3/10/47	97	97

4	CNH Equipment Trust 2015-A	0.840%	6/15/18	250	250
4	CNH Equipment Trust 2015-B	0.840%	8/15/18	1,400	1,399
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	109	113
4,5,6Colony American Homes 2014-1		1.400%	5/17/31	139	137
4,5,6Colony American Homes 2014-1		1.600%	5/17/31	100	98
4,5,6Colony American Homes 2015-1		1.397%	7/17/32	210	207
4,5,6Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.545%	7/17/31	100	98
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	124	128
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	157	162
4	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	113	119
4	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	248	248
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	115	115
4	COMM 2013-CCRE6 Mortgage Trust	0.719%	3/10/46	33	33
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	93	96
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	100	103
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	100	103
4	COMM 2014-CCRE15 Mortgage Trust	1.218%	2/10/47	294	292
4	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	111	110
4	COMM 2014-CR14 Mortgage Trust	1.330%	2/10/47	38	38
4	COMM 2014-CR16 Mortgage Trust	1.445%	4/10/47	77	77
4	Commercial Mortgage Trust 2006-GG7	5.819%	7/10/38	138	139
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.824%	6/15/38	76	77
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	12	13
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.068%	2/15/41	124	134
4,6	Dell Equipment Finance Trust 2015-1	1.010%	7/24/17	1,100	1,099
4,5	Discover Card Execution Note Trust 2012-A4	0.566%	11/15/19	297	297
4,5	Discover Card Execution Note Trust 2013-A1	0.496%	8/17/20	400	399
4	Discover Card Execution Note Trust 2013-A2	0.690%	8/15/18	525	525
4	Discover Card Execution Note Trust 2013-A5	1.040%	4/15/19	700	699
4,5	Discover Card Execution Note Trust 2015-A1	0.546%	8/17/20	1,000	1,000
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	2,500	2,496
4,6	Drive Auto Receivables Trust 2015-A	1.010%	11/15/17	562	562
4,6	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	40	40
4,6	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	140	140
4,6	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	130	130
4,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	330	328
4,6	Drive Auto Receivables Trust 2015-C	2.230%	9/16/19	135	135
4,6	Drive Auto Receivables Trust 2015-C	3.010%	5/17/21	200	199
4,6	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	145	144
4,6	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	1,505	1,504
4,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	600	600
4,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	600	601
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	345	345
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	250	251
4,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	1,500	1,505
4,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	980	988
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	2/25/25	24	24
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C01	1.697%	2/25/25	20	20
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.347%	5/25/25	107	107

4,5	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.397%	5/25/25	196	196
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	7/25/25	103	104
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.697%	7/25/25	133	134
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.793%	4/25/28	460	460
4,5	Fannie Mae Connecticut Avenue Securities
	2015-C04	1.893%	4/25/28	220	220
4,5	First National Master Note Trust 2015-1	0.974%	9/15/20	540	540
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	21	21
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	408	408
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	137	137
4	Ford Credit Auto Lease Trust 2015-A	0.790%	12/15/17	1,000	1,000
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	970	968
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	490	489
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	30	30
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	62	62
4	Ford Credit Auto Owner Trust 2015-A	0.810%	1/15/18	415	415
4	Ford Credit Auto Owner Trust 2015-B	0.720%	3/15/18	1,400	1,400
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,000	1,002
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	226	228
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	100	101
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	155	155
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	62	62
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	27	27
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	0.546%	8/15/19	495	495
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	250	250
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.770%	8/15/20	1,400	1,406
4,5	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2015-HQA1	1.444%	3/25/28	248	248
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	58	58
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.196%	5/15/19	304	304
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	250	250
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.944%	4/22/19	406	406
4,5	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.644%	10/20/19	875	871
4	GE Equipment Transportation LLC Series
	2015-1	0.890%	11/24/17	250	250
4,6	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	100	100
4	GM Financial Leasing Trust 2015-1	1.100%	12/20/17	573	573
4	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	1,100	1,100

4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	140	140
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	120	120
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	2,600	2,595
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	50	50
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	120	120
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	120	120
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	449
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	100	100
4,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	536	539
4,5,6Golden Credit Card Trust 2015-3A		0.616%	7/15/19	2,000	1,998
4,5	Granite Master Issuer plc Series 2007-2	0.277%	12/17/54	10	10
4,6	Great America Leasing Receivables 2015-1	1.120%	6/20/17	500	500
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	101	105
4	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	52	52
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	1,163	1,160
4	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	2,600	2,602
4,6	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	294	295
4,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,351	1,380
4,6	Hertz Vehicle Financing LLC 2015-2	2.020%	9/25/19	2,000	1,985
4	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	799
4	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	1,400	1,401
4	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	290	290
4	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,750	2,738
4	Huntington Auto Trust 2015-1	0.760%	10/16/17	1,500	1,501
4,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.000%	10/16/17	300	300
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	1.660%	7/15/19	1,000	999
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	250	252
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	49	49
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	35	35
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	60	61
4	Hyundai Auto Receivables Trust 2015-B	0.690%	4/16/18	1,100	1,100
4	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,000	1,002
5	Illinois Student Assistance Commission Series
	2010-1	1.370%	4/25/22	84	84
4,5,6Invitation Homes 2014-SFR1 Trust		1.697%	6/17/31	149	147
4,5,6Invitation Homes 2014-SFR2 Trust		1.797%	9/17/31	100	99
4,5,6Invitation Homes 2015-SFR2 Trust		1.547%	6/17/32	98	97
4	John Deere Owner Trust 2015-A	0.870%	2/15/18	300	300
4	John Deere Owner Trust 2015-B	1.440%	10/15/19	1,600	1,603
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	121	122
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.911%	4/15/45	151	153
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	19	20
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	146	155
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	175	182
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	130	138

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	1.303%	1/15/46	317	318
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	19	19
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	112	116
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	100	103
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	1.247%	1/15/47	77	77
4,6	Kubota Credit Owner Trust 2014-1	1.160%	5/15/18	400	400
4,5,6Lanark Master Issuer plc 2012-2A		1.729%	12/22/54	235	235
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	191	192
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	94	96
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	47	48
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	130	136
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	119	128
4,6	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	28	28
4,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	1,730	1,726
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.340%	12/16/19	1,100	1,103
4,6	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	436	436
4,5,6Mercedes-Benz Master Owner Trust 2015-A		0.516%	4/15/19	1,200	1,200
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	52	53
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	31	33
4	ML-CFC Commercial Mortgage Trust 2006-2	5.877%	6/12/46	29	30
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	32	32
4,6	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	14	15
4,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	73	74
4,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	234	239
4,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	100	100
4,6	MMAF Equipment Finance LLC 2013-A	1.030%	12/11/17	470	470
4,6	MMAF Equipment Finance LLC 2015-A	0.960%	9/18/17	1,000	1,000
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	0.916%	8/15/45	36	36
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	1.308%	8/15/46	225	225
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	134	139
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	333	332
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	246	245
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	193	197
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	58	59
4	Morgan Stanley Capital I Trust 2007-IQ15	5.917%	6/11/49	141	149
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	137	145
4,5	Navient Student Loan Trust 2015-2	0.477%	11/25/24	833	826
4,5	Navient Student Loan Trust 2015-3	0.517%	7/25/30	1,550	1,550
4,5,6Navient Student Loan Trust 2015-BA		0.796%	5/15/23	1,156	1,153
4,5	New Mexico Educational Assistance
	Foundation 2013-1	0.893%	1/2/25	109	105
4	Nissan Auto Lease Trust 2014-B	1.290%	3/16/20	681	682
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	445	447
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	1,520	1,518
4	Nissan Auto Receivables 2015-B Owner Trust	0.670%	9/15/17	900	900
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,500	1,496

4,5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.496%	2/15/18	331	331
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
5	North Carolina State Education Assistance
	Authority 2011-1	1.220%	1/26/26	124	124
4,5	North Carolina State Education Assistance
	Authority 2011-2	1.120%	7/25/25	93	92
4,5,6PFS Financing Corp. 2015-AA		0.816%	4/15/20	100	99
4,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	400	402
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	146	147
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	48	48
4	Santander Drive Auto Receivables Trust
	2015-2	0.880%	9/17/18	917	917
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	705	704
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	800	798
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	400	401
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	402
4,5,6Silver Bay Realty 2014-1 Trust		1.647%	9/17/31	100	98
4,5	SLM Student Loan Trust 2005-5	0.420%	4/25/25	301	296
4,5	SLM Student Loan Trust 2005-9	0.440%	1/27/25	92	92
4,5	SLM Student Loan Trust 2006-6	0.430%	10/27/25	182	179
4,5,6SLM Student Loan Trust 2011-A		1.196%	10/15/24	33	33
4,6	SLM Student Loan Trust 2011-A	4.370%	4/17/28	100	105
4,5,6SLM Student Loan Trust 2011-C		1.596%	12/15/23	14	14
4,5,6SLM Student Loan Trust 2012-B		1.296%	12/15/21	3	3
4,6	SLM Student Loan Trust 2012-B	3.480%	10/15/30	152	155
4,5,6SLM Student Loan Trust 2012-E		0.946%	10/16/23	68	68
4,6	SLM Student Loan Trust 2013-B	1.850%	6/17/30	100	99
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	72	72
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	892	892
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	392	391
4	SMART ABS Series 2013-2US Trust	1.180%	2/14/19	520	519
4	SMART ABS Series 2014-1US Trust	0.950%	2/14/18	936	934
4,5,6SMB Private Education Loan Trust 2015-A		0.796%	7/17/23	777	773
4,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	79	81
4,5	South Carolina Student Loan Corp. Revenue
	2010-1	1.320%	7/25/25	184	185
4,5,6SWAY Residential 2014-1 Trust		1.497%	1/17/32	193	191
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	250	250
4	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,751
4	Toyota Auto Receivables 2015-A Owner Trust	0.710%	7/17/17	250	250
4	UBS Commercial Mortgage Trust 2011-C1	1.524%	1/10/45	73	73
4	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	1,400	1,409
4	Volkswagen Auto Lease Trust 2015-A	0.870%	6/20/17	214	214
4,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	336	334
4,6	Volvo Financial Equipment LLC Series 2015-
	1A	0.950%	11/15/17	500	500

4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	36	37
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	99	102
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	181	185
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	145	150
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.952%	2/15/51	16	17
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	336	336
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	110	113
4	WFRBS Commercial Mortgage Trust 2013-
	C16	1.406%	9/15/46	134	134
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	100	103
4	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	35	35
4,6	Wheels SPV 2 LLC 2014-1A	0.840%	3/20/23	430	429
4,6	Wheels SPV 2 LLC 2015-1 A3	1.810%	4/22/24	200	198
4	World Financial Network Credit Card Master
	Note Trust Series 2013-B	0.910%	3/16/20	1,100	1,099
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.676%	2/15/22	115	114
4	World Omni Auto Receivables Trust 2013-A	0.640%	4/16/18	75	75
4	World Omni Auto Receivables Trust 2015-A	0.790%	7/16/18	207	207
4	World Omni Automobile Lease Securitization
	Trust 2013-A	1.100%	12/15/16	205	205
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	380	382
4,5,6World Omni Master Owner Trust 2013-1		0.547%	2/15/18	1,352	1,352
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $144,502)					144,308
Corporate Bonds (27.8%)
Finance (12.6%)
	Banking (10.7%)
	Abbey National Treasury Services plc	4.000%	4/27/16	108	110
	Abbey National Treasury Services plc	1.375%	3/13/17	1,701	1,701
6	ABN AMRO Bank NV	4.250%	2/2/17	600	621
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	500	504
	Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	842	841
	Bank of America Corp.	3.625%	3/17/16	29	29
	Bank of America Corp.	3.750%	7/12/16	799	814
	Bank of America Corp.	6.500%	8/1/16	29	30
	Bank of America Corp.	1.350%	11/21/16	410	410
	Bank of America Corp.	6.400%	8/28/17	229	248
	Bank of America Corp.	6.000%	9/1/17	29	31
	Bank of Montreal	2.500%	1/11/17	1,984	2,019
	Bank of New York Mellon Corp.	2.300%	7/28/16	770	780
	Bank of Nova Scotia	2.900%	3/29/16	1,162	1,172
	Bank of Nova Scotia	1.375%	7/15/16	938	943
	Bank of Nova Scotia	2.550%	1/12/17	252	257
	Bank of Nova Scotia	1.300%	7/21/17	62	62
	BB&T Corp.	2.150%	3/22/17	1,416	1,433
	Bear Stearns Cos. LLC	5.550%	1/22/17	14	15
	Bear Stearns Cos. LLC	6.400%	10/2/17	14	15

BNP Paribas SA	1.375%	3/17/17	680	681
BPCE SA	1.700%	4/25/16	285	286
BPCE SA	1.613%	7/25/17	214	214
Canadian Imperial Bank of Commerce	2.350%	12/11/15	350	351
Canadian Imperial Bank of Commerce	1.550%	1/23/18	842	842
Capital One Financial Corp.	3.150%	7/15/16	280	284
Capital One NA	1.500%	3/22/18	342	337
Citigroup Inc.	1.250%	1/15/16	26	26
Citigroup Inc.	1.300%	4/1/16	26	26
Citigroup Inc.	3.953%	6/15/16	223	227
Citigroup Inc.	1.700%	7/25/16	440	442
Citigroup Inc.	4.450%	1/10/17	26	27
Citigroup Inc.	1.350%	3/10/17	26	26
Citigroup Inc.	1.550%	8/14/17	44	44
Citigroup Inc.	6.125%	5/15/18	670	738
Commonwealth Bank of Australia	1.400%	9/8/17	850	851
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,521	1,561
Deutsche Bank AG	3.250%	1/11/16	208	209
Fifth Third Bancorp	4.500%	6/1/18	529	560
Goldman Sachs Group Inc.	5.350%	1/15/16	50	50
Goldman Sachs Group Inc.	3.625%	2/7/16	235	237
Goldman Sachs Group Inc.	6.250%	9/1/17	1,150	1,245
HSBC Bank USA NA	6.000%	8/9/17	450	482
HSBC USA Inc.	1.300%	6/23/17	1,264	1,262
Huntington National Bank	1.375%	4/24/17	1,500	1,494
6 ING Bank NV	3.750%	3/7/17	1,500	1,544
JPMorgan Chase & Co.	2.600%	1/15/16	162	163
JPMorgan Chase & Co.	1.125%	2/26/16	154	154
JPMorgan Chase & Co.	3.450%	3/1/16	14	14
JPMorgan Chase & Co.	3.150%	7/5/16	319	324
JPMorgan Chase & Co.	1.350%	2/15/17	14	14
JPMorgan Chase & Co.	2.000%	8/15/17	41	41
JPMorgan Chase & Co.	6.000%	1/15/18	730	797
Lloyds Bank plc	4.875%	1/21/16	650	656
6 Macquarie Bank Ltd.	2.000%	8/15/16	416	419
6 Macquarie Bank Ltd.	1.650%	3/24/17	1,000	1,002
Manufacturers & Traders Trust Co.	1.400%	7/25/17	1,449	1,443
Morgan Stanley	1.750%	2/25/16	461	463
Morgan Stanley	5.750%	10/18/16	300	314
Morgan Stanley	1.875%	1/5/18	800	804
MUFG Union Bank NA	2.125%	6/16/17	2,000	2,021
National Australia Bank Ltd.	2.750%	3/9/17	1,130	1,153
National Australia Bank Ltd.	1.875%	7/23/18	760	762
National City Bank	5.250%	12/15/16	500	521
6 Nordea Bank AB	1.875%	9/17/18	1,000	1,000
PNC Bank NA	1.150%	11/1/16	250	250
PNC Bank NA	1.500%	10/18/17	310	310
PNC Funding Corp.	2.700%	9/19/16	485	492
Royal Bank of Canada	1.250%	6/16/17	1,496	1,497
Royal Bank of Scotland plc	4.375%	3/16/16	240	243
State Street Corp.	2.875%	3/7/16	770	776
State Street Corp.	1.350%	5/15/18	350	349
Toronto-Dominion Bank	2.500%	7/14/16	1,233	1,249
Toronto-Dominion Bank	1.750%	7/23/18	1,580	1,587
UBS AG	1.375%	6/1/17	570	569
UBS AG	1.375%	8/14/17	600	599

US Bank NA	1.375%	9/11/17	635	636
US Bank NA	1.350%	1/26/18	400	399
Wells Fargo & Co.	1.250%	7/20/16	735	738
Wells Fargo & Co.	2.100%	5/8/17	744	754
Westpac Banking Corp.	3.000%	12/9/15	362	363
Westpac Banking Corp.	0.950%	1/12/16	64	64
Westpac Banking Corp.	1.050%	11/25/16	64	64
Westpac Banking Corp.	1.200%	5/19/17	64	64
Westpac Banking Corp.	2.000%	8/14/17	64	65

Brokerage (0.8%)
Ameriprise Financial Inc.	5.650%	11/15/15	214	214
BlackRock Inc.	6.250%	9/15/17	400	437
Franklin Resources Inc.	1.375%	9/15/17	214	215
Nomura Holdings Inc.	4.125%	1/19/16	200	202
Nomura Holdings Inc.	2.000%	9/13/16	800	805
NYSE Euronext	2.000%	10/5/17	1,667	1,686

Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	116	121
6 GE Capital International Funding Co.	0.964%	4/15/16	315	316
General Electric Capital Corp.	2.250%	11/9/15	17	17
General Electric Capital Corp.	1.000%	12/11/15	17	17
General Electric Capital Corp.	5.000%	1/8/16	17	17
General Electric Capital Corp.	2.950%	5/9/16	17	17
General Electric Capital Corp.	1.500%	7/12/16	17	17
General Electric Capital Corp.	3.350%	10/17/16	17	18
General Electric Capital Corp.	2.900%	1/9/17	17	17
General Electric Capital Corp.	5.400%	2/15/17	17	18
General Electric Capital Corp.	2.450%	3/15/17	132	135
General Electric Capital Corp.	5.625%	9/15/17	17	18
5 HSBC Finance Corp.	0.754%	6/1/16	216	216

Insurance (0.5%)
6 MassMutual Global Funding II	3.125%	4/14/16	160	162
6 MassMutual Global Funding II	2.000%	4/5/17	159	160
MetLife Inc.	6.750%	6/1/16	372	385
Travelers Cos. Inc.	5.750%	12/15/17	1,302	1,419
UnitedHealth Group Inc.	1.450%	7/17/17	320	322

Real Estate Investment Trusts (0.4%)
Brandywine Operating Partnership LP	5.700%	5/1/17	116	122
DDR Corp.	7.500%	4/1/17	886	955
Welltower Inc.	3.625%	3/15/16	260	263
Welltower Inc.	2.250%	3/15/18	400	401
				58,158
Industrial (12.5%)
Basic Industry (1.3%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,164	1,175
Airgas Inc.	2.950%	6/15/16	225	227
Airgas Inc.	1.650%	2/15/18	100	99
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	70	70
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	571	574
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	271	272
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	71	75
Eastman Chemical Co.	3.000%	12/15/15	270	271
Eastman Chemical Co.	2.400%	6/1/17	550	556

Ecolab Inc.	3.000%	12/8/16	500	510
Ecolab Inc.	1.450%	12/8/17	381	380
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	30	31
PPG Industries Inc.	1.900%	1/15/16	326	327
Praxair Inc.	0.750%	2/21/16	200	200
Praxair Inc.	5.200%	3/15/17	1,100	1,160

Capital Goods (0.9%)
Boeing Capital Corp.	2.125%	8/15/16	214	216
Danaher Corp.	2.300%	6/23/16	214	216
General Dynamics Corp.	2.250%	7/15/16	214	217
General Dynamics Corp.	1.000%	11/15/17	200	200
General Electric Co.	5.250%	12/6/17	300	324
John Deere Capital Corp.	0.750%	1/22/16	76	76
John Deere Capital Corp.	2.250%	6/7/16	25	25
John Deere Capital Corp.	1.850%	9/15/16	25	25
John Deere Capital Corp.	1.050%	10/11/16	16	16
John Deere Capital Corp.	1.050%	12/15/16	16	16
John Deere Capital Corp.	2.000%	1/13/17	25	25
John Deere Capital Corp.	1.400%	3/15/17	25	25
John Deere Capital Corp.	1.125%	6/12/17	135	135
John Deere Capital Corp.	2.800%	9/18/17	25	26
John Deere Capital Corp.	1.200%	10/10/17	870	869
Lockheed Martin Corp.	2.125%	9/15/16	275	278
Mohawk Industries Inc.	6.125%	1/15/16	275	278
Precision Castparts Corp.	1.250%	1/15/18	950	945
6 Siemens Financieringsmaatschappij NV	1.450%	5/25/18	400	399

Communication (1.5%)
America Movil SAB de CV	2.375%	9/8/16	1,250	1,261
AT&T Inc.	2.950%	5/15/16	425	430
Comcast Cable Communications LLC	8.875%	5/1/17	46	51
Comcast Corp.	6.500%	1/15/17	46	49
Deutsche Telekom International Finance BV	5.750%	3/23/16	825	840
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	300	304
6 McGraw Hill Financial Inc.	2.500%	8/15/18	500	504
NBCUniversal Media LLC	2.875%	4/1/16	1,652	1,668
Omnicom Group Inc.	5.900%	4/15/16	550	562
Thomson Reuters Corp.	0.875%	5/23/16	500	500
Verizon Communications Inc.	2.500%	9/15/16	658	667
Verizon Communications Inc.	1.350%	6/9/17	308	308

Consumer Cyclical (2.0%)
American Honda Finance Corp.	1.125%	10/7/16	214	215
American Honda Finance Corp.	0.950%	5/5/17	400	400
American Honda Finance Corp.	1.550%	12/11/17	400	402
AutoZone Inc.	5.500%	11/15/15	232	232
6 Daimler Finance North America LLC	2.625%	9/15/16	180	182
6 Daimler Finance North America LLC	1.600%	8/3/17	400	399
6 Daimler Finance North America LLC	1.650%	5/18/18	400	396
Ford Motor Credit Co. LLC	4.207%	4/15/16	290	294
Ford Motor Credit Co. LLC	3.984%	6/15/16	100	102
Ford Motor Credit Co. LLC	4.250%	2/3/17	300	309
Ford Motor Credit Co. LLC	6.625%	8/15/17	100	108
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	353	357
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	553	564
Lowe's Cos. Inc.	2.125%	4/15/16	700	704

Lowe's Cos. Inc.	1.625%	4/15/17	108	109
Lowe's Cos. Inc.	6.100%	9/15/17	108	117
PACCAR Financial Corp.	1.600%	3/15/17	735	740
PACCAR Financial Corp.	1.750%	8/14/18	290	291
Starbucks Corp.	0.875%	12/5/16	425	425
Target Corp.	6.000%	1/15/18	625	688
Toyota Motor Credit Corp.	0.800%	5/17/16	100	100
Toyota Motor Credit Corp.	2.000%	9/15/16	100	101
Toyota Motor Credit Corp.	2.050%	1/12/17	500	507
Toyota Motor Credit Corp.	1.750%	5/22/17	400	404
Toyota Motor Credit Corp.	1.375%	1/10/18	400	401
Wal-Mart Stores Inc.	0.600%	4/11/16	124	124
Wal-Mart Stores Inc.	2.800%	4/15/16	124	125
Wal-Mart Stores Inc.	5.375%	4/5/17	124	132
6 Wesfarmers Ltd.	2.983%	5/18/16	259	262

Consumer Noncyclical (3.9%)
AbbVie Inc.	1.800%	5/14/18	450	451
Actavis Funding SCS	1.850%	3/1/17	99	99
Actavis Funding SCS	1.300%	6/15/17	100	99
Actavis Funding SCS	2.350%	3/12/18	39	39
Actavis Inc.	1.875%	10/1/17	39	39
Agilent Technologies Inc.	6.500%	11/1/17	116	126
Amgen Inc.	2.500%	11/15/16	55	56
Amgen Inc.	2.125%	5/15/17	58	59
Amgen Inc.	5.850%	6/1/17	58	62
AstraZeneca plc	5.900%	9/15/17	1,280	1,392
6 Baxalta Inc.	2.000%	6/22/18	250	249
6 Cargill Inc.	1.900%	3/1/17	459	462
Celgene Corp.	1.900%	8/15/17	370	373
Clorox Co.	5.950%	10/15/17	700	757
Coca-Cola Co.	0.875%	10/27/17	2,000	1,995
Covidien International Finance SA	6.000%	10/15/17	400	436
Gilead Sciences Inc.	3.050%	12/1/16	1,239	1,268
Gilead Sciences Inc.	1.850%	9/4/18	500	505
GlaxoSmithKline Capital plc	1.500%	5/8/17	265	267
Hershey Co.	1.600%	8/21/18	1,500	1,513
JM Smucker Co.	1.750%	3/15/18	500	501
Medtronic Inc.	2.625%	3/15/16	1,350	1,359
Mondelez International Inc.	4.125%	2/9/16	58	59
Mylan Inc.	1.800%	6/24/16	180	180
PepsiCo Inc.	2.500%	5/10/16	625	631
PepsiCo Inc.	1.125%	7/17/17	700	703
PepsiCo Inc.	1.250%	8/13/17	500	502
Philip Morris International Inc.	1.250%	8/11/17	1,000	1,003
Reynolds American Inc.	2.300%	6/12/18	600	608
6 Roche Holdings Inc.	1.350%	9/29/17	1,000	1,004
St. Jude Medical Inc.	2.500%	1/15/16	319	320
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	360	364
Tyson Foods Inc.	6.600%	4/1/16	216	221
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	350	350

Energy (1.6%)
Chevron Corp.	1.345%	11/15/17	2,500	2,508
El Paso Natural Gas Co. LLC	5.950%	4/15/17	17	18
Energy Transfer Partners LP	6.125%	2/15/17	116	121
Energy Transfer Partners LP	2.500%	6/15/18	500	494
Enterprise Products Operating LLC	6.300%	9/15/17	170	184

Enterprise Products Operating LLC	1.650%	5/7/18	700	694
Kinder Morgan Energy Partners LP	3.500%	3/1/16	117	118
Kinder Morgan Energy Partners LP	6.000%	2/1/17	17	18
Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	18
Kinder Morgan Inc.	7.000%	6/15/17	17	18
Kinder Morgan Inc.	2.000%	12/1/17	17	17
Occidental Petroleum Corp.	4.125%	6/1/16	600	612
Occidental Petroleum Corp.	1.500%	2/15/18	850	848
Shell International Finance BV	0.625%	12/4/15	300	300
Shell International Finance BV	1.125%	8/21/17	500	499
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	17	18
Total Capital International SA	1.500%	2/17/17	687	691
Total Capital International SA	1.550%	6/28/17	187	188

Technology (1.0%)
Apple Inc.	0.900%	5/12/17	300	301
Applied Materials Inc.	2.650%	6/15/16	800	811
Corning Inc.	1.500%	5/8/18	300	296
6 Hewlett Packard Enterprise Co.	2.450%	10/5/17	500	502
6 Hewlett Packard Enterprise Co.	2.850%	10/5/18	500	501
Intel Corp.	1.950%	10/1/16	214	217
Intel Corp.	1.350%	12/15/17	200	201
Microsoft Corp.	1.300%	11/3/18	500	500
Oracle Corp.	5.250%	1/15/16	367	371
Oracle Corp.	1.200%	10/15/17	350	351
Oracle Corp.	5.750%	4/15/18	400	441
QUALCOMM Inc.	1.400%	5/18/18	400	398

Transportation (0.3%)
Canadian National Railway Co.	5.850%	11/15/17	345	375
6 ERAC USA Finance LLC	1.400%	4/15/16	308	308
6 ERAC USA Finance LLC	6.375%	10/15/17	58	63
Ryder System Inc.	2.500%	3/1/17	275	278
United Parcel Service Inc.	1.125%	10/1/17	214	215
				58,117
Utilities (2.7%)
Electric (2.7%)
Arizona Public Service Co.	6.250%	8/1/16	420	437
Baltimore Gas & Electric Co.	5.900%	10/1/16	54	56
Berkshire Hathaway Energy Co.	5.750%	4/1/18	116	127
CMS Energy Corp.	6.550%	7/17/17	589	637
CMS Energy Corp.	5.050%	2/15/18	39	42
Commonwealth Edison Co.	5.950%	8/15/16	54	56
Commonwealth Edison Co.	1.950%	9/1/16	54	54
Commonwealth Edison Co.	6.150%	9/15/17	454	493
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	1,041
Consumers Energy Co.	5.500%	8/15/16	119	123
Consumers Energy Co.	5.150%	2/15/17	135	142
Consumers Energy Co.	5.650%	9/15/18	121	134
Consumers Energy Co.	6.125%	3/15/19	125	142
Duke Energy Carolinas LLC	7.000%	11/15/18	723	836
Duke Energy Florida Inc.	0.650%	11/15/15	38	38
Duke Energy Florida Inc.	5.100%	12/1/15	38	38
Duke Energy Florida Llc	5.800%	9/15/17	246	266
Duke Energy Florida Llc	5.650%	6/15/18	50	55
Duke Energy Progress Inc.	5.250%	12/15/15	38	38
Edison International	3.750%	9/15/17	1,200	1,246

Exelon Corp.	1.550%	6/9/17	600	599
Georgia Power Co.	5.700%	6/1/17	650	694
Louisville Gas & Electric Co.	1.625%	11/15/15	414	414
National Rural Utilities Cooperative Finance
Corp.	1.900%	11/1/15	171	171
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	671	676
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	221	235
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	225	225
Pacific Gas & Electric Co.	5.625%	11/30/17	1,555	1,680
Pacific Gas & Electric Co.	8.250%	10/15/18	300	354
TECO Finance Inc.	4.000%	3/15/16	143	145
TECO Finance Inc.	6.572%	11/1/17	58	63
5 TECO Finance Inc.	0.920%	4/10/18	100	99
Union Electric Co.	6.400%	6/15/17	464	500
Xcel Energy Inc.	0.750%	5/9/16	250	250
Xcel Energy Inc.	1.200%	6/1/17	300	299
				12,405
Total Corporate Bonds (Cost $128,679)				128,680
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	800	798
Corp. Andina de Fomento	3.750%	1/15/16	150	151
Corp. Andina de Fomento	7.790%	3/1/17	200	216
Export-Import Bank of Korea	3.750%	10/20/16	200	205
Export-Import Bank of Korea	4.000%	1/11/17	500	515
Export-Import Bank of Korea	1.750%	2/27/18	50	50
Korea Development Bank	3.250%	3/9/16	100	101
Korea Development Bank	4.000%	9/9/16	1,000	1,024
Korea Development Bank	2.250%	8/7/17	200	202
North American Development Bank	2.300%	10/10/18	300	304
Province of Ontario	2.300%	5/10/16	400	404
Province of Ontario	1.600%	9/21/16	400	403
Statoil ASA	3.125%	8/17/17	200	207
Statoil ASA	1.200%	1/17/18	300	299
Svensk Exportkredit AB	0.625%	5/31/16	300	300
Total Sovereign Bonds (Cost $5,182)				5,179
Taxable Municipal Bond (0.1%)
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL (Cost $256)	3.220%	2/1/21	247	254
			Shares
Temporary Cash Investment (18.8%)
Money Market Fund (18.8%)
7 Vanguard Market Liquidity Fund (Cost
$86,922)	0.207%		86,922,055	86,922
Total Investments (99.0%) (Cost $458,711)				458,521
Other Assets and Liabilities-Net (1.0%)				4,827
Net Assets (100%)				463,348

1	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Adjustable-rate security.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $50,487,000, representing 10.9% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	93,178	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	143,628	680
Corporate Bonds	—	128,680
Sovereign Bonds	—	5,179	—
Taxable Municipal Bonds	—	254	—
Temporary Cash Investments	86,922	—	—
Futures Contracts—Assets[1]	15
Futures Contracts—Liabilities[1]	(5)	—	—
Total	86,932	370,919	680
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2015	(88)	(19,242)	51
90-Day Euro	December 2015	49	12,200	5
5-Year U.S. Treasury Note	December 2015	(12)	(1,437)	8
				64

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2015, the cost of investment securities for tax purposes was $458,711,000. Net unrealized depreciation of investment securities for tax purposes was $190,000, consisting of unrealized gains of $242,000 on securities that had risen in value since their purchase and $432,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2015

VANGUARD FIXED INCOME SECURITIES FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.